NestEgg Funds
Semi Annual Report
August 31, 2001



NestEgg Capital Preservation Fund (formerly the NestEgg 2000 Fund) NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund





--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
 .  Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
 .  Are not insured by the FDIC, and
 .  Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------


This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

Letter from the President
Dear Shareholder:

The NestEgg Portfolios' semiannual period ended August 31, 2001 was one of continued market volatility. Significant events during this period included:

 . The Nasdaq Composite Index experienced its worst first quarter performance in history, and the S&P 500 experienced its worst first quarter in 23 years.

 . The Federal Reserve Board lowered short-term interest rates five times during the period, bringing the federal funds rate to 3.50%, its lowest level in seven years.

 .  In July, the unemployment rate reached 4.55%, its highest level in ten years.

 .  The federal government passed a 10-year, $1.35 trillion tax-cut package.

As you read through this report and review the performance of the Portfolios, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

The NestEgg Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Portfolios are fulfilling your expectations and will continue to do so.

We appreciate your confidence and look forward to helping you meet your investment goals.


/s/ David Bunstine

David Bunstine
President

                                 NestEgg Funds
                          Semiannual 2001 Commentary


The six-month period ending August 31, 2001 was in many ways a continuation of the same themes from the previous period. The wave of earnings disappointments, weak economic indicators and job cuts that had already begun to drag down markets again weighed on investors. Against the backdrop of a slowing economy, the Federal Reserve Board ("the Fed") continued to aggressively lower interest rates in an effort to avoid a recession. Following two rate cuts earlier in 2001, the Fed sliced rates an additional five times during the period, for a total of a 2.00% reduction. By August 31, the fed funds rate stood at 3.50%, its lowest level in seven years. Economic signs contributed to the malaise: the jobless rate reached its highest level in ten years and Gross Domestic Product ("GDP") slowed to only 0.2%, its slowest pace in more than eight years.

The Fed's actions, combined with a tax cut that would bring relief to investors and some positive economic figures, did briefly spark some optimism in the markets during the second quarter. While the gains were not sufficient to put the markets in positive territory for the year, they did help to offset some of the losses from earlier in the period. However, when additional signs of economic weakness, job layoffs and earnings warnings emerged in July and August, the equity market's downward march continued.

In general, the bleak economic outlook that drove down stocks helped the bond market. Long-term bonds rallied early in the period, then suffered a setback in the second quarter as investors became temporarily optimistic about the stock market. As the pessimism returned, so did the strength of the bond market, and long-term bonds rose during July and August. Short-term paper did well throughout the period, benefiting directly from the Fed's interest rate campaign.

For the 6-month period ending August 31, 2001, U.S. equities as measured by the Barclays Global Investment ("BGI") US Equity Index declined 7.37%. Fixed-income markets, on the other hand, posted positive returns: U.S. bonds as measured by the Lehman Brothers Aggregate Index returned 4.51% and U.S. money markets rose 2.34%. Following the U.S. markets' lead, most international markets endured a difficult period, as measured by the MSCI EAFE Index's decline of 11.39%.

In April, bonds appeared to be more attractive than cash for two reasons: the yields on cash had declined and the price of long-term bonds had dropped, presenting an opportunity for higher returns on bonds. At that point, the NestEgg funds sold cash and bought bonds. The funds were rewarded in future months, as bonds gained handsomely. As of August 31, bonds appear expensive as they are trading at historically low yield levels, and equity prices reflect significantly lowered earnings expectations. The NestEgg strategies, therefore, have a moderately optimistic outlook on equity valuations relative to bonds, and are positioned with an overweight of equities versus bonds.

NestEgg Funds
NestEgg Capital Preservation Fund


Statement of Assets and Liabilities

                                                                   August 31, 2001
                                                                       (unaudited)
Assets:
Investments in the LifePath Income Fund
   Master Portfolio at value (Note 1)                                $   5,067,329
                                                                     -------------
   Total Assets                                                          5,067,329

Liabilities:
Accrued expenses and other payables:
   Investment Advisor                                $      1,235
   Administration                                             857
   Shareholder Servicing                                    1,965
   Other payables and accrued expenses                     14,845
                                                     ------------
   Total Liabilities                                                        18,902
                                                                     -------------
Net Assets                                                           $   5,048,427
                                                                     =============

Net Assets consist of:
Paid in Capital                                                          5,061,813
Undistributed net investment income                                            879
Accumulated net realized gains
   on investment transactions                                                2,260
Unrealized depreciation from investments                                   (16,525)
                                                                     -------------
Net Assets                                                           $   5,048,427
                                                                     =============

Service Shares
   Net Assets                                                        $   5,048,427
   Shares outstanding                                                      511,111
   Redemption price per share                                        $        9.88
                                                                     =============

   Maximum Sales Charge - Service Shares                                      3.00%
                                                                     -------------
   Maximum Offering Price Per Service Share
     (100%/(100%-Maximum Sales Charge) of
     net asset value adjusted to the nearest cent)                   $       10.18
                                                                     =============

Statement of Operations

                                                  For the six months ended August 31, 2001
                                                                               (Unaudited)
Investment Income allocated from
   corresponding Master Portfolio
Interest income                                                               $     96,783
Dividend income                                                                      8,878
Expenses (Note 3)                                                                  (12,687)
                                                                              ------------
   Net Investment Income allocated from
     corresponding Master Portfolio                                                 92,974
                                                                              ------------


Expenses:(Note 3)
Investment advisory fees                                      $     3,801
Administration fees                                                 5,068
12b-1 fees                                                          6,335
Shareholder servicing fees                                          6,335
Fund accounting fees                                                6,926
Audit fees                                                          3,667
Other expenses                                                      2,065
                                                              -----------
Total expenses before fee reductions                                                34,197
   Expenses reduced by the Investment Advisor                                       (3,159)
   Expenses reduced by the Distributor                                              (6,335)
   Expenses reduced by the Shareholder Servicing Agent                              (1,868)
                                                                              ------------
   Net Expenses                                                                     22,835
                                                                              ------------
Net Investment Income                                                               70,139
                                                                              ------------

Realized/Unrealized Gains (Losses) from
   Investments allocated from corresponding
   Master Portfolio:
Net realized gains from investment transactions                                      4,162
Change in unrealized appreciation/depreciation
   from investments                                                                (46,095)
                                                                              ------------
Net realized/unrealized losses from investments                                    (41,933)
                                                                              ------------

Change in Net Assets Resulting from
   Operations                                                                 $     28,206
                                                                              ============

                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Statements of Changes in Net Assets

                                                                                    For the                 For the
                                                                                six months ended           year ended
                                                                                   August 31,             February 28,
                                                                                      2001                    2001
                                                                               ------------------      -----------------
                                                                                  (Unaudited)
From Investment Activities:
Operations:
    Net investment income                                                      $           70,139      $         146,129
    Net realized gains from investment transactions                                         4,162                 71,748
    Change in unrealized appreciation/depreciation from investments                       (46,095)                11,203
                                                                               ------------------      -----------------
Change in net assets resulting from operations                                             28,206                229,080
                                                                               ------------------      -----------------

Distributions to Shareholders: Service Shares
    From net investment income                                                            (76,536)              (142,731)
    From net realized gains on investment transactions                                          -                (70,740)
                                                                               ------------------      -----------------
Change in net assets from shareholder distributions                                       (76,536)              (213,471)

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                           374,852              1,717,711
    Dividends reinvested                                                                   76,536                213,470
    Cost of shares redeemed                                                              (428,729)            (2,748,891)
                                                                               ------------------      -----------------
Change in net assets from capital share transactions                                       22,659               (817,710)
                                                                               ------------------      -----------------

Change in net assets                                                                      (25,671)              (802,101)
                                                                               ------------------      -----------------
Net Assets:
    Beginning of period                                                                 5,074,098              5,876,199
                                                                               ------------------      -----------------
    End of period                                                              $        5,048,427      $       5,074,098
                                                                               ==================      =================

Share Transactions: Service Shares
    Issued                                                                                 37,042                169,732
    Reinvested                                                                              7,739                 21,348
    Redeemed                                                                              (42,896)              (272,305)
                                                                               ------------------      -----------------
    Change in shares                                                                        1,885                (81,225)
                                                                               ==================      =================

                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Financial Highlights, Service Shares

    Selected data for a share outstanding throughout the period indicated.

                                                                              For the          For the       For the     For the
                                                                          six months ended    year ended    year ended  period ended
                                                                             August 31,      February 28,  February 29, February 28,
                                                                                2001             2001         2000       1999 (a)
                                                                          ----------------   ------------  ------------ ------------
                                                                             (Unaudited)
Net Asset Value, Beginning of Period                                      $       9.96       $    9.95     $   9.89     $ 10.00
                                                                          ------------       ---------     --------     -------
Investment Activities
    Net investment income                                                         0.14            0.36         0.31        0.03
    Net realized and unrealized gains (losses) on investments                    (0.07)           0.18         0.09       (0.14)
                                                                          ------------       ---------     --------     -------
    Total from Investment Activities                                              0.07            0.54         0.40       (0.11)
                                                                          ------------       ---------     --------     -------
Distributions
    Net investment income                                                        (0.15)          (0.35)       (0.34)          -
    Net realized gains on investment transactions                                    -           (0.18)           -           -
    Tax return of capital                                                            -               -            -  **       -
                                                                          ------------       ---------     --------     -------
    Total Distributions                                                          (0.15)          (0.53)       (0.34)          -
                                                                          ------------       ---------     --------     -------
Net Asset Value, End of Period                                            $       9.88       $    9.96     $   9.95     $  9.89
                                                                          ------------       ---------     --------     -------
Total Return (excludes sales charge)                                              0.63% (b)       5.51%        4.19%      (1.10%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                         $      5,048       $   5,074     $  5,876     $ 1,316
Ratio of expenses to average net assets.                                          1.40% (c)       1.50%        1.49%       1.50% (c)
Ratio of net investment income to average net assets.                             2.77% (c)       3.45%        3.12%       2.68% (c)
Ratio of expenses to average net assets *.                                        1.85% (c)       2.12%        3.16%      12.20% (c)
Portfolio Turnover Rate (d)                                                         73%             58%          55%         66%

______________________________
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
**The amount is less than $0.005.
 .These ratios include expenses charged from the corresponding Master Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.


                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statement of Assets and Liabilities
                                                                                                                August 31, 2001
                                                                                                                     (Unaudited)

Assets:
Investments in the LifePath 2010                                                                                   $ 15,345,454
                                                                                                                   ------------
    Total Assets                                                                                                     15,345,454

Liabilities:
Accrued expenses and other payables:
    Investment advisor                                                              $    1,964
    Administration                                                                       2,618
    Shareholder servicing                                                                3,273
    Other payables and accrued expenses                                                 14,803
                                                                                    ----------
    Total Liabilities                                                                                                    22,658
                                                                                                                   ------------
Net Assets                                                                                                         $ 15,322,796
                                                                                                                   ============

Net Assets consist of:
Paid in Capital                                                                                                      15,924,770
Distributions in excess of net investment income                                                                         (4,501)
Accumulated net realized gains from
    investment transactions                                                                                           1,303,070
Unrealized depreciation from investments                                                                             (1,900,543)
                                                                                                                   ------------
Net Assets                                                                                                         $ 15,322,796
                                                                                                                   ============

Service Shares
    Net Assets                                                                                                     $ 15,322,796
    Shares outstanding                                                                                                1,558,645
    Redemption price per share                                                                                     $       9.83
                                                                                                                   ------------
    Maximum Sales Charge - Service Shares                                                                                 3.00%
                                                                                                                   ------------

    Maximum Offering Price Per Service Share
      (100%/100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)                                                                $      10.13
                                                                                                                   ============
Statement of Operations
                                                                 For the six months ended August 31, 2001
                                                                                              (Unaudited)
  Investment Income allocated from
  Interest income                                                                           $    234,407
  Expenses (Note 3)                                                                              (37,658)
                                                                                            ------------
    Net Investment Income allocated from
       corresponding Master Portfolio                                                            249,417
                                                                                            ------------

  Expenses:(Note 3)
  Investment advisory fees                                       $   11,426
  Administration fees                                                15,234
  12B-1 fees                                                         19,043
  Shareholder servicing fees                                         19,043
  Fund accounting fees                                                6,645
  Audit fees                                                          9,001
  Other expenses                                                      7,869
                                                                 ----------

  Total expenses before waivers                                                                   88,261
    Expenses reduced by the Distributor                                                          (19,043)
                                                                                            ------------
    Net Expenses                                                                                  69,218
                                                                                            ------------
  Net Investment Income                                                                          180,199
                                                                                            ------------

  Realized/Unrealized Gains (Losses) from
    Investments allocated from corresponding
    Master Portfolio:
  Net realized gains from investment transactions                                              1,297,651
  Change in unrealized appreciation/depreciation
    from investments                                                                          (1,756,248)
                                                                                            ------------
  Net realized/unrealized losses from investments                                               (458,597)
                                                                                            ------------

  Change in Net Assets Resulting from
    Operations                                                                              $   (278,398)
                                                                                            ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

                                                                              For the                   For the
                                                                          six months ended             year ended
                                                                             August 31,                February 28,
                                                                               2001                        2001
                                                                          ----------------             ------------
                                                                            (Unaudited)

From Investment Activities:
Operations
  Net investment income                                                     $    180,199               $    320,842
  Net realized gains from investment transactions                              1,297,651                     93,834
  Change in unrealized appreciation/depreciation from investments             (1,756,248)                  (290,043)
                                                                            ------------               ------------
Change in net assets resulting from operations                                  (278,398)                   124,633
                                                                            ------------               ------------
Distributions to Sharehlders: Service Shares
  From net investment income                                                    (182,597)                  (328,187)
  From net realized gains on investment transactions                                   -                   (108,799)
                                                                            ------------               ------------
Change in net assets from shareholder distributions                             (182,597)                  (436,986)

Capital Share Transactions: Service Shares
  Proceeds from shares issued                                                  1,627,422                  5,713,272
  Dividends reinvested                                                           181,212                    427,238
  Cost of shares redeemed                                                       (529,641)                (4,994,002)
                                                                            ------------               ------------
Change in net assets from capital share transactions                           1,278,993                  1,146,508
                                                                            ------------               ------------
Change in net assets                                                             817,998                    834,155
                                                                            ------------               ------------

Net Assets:
  Beginning of period                                                         14,504,798                 13,670,643
                                                                            ------------               ------------
  End of period                                                             $ 15,322,796               $ 14,504,798
                                                                            ============               ============

Share Transactions: Service Shares
  Issued                                                                         161,703                    543,588
  Reinvested                                                                      18,182                     41,168
  Redeemed                                                                       (52,399)                  (471,345)
                                                                            ------------               ------------
  Change in shares                                                               127,486                    113,411
                                                                            ============               ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Financial Highlights, Service Shares

    Selected data for a share outstanding throughout the period indicated.

                                                                     For the           For the         For the         For the
                                                                 six months ended     year ended      year ended    period ended
                                                                    August 31,        February 28,    February 29,   February 28,
                                                                       2001             2001            2000          1999 (a)
                                                                 ----------------     ------------    ------------  -------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period                               $     10.14        $  10.37        $   9.92        $ 10.00
                                                                   -----------        --------        --------        -------
Investment Activities
    Net investment income                                                 0.12            0.28            0.21           0.03
    Net realized and unrealized gains (losses) on investments            (0.31)          (0.14)           0.50          (0.11)
                                                                   -----------        --------        --------        -------
    Total from Investment Activities                                     (0.19)           0.14            0.71          (0.08)
                                                                   -----------        --------        --------        -------
Distributions
    Net investment income                                                (0.12)          (0.28)          (0.24)             -
    Net realized gains on investment transactions                            -           (0.09)          (0.02)             -
                                                                   -----------        --------        --------        -------
    Total Distributions                                                  (0.12)          (0.37)          (0.26)             -
                                                                   -----------        --------        --------        -------
Net Asset Value, End of Period                                          $ 9.83        $  10.14        $  10.37        $  9.92
                                                                   ===========        ========        ========        =======
Total Return (excludes sales charge)                                     (1.79%)(b)       1.39%           7.24%         (0.80%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                  $    15,323        $ 14,505        $ 13,671        $ 2,729
Ratio of expenses to average net assets*                                  1.40% (c)       1.44%           1.50%          1.29% (c)
Ratio of net investment income to average net assets*                     2.37% (c)       2.60%           2.27%          2.46% (c)
Ratio of expenses to average net assets**                                 1.65% (c)       1.76%           2.94%          8.26% (c)
Portfolio Turnover Rate (d)                                                 51%             54%             49%            38%

______________________________________
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated

** These ratios include expenses charged from the corresponding Master
   Portfolio.

(a) The Fund commenced operations on January 4, 1999.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statement of Assets and Liabilities
                                                                                              August 31, 2001
                                                                                                  (Unaudited)
Assets:
Investments in the LifePath 2020
    Master Portfolio at value (Note 1)                                                        $   23,767,314
                                                                                              --------------
    Total Assets                                                                                  23,767,314
    Net investment income
Liabilities:
Accrued expenses and other payables:
    Investment advisor                                                  $     3,064
    Administration                                                            4,084
    Shareholder servicing                                                     5,106
    Other payables and accrued expenses                                      25,430
                                                                        -----------
    Total Liabilities                                                                                 37,684
                                                                                              --------------
Net Assets                                                                                    $   23,729,630
                                                                                              ==============

Net Assets consist of:
Paid in Capital                                                                                   26,230,637
Distributions in excess of net investment income                                                     (16,802)
Accumulated net realized gains
    on investment transactions                                                                     3,616,070
Unrealized depreciation from investments                                                          (6,100,275)
                                                                                              --------------
Net Assets                                                                                    $   23,729,630
                                                                                              ==============

Service Shares
    Net Assets                                                                                $   23,729,630
    Shares outstanding                                                                             2,494,135
    Redemption price per share                                                                $         9.51
                                                                                              ==============

    Maximum Sales Charge - Service Shares                                                              3.00%
                                                                                              -------------

    Maximum Offering Price Per Service Share
      (100%/(100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)                                           $         9.81
                                                                                              ==============
Statement of Operations
                                                                                            For the six months ended August 31, 2001
                                                                                                                         (Unaudited)
   Investment Income allocated from
      corresponding Master Portfolio
   Interest income                                                                                                     $    216,408
   Expenses (Note 3)                                                                                                        (59,037)
      Net Investment Income allocated from
                                                                                                                       ------------
        corresponding Master Portfolio                                                                                      277,109
                                                                                                                       ------------
   Expenses:(Note 3)
   Investment advisory fees                                                                  $  18,109
   Administration fees                                                                          24,146
   12B-1 fees                                                                                   30,183
   Shareholder servicing fees                                                                   30,183
   Audit fees                                                                                   14,985
   Other expenses                                                                               12,765
                                                                                             ---------

   Total expenses before waivers                                                                                            130,371
      Expenses reduced by the Distributor                                                                                   (30,183)
                                                                                                                       ------------
      Net Expenses                                                                                                          100,188
                                                                                                                       ------------
   Net Investment Income                                                                                                    176,921
                                                                                                                       ------------

   Realized/Unrealized Gains (Losses) from
      Investments allocated from corresponding
      Master Portfolio:
   Net realized gains on investment transactions                                                                          3,683,971
   Change in unrealized appreciation/depreciation
      from investments                                                                                                   (5,012,244)
                                                                                                                       ------------
   Net realized/unrealized losses from investments                                                                       (1,328,273)
                                                                                                                       ------------
   Change in Net Assets Resulting from
      Operations                                                                                                       $ (1,151,352)
                                                                                                                       ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statements of Changes in Net Assets
                                                                                    For the                     For the
                                                                               six months ended                year ended
                                                                                  August 31,                  February 28,
                                                                                    2001                          2001
                                                                               ----------------               ------------
                                                                                 (Unaudited)
From Investment Activities:
Operations:
    Net investment income                                                      $        176,921               $    306,340
    Net realized gains from investment transactions                                   3,683,971                     99,134
    Change in unrealized appreciation/depreciation from investments                  (5,012,244)                (1,476,409)
                                                                               ----------------              -------------
Change in net assets resulting from operations                                       (1,151,352)                (1,070,935)
                                                                               ----------------              -------------

Distributions to Shareholders: Service Shares
    From net investment income                                                         (188,346)                  (314,465)
    From net realized gains on investment transactions                                        -                   (197,320)
                                                                               ----------------              -------------
Change in net assets from shareholder distributions                                    (188,346)                  (511,785)

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                       3,037,440                 12,444,967
    Dividends reinvested                                                                188,346                    505,790
    Cost of shares redeemed                                                          (1,669,490)                (6,685,168)
                                                                               ----------------              -------------
Change in net assets from capital share transactions                                  1,556,296                  6,265,589
                                                                               ----------------              -------------

Change in net assets                                                                    216,598                  4,682,869
                                                                               ----------------              -------------

Net Assets:
    Beginning of period                                                              23,513,032                 18,830,163
                                                                               ----------------              -------------
    End of period                                                              $     23,729,630               $ 23,513,032
                                                                               ================              =============

Share Transactions: Service Shares
    Issued                                                                              306,382                  1,150,378
    Reinvested                                                                           19,240                     47,765
    Redeemed                                                                           (167,597)                  (612,340)
                                                                               ----------------              -------------
    Change in shares                                                                    158,025                    585,803
                                                                               ================              =============

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Financial Highlights, Service Shares

     Selected data for a share outstanding throughout the period indicated.

                                                                    For the              For the       For the       For the
                                                                six months ended       year ended     year ended   period ended
                                                                   August 31,         February 28,   February 29,  February 28,
                                                                      2001                2001           2000        1999 (a)
                                                                ----------------      ------------   ------------  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period                            $          10.07      $      10.76   $       9.93  $      10.00
                                                                ----------------      ------------   ------------  ------------
Investment Activities
     Net investment income                                                  0.07              0.18           0.07 (b)      0.01
     Net realized and unrealized gains (losses) on investments             (0.55)            (0.58)          0.94         (0.08)
                                                                ----------------      ------------   ------------  ------------
     Total from Investment Activities                                      (0.48)            (0.40)          1.01         (0.07)
                                                                ----------------      ------------   ------------  ------------
Distributions
     Net investment income                                                 (0.08)            (0.18)         (0.13)            -
     Net realized gains on investment transactions                             -             (0.11)         (0.05)            -
                                                                ----------------      ------------   ------------  ------------
     Total Distributions                                                   (0.08)            (0.29)         (0.18)            -
                                                                ----------------      ------------   ------------  ------------
Net Asset Value, End of Period                                  $           9.51      $      10.07   $      10.76  $       9.93
                                                                ================      ============   ============  ============
Total Return (excludes sales charge)                                       (4.72%)(c)        (3.78%)        10.20%        (0.70%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)                               $         23,730      $     23,513   $     18,830  $      7,149
Ratio of expenses to average net assets*                                    1.32% (d)         1.34%          1.50%         1.69% (d)
Ratio of net investment income to average net assets*                       1.47% (d)         1.60%          1.30%         0.81% (d)
Ratio of expenses to average net assets**                                   1.57% (d)         1.59%          3.47%         5.69% (d)
Portfolio Turnover Rate (e)                                                   62%               39%            43%           36%

________________________________________________________________________________
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
** These ratios include expenses charged from the corresponding Master
   Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statement of Assets and Liabilities
                                                               August 31, 2001
                                                                   (Unaudited)

Assets:
Investments in the LifePath 2030
    Master Portfolio at value (Note 1)                            $ 11,035,506
    Receivable due from investment advisor                                  10
                                                               ---------------
    Total Assets                                                    11,035,516

Liabilities:
Accrued expenses and other payables:
    Investment Advisor                                $ 2,795
    Administration                                      1,914
    Shareholder servicing                               2,497
    Other payables and accrued expenses                12,039
                                                      -------
    Total Liabilities                                                   19,245
                                                               ---------------
Net Assets                                                        $ 11,016,271
                                                               ===============

Net Assets consist of:
Paid in Capital                                                     12,505,564
Accumulated net investment income                                        2,674
Accumulated net realized gains
    on investment transactions                                       1,722,784
Unrealized depreciation from investments                            (3,214,751)
                                                               ---------------
Net Assets                                                        $ 11,016,271
                                                               ===============
Service Shares
    Net Assets                                                    $ 11,016,271
    Shares outstanding                                               1,164,860
    Redemption price per share                                    $       9.46
                                                               ===============

    Maximum Sales Charge - Service Shares                                 3.00%
                                                               ---------------

    Maximum Offering Price Per Service Share
       (100%/(100%-Maximum Sales Charge) of
       net asset value adjusted to the nearest cent)              $       9.75
                                                               ===============


Statement of Operations
                                        For the six months ended August 31, 2001
                                                                     (Unaudited)

Investment Income allocated from
   corresponding Master Portfolio
Interest income                                                     $    60,093
Dividend income                                                          71,794
Expenses (Note 3)                                                       (27,967)
                                                                   ------------
   Net Investment Income allocated from
      corresponding Master Portfolio                                    103,920
                                                                   ------------

Expenses:(Note 3)
Investment advisory fees                               $ 8,480
Administration fees                                     11,307
12B-1 fees                                              14,133
Shareholder servicing fees                              14,133
Fund accounting fees                                     6,218
Audit fees                                               8,771
Other expenses                                           8,412
                                                      --------

Total expenses before waivers                                            71,454
   Expenses reduced by the Investment Advisor                            (4,367)
   Expenses reduced by the Distributor                                  (14,133)
                                                                   ------------
   Net Expenses                                                          52,954
                                                                   ------------
Net Investment Income                                                    50,966
                                                                   ------------

Realized/Unrealized Gains (Losses) from
   Investments allocated from corresponding
   Master Portfolio:
Net realized gains from investment transactions                       1,728,759
Change in unrealized appreciation/depreciation
   from investments                                                  (2,530,790)
                                                                   ------------
Net realized/unrealized losses from investments                        (802,031)
                                                                   ------------

Change in Net Assets Resulting from
   Operations                                                       $  (751,065)
                                                                   ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statements of Changes in Net Assets

                                                                                     For the                 For the
                                                                                 six months ended           year ended
                                                                                    August 31,             February 28,
                                                                                       2001                    2001
                                                                                 ----------------         --------------
                                                                                    (Unaudited)
Operations:
    Net investment income                                                        $         50,966         $       68,543
    Net realized gains from investment transactions                                     1,728,759                 27,370
    Change in unrealized appreciation/depreciation from investments                    (2,530,790)              (924,472)
                                                                                 ----------------         --------------
Change in net assets resulting from operations                                           (751,065)              (828,559)
                                                                                 ----------------         --------------

Distributions to Shareholders: Service Shares
    From net investment income                                                            (46,819)               (70,984)
    From net realized gains on investment transactions                                          -                (40,629)
                                                                                 ----------------         --------------
Change in net assets from shareholder distributions                                       (46,819)              (111,613)

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                         2,038,673              6,288,734
    Dividends reinvested                                                                   46,819                109,774
    Cost of shares redeemed                                                            (1,166,921)            (1,933,842)
                                                                                 ----------------         --------------
Change in net assets from capital share transactions                                      918,571              4,464,666
                                                                                 ----------------         --------------

Change in net assets                                                                      120,687              3,524,494
                                                                                 ----------------         --------------

Net Assets:
    Beginning of period                                                                10,895,584              7,371,090
                                                                                 ----------------         --------------
    End of period                                                                $     11,016,271         $   10,895,584
                                                                                 ================         ==============

Share Transactions: Service Shares
    Issued                                                                                204,182                563,566
    Reinvested                                                                              4,785                 10,205
    Redeemed                                                                             (114,926)              (171,704)
                                                                                 ----------------         --------------
    Change in shares                                                                       94,041                402,067
                                                                                 ================         ==============

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Financial Highlights, Service Shares

     Selected data for a share outstanding throughout the period indicated.

                                                                    For the            For the       For the       For the
                                                                six months ended      year ended    year ended   period ended
                                                                   August 31,         February 28,  February 29,  February 28,
                                                                      2001               2001          2000        1999 (a)
                                                                ----------------      ------------  ------------ -------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period                            $         10.18       $     11.02   $      9.92  $      10.00
                                                                ----------------      ------------  ------------ -------------
Investment Activities
     Net investment income                                                 0.04              0.09          0.07             -  **
     Net realized and unrealized gains (losses) on investments            (0.72)            (0.79)         1.14         (0.08)
                                                                ----------------      ------------  ------------ -------------
     Total from Investment Activities                                     (0.68)            (0.70)         1.21         (0.08)
                                                                ----------------      ------------  ------------ -------------
Distributions
     Net investment income                                                (0.04)            (0.09)        (0.06)            -
     Net realized gains on investment transactions                            -             (0.05)        (0.05)            -
                                                                ----------------      ------------  ------------ -------------
     Total Distributions                                                  (0.04)            (0.14)        (0.11)            -
                                                                ----------------      ------------  ------------ -------------
Net Asset Value, End of Period                                  $          9.46       $     10.18   $     11.02  $       9.92
                                                                ================      ============  ============ =============
Total Return (excludes sales charge)                                      (6.69%)(b)        (6.42%)       12.28%        (0.80%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                               $        11,016       $    10,896   $     7,371  $      1,198
Ratio of expenses to average net assets*                                   1.43% (c)         1.49%         1.49%         1.50% (c)
Ratio of net investment income to average net assets*                      0.90% (c)         0.79%         0.72%         0.40% (c)
Ratio of expenses to average net assets**                                  1.76% (c)         1.91%         2.48%        17.19% (c)
Portfolio Turnover Rate (d)                                                  34%               27%           26%          0.19

________________________________________________________________________________
* During the period, certain fees were reduced If such fee reductions had not occurred, the ratio would have been as indicated.
** These ratios include expenses charged from the corresponding Master
   Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statement of Assets and Liabilities

                                                                  August 31, 2001
                                                                      (Unaudited)
Assets:
Investments in the LifePath 2040
    Master Portfolio at value (Note 1)                               $10,547,469
    Receivable due from investment advisor                                   308
                                                                     -----------
    Total Assets                                                      10,547,777

Liabilities:
Accrued expenses and other payables:
    Investment Advisor                                  2,121
    Administration                                      1,836
    Shareholder servicing                               2,872
    Other payables and accrued expenses                 8,978
                                                  -----------
    Total Liabilities                                                     15,807
                                                                     -----------
Net Assets                                                           $10,531,970
                                                                     ===========

Net Assets consist of:
Paid in Capital                                                       12,591,528
Distributions in excess of net investment income                          (6,261)
Accumulated net realized gains
    on investment transactions                                         6,750,341
Unrealized depreciation from investments                              (8,803,638)
                                                                     -----------
Net Assets                                                           $10,531,970
                                                                     ===========

Service Shares
    Net Assets                                                       $10,531,970
    Shares outstanding                                                 1,153,204
    Redemption price per share                                       $      9.13
                                                                     ===========

    Maximum Sales Charge - Service Shares                                   3.00%
                                                                     -----------

    Maximum Offering Price Per Service Share
      (100%/(100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)                  $      9.42
                                                                     ===========

     Statement of Operations
                                            For the six months ended August 31, 2001
                                                                         (Unaudited)
Investment Income allocated from
   corresponding Master Porfolio
Interest income                                                $     8,255
Dividend income                                                     77,242
Expenses (Note 3)                                                  (27,234)
                                                               -----------
   Net Investment Income allocated from
      corresponding Master Porfolio                                 58,263
                                                               -----------
Expenses:(Note 3)
Investment advisory fees                         $  8,028
Administration fees                                10,703
12B-1 fees                                         13,379
Shareholder servicing fees                         13,379
Fund accounting fees                                7,608
Audit fees                                          7,147
Other expenses                                      7,082
                                                 --------

Total expenses before fee reductions                                67,326
   Expenses reduced by the Investment Advisor                       (4,589)
   Expenses reduced by the Distributor                             (13,379)
                                                               -----------
   Net Expenses                                                     49,358
                                                               -----------
Net Investment Income                                                8,905
                                                               -----------

Realized/Unrealized Gains (Losses) from
   Investments allocated from corresponding
   Master Portfolio:
Net realized gains from investment transactions                  6,764,414
Change in unrealized appreciation/depreciation
   from investments                                             (7,752,068)
                                                               -----------
Net realized/unrealized losses from investments                   (987,654)
                                                               -----------

Change in Net Assets Resulting from
   Operations                                                   $ (978,749)
                                                               ===========

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statements of Changes in Net Assets

                                                                                      For the              For the
                                                                                 six months ended         year ended
                                                                                    August 31,           February 28,
                                                                                       2001                  2001
                                                                                 ----------------        ------------
                                                                                    (Unaudited)
From Investment Activities:
Operations:
    Net investment income (loss)                                                   $      8,905          $     (1,045)
    Net realized gains on investment transactions                                     6,764,414                49,743
    Change in unrealized appreciation/depreciation from investments                  (7,752,068)           (1,294,764)
                                                                                   ------------          ------------
Change in net assets resulting from operations                                         (978,749)           (1,246,066)
                                                                                   ------------          ------------

Distributions to Shareholders: Service Shares
    From net investment income                                                           (5,223)               (4,757)
    From net realized gains on investment transactions                                     (651)              (83,298)
                                                                                   ------------          ------------
Change in net assets from shareholder distributions                                      (5,874)              (88,055)

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                       2,078,702             7,545,141
    Dividends reinvested                                                                  5,874                87,194
    Cost of shares redeemed                                                            (817,824)           (4,076,452)
                                                                                   ------------          ------------
Change in net assets from capital share transactions                                  1,266,752             3,555,883
                                                                                   ------------          ------------

Change in net assets                                                                    282,129             2,221,762
                                                                                   ------------          ------------

Net Assets:
    Beginning of period                                                              10,249,841             8,028,079
                                                                                   ------------          ------------
    End of period                                                                  $ 10,531,970          $ 10,249,841
                                                                                   ============          ============

Share Transactions: Service Shares
    Issued                                                                              213,597               665,538
    Reinvested                                                                              645                 8,412
    Redeemed                                                                            (83,466)             (354,748)
                                                                                   ------------          ------------
    Change in shares                                                                    130,776               319,202
                                                                                   ============          ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Financial Highlights, Service Shares

 Selected data for a share outstanding throughout the period indicated.

                                                                       For the         For the        For the        For the
                                                                  six months ended    year ended     year ended    period ended
                                                                     August 31,      February 28,   February 29,   February 28,
                                                                        2001             2001           2000         1999 (a)
                                                                  ----------------   ------------   ------------   ------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period                                  $   10.03       $   11.42      $    9.95     $   10.00
                                                                      ---------       ---------      ---------     ---------
Investment Activities
    Net investment gain (loss)                                             0.01               -  **          - **      (0.01)
    Net realized and unrealized gains (losses) on investments             (0.90)          (1.27)          1.52         (0.04)
                                                                      ---------       ---------      ---------     ---------
    Total from Investment Activities                                      (0.89)          (1.27)          1.52         (0.05)
                                                                      ---------       ---------      ---------     ---------
Distributions
    Net investment income                                                 (0.01)          (0.01)         (0.01)            -
    Net realized gains on investment transactions                             - **        (0.11)         (0.04)            -
                                                                      ---------       ---------      ---------     ---------
    Total Distributions                                                   (0.01)          (0.12)         (0.05)            -
                                                                      ---------       ---------      ---------     ---------
Net Asset Value, End of Period                                        $    9.13       $   10.03      $   11.42     $    9.95
                                                                      =========       =========      =========     =========
Total Return (excludes sales charge)                                      (8.92%)(b)     (11.22%)        15.36%        (0.05%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                     $  10,532       $  10,250      $   8,028     $     876
Ratio of expenses to average net assets***                                 1.43% (c)       1.46%          1.48%         1.50% (c)
Ratio of net investment loss to average net assets***                      0.17% (c)      (0.01%)        (0.05%)       (0.51%)(c)
Ratio of expenses to average net assets* ***                               1.77% (c)       1.86%          2.32%        14.00% (c)
Portfolio Turnover Rate (d)                                                   8%             20%            29%           19%

______________________________________
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
** The amount is less than $0.005.
*** These ratios include expenses charged from the corresponding Master
    Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
Notes to Financial Statements
August 31, 2001
(Unaudited)
--------------------------------------------------------------------------------

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the NestEgg Capital Preservation Fund (formerly the "NestEgg 2000 Fund"), the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund and the NestEgg 2040 Fund (individually a "Fund", collectively the "NestEgg Funds").

Each NestEgg Fund seeks to achieve its objective by investing its investable assets in a corresponding series of the Master Investment Portfolio: LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (each a "Master Portfolio"). Each Master Portfolio has a substantially similar investment objective as the corresponding NestEgg Fund. Each Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. The percentage of the corresponding LifePath Master Portfolios owned by each Fund as of August 31, 2001 was approximately 12.98% for the NestEgg Capital Preservation Fund; 12.54% for the NestEgg 2010 Fund; 6.76% for the NestEgg 2020 Fund; 9.21% for the NestEgg 2030 Fund; and 10.90% for the NestEgg 2040 Fund. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the NestEgg Funds' financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

Investment income and expenses

The NestEgg Funds record daily their proportionate share of the Master Portfolios' income, expenses, realized and unrealized gains and losses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to all the Funds on the basis of relative net assets.

Distributions to Shareholders

The NestEgg Funds declare and pay dividends from net investment income
quarterly.   Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United

NestEgg Funds
Notes to Financial Statements
August 31, 2001
(Unaudited)
--------------------------------------------------------------------------------

States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company. Contractual investment advisory fees of 0.35% are paid at the Master Portfolio level. Prior to July 1, 2001, contractual investment advisory fees paid at the Master Portfolio level were 0.55%.

The Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, based on each NestEgg Funds' average daily net assets, subject to an annual minimum.

The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations have a servicing relationship.

Fees may be reduced to assist the Funds in maintaining more competitive expense ratios.

4. Shares of Beneficial Interest:

Currently, shares of the Funds are divided into two classes: Service and Premium. As of and for the period ended August 31, 2001, the Premium Class has not yet been offered to the public. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

NestEgg Funds
Notes to Financial Statements
August 31, 2001
(Unaudited)
--------------------------------------------------------------------------------

The Funds are authorized to issue 100 million shares of $.001 par value capital stock.

5. New Accounting Pronouncement

In November, 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised Audit and Accounting Guide, Audits of Investment Companies ("the Guide"), which is effective for fiscal years beginning after December 15, 2000. The requirements of the new Guide might change the presentation of the Funds' financial statements, but are not expected to have any material impact on the net assets of the Funds.

                     {This page intentionally left blank.}

LifePath Portfolios Market Overview
Six-month period ending August 31, 2001

U.S. Equity Markets

U.S. equity markets struggled during the six-month period ending August 31, 2001. During the period, the earnings warnings and revisions that had begun in late 2000 became commonplace, as did layoffs. Markets reflected the poor investor sentiment: the S&P 500 Index logged its worst first quarter in 23 years. On April 4, the Nasdaq reached 1638, representing a loss of two-thirds of its value since its peak on March 10, 2000.

In response to the signs of a faltering economy, the Federal Reserve Board (the "Fed") waged an aggressive campaign to avoid a recession. By the end of August, the Fed had lowered rates five times during the reporting period (following two cuts in January). The cuts represented a cumulative 2.00%, reducing the Federal Funds rate to 3.50%. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate that would inject capital into the economy in the third quarter.

Despite these actions, mixed economic signs and poor earnings growth weighed on the markets. Industrial output figures reached their lowest levels in five years. GDP growth dipped to 0.2% for the second quarter, a fraction of its 5% rate a year earlier. Jobless claims reached 4.5% in July, and White House economic advisor Lawrence Lindsay warned that the rate could reach 5% by the end of summer. The Fed expressed continued concerns about the level of economic weakness, indicating more interest rate cuts could come later in the year.

The impact of the slowdown hit technology stocks particularly hard. For example, while consumer spending grew at a mere annualized 2.1% during the second quarter, investment in equipment and software was reported at a negative 14.5% annualized rate during the same period. As cutbacks in technology spending led to increased inventories among technology companies, many posted earnings levels that were significantly lower than in previous quarters. In July, Nasdaq short interest spiked to an all-time high, reflecting the negative sentiment surrounding technology companies.

U.S. Fixed Income Markets

Like U.S. equity markets, bond markets experienced a volatile six-month period. However, because what is good for stocks typically tends to be bad for bonds and vice versa, the bond markets' performance pattern was opposite the equities markets'. As the period opened, the weakening U.S. economy helped bond market returns. As the economy slowed, interest rates dropped, driving bond prices up. Spurred by the Fed's actions, short-term interest rates enjoyed the biggest gains.

During the second quarter, brief signs of possible economic recovery hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The federal government's tax cut also lowered projections of future government budget surpluses. This led investors to conclude that the Treasury would not be able to buy back as many of its outstanding bonds. Although long-term bonds rallied toward the end of the reporting period, the yields on long-term paper finished the period higher than they had begun. Meanwhile, additional Fed rate cuts helped short-term yields to drift lower: during the six-month period, the yield on 3-month Treasury paper fell 1.48% to 3.36%. The combination of lower short-term rates and higher long-term rates caused the yield curve to steepen during the period. As a result, the yield spread between the 2- and 30-year issues widened from 0.89% to 1.74% - an important sign of forthcoming changes in the economic environment.

International Equity Markets

The slowdown in economic growth that had begun in the United States spread throughout the globe during the period. The Federal Reserve Board's ("the Fed") aggressive stance toward reducing short-term interest rates in an effort to ward off recession in the U.S. was echoed by central banks around the world. Despite these attempts to stimulate economic growth, markets languished throughout Europe and Asia.

As with the U.S., technology and telecommunications stocks were the hardest hit. Not surprisingly, those countries whose market indices are heavily weighted in technology and telecommunications stocks were the poorest performers during the period. In Europe, economic growth stalled. By summer, many countries in Europe reported stagnant or even negative economic growth. In Japan, where the economy continued to teeter on the brink of recession, equity markets reached 16-year lows.

By the end of the reporting period, however, the U.S. Dollar weakened against the euro and the yen, helping to boost their equity performance relative to U.S. equities. During the month of August, the euro gained 4% against the U.S. Dollar, while the yen gained 5%.

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments
August 31, 2001 (Unaudited)

         Security                                                                           Shares                   Value
         -----------------------------------------------------------------------------------------------------------------
         COMMON STOCKS--21.48%

         U.S. COMMON STOCKS--16.05%
         ADVERTISING--0.03%
         -----------------------------------------------------------------------------------------------------------------
         Interpublic Group of Companies Inc.                                                   134                   3,629
         Omnicom Group Inc.                                                                     75                   5,834
         Ventiv Health Inc.                                   (1)                              322                   3,365
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    12,828
         -----------------------------------------------------------------------------------------------------------------
         AEROSPACE / DEFENSE--0.19%
         -----------------------------------------------------------------------------------------------------------------
         BE Aerospace Inc.                                    (1)                              215                   3,741
         Boeing Co.                                                                            665                  34,048
         Goodrich (B.F.) Co.                                                                   101                   3,237
         Northrop Grumman Corp.                                                                 46                   3,772
         Sequa Corp. "A"                                      (1)                              512                  26,982
         Titan Corp. (The)                                    (1)                              215                   3,988
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    75,768
         -----------------------------------------------------------------------------------------------------------------
         AIRLINES--0.03%
         -----------------------------------------------------------------------------------------------------------------
         Midway Airlines Corp.                                (1)                              465                   1,246
         Southwest Airlines Co.                                                                588                  10,519
         U.S. Airways Group Inc.                              (1)                               94                   1,194
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    12,959
         -----------------------------------------------------------------------------------------------------------------
         APPAREL--0.07%
         -----------------------------------------------------------------------------------------------------------------
         Donna Karan International Inc.                       (1)                              286                   3,034
         Liz Claiborne Inc.                                                                     65                   3,409
         Nike Inc. "B"                                                                         176                   8,800
         Unifi Inc.                                           (1)                            1,276                  12,518
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    27,761
         -----------------------------------------------------------------------------------------------------------------
         AUTO MANUFACTURERS--0.11%
         -----------------------------------------------------------------------------------------------------------------
         Ford Motor Company                                                                  1,100                  21,857
         General Motors Corp. "A"                                                              304                  16,644
         Hayes Lemmerz International Inc.                     (1)                              501                   2,194
         PACCAR Inc.                                                                            69                   3,816
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    44,511
         -----------------------------------------------------------------------------------------------------------------
         AUTO PARTS & EQUIPMENT--0.02%
         -----------------------------------------------------------------------------------------------------------------
         Cooper Tire & Rubber Co.                                                              452                   7,535
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                     7,535
         -----------------------------------------------------------------------------------------------------------------
         BANKS--1.34%
         -----------------------------------------------------------------------------------------------------------------
         AmSouth Bancorp                                                                       284                   5,402
         Bank of America Corp.                                                                 687                  42,250
         Bank of New York Co. Inc.                                                             386                  15,324
         Bank One Corp.                                                                        731                  25,362
         BankUnited Financial Corp. "A"                       (1)                              894                  11,318
         BB&T Corp.                                                                            417                  15,337
         Central Coast Bancorp                                (1)                              268                   5,558
         Comerica Inc.                                                                         105                   6,274
         Fifth Third Bancorp                                                                   353                  20,580
         First Union Corp.                                                                     501                  17,244
         Firstfed America Bancorp Inc.                                                         322                   5,767
         FleetBoston Financial Corp.                                                           720                  26,518
         GA Financial Inc.                                                                     537                   8,646
         Golden West Financial Corp.                                                           237                  13,715
         Hamilton Bancorp Inc.                                (1)                            1,073                   3,702

         Huntington Bancshares Inc.                                                            117                   2,127
         ITLA Capital Corp.                                   (1)                              322                   5,828
         JP Morgan Chase & Co.                                                                 837                  32,978
         Mellon Financial Corp.                                                                316                  11,139
         Northern Trust Corp.                                                                  121                   6,861
         PNC Financial Services Group                                                          186                  12,386
         Regions Financial Corp.                                                               490                  14,406
         SouthTrust Corp.                                                                      312                   7,600
         State Street Corp.                                                                    347                  16,850
         Sun Bancorp Inc. "B"                                 (1)                              526                   6,864
         SunTrust Banks Inc.                                                                   157                  10,723
         Synovus Financial Corp.                                                               249                   7,669
         Troy Financial Corp.                                                                  429                   9,249
         U.S. Bancorp                                                                        1,440                  34,906
         Union Planters Corp.                                                                   62                   2,759
         USB Holding Co. Inc.                                                                  393                   5,777
         Wachovia Corp.                                                                        162                  11,283
         Washington Mutual Inc.                                                                600                  22,464
         Wells Fargo & Company                                                                 965                  44,400
         Wintrust Financial Corp.                                                              286                   9,009
         WSFS Financial Corp.                                                                1,037                  18,884
         Yardville National Bancorp                                                            501                   6,964
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   524,123
         -----------------------------------------------------------------------------------------------------------------
         BEVERAGES--0.23%
         -----------------------------------------------------------------------------------------------------------------
         Alico Inc.                                                                            215                   6,127
         Brown-Forman Corp. "B"                                                                 23                   1,483
         Coca-Cola Co.                                                                         668                  32,512
         Coca-Cola Enterprises Inc.                           (2)                              256                   3,884
         Coors (Adolf) Company "B"                                                             200                   9,260
         Gumtech International Inc.                           (1)                              393                   3,034
         PepsiCo Inc.                                                                          671                  31,537
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    87,837
         -----------------------------------------------------------------------------------------------------------------
         BIOTECHNOLOGY--0.18%
         -----------------------------------------------------------------------------------------------------------------
         Amgen Inc.                                           (1)                              489                  31,443
         Biogen Inc.                                          (1)                              106                   6,398
         Cellegy Pharmaceuticals Inc.                         (1)                              751                   4,356
         Immunomedics Inc.                                    (1)                              250                   3,657
         Integra LifeSciences Holdings Corporation            (1)                              215                   5,807
         Myriad Genetics Inc.                                 (1,2)                            143                   6,235
         Nanogen Inc.                                         (1)                              322                   1,964
         Regeneron Pharmaceuticals Inc.                       (1)                              286                   8,614
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    68,474
         -----------------------------------------------------------------------------------------------------------------
         BUILDING MATERIALS--0.01%
         -----------------------------------------------------------------------------------------------------------------
         Vulcan Materials Co.                                                                   68                   3,265
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                     3,265
         -----------------------------------------------------------------------------------------------------------------
         CHEMICALS--0.36%
         -----------------------------------------------------------------------------------------------------------------
         Airgas Inc.                                          (1)                            1,860                  26,133
         Ashland Inc.                                                                           35                   1,484
         Du Pont (E.I.) de Nemours                                                             494                  20,239
         Eastman Chemical Co.                                                                  363                  14,081
         Engelhard Corp.                                                                       393                  10,269
         Gentek Inc.                                                                           179                   1,155
         Georgia Gulf Corp.                                                                    729                  12,116
         Grace (W.R.) & Company                               (1)                              837                   1,356
         Great Lakes Chemical Corp.                                                             24                     599
         Hercules Inc.                                                                         101                   1,141
         Mississippi Chemical Corp.                           (1)                            2,325                   7,440
         Schulman (A.) Inc.                                                                  2,076                  28,628
         Sherwin-Williams Co.                                                                  136                   3,080
         Sigma-Aldrich Corp.                                                                   150                   6,841

         Uniroyal Technology Corp.                            (1)                              393                   2,272
         Vertex Pharmaceuticals Inc.                          (1,2)                            110                   4,058
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   140,892
         -----------------------------------------------------------------------------------------------------------------
         COMMERCIAL SERVICES--0.32%
         -----------------------------------------------------------------------------------------------------------------
         Arbitron Inc.                                        (1)                              121                   3,563
         Atrix Laboratories Inc.                              (1)                              107                   2,886
         Block (H & R) Inc.                                                                    218                   8,482
         Bowne & Co. Inc.                                                                      429                   5,131
         Cendant Corp.                                        (1,2)                            516                   9,840
         Charles River Associates Inc.                        (1)                              250                   4,000
         Consolidated Graphics Inc.                           (1)                              322                   6,810
         Deluxe Corp.                                                                           94                   3,085
         Donnelley (R.R.) & Sons Co.                                                            85                   2,535
         Ecolab Inc.                                                                           102                   4,088
         Electro Rent Corp.                                   (1)                              286                   4,347
         Equifax Inc.                                                                           75                   1,952
         First Consulting Group Inc.                          (1)                              393                   3,635
         ICT Group Inc.                                       (1)                              250                   3,135
         Kendle International Inc.                            (1)                              215                   4,377
         McKesson HBOC Inc.                                                                    195                   7,654
         Michael Baker Corp.                                  (1)                              537                   6,820
         Moody's Corp.                                                                         134                   4,608
         Nobel Learning Communities Inc.                      (1)                              465                   3,952
         Paychex Inc.                                                                          233                   8,637
         ProsoftTraining.com                                  (1)                              214                     220
         Quintiles Transnational Corp.                        (1)                              318                   5,568
         Staff Leasing Inc.                                                                     71                     246
         Stewart Enterprises Inc. "A"                         (1)                            2,400                  18,048
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   123,619
         -----------------------------------------------------------------------------------------------------------------
         COMPUTERS--0.88%
         -----------------------------------------------------------------------------------------------------------------
         Apple Computer Inc.                                  (1)                              268                   4,971
         Cisco Systems Inc.                                   (1)                            3,139                  51,260
         Clarent Corp.                                        (1)                              250                   1,342
         Cognizant Technology Solutions Corp.                 (1)                              179                   7,570
         Compaq Computer Corp.                                                               1,054                  13,017
         Computer Network Technology Corp.                    (1)                              358                   3,508
         Computer Sciences Corp.                              (1)                              119                   4,474
         Computer Task Group Inc.                             (1)                              393                   1,057
         Datastream Systems Inc.                              (1)                              393                   1,965
         Dell Computer Corp.                                  (1)                            1,206                  25,784
         Digimarc Corp.                                       (1)                              107                   1,455
         Dynamics Research Corp.                              (1)                              465                   5,371
         Electronic Data Systems Corp.                                                         271                  15,984
         EMC Corp.                                            (1)                            1,014                  15,676
         Enterasys Networks Inc.                              (1)                              314                   3,187
         Extended Systems Inc.                                (1)                              214                     877
         FalconStor Software Inc.                             (1)                              358                   3,401
         Gateway Inc.                                         (1)                              290                   2,601
         Global Imaging Systems Inc.                          (1)                              465                   7,440
         GoTo.com Inc.                                        (1)                              179                   3,535
         Hewlett-Packard Co.                                                                 1,283                  29,778
         Innodata Corp.                                       (1)                              393                     963
         International Business Machines Corp.                                                 744                  74,400
         Lexmark International Group Inc. "A"                 (1)                              100                   5,205
         MapInfo Corp.                                        (1)                              143                   1,387
         NCR Corp.                                            (1)                               93                   3,520
         Netegrity Inc.                                       (1,2)                            107                   1,894
         Network Appliance Inc.                               (1)                              250                   3,240
         NYFIX Inc.                                           (1)                              286                   4,522
         Palm Inc.                                            (1)                              432                   1,547
         Performance Technologies Inc.                        (1)                              250                   3,283

         Riverstone Networks Inc.                             (1)                              161                   1,526
         SCM Microsystems Inc.                                (1)                              143                   1,032
         Sun Microsystems Inc.                                (1)                            1,522                  17,427
         Travelocity.com Inc.                                 (1)                              143                   3,421
         Unisys Corp.                                         (1)                              372                   4,397
         Vasco Data Security International Inc.               (1)                              501                     977
         Veritas Software Corp.                               (1)                              320                   9,190
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   342,184
         -----------------------------------------------------------------------------------------------------------------
         COSMETICS / PERSONAL CARE--0.19%
         -----------------------------------------------------------------------------------------------------------------
         Alberto-Culver Co. "B"                                                                462                  19,898
         Avon Products Inc.                                                                    161                   7,427
         Colgate-Palmolive Co.                                                                 282                  15,270
         International Flavors & Fragrances Inc.                                                92                   2,774
         Procter & Gamble Co.                                                                  400                  29,660
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    75,029
         -----------------------------------------------------------------------------------------------------------------
         DISTRIBUTION / WHOLESALE--0.07%
         -----------------------------------------------------------------------------------------------------------------
         Advanced Marketing Services Inc.                                                      179                   2,900
         Costco Wholesale Corp.                               (1)                              340                  12,719
         Daisytek International Corp.                         (1)                              322                   4,463
         Grainger (W.W.) Inc.                                                                   26                   1,100
         Watsco Inc.                                                                           322                   4,553
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    25,735
         -----------------------------------------------------------------------------------------------------------------
         DIVERSIFIED FINANCIAL SERVICES--1.00%
         -----------------------------------------------------------------------------------------------------------------
         American Express Co.                                                                  570                  20,759
         Capital One Financial Corp.                                                           143                   7,952
         Citigroup Inc.                                                                      2,367                 108,290
         Countrywide Credit Industries Inc.                                                    105                   4,358
         DVI Inc.                                             (1)                              215                   3,704
         Fannie Mae                                                                            465                  35,438
         Franklin Resources Inc.                                                               185                   7,591
         Freddie Mac                                                                           458                  28,799
         Household International Inc.                                                          300                  17,730
         Innotrac Corp.                                       (1)                              536                   3,597
         Lehman Brothers Holdings Inc.                                                         165                  10,832
         MBNA Corp.                                                                            542                  18,840
         Merrill Lynch & Co. Inc.                                                              622                  32,095
         Morgan Stanley Dean Witter & Co.                                                      640                  34,144
         PMC Capital Inc.                                                                      501                   4,058
         Providian Financial Corp.                                                             141                   5,507
         S1 Corp.                                             (1)                              358                   4,142
         Schwab (Charles) Corp.                                                                751                   9,357
         SoundView Technology Group Inc.                      (1)                            1,180                   2,171
         Stifel Financial Corp.                                                                680                   8,248
         Stilwell Financial Inc.                                                               202                   5,777
         T Rowe Price Group Inc.                                                               104                   3,889
         USA Education Inc.                                   (2)                               84                   6,654
         WFS Financial Inc.                                   (1)                              107                   2,553
         World Acceptance Corp.                               (1)                              501                   4,509
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   390,994
         -----------------------------------------------------------------------------------------------------------------
         ELECTRIC--0.35%
         -----------------------------------------------------------------------------------------------------------------
         AES Corp.                                            (1)                              322                  10,665
         Ameren Corp.                                                                           67                   2,764
         American Electric Power Inc.                                                           14                     641
         Cinergy Corp.                                                                          56                   1,803
         CMS Energy Corp.                                                                       36                     845
         Consolidated Edison Inc.                             (2)                               91                   3,722
         Constellation Energy Group Inc.                                                        60                   1,801
         Dominion Resources Inc.                                                               582                  36,637
         DTE Energy Co.                                                                         74                   3,203
         Duke Energy Corp.                                                                     423                  16,628

         Edison International                                                                   85                   1,157
         Entergy Corp.                                                                          89                   3,428
         Exelon Corp.                                                                          123                   6,716
         FirstEnergy Corp.                                                                      93                   3,059
         FPL Group Inc.                                                                         75                   4,076
         GPU Inc.                                                                               44                   1,680
         Mirant Corp.                                         (1)                              143                   4,097
         Niagara Mohawk Holdings Inc.                         (1)                              705                  12,295
         NiSource Inc.                                                                          60                   1,513
         PG&E Corp.                                                                            124                   2,034
         Progress Energy Inc.                                                                   51                   2,126
         Public Service Enterprise Group Inc.                                                   74                   3,426
         Reliant Energy Inc.                                                                   119                   3,577
         Southern Co.                                                                          270                   6,256
         Xcel Energy Inc.                                                                       88                   2,411
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                   136,560
         -----------------------------------------------------------------------------------------------------------------
         ELECTRICAL COMPONENTS & EQUIPMENT--0.03%
         -----------------------------------------------------------------------------------------------------------------
         Medis Technologies Ltd.                              (1)                              179                     875
         UCAR International Inc.                              (1)                              787                   9,995
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    10,870
         -----------------------------------------------------------------------------------------------------------------
         ELECTRONICS--0.18%
         -----------------------------------------------------------------------------------------------------------------
         Agilent Technologies Inc.                            (1)                              317                   8,401
         Analogic Corp.                                                                         72                   2,689
         Applera Corp. - Applied Biosystems Group                                              156                   3,902
         BMC Industries Inc.                                                                   715                   3,289
         Cubic Corp.                                                                           107                   3,050
         Evans & Sutherland Computer Corp.                    (1)                              393                   3,164
         Johnson Controls Inc.                                                                 138                  10,109
         Millipore Corp.                                                                        87                   5,520
         PCD Inc.                                             (1)                              286                     958
         REMEC Inc.                                           (1)                              465                   4,552
         Solectron Corp.                                      (1,2)                            461                   6,270
         Thermo Electron Corp.                                (1)                              183                   3,966
         Thomas & Betts Corp.                                                                  164                   3,511
         Watts Industries Inc. "A"                                                             322                   4,766
         X-Rite Inc.                                                                           465                   4,004
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    68,151
         -----------------------------------------------------------------------------------------------------------------
         ENERGY & RELATED--0.01%
         -----------------------------------------------------------------------------------------------------------------
         Syntroleum Corp.                                     (1)                              286                   1,464
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                     1,464
         -----------------------------------------------------------------------------------------------------------------
         ENGINEERING & CONSTRUCTION--0.01%
         -----------------------------------------------------------------------------------------------------------------
         Fluor Corp.                                                                            76                   3,445
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                     3,445
         -----------------------------------------------------------------------------------------------------------------
         ENTERTAINMENT--0.02%
         -----------------------------------------------------------------------------------------------------------------
         Global Sports Inc.                                   (1)                              322                   5,477
         Penn National Gaming Inc.                            (1)                              215                   3,935
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                     9,412
         -----------------------------------------------------------------------------------------------------------------
         ENVIRONMENTAL CONTROL--0.03%
         -----------------------------------------------------------------------------------------------------------------
         Allied Waste Industries Inc.                         (1)                              644                  11,676
         -----------------------------------------------------------------------------------------------------------------
                                                                                                                    11,676
         -----------------------------------------------------------------------------------------------------------------
         FOOD--0.30%
         -----------------------------------------------------------------------------------------------------------------
         Albertson's Inc.                                                                      102                   3,569
         Archer-Daniels-Midland Co.                                                            323                   4,343
         Campbell Soup Co.                                                                     100                   2,819
         ConAgra Foods Inc.                                                                    232                   5,324
         Dreyer's Grand Ice Cream Inc.                                                         107                   3,201
         General Mills Inc.                                                                     72                   3,192
         Great Atlantic & Pacific Tea Co.                                                    1,173                  21,736

         Heinz (H.J.) Co.                                                                      259                  11,702
         Hershey Foods Corp.                                                                   128                   8,253
         Kellogg Co.                                                                            92                   2,943
         Kroger Co.                                           (1)                              333                   8,864
         Penn Traffic Company (The)                           (1)                              214                   1,091
         Ralston Purina Group                                                                  213                   6,961
         Safeway Inc.                                         (1)                              239                  10,781
         SUPERVALU Inc.                                                                         31                     650
         Sysco Corp.                                                                           365                  10,227
         Winn-Dixie Stores Inc.                                                                303                   6,802
         Wrigley (William Jr.) Co.                                                              89                   4,462
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   116,920
         ------------------------------------------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER--0.12%
         ------------------------------------------------------------------------------------------------------------------
         Boise Cascade Corp.                                                                    21                     771
         Chesapeake Corp.                                                                      557                  15,429
         Glatfelter (P.H.) Co.                                                               1,849                  29,473
         Mead Corp.                                                                             36                   1,197
         Temple-Inland Inc.                                                                     18                   1,050
         Westvaco Corp.                                                                         20                     609
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    48,529
         ------------------------------------------------------------------------------------------------------------------
         GAS--0.15%
         ------------------------------------------------------------------------------------------------------------------
         NICOR Inc.                                                                            624                  24,186
         Peoples Energy Corp.                                                                  735                  28,886
         Sempra Energy                                                                          53                   1,436
         Southwestern Energy Company                          (1)                              250                   3,125
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    57,633
         ------------------------------------------------------------------------------------------------------------------
         HAND / MACHINE TOOLS--0.03%
         ------------------------------------------------------------------------------------------------------------------
         Black & Decker Corp.                                                                  113                   4,444
         Snap-On Inc.                                                                           85                   2,164
         Stanley Works (The)                                                                   104                   4,357
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,965
         ------------------------------------------------------------------------------------------------------------------
         HEALTH CARE--0.71%
         ------------------------------------------------------------------------------------------------------------------
         Abaxis Inc.                                          (1)                              644                   3,226
         Advanced Tissue Sciences Inc.                        (1)                              429                   2,166
         Aksys Ltd.                                           (1)                              358                   2,148
         American Retirement Corp.                            (1)                              286                   1,038
         Apria Healthcare Group Inc.                          (1)                              787                  21,375
         Bard (C.R.) Inc.                                                                       51                   2,950
         Bausch & Lomb Inc.                                   (2)                               52                   1,891
         Baxter International Inc.                                                             218                  11,249
         Biomet Inc.                                                                           198                   5,471
         Boston Scientific Corp.                              (1)                              255                   4,871
         Cobalt Corp.                                                                          680                   4,672
         Conmed Corp.                                         (1)                              143                   4,354
         Cyberonics Inc.                                      (1)                              250                   4,375
         Cygnus Inc.                                          (1,2)                          1,001                   8,509
         Endocardial Solutions Inc.                           (1)                              465                   2,511
         Flir Systems Inc.                                    (1)                              250                   7,050
         Genelabs Technologies Inc.                           (1)                              250                     345
         Guidant Corp.                                        (1)                              142                   5,129
         Healthsouth Corp.                                    (1)                              211                   3,815
         Humana Inc.                                          (1)                            1,312                  15,744
         Johnson & Johnson                                                                   1,218                  64,201
         Laser Vision Centers Inc.                            (1)                              429                   1,519
         Manor Care Inc.                                      (1)                              286                   8,045
         Matria Healthcare Inc.                               (1)                               89                   2,061
         Medtronic Inc.                                                                        494                  22,497
         Oakley Inc.                                          (1)                              715                   9,760
         Ocular Sciences Inc.                                 (1)                              215                   4,569
         OraSure Technologies Inc.                            (1)                              393                   5,113

         Oratec Interventions Inc.                            (1)                              393                   3,557
         Polymedica Industries Corp.                          (1,2)                            107                   1,354
         RITA Medical Systems Inc.                            (1)                              465                   1,646
         Sierra Health Services Inc.                          (1)                              358                   3,580
         Spacelabs Medical Inc.                               (1)                              322                   4,460
         St. Jude Medical Inc.                                (1)                              119                   8,187
         UnitedHealth Group Inc.                                                               220                  14,973
         Urologix Inc.                                        (1)                              143                   2,124
         Valentis Inc.                                        (1)                              572                   2,345
         West Pharmaceutical Services Inc.                                                     143                   3,675
         Zimmer Holdings Inc.                                 (1)                               82                   2,230
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   278,785
         ------------------------------------------------------------------------------------------------------------------
         HOME BUILDERS--0.11%
         ------------------------------------------------------------------------------------------------------------------
         Centex Corp.                                         (2)                               73                   3,197
         Champion Enterprises Inc.                            (1)                              465                   4,883
         KB HOME                                                                               375                  12,139
         Pulte Corp.                                                                           569                  21,537
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    41,756
         ------------------------------------------------------------------------------------------------------------------
         HOME FURNISHINGS--0.05%
         ------------------------------------------------------------------------------------------------------------------
         Leggett & Platt Inc.                                                                  464                  10,913
         Maytag Corp.                                                                          131                   4,026
         Whirlpool Corp.                                                                        62                   4,093
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    19,032
         ------------------------------------------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS / WARES--0.14%
         ------------------------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                                                          402                   5,314
         Avery Dennison Corp.                                                                   25                   1,285
         Central Garden & Pet Co.                             (1)                            1,896                  17,329
         Clorox Co.                                                                            235                   8,754
         Enesco Group Inc.                                    (1)                              358                   1,987
         Fortune Brands Inc.                                                                   100                   3,825
         Newell Rubbermaid Inc.                                                                216                   4,946
         Tupperware Corp.                                                                      452                  10,681
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    54,121
         ------------------------------------------------------------------------------------------------------------------
         INSURANCE--0.61%
         ------------------------------------------------------------------------------------------------------------------
         Allstate Corp.                                                                        700                  23,751
         American International Group Inc.                                                   1,092                  85,394
         AON Corp.                                                                             123                   4,569
         Chubb Corp.                                                                           270                  18,225
         CIGNA Corp.                                                                           113                  10,170
         Cincinnati Financial Corp.                                                             43                   1,720
         Hartford Financial Services Group Inc.                                                240                  15,552
         LandAmerica Financial Group Inc.                                                      179                   5,635
         Lincoln National Corp.                                                                157                   7,828
         Marsh & McLennan Companies Inc.                                                       114                  10,591
         MBIA Inc.                                                                             122                   6,589
         MGIC Investment Corp.                                                                 106                   7,409
         ProAssurance Corp.                                   (1)                              160                   2,893
         Progressive Corporation                                                                63                   8,144
         SAFECO Corp.                                                                           92                   2,767
         St. Paul Companies Inc.                                                               166                   6,977
         Torchmark Corp.                                                                       158                   6,674
         Vesta Insurance Group                                                               1,145                  13,362
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   238,250
         ------------------------------------------------------------------------------------------------------------------

         IRON / STEEL--0.00%
         ------------------------------------------------------------------------------------------------------------------
         USX-U.S. Steel Group Inc.                                                              45                     895
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                       895
         ------------------------------------------------------------------------------------------------------------------
         LEISURE TIME--0.10%
         ------------------------------------------------------------------------------------------------------------------
         Brunswick Corp.                                                                       117                   2,549
         Carnival Corp. "A"                                                                    347                  10,854
         Coastcast Corp.                                                                       608                   3,089
         Harley-Davidson Inc.                                                                  212                  10,301
         Hotel Reservations Network Inc. "A"                  (1,2)                            107                   4,451
         K2 Inc.                                              (1)                              393                   3,380
         Sabre Holdings Corp.                                 (1)                              142                   5,990
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    40,614
         ------------------------------------------------------------------------------------------------------------------
         LODGING--0.08%
         ------------------------------------------------------------------------------------------------------------------
         Choice Hotels International Inc.                     (1)                            1,280                  25,600
         Harrah's Entertainment Inc.                          (1)                              124                   3,544
         Hilton Hotels Corp.                                                                   215                   2,733
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    31,877
         ------------------------------------------------------------------------------------------------------------------
         MACHINERY--0.11%
         ------------------------------------------------------------------------------------------------------------------
         Briggs & Stratton Corp.                              (2)                              158                   5,988
         Dover Corp.                                                                            66                   2,371
         Flow International Corp.                             (1)                              393                   4,398
         Gardner Denver Inc.                                  (1)                              215                   4,848
         Gerber Scientific Inc.                                                                536                   5,628
         Kadant Inc.                                          (1)                               11                     152
         Nordson Corp.                                                                         797                  20,754
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    44,139
         ------------------------------------------------------------------------------------------------------------------
         MANUFACTURERS--0.69%
         ------------------------------------------------------------------------------------------------------------------
         Crane Co.                                                                             114                   3,202
         Eaton Corp.                                                                            99                   7,121
         General Electric Co.                                                                3,424                 140,316
         Honeywell International Inc.                                                          457                  17,028
         ITT Industries Inc.                                                                   117                   5,283
         Minnesota Mining & Manufacturing Co.                                                  200                  20,820
         National Service Industries Inc.                                                    1,016                  23,978
         Pall Corp.                                                                            148                   3,309
         Tyco International Ltd.                                                               961                  49,924
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   270,981
         ------------------------------------------------------------------------------------------------------------------
         MANUFACTURING--0.02%
         ------------------------------------------------------------------------------------------------------------------
         ESCO Technologies Inc.                               (1)                              286                   7,722
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,722
         ------------------------------------------------------------------------------------------------------------------
         MEDIA--0.73%
         ------------------------------------------------------------------------------------------------------------------
         AOL Time Warner Inc.                                 (1)                            2,562                  95,691
         Beasley Broadcast Group Inc. "A"                     (1)                              429                   5,556
         Clear Channel Communications Inc.                    (1)                              370                  18,600
         Comcast Corp. "A"                                    (1)                              572                  20,952
         Dow Jones & Co. Inc.                                 (2)                               59                   3,238
         Gannett Co. Inc.                                                                      142                   8,756
         Gray Communications Systems Inc.                                                      286                   4,605
         Hollywood Media Corp.                                (1)                              393                   2,079
         Knight Ridder Inc.                                   (2)                               80                   4,848
         Lynch Interactive Corp.                              (1)                               72                   4,680
         McGraw-Hill Companies Inc.                                                            144                   8,532
         Meredith Corp.                                                                        745                  24,250
         New York Times Co. "A"                                                                129                   5,515
         TiVo Inc.                                            (1,2)                            286                   1,662
         Tribune Co.                                                                           213                   8,396
         Viacom Inc. "B"                                      (1)                              913                  38,711
         Walt Disney Co. (The)                                                               1,155                  29,372
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   285,443
         ------------------------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.07%
         ------------------------------------------------------------------------------------------------------------------
         Timken Co.                                                                            516                   7,740
         Worthington Industries Inc.                                                         1,279                  17,906
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    25,646
         ------------------------------------------------------------------------------------------------------------------
         METALS-DIVERSIFIED--0.03%
         ------------------------------------------------------------------------------------------------------------------
         Griffon Corporation                                  (1)                              551                   6,035
         Gulf Island Fabrication Inc.                         (1)                              358                   4,296
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,331
         ------------------------------------------------------------------------------------------------------------------
         MINING--0.11%
         ------------------------------------------------------------------------------------------------------------------
         Alcoa Inc.                                                                            414                  15,782
         Homestake Mining Company                                                            2,662                  22,041
         Newmont Mining Corp.                                                                  211                   4,366
         Phelps Dodge Corp.                                                                     45                   1,773
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    43,962
         ------------------------------------------------------------------------------------------------------------------
         OFFICE / BUSINESS EQUIPMENT--0.05%
         ------------------------------------------------------------------------------------------------------------------
         CompX International Inc.                                                              322                   3,896
         General Binding Corp.                                (1)                              393                   5,502
         Pitney Bowes Inc.                                                                     131                   5,697
         Xerox Corp.                                                                           401                   3,689
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    18,784
         ------------------------------------------------------------------------------------------------------------------
         OIL & GAS PRODUCERS--0.71%
         ------------------------------------------------------------------------------------------------------------------
         Amerada Hess Corp.                                                                      8                     622
         Anadarko Petroleum Corp.                             (2)                              169                   8,746
         Burlington Resources Inc.                                                             141                   5,358
         Chevron Corp.                                                                         472                  42,834
         Conoco Inc. "B"                                                                       322                   9,538
         Exxon Mobil Corp.                                                                   3,270                 131,291
         Kerr-McGee Corp.                                     (2)                               35                   2,044
         MarkWest Hydrocarbon Inc.                            (1)                              465                   3,720
         Plains Resource Inc.                                 (1)                              215                   5,837
         Prize Energy Corp.                                   (1)                              572                  10,582
         Rowan Companies Inc.                                 (1)                              560                   8,708
         South Jersey Industries                                                                72                   2,351
         Sunoco Inc.                                                                           109                   4,123
         Texaco Inc.                                                                           251                  17,482
         Tosco Corp.                                                                           165                   7,656
         Transocean Sedco Forex Inc.                                                           265                   7,659
         Unocal Corp.                                                                          109                   3,848
         USX-Marathon Group Inc.                                                               163                   5,136
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   277,535
         ------------------------------------------------------------------------------------------------------------------
         OIL & GAS SERVICES--0.14%
         ------------------------------------------------------------------------------------------------------------------
         Baker Hughes Inc.                                                                     322                  10,607
         Halliburton Co.                                                                       345                   9,612
         Lufkin Industries Inc.                                                                250                   6,803
         Schlumberger Ltd.                                                                     544                  26,656
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    53,678
         ------------------------------------------------------------------------------------------------------------------
         PACKAGING & CONTAINERS--0.11%
         ------------------------------------------------------------------------------------------------------------------
         AEP Industries Inc.                                  (1)                               72                   1,944
         Ball Corp.                                                                            302                  15,900
         Bemis Co.                                                                              15                     656
         Pactiv Corp.                                         (1)                            1,255                  19,929
         Sealed Air Corp.                                     (1)                               92                   3,697
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    42,126
         ------------------------------------------------------------------------------------------------------------------
         PHARMACEUTICALS--1.17%
         ------------------------------------------------------------------------------------------------------------------
         Abbott Laboratories                                                                   645                  32,057
         American Home Products Corp.                                                          571                  31,976
         Antigenics Inc.                                      (1,2)                            179                   2,862
         Bristol-Myers Squibb Co.                                                              822                  46,147
         Cardinal Health Inc.                                                                  238                  17,360

         Corvas International Inc.                            (1)                              429                   3,342
         Duramed Pharmaceuticals Inc.                         (1)                              358                   7,518
         Genzyme Corp. - Molecular Oncology                   (1)                              358                   3,544
         Hyseq Inc.                                           (1)                              215                   1,591
         Ilex Oncology Inc.                                   (1)                              179                   5,361
         Inkine Pharmaceutical Co.                            (1)                              286                     827
         Kos Pharmaceuticals Inc.                             (1)                              215                   7,422
         La Jolla Pharmaceutical Co                           (1)                              465                   3,139
         Lilly (Eli) and Company                                                               470                  36,486
         Merck & Co. Inc.                                                                      975                  63,473
         MGI Pharma Inc.                                      (1)                              322                   3,832
         NaPro BioTherapeutics Inc.                           (1)                              358                   3,312
         Orphan Medical Inc.                                  (1)                              322                   2,930
         Penwest Pharmaceuticals Co.                          (1,2)                            250                   4,573
         Pfizer Inc.                                                                         2,685                 102,862
         Pharmaceutical Resources Inc.                        (1)                              322                  11,270
         Pharmacia Corporation                                                                 570                  22,572
         Schering-Plough Corp.                                                                 666                  25,395
         Texas Biotech Corp.                                  (1)                              429                   3,218
         Twinlab Corp.                                        (1)                              393                     676
         VaxGen Inc.                                          (1,2)                            215                   2,602
         Watson Pharmaceuticals Inc.                          (1)                              175                   9,818
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   456,165
         ------------------------------------------------------------------------------------------------------------------
         PIPELINES--0.12%
         ------------------------------------------------------------------------------------------------------------------
         El Paso Corp.                                                                         366                  17,784
         Enron Corp.                                                                           585                  20,469
         Williams Companies Inc.                                                               268                   8,723
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    46,976
         ------------------------------------------------------------------------------------------------------------------
         REAL ESTATE--0.18%
         ------------------------------------------------------------------------------------------------------------------
         Aegis Realty Inc.                                                                   1,610                  18,869
         Annaly Mortgage Management Inc.                                                       537                   7,008
         Boykin Lodging Co.                                                                    787                   9,051
         Entertainment Properties Trust                                                        751                  12,805
         LTC Properties Inc.                                                                   107                     491
         Mid Atlantic Realty Trust                                                           1,037                  13,948
         National Golf Properties Inc.                                                         465                   8,565
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    70,737
         ------------------------------------------------------------------------------------------------------------------
         RETAIL--0.97%
         ------------------------------------------------------------------------------------------------------------------
         AG Services of America Inc.                          (1)                              143                   1,859
         AutoZone Inc.                                        (1)                               45                   2,079
         Bed Bath & Beyond Inc.                               (1)                              179                   5,164
         Best Buy Co. Inc.                                    (1)                              118                   6,960
         Big Lots Inc.                                                                         200                   2,120
         Brookstone Inc.                                      (1)                              179                   2,488
         Circuit City Stores Inc.                                                              123                   2,054
         Cost Plus Inc.                                       (1)                              107                   2,515
         CVS Corp.                                                                             216                   7,800
         Darden Restaurants Inc.                                                               104                   2,976
         Dillards Inc. "A"                                                                     185                   3,312
         Dollar General Corp.                                                                  201                   3,467
         Fred's Inc.                                                                           179                   5,148
         Gap Inc. (The)                                                                        414                   8,135
         Gart Sports Co.                                      (1)                              277                   4,321
         Golden State Bancorp Inc.                            (1)                              200                     244
         Gottschalks Inc.                                     (1)                              501                   1,528
         Hancock Fabrics Inc.                                                                  429                   3,621
         Home Depot Inc.                                                                       965                  44,342
         Jill (J.) Group Inc. (The)                           (1)                              179                   3,133
         Kohls Corp.                                          (1)                              220                  12,210
         Limited Inc.                                                                          285                   4,019

         Longs Drug Stores Corp.                                                               560                  14,493
         Lowe's Companies Inc.                                                                 432                  16,070
         Marinemax Inc.                                       (1)                              358                   2,971
         McDonald's Corp.                                                                      722                  21,682
         Movie Gallery Inc.                                   (1)                              250                   6,625
         Nordstrom Inc.                                                                        148                   2,967
         Office Depot Inc.                                    (1)                              242                   3,364
         1-800-FLOWERS.com Inc.                               (1)                              358                   4,582
         1-800 Contacts Inc.                                  (1)                              143                   1,846
         PC Connection Inc.                                   (1)                              143                   1,407
         Pricesmart Inc.                                      (1)                               72                   3,096
         RadioShack Corp.                                                                       83                   1,942
         Ruby Tuesday Inc.                                                                   1,470                  26,754
         7-Eleven Inc.                                        (1)                              236                   2,992
         Shopko Stores Inc.                                   (1)                              250                   2,268
         Staples Inc.                                         (1)                              290                   4,365
         Target Corp.                                                                          546                  18,919
         TJX Companies Inc.                                                                    242                   8,494
         Ultimate Electronics Inc.                            (1)                              143                   3,968
         United Auto Group Inc.                               (1)                              179                   3,571
         Value City Department Stores Inc.                    (1)                              286                   1,195
         Walgreen Co.                                                                          447                  15,354
         Wal-Mart Stores Inc.                                                                1,598                  76,784
         Wendy's International Inc.                                                             83                   2,356
         Whitehall Jewellers Inc.                             (1)                              215                   2,524
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   380,084
         ------------------------------------------------------------------------------------------------------------------
         SEMICONDUCTORS--0.62%
         ------------------------------------------------------------------------------------------------------------------
         Advanced Micro Devices Inc.                          (1)                              308                   4,173
         Altera Corp.                                         (1)                              279                   7,924
         Analog Devices Inc.                                  (1,2)                            244                  11,658
         Applied Materials Inc.                               (1)                              537                  23,139
         Applied Micro Circuits Corp.                         (1)                              286                   4,081
         Broadcom Corp. "A"                                   (1)                              179                   5,755
         Elantec Semiconductor Inc.                           (1)                              179                   6,802
         Emcore Corp.                                         (1)                              107                   1,622
         Intel Corp.                                                                         2,892                  80,860
         Linear Technology Corp.                                                               252                  10,352
         LSI Logic Corp.                                      (1)                              227                   4,597
         Maxim Integrated Products Inc.                       (1)                              286                  13,216
         Micron Technology Inc.                               (1)                              426                  16,022
         Teradyne Inc.                                        (1)                              194                   6,359
         Texas Instruments Inc.                                                              1,123                  37,171
         Xilinx Inc.                                          (1)                              253                   9,877
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   243,608
         ------------------------------------------------------------------------------------------------------------------
         SOFTWARE--0.69%
         ------------------------------------------------------------------------------------------------------------------
         Actuate Corp.                                        (1)                              250                   1,725
         Adobe Systems Inc.                                                                    303                  10,184
         Automatic Data Processing Inc.                                                        289                  14,959
         BMC Software Inc.                                    (1)                              204                   3,264
         BroadVision Inc.                                     (1)                              393                     507
         Centra Software Inc.                                 (1)                              179                   1,763
         Certegy Inc.                                         (1)                               37                   1,271
         Computer Associates International Inc.                                                346                  10,743
         Compuware Corp.                                      (1)                              411                   5,018
         Documentum Inc.                                      (1)                              250                   3,675
         EXE Technologies Inc.                                (1)                              250                     950
         First Data Corp.                                                                      230                  15,146
         Globix Corp.                                         (1)                              250                     213
         IMS Health Inc.                                                                       175                   4,659
         Microsoft Corp.                                      (1)                            2,356                 134,410
         NetIQ Corp.                                          (1)                               69                   2,222

         Novell Inc.                                          (1)                              402                   1,829
         Oracle Corp.                                         (1)                            2,462                  30,061
         Per-Se Technologies Inc.                             (1)                              429                   3,608
         RadiSys Corp.                                        (1)                              143                   2,377
         Siebel Systems Inc.                                  (1)                              322                   6,955
         SkillSoft Corp.                                      (1)                               72                   2,016
         Synplicity Inc.                                      (1)                              107                     744
         Vastera Inc.                                         (1)                              179                   1,792
         XCare.net Inc.                                       (1,2)                            215                   3,528
         Yahoo! Inc.                                          (1,2)                            336                   3,985
                                                                                                                   267,604
         ------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATION EQUIPMENT--0.26%
         ------------------------------------------------------------------------------------------------------------------
         ADC Telecommunications Inc.                          (1)                              682                   2,980
         Andrew Corp.                                         (1)                              283                   5,756
         Avaya Inc.                                           (1)                              312                   3,544
         Comverse Technology Inc.                             (1)                              107                   2,690
         Harmonic Inc.                                        (1)                              465                   6,975
         JDS Uniphase Corp.                                   (1)                            1,158                   8,164
         Lucent Technologies Inc.                                                            2,161                  14,738
         Motorola Inc.                                                                       1,669                  29,041
         NMS Communications Corp.                             (1)                              465                   1,311
         QUALCOMM Inc.                                        (1)                              351                  20,656
         Sorrento Networks Corp.                              (1,2)                            358                   1,532
         Tellabs Inc.                                         (1)                              273                   3,636
         Williams Communications Group Inc.                   (1)                              132                     218
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   101,241
         ------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATIONS--0.44%
         ------------------------------------------------------------------------------------------------------------------
         Anaren Microwave Inc.                                (1)                              215                   4,113
         AT&T Wireless Services Inc.                          (1)                              689                  10,680
         Catapult Communications Corp.                        (1)                              179                   3,249
         Celeritek Inc.                                       (1)                              250                   3,813
         Channell Commercial Corp.                            (1)                              465                   2,186
         Choice One Communications Inc.                       (1)                              250                   1,140
         Corning Inc.                                         (2)                              745                   8,947
         General Communication Inc. "A"                       (1)                              429                   4,637
         Global Crossing Ltd.                                 (1,2)                            680                   2,876
         InterDigital Communications Corp.                    (1)                              250                   2,253
         ITC DeltaCom Inc.                                    (1)                              465                     749
         Lightpath Technologies Inc. "A"                      (1)                              322                   1,188
         Nextel Communications Inc. "A"                       (1,2)                            421                   5,086
         Pentastar Communications Inc.                        (1,2)                            215                   3,171
         Qwest Communications International Inc.                                             1,119                  24,059
         Sprint Corp. (PCS Group)                             (1,2)                            559                  13,964
         Tollgrade Communications Inc.                        (1)                              143                   3,103
         Verizon Communications Inc.                                                         1,447                  72,350
         WebEx Communications Inc.                            (1,2)                            215                   3,713
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   171,277
         ------------------------------------------------------------------------------------------------------------------
         TELEPHONE--0.48%
         ------------------------------------------------------------------------------------------------------------------
         Alltel Corp.                                                                          161                   9,338
         AT&T Corp.                                                                          2,042                  38,880
         BellSouth Corp.                                                                     1,144                  42,671
         CenturyTel Inc.                                                                       107                   3,750
         SBC Communications Inc.                                                             1,507                  61,651
         Sprint Corp. (FON Group)                                                              451                  10,526
         WorldCom Inc.                                        (1)                            1,664                  21,399
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   188,215
         ------------------------------------------------------------------------------------------------------------------
         TEXTILES--0.04%
         ------------------------------------------------------------------------------------------------------------------
         Cutter & Buck Inc.                                   (1)                              572                   2,940
         Interface Inc. "A"                                                                    536                   3,136
         Oxford Industries Inc.                                                                286                   6,335

         Westpoint Stevens Inc.                                                                572                   1,321
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,732
         ------------------------------------------------------------------------------------------------------------------
         TOBACCO--0.16%
         ------------------------------------------------------------------------------------------------------------------
         Philip Morris Companies Inc.                                                        1,109                  52,567
         UST Inc.                                                                              240                   7,920
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    60,487
         ------------------------------------------------------------------------------------------------------------------
         TOYS / GAMES / HOBBIES--0.04%
         ------------------------------------------------------------------------------------------------------------------
         Hasbro Inc.                                          (2)                              203                   3,520
         Mattel Inc.                                                                           395                   7,106
         Topps Co. (The)                                      (1)                              536                   6,164
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    16,790
         ------------------------------------------------------------------------------------------------------------------
         TRUCKING & LEASING--0.04%
         ------------------------------------------------------------------------------------------------------------------
         Ryder System Inc.                                                                     583                  13,170
         Willis Lease Finance Corp.                           (1)                              393                   3,851
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    17,021
         ------------------------------------------------------------------------------------------------------------------
         WATER--0.01%
         ------------------------------------------------------------------------------------------------------------------
         American States Water Co.                                                             143                   5,413
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,413
         ------------------------------------------------------------------------------------------------------------------
         TOTAL U.S. COMMON STOCKS
         (Cost: $6,415,011)                                                                                      6,264,166
         ------------------------------------------------------------------------------------------------------------------

         INTERNATIONAL COMMON STOCKS--5.43%

         AUSTRALIA--0.29%
         ------------------------------------------------------------------------------------------------------------------
         Coles Myer Ltd. ADR                                                                   384                  11,597
         National Australia Bank ADR                          (2)                              448                  39,711
         News Corporation Ltd. ADR                                                             348                  11,341
         Rio Tinto PLC ADR                                                                     368                  26,938
         Westpac Banking Corp. ADR                                                             632                  23,289
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   112,876
         ------------------------------------------------------------------------------------------------------------------

         CANADA--0.05%
         ------------------------------------------------------------------------------------------------------------------
         Alcan Aluminum Ltd.                                                                     1                      18
         Barrick Gold Corp.                                   (2)                              115                   1,842
         Inco Ltd.                                            (1)                               95                   1,579
         Nortel Networks Corp.                                                               2,157                  13,503
         Placer Dome Inc.                                                                      401                   4,431
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    21,373
         ------------------------------------------------------------------------------------------------------------------

         DENMARK--0.33%
         ------------------------------------------------------------------------------------------------------------------
         Novo-Nordisk A/S ADR                                                                2,514                 104,582
         TDC  A/S ADR                                                                        1,244                  22,268
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   126,850
         ------------------------------------------------------------------------------------------------------------------

         FINLAND--0.07%
         ------------------------------------------------------------------------------------------------------------------
         Nokia OYJ ADR                                                                       1,699                  26,742
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    26,742
         ------------------------------------------------------------------------------------------------------------------

         FRANCE--0.81%
         ------------------------------------------------------------------------------------------------------------------
         Alcatel SA ADR                                       (2)                            1,516                  23,650
         Aventis SA ADR                                                                        921                  67,233
         AXA-UAP ADR                                                                         1,699                  46,807
         France Telecom SA ADR                                                                 258                   8,501
         LVMH Moet-Hennessy Louis Vuitton ADR                 (2)                            1,909                  18,708
         Total Fina SA ADR                                                                   1,883                 139,060
         Vivendi Universal  SA ADR                                                             270                  14,772
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   318,731
         ------------------------------------------------------------------------------------------------------------------

         GERMANY--0.27%
         ------------------------------------------------------------------------------------------------------------------
         DaimlerChrysler AG                                   (2)                            1,521                  66,848
         Deutsche Telekom AG ADR                                                             1,426                  22,174
         SAP AG ADR                                                                            451                  15,555
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   104,577
         ------------------------------------------------------------------------------------------------------------------

         IRELAND--0.12%
         ------------------------------------------------------------------------------------------------------------------
         Allied Irish Banks PLC ADR                           (2)                            2,053                  45,885
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    45,885
         ------------------------------------------------------------------------------------------------------------------

         ITALY--0.23%
         ------------------------------------------------------------------------------------------------------------------
         Benetton Group SpA ADR                                                                865                  23,485
         ENI-Ente Nazionale Idrocarburi SpA ADR               (2)                              279                  18,805
         Fiat SpA ADR                                                                          819                  19,042
         San Paolo-IMI SpA ADR                                (2)                            1,098                  27,505
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    88,837
         ------------------------------------------------------------------------------------------------------------------

         JAPAN--0.88%
         ------------------------------------------------------------------------------------------------------------------
         Canon Inc. ADR                                                                        372                  11,316
         Fuji Photo Film Co. Ltd. ADR                                                          281                  10,467
         Hitachi Ltd. ADR                                                                      169                  13,528
         Honda Motor Company Ltd. ADR                                                          191                  13,943
         Ito-Yokado Co. Ltd. ADR                                                               343                  13,147
         Japan Air Lines ADR                                                                 2,170                  12,805
         Kirin Brewery Co. Ltd. ADR                                                            274                  21,030
         Kubota Corp. ADR                                                                      316                  21,804
         Kyocera Corp. ADR                                                                     118                   7,907
         Makita Corp. ADR                                                                      347                   2,134
         Matsushita Electric Industrial Co. ADR               (2)                              848                  12,771
         Mitsubishi Corp. ADR                                                                  992                  16,368
         Mitsui & Co. ADR                                                                      136                  18,666
         NEC Corp. ADR                                                                       3,107                  38,430
         Nippon Telegraph & Telephone Corp. ADR               (2)                              685                  15,474
         Nissan Motor Co. Ltd. ADR                                                           1,182                  13,711
         Pioneer Corp. ADR                                                                     480                   9,432
         Ricoh Corp. Ltd. ADR                                                                  146                  11,826
         Sony Corp. ADR                                                                        227                  10,192
         Tokio Marine and Fire Insurance Co. Ltd. ADR                                          754                  39,291
         Toyota Motor Corp. ADR                                                                493                  30,122
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   344,364
         ------------------------------------------------------------------------------------------------------------------

         NETHERLANDS--0.63%
         ------------------------------------------------------------------------------------------------------------------
         Abn Amro Holding NV ADR                                                             1,681                  30,930
         Aegon NV ADR                                                                          837                  25,277
         Akzo Nobel NV ADR                                                                     472                  21,141
         Elsevier NV ADR                                                                     1,491                  37,573
         ING Groep NV ADR                                                                      616                  19,515
         Koninklijke (Royal) Philips Electonics NV ADR                                         850                  22,755
         Koninklijke Ahold NV ADR                             (2)                            1,151                  34,852
         Royal Dutch Petroleum Co. - NY Shares                                                 921                  52,156
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   244,199
         ------------------------------------------------------------------------------------------------------------------

         NEW ZEALAND--0.02%
         ------------------------------------------------------------------------------------------------------------------
         Telecom Corp. of New Zealand Ltd. ADR                (2)                              390                   6,876
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,876
         ------------------------------------------------------------------------------------------------------------------

         PORTUGAL--0.02%
         ------------------------------------------------------------------------------------------------------------------
         Banco Comercial Portugues ADR                        (1)                              456                   9,006
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,006
         ------------------------------------------------------------------------------------------------------------------

         SINGAPORE--0.01%
         ------------------------------------------------------------------------------------------------------------------
         Chartered Semiconductor Manufacturing Ltd. ADR       (1,2)                            193                   5,170
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,170
         ------------------------------------------------------------------------------------------------------------------

         SPAIN--0.26%
         ------------------------------------------------------------------------------------------------------------------
         Banco Bilbao Vizcaya Argentaria SA ADR                                              1,578                  20,593
         Banco Santander Central Hispano SA ADR                                              4,523                  41,385
         Repsol SA ADR                                                                         945                  15,980
         Telefonica SA ADR                                    (1)                              673                  23,723
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   101,681
         ------------------------------------------------------------------------------------------------------------------

         SWEDEN--0.05%
         ------------------------------------------------------------------------------------------------------------------
         Telefonaktiebolaget LM Ericsson AB ADR                                              4,153                  20,682
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    20,682
         ------------------------------------------------------------------------------------------------------------------

         SWITZERLAND--0.04%
         ------------------------------------------------------------------------------------------------------------------
         Adecco SA ADR                                                                       1,038                  12,622
         Sulzer Medica ADR                                    (2)                              569                   4,268
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    16,890
         ------------------------------------------------------------------------------------------------------------------

         UNITED KINGDOM--1.35%
         ------------------------------------------------------------------------------------------------------------------
         AstraZeneca PLC ADR                                                                   945                  45,833
         Barclays PLC ADR                                                                      308                  38,500
         BP Amoco PLC ADR                                                                      861                  43,808
         British Sky Broadcasting PLC ADR                     (1,2)                            242                  16,553
         British Telecom PLC ADR                              (2)                              552                  34,561
         Cadbury Schweppes PLC ADR                                                           1,107                  30,022
         Diageo PLC ADR                                                                      1,519                  61,656
         GlaxoSmithKline PLC ADR                                                             2,441                 129,251
         Hanson PLC ADR                                                                        937                  36,365
         Hong Kong & Shanghai Banking ADR                                                      283                  16,822
         Reuters Group PLC ADR                                                                 273                  18,482
         Vodafone Group PLC ADR                                                              2,697                  54,345
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                   526,198
         ------------------------------------------------------------------------------------------------------------------
         TOTAL INTERNATIONAL COMMON STOCKS
         (Cost: $2,272,581)                                                                                      2,120,937
         ------------------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $8,687,592)                                                                                      8,385,103
         ------------------------------------------------------------------------------------------------------------------

         Security                                                                      Face Amount                   Value
         ------------------------------------------------------------------------------------------------------------------

         U.S. GOVERNMENT OBLIGATIONS--77.19%
         ------------------------------------------------------------------------------------------------------------------
         U.S. Treasury Bonds
           8.75%, 11/15/08                                                                 450,000                 494,789
           9.38%, 02/15/06                                                                 110,000                 132,223
           10.75%, 05/15/03                                                                850,000                 949,610
           10.75%, 08/15/05                                                                100,000                 123,141
           11.13%, 08/15/03                                                                550,000                 626,184
           11.63%, 11/15/04                                                                270,000                 329,906
           12.00%, 05/15/05                                                                100,000                 126,344
           13.75%, 08/15/04                                                                200,000                 253,531
         U.S. Treasury Notes
           4.25%, 11/15/03                                                                 500,000                 505,449
           4.75%, 02/15/04                                                                 400,000                 408,656
           4.75%, 11/15/08                                                               2,240,000               2,238,251
           5.25%, 08/15/03                                                               1,100,000               1,133,300
           5.25%, 05/15/04                                    (2)                          900,000                 931,219
           5.38%, 06/30/03                                                                  30,000                  30,941
           5.50%, 01/31/03                                                                 600,000                 616,640
           5.50%, 02/28/03                                                                 200,000                 205,766
           5.50%, 03/31/03                                                                 400,000                 411,984
           5.50%, 05/31/03                                                                 200,000                 206,445
           5.50%, 02/15/08                                                                 145,000                 151,831
           5.50%, 05/15/09                                                                 400,000                 417,719
           5.63%, 11/30/02                                                                 700,000                 718,758
           5.63%, 12/31/02                                                                 700,000                 719,851
           5.63%, 02/15/06                                                                 300,000                 315,891
           5.63%, 05/15/08                                                               1,100,000               1,157,578
           5.75%, 10/31/02                                                               1,150,000               1,180,817
           5.75%, 11/30/02                                                               1,100,000               1,131,023
           5.75%, 08/15/03                                                                 300,000                 311,859
           5.75%, 11/15/05                                    (2)                          560,000                 590,100

           5.88%, 09/30/02                                                                 200,000                 205,336
           5.88%, 02/15/04                                    (2)                          400,000                 419,062
           5.88%, 11/15/04                                    (2)                        1,400,000               1,473,664
           5.88%, 11/15/05                                    (2)                          320,000                 339,163
           6.00%, 08/15/04                                                                 400,000                 422,094
           6.00%, 08/15/09                                                                 600,000                 645,750
           6.13%, 08/31/02                                                               1,100,000               1,129,863
           6.13%, 08/15/07                                                                 500,000                 539,610
           6.25%, 08/31/02                                                                 540,000                 555,357
           6.25%, 02/15/03                                                                 550,000                 571,162
           6.25%, 02/15/07                                                                 650,000                 704,235
           6.50%, 05/15/05                                    (2)                          300,000                 323,461
           6.50%, 08/15/05                                                                 200,000                 216,156
           6.50%, 10/15/06                                    (2)                          800,000                 873,187
           6.63%, 05/15/07                                                                 400,000                 441,219
           6.75%, 05/15/05                                                                 700,000                 759,500
           6.88%, 05/15/06                                    (2)                          400,000                 441,406
           7.00%, 07/15/06                                                               1,190,000               1,321,412
           7.25%, 05/15/04                                                                 880,000                 954,490
           7.25%, 08/15/04                                    (2)                          450,000                 490,289
           7.50%, 02/15/05                                                                 400,000                 442,734
           7.88%, 11/15/04                                                                 400,000                 444,641
         ------------------------------------------------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost: $29,204,218)                                                                                    30,133,597
         ------------------------------------------------------------------------------------------------------------------

         Security                                                                      Face Amount                   Value
         ------------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--9.19%
         ------------------------------------------------------------------------------------------------------------------
         Dreyfus Money Market Fund                                                       1,356,331               1,356,331
                                                              (3)

         Goldman Sachs Financial Square Prime Obligation Fund                              621,131                 621,131
                                                              (3)

         Providian Temp Cash Money Market Fund                                           1,610,643               1,610,643
                                                              (3)
         ------------------------------------------------------------------------------------------------------------------

         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $3,588,105)                                                                                      3,588,105
         ------------------------------------------------------------------------------------------------------------------

         Security                                                                      Face Amount                   Value
         ------------------------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT--0.53%
         ------------------------------------------------------------------------------------------------------------------
         Investors Bank & Trust Tri-Party Repurchase Agreement,
         dated 08/31/01, due 09/04/01, with a maturity value of
         $204,720 and an effective yield of 3.38%.                                         204,643                 204,643
         ------------------------------------------------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
         (Cost: $204,643)                                                                                          204,643
         ------------------------------------------------------------------------------------------------------------------

         TOTAL INVESTMENTS IN SECURITIES -- 108.39%
         (Cost $41,684,558)                                                                                     42,311,448
         ------------------------------------------------------------------------------------------------------------------

         Other Assets, Less Liabilities -- (8.39%)                                                              (3,274,908)
         ------------------------------------------------------------------------------------------------------------------

         NET ASSETS -- 100.00%                                                                                 $39,036,540
         ==================================================================================================================

1        Non-income earning securities.
2        Denotes all or part of security on loan. See Note 4.
3 Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments
August 31, 2001 (Unaudited)

         Security                                                                                Shares                   Value

         -------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS--41.03%

         U.S. COMMON STOCKS--30.48%
         ADVERTISING--0.08%
         -------------------------------------------------------------------------------------------------------------------------
         Equity Marketing Inc.                                (1)                                   593                   8,005
         Interpublic Group of Companies Inc.                                                      1,186                  32,117
         Omnicom Group Inc.                                                                         672                  52,275
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                         92,397
         -------------------------------------------------------------------------------------------------------------------------
         AEROSPACE / DEFENSE--0.38%

         -------------------------------------------------------------------------------------------------------------------------
         Boeing Co.                                                                               2,452                 125,542
         General Dynamics Corp.                                                                     981                  77,460
         Goodrich (B.F.) Co.                                                                        710                  22,755
         Lockheed Martin Corp.                                                                    1,690                  67,363
         Northrop Grumman Corp.                                                                     479                  39,278
         Raytheon Co.                                                                             1,766                  46,428
         Rockwell Collins                                                                           678                  13,777
         United Technologies Corp.                                                                1,111                  75,992
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                        468,595
         -------------------------------------------------------------------------------------------------------------------------
         AGRICULTURE--0.02%

         -------------------------------------------------------------------------------------------------------------------------

         Maui Land & Pineapple Co.                            (1)                                   932                  24,791
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,791
         -------------------------------------------------------------------------------------------------------------------------
         AIRLINES--0.07%

         -------------------------------------------------------------------------------------------------------------------------
         AMR Corp.                                            (1)                                   969                  30,998
         Northwest Airlines Corp. "A"                         (1)                                   790                  16,653
         Southwest Airlines Co.                                                                   1,611                  28,821
         U.S. Airways Group Inc.                              (1)                                   898                  11,405
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                         87,877
         -------------------------------------------------------------------------------------------------------------------------
         APPAREL--0.13%

         -------------------------------------------------------------------------------------------------------------------------
         Garan Inc.                                                                                 805                  29,938
         Haggar Corp.                                                                             1,187                  14,303
         Liz Claiborne Inc.                                                                       1,014                  53,184
         Nike Inc. "B"                                                                              763                  38,150
         VF Corp.                                                                                   787                  27,207
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                        162,782
         -------------------------------------------------------------------------------------------------------------------------
         AUTO MANUFACTURERS--0.24%

         -------------------------------------------------------------------------------------------------------------------------
         Ford Motor Company                                                                       6,207                 123,333
         General Motors Corp. "A"                                                                 1,953                 106,927
         Navistar International Corp.                         (1)                                 1,054                  36,121
         PACCAR Inc.                                                                                539                  29,807
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                        296,188
         -------------------------------------------------------------------------------------------------------------------------
         AUTO PARTS & EQUIPMENT--0.08%

         -------------------------------------------------------------------------------------------------------------------------
         Dana Corp.                                                                                 844                  16,542
         Delphi Automotive Systems Corp.                                                          1,060                  15,889
         Goodyear Tire & Rubber Co.                                                                 689                  16,880
         TRW Inc.                                                                                   812                  28,582
         Visteon Corp.                                                                              954                  16,313
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                         94,206
         -------------------------------------------------------------------------------------------------------------------------
         BANKS--2.32%

         -------------------------------------------------------------------------------------------------------------------------
         AmSouth Bancorp                                                                          1,839                  34,978

         Area Bancshares Corp.                                                                    1,166                  19,635
         Bancorp South Inc.                                                                       1,255                  20,344
         Bank of America Corp.                                                                    4,212                 259,038
         Bank of New York Co. Inc.                                                                1,732                  68,760
         Bank One Corp.                                                                           3,410                 118,293
         BankUnited Financial Corp. "A"                       (1)                                 1,865                  23,611
         Banner Corporation                                                                       1,280                  28,774
         BB&T Corp.                                                                               2,458                  90,405
         Centennial Bancorp                                                                       2,007                  16,357
         CFS Bancorp Inc.                                                                         1,865                  25,737
         Charter One Financial Inc.                                                               1,337                  39,040
         Comerica Inc.                                                                              736                  43,976
         Community Trust Bancorp Inc.                                                             1,187                  26,387
         Dime Community Bancshares                                                                1,335                  36,352
         Fifth Third Bancorp                                                                      2,052                 119,632
         First Republic Bank                                  (1)                                   763                  17,702
         First Sentinel Bancorp Inc.                                                              1,907                  24,200
         First Union Corp.                                                                        2,497                  85,948
         FirstFed Financial Corp.                             (1)                                 1,144                  33,176
         Flagstar Bancorp Inc.                                                                    1,653                  36,333
         FleetBoston Financial Corp.                                                              2,406                  88,613
         Gold Bancorp Inc.                                                                        1,950                  14,527
         Golden West Financial Corp.                                                                393                  22,743
         Hamilton Bancorp Inc.                                (1)                                 1,738                   5,996
         Huntington Bancshares Inc.                                                               1,191                  21,652
         JP Morgan Chase & Co.                                                                    5,094                 200,704
         Mellon Financial Corp.                                                                   1,625                  57,281
         National City Corp.                                                                      3,639                 112,336
         NBT Bancorp Inc.                                                                         1,187                  19,087
         Northern Trust Corp.                                                                       799                  45,303
         Northwest Bancorp Inc.                                                                   1,992                  22,310
         OceanFirst Financial Corp.                                                               1,102                  28,542
         PNC Financial Services Group                                                             1,254                  83,504
         Regions Financial Corp.                                                                  1,372                  40,337
         Republic Bancorp Inc.                                                                    1,831                  25,909
         Republic Bancorp Inc. "A"                                                                1,314                  18,475
         Republic Bancshares Inc.                             (1)                                 1,272                  23,074
         Royal Bancshares of Pennsylvania "A"                                                     1,691                  33,482
         SouthTrust Corp.                                                                         2,045                  49,816
         State Street Corp.                                                                         993                  48,220
         Sterling Financial Corp.(WA)                                                               932                  20,644
         SunTrust Banks Inc.                                                                      1,124                  76,769
         Synovus Financial Corp.                                                                  1,717                  52,884
         U.S. Bancorp                                                                             5,969                 144,689
         Union Planters Corp.                                                                       908                  40,406
         United Community Financial Corp.                                                         1,950                  14,469
         USB Holding Co. Inc.                                                                     1,314                  19,316
         Washington Mutual Inc.                                                                   2,499                  93,563
         Wells Fargo & Company                                                                    4,882                 224,621
         West Coast Bancorp                                                                       1,556                  21,722
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,839,672
         -------------------------------------------------------------------------------------------------------------------------
         BEVERAGES--0.55%

         -------------------------------------------------------------------------------------------------------------------------
         Anheuser-Busch Companies Inc.                                                            1,501                  64,603
         Brown-Forman Corp. "B"                                                                     389                  25,090
         Coca-Cola Co.                                                                            6,054                 294,648
         Coca-Cola Enterprises Inc.                           (2)                                 1,799                  27,291
         National Beverage Corp.                              (1)                                 2,077                  21,601
         Peet's Coffee & Tea Inc.                             (1)                                   975                   8,287
         PepsiCo Inc.                                                                             5,047                 237,209
         -------------------------------------------------------------------------------------------------------------------------
                                                                                                                        678,729
         -------------------------------------------------------------------------------------------------------------------------

         BIOTECHNOLOGY--0.37%
         ----------------------------------------------------------------------------------------------------------------------
         Amgen Inc.                                           (1)                                 3,550                 228,265
         Applera Corp. - Celera Genomics Group                (1)                                   339                   9,000
         Biogen Inc.                                          (1)                                   612                  36,940
         Bio-Technology General Corp.                         (1)                                 2,331                  22,144
         Chiron Corp.                                         (1)                                   509                  23,730
         Cryolife Inc.                                        (1)                                   890                  31,835
         Deltagen Inc.                                        (1)                                   170                   1,166
         Exelixis Inc.                                        (1)                                   763                  12,803
         Genentech Inc.                                       (1)                                   212                   9,731
         Human Genome Sciences Inc.                           (1)                                   381                  17,099
         Immunex Corp.                                        (1)                                   834                  14,495
         Immunomedics Inc.                                    (1)                                   551                   8,061
         Integra LifeSciences Holdings Corporation            (1)                                   254                   6,861
         Isis Pharmaceuticals Inc.                            (1,2)                               1,060                  17,278
         Transkaryotic Therapies Inc.                         (1)                                   466                  14,236
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        453,644
         ----------------------------------------------------------------------------------------------------------------------
         BROADCASTING--0.00%
         ----------------------------------------------------------------------------------------------------------------------

         Cablevision Systems Corporation-Rainbow Media Group  (1)                                   165                   3,927
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,927
         ----------------------------------------------------------------------------------------------------------------------
         BUILDING MATERIALS--0.14%
         ----------------------------------------------------------------------------------------------------------------------
         American Standard Companies Inc.                     (1)                                   670                  46,799
         Ceradyne Inc.                                        (1)                                   297                   2,138
         Masco Corp.                                                                              3,339                  86,213
         Vulcan Materials Co.                                                                       638                  30,630
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        165,780
         ----------------------------------------------------------------------------------------------------------------------
         CHEMICALS--0.42%
         ----------------------------------------------------------------------------------------------------------------------
         Air Products & Chemicals Inc.                                                              878                  37,227
         Dow Chemical Co.                                                                         2,751                  96,450
         Du Pont (E.I.) de Nemours                                                                2,941                 120,493
         Eastman Chemical Co.                                                                       369                  14,314
         Engelhard Corp.                                                                          2,633                  68,800
         Hercules Inc.                                                                            1,923                  21,730
         Nanophase Technologies Corp.                         (1)                                   890                   5,304
         Praxair Inc.                                                                               602                  28,336
         Rohm & Haas Co. "A"                                                                        849                  30,488
         Sherwin-Williams Co.                                                                     1,104                  25,006
         Sigma-Aldrich Corp.                                                                      1,417                  64,629
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        512,777
         ----------------------------------------------------------------------------------------------------------------------
         COMMERCIAL SERVICES--0.55%
         ----------------------------------------------------------------------------------------------------------------------
         Arbitron Inc.                                        (1)                                   320                   9,424
         Block (H & R) Inc.                                                                       1,176                  45,758
         CDI Corp.                                            (1)                                   932                  16,403
         Cendant Corp.                                        (1,2)                               3,044                  58,049
         Charles River Associates Inc.                        (1)                                   721                  11,536
         Concord EFS Inc.                                     (1)                                 1,181                  61,967
         Convergys Corp.                                      (1)                                   932                  26,161
         CPI Corp.                                                                                  593                  11,261
         Donnelley (R.R.) & Sons Co.                                                              3,244                  96,736
         Dun & Bradstreet Corp.                               (1)                                   869                  28,990
         Ecolab Inc.                                                                                626                  25,090
         Electro Rent Corp.                                   (1)                                 1,399                  21,265
         Equifax Inc.                                                                               975                  25,379
         First Consulting Group Inc.                          (1)                                   593                   5,485
         Insurance Auto Auctions Inc.                         (1)                                   890                  14,329
         Interactive Data Corp.                                                                   1,399                  16,648
         kForce.com Inc.                                      (1)                                   382                   2,025

         McKesson HBOC Inc.                                                                       1,353                  53,105
         Moody's Corp.                                                                            1,229                  42,265
         NationsRent Inc.                                     (1)                                 2,713                     841
         Paychex Inc.                                                                             1,540                  57,088
         ProsoftTraining.com                                  (1)                                   424                     437
         Wackenhut Corrections Corp.                          (1)                                 1,695                  22,459
         World Fuel Services Corp.                                                                1,653                  20,497
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        673,198
         ----------------------------------------------------------------------------------------------------------------------
         COMPUTERS--1.74%
         ----------------------------------------------------------------------------------------------------------------------
         Ansoft Corp.                                         (1)                                   848                  11,236
         Apple Computer Inc.                                  (1)                                 1,318                  24,449
         Art Technology Group Inc.                            (1)                                   466                     694
         Bottomline Technologies Inc.                         (1)                                 4,789                  26,244
         CCC Information Services Group Inc.                  (1)                                    85                     595
         Cisco Systems Inc.                                   (1)                                22,370                 365,302
         Compaq Computer Corp.                                                                    5,665                  69,963
         Computer Sciences Corp.                              (1)                                   651                  24,478
         Covansys Corporation                                 (1)                                   636                   8,173
         Datalink Corp.                                       (1)                                   424                   3,091
         Dataram Corp.                                        (1)                                   212                   1,512
         Datastream Systems Inc.                              (1)                                   721                   3,605
         Dell Computer Corp.                                  (1)                                 8,831                 188,807
         Echelon Corp.                                        (1,2)                                 424                   6,971
         Electronic Data Systems Corp.                                                            1,600                  94,368
         EMC Corp.                                            (1)                                 7,716                 119,289
         Enterasys Networks Inc.                              (1)                                   932                   9,460
         Extended Systems Inc.                                (1)                                   170                     697
         Extreme Networks Inc.                                (1)                                   381                   6,085
         Gateway Inc.                                         (1)                                 1,301                  11,670
         Global Imaging Systems Inc.                          (1)                                 1,060                  16,960
         Hewlett-Packard Co.                                                                      7,518                 174,493
         INRANGE Technologies Corp.                           (1,2)                                 890                   7,476
         International Business Machines Corp.                                                    5,457                 545,700
         Interwoven Inc.                                      (1)                                   593                   4,833
         Juniper Networks Inc.                                (1)                                   551                   7,714
         Keynote Systems Inc.                                 (1)                                   890                   7,342
         Lexmark International Group Inc. "A"                 (1)                                   523                  27,222
         McDATA Corporation "A"                               (1)                                   201                   2,870
         NCR Corp.                                            (1)                                 1,097                  41,521
         Network Appliance Inc.                               (1)                                 1,194                  15,474
         Nuance Communications Inc.                           (1)                                   127                   1,326
         NYFIX Inc.                                           (1)                                   805                  12,727
         Palm Inc.                                            (1)                                 2,033                   7,278
         Pegasus Solutions Inc.                               (1)                                   593                   7,709
         Performance Technologies Inc.                        (1)                                   551                   7,235
         Procom Technology Inc.                               (1,2)                                 551                   5,069
         Qualstar Corp.                                       (1)                                   466                   2,330
         Rainbow Technologies Inc.                            (1)                                    42                     191
         Red Hat Inc.                                         (1)                                 1,823                   6,453
         Riverstone Networks Inc.                             (1)                                   478                   4,531
         Safeguard Scientifics Inc.                           (1)                                   127                     405
         Sapient Corp.                                        (1)                                   593                   3,208
         SilverStream Software Inc.                           (1)                                   381                   2,149
         SS&C Technologies Inc.                               (1)                                 1,144                   7,562
         Sun Microsystems Inc.                                (1)                                11,444                 131,034
         Turnstone Systems Inc.                               (1)                                   424                   1,526
         Unisys Corp.                                         (1)                                 1,531                  18,096
         Vasco Data Security International Inc.               (1)                                 1,017                   1,983
         VeriSign Inc.                                        (1)                                   981                  40,270
         Veritas Software Corp.                               (1)                                 1,326                  38,083
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,127,459
         ----------------------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.50%
         ----------------------------------------------------------------------------------------------------------------------
         Avon Products Inc.                                   (2)                                   940                  43,362
         Colgate-Palmolive Co.                                                                    1,636                  88,589
         Gillette Co.                                                                             3,062                  93,850
         International Flavors & Fragrances Inc.                                                  1,146                  34,552
         Kimberly-Clark Corp.                                                                     1,511                  93,758
         Procter & Gamble Co.                                                                     3,495                 259,154
         Tristar Corp.                                        (1)                                 2,119                   2,967
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        616,232
         ----------------------------------------------------------------------------------------------------------------------
         DISTRIBUTION / WHOLESALE--0.09%
         ----------------------------------------------------------------------------------------------------------------------
         Costco Wholesale Corp.                               (1)                                 1,662                  62,175
         Genuine Parts Co.                                                                          877                  26,977
         Grainger (W.W.) Inc.                                                                       574                  24,286
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        113,438
         ----------------------------------------------------------------------------------------------------------------------
         DIVERSIFIED FINANCIAL SERVICES--1.86%
         ----------------------------------------------------------------------------------------------------------------------
         Acacia Research Corp.                                (1,2)                               1,102                  12,849
         American Express Co.                                                                     3,427                 124,811
         Bear Stearns Companies Inc.                                                                584                  30,479
         Capital One Financial Corp.                                                                841                  46,768
         Charter Municipal Mortgage Acceptance Corp.                                              1,823                  28,585
         Citigroup Inc.                                                                          15,497                 708,988
         Countrywide Credit Industries Inc.                                                       1,057                  43,865
         Digital Insight Corp.                                (1)                                   297                   5,070
         Fannie Mae                                                                               2,747                 209,349
         First Albany Companies Inc.                                                                 45                     364
         Franklin Resources Inc.                                                                  1,085                  44,518
         Freddie Mac                                                                              2,346                 147,516
         Friedman Billings Ramsey Group Inc. "A"              (1)                                   678                   4,475
         Household International Inc.                                                             1,229                  72,634
         Lehman Brothers Holdings Inc.                                                              983                  64,534
         MBNA Corp.                                                                               3,170                 110,189
         Merrill Lynch & Co. Inc.                                                                 3,041                 156,916
         MicroFinancial Inc.                                                                      1,017                  13,648
         Morgan Stanley Dean Witter & Co.                                                         3,699                 197,342
         NextCard Inc.                                        (1)                                   805                   7,189
         Providian Financial Corp.                            (2)                                 1,066                  41,638
         Schwab (Charles) Corp.                                                                   4,558                  56,793
         Seacoast Financial Services Corp.                                                        2,204                  34,713
         Stilwell Financial Inc.                                                                  1,196                  34,206
         T Rowe Price Group Inc.                                                                    773                  28,902
         USA Education Inc.                                   (2)                                   672                  53,229
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,279,570
         ----------------------------------------------------------------------------------------------------------------------
         ELECTRIC--0.83%
         ----------------------------------------------------------------------------------------------------------------------
         AES Corp.                                            (1)                                 1,844                  61,073
         Ameren Corp.                                                                               827                  34,114
         Calpine Corp.                                        (1)                                   848                  28,001
         Cinergy Corp.                                                                            1,046                  33,681
         CMS Energy Corp.                                                                         2,309                  54,169
         Constellation Energy Group Inc.                                                            856                  25,697
         DTE Energy Co.                                       (2)                                   665                  28,788
         Duke Energy Corp.                                                                        3,650                 143,481
         Entergy Corp.                                                                            1,115                  42,950
         Exelon Corp.                                                                               381                  20,803
         FirstEnergy Corp.                                                                        1,363                  44,829
         GPU Inc.                                                                                   940                  35,889
         Mirant Corp.                                         (1)                                   127                   3,639
         Niagara Mohawk Holdings Inc.                         (1)                                 3,400                  59,296
         NiSource Inc.                                                                            1,405                  35,420
         Pinnacle West Capital Corp.                                                              2,119                  94,529

         PPL Corp.                                                                                1,009                  43,740
         Progress Energy Inc.                                                                     1,129                  47,068
         Reliant Energy Inc.                                                                      1,523                  45,781
         Southern Co.                                                                               932                  21,594
         Xcel Energy Inc.                                                                         4,163                 114,066
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,018,608
         ----------------------------------------------------------------------------------------------------------------------
         ELECTRICAL COMPONENTS & EQUIPMENT--0.08%
         ----------------------------------------------------------------------------------------------------------------------
         American Power Conversion Corp.                      (1)                                 1,282                  17,730
         Emerson Electric Co.                                                                     1,017                  54,511
         Energizer Holdings Inc.                              (1)                                     1                      18
         Evercel Inc.                                         (1)                                   890                     979
         Molex Inc.                                                                                 844                  26,645
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         99,883
         ----------------------------------------------------------------------------------------------------------------------
         ELECTRONICS--0.46%
         ----------------------------------------------------------------------------------------------------------------------
         Agilent Technologies Inc.                            (1)                                 1,574                  41,711
         Alpha Industries Inc.                                (1,2)                                 466                  14,800
         Applera Corp. - Applied Biosystems Group                                                   815                  20,383
         Astropower Inc.                                      (1,2)                                 297                  10,422
         Diodes Inc.                                          (1)                                   254                   2,210
         Energy Conversion Devices Inc.                       (1)                                   297                   5,622
         General Cable Corp.                                                                        551                   8,342
         Genrad Inc.                                          (1)                                   848                   4,486
         HI/FN Inc.                                           (1)                                   593                   5,580
         Hutchinson Technology Inc.                           (1)                                   636                  12,008
         II-VI Inc.                                           (1)                                   636                   9,839
         Interlogix Inc.                                      (1)                                   254                   7,018
         inTEST Corp.                                         (1)                                   339                   1,898
         Jabil Circuit Inc.                                   (1,2)                                 721                  16,662
         JNI Corp.                                            (1)                                   805                   4,436
         Johnson Controls Inc.                                                                      494                  36,185
         Keithley Instruments Inc.                                                                  339                   6,749
         Mackie Designs Inc.                                  (1)                                 1,017                   4,983
         Maxwell Technologies Inc.                            (1)                                   466                   6,734
         Millipore Corp.                                                                            672                  42,638
         OYO Geospace Corp.                                   (1)                                   424                   6,360
         Parker Hannifin Corp.                                                                      609                  26,796
         Parlex Corp.                                         (1)                                   170                   1,963
         PCD Inc.                                             (1)                                   170                     569
         PerkinElmer Inc.                                                                         1,096                  35,160
         Photon Dynamics Inc.                                 (1)                                   424                  15,247
         Sage Inc.                                            (1)                                 1,017                  18,286
         Sanmina Corp.                                        (1)                                 1,297                  23,359
         Signal Technology Corp.                              (1)                                 1,399                  11,472
         Solectron Corp.                                      (1,2)                               2,351                  31,974
         Spectrum Control Inc.                                (1)                                 1,144                   5,777
         Symbol Technologies Inc.                                                                   763                  10,300
         Tektronix Inc.                                       (1)                                 1,132                  22,119
         Thermo Electron Corp.                                (1)                                 2,023                  43,838
         Trimble Navigation Ltd.                              (1)                                   678                  11,187
         UQM Technologies Inc.                                (1)                                 1,483                   7,015
         Virata Corp.                                         (1)                                   466                   5,503
         Waters Corp.                                         (1)                                   427                  14,147
         Zoltek Companies Inc.                                (1)                                 1,526                   5,555
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        559,333
         ----------------------------------------------------------------------------------------------------------------------
         ENERGY & RELATED--0.01%
         ----------------------------------------------------------------------------------------------------------------------
         Headwaters Inc.                                      (1)                                 1,229                  12,155
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,155
         ----------------------------------------------------------------------------------------------------------------------
         ENGINEERING & CONSTRUCTION--0.05%
         ----------------------------------------------------------------------------------------------------------------------

         Fluor Corp.                                                                              1,382                  62,646
         Washington Group Warrants (Expires 03/11/03)         (1)                                    17                       1
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         62,647
         ----------------------------------------------------------------------------------------------------------------------
         ENTERTAINMENT--0.03%
         ----------------------------------------------------------------------------------------------------------------------
         Churchill Downs Inc.                                                                       551                  17,764
         Expedia Inc. "A"                                     (1,2)                                 127                   4,745
         Steinway Musical Instruments Inc.                    (1)                                   763                  13,200
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         35,709
         ----------------------------------------------------------------------------------------------------------------------
         ENTERTAINMENT & LEISURE--0.01%
         ----------------------------------------------------------------------------------------------------------------------
         Alliance Gaming Corp.                                (1)                                   508                  10,013
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,013
         ----------------------------------------------------------------------------------------------------------------------
         ENVIRONMENTAL CONTROL--0.06%
         ----------------------------------------------------------------------------------------------------------------------
         Allied Waste Industries Inc.                         (1)                                 1,483                  26,887
         Waste Management Inc.                                                                    1,568                  48,498
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         75,385
         ----------------------------------------------------------------------------------------------------------------------
         FOOD--0.56%
         ----------------------------------------------------------------------------------------------------------------------
         Albertson's Inc.                                                                           127                   4,444
         Archer-Daniels-Midland Co.                                                               3,112                  41,797
         Campbell Soup Co.                                                                          636                  17,929
         ConAgra Foods Inc.                                                                         721                  16,547
         General Mills Inc.                                                                         297                  13,169
         Hershey Foods Corp.                                                                        699                  45,072
         J & J Snack Foods Corp.                              (1)                                   805                  18,153
         Kellogg Co.                                                                                339                  10,845
         Kroger Co.                                           (1)                                 1,865                  49,646
         M&F Worldwide Corp.                                  (1)                                 1,907                  10,736
         Nash Finch Co.                                                                           1,526                  53,715
         Ralston Purina Group                                                                     1,351                  44,151
         Safeway Inc.                                         (1)                                 1,823                  82,236
         Sanderson Farms Inc.                                                                     1,907                  26,469
         Sara Lee Corp.                                                                           1,823                  40,106
         SUPERVALU Inc.                                                                           2,524                  52,954
         Sysco Corp.                                                                              1,483                  41,554
         Winn-Dixie Stores Inc.                                                                   2,691                  60,413
         Wrigley (William Jr.) Co.                                                                1,084                  54,352
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        684,288
         ----------------------------------------------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER--0.27%
         ----------------------------------------------------------------------------------------------------------------------
         Georgia-Pacific Corp.                                (2)                                   912                  33,324
         International Paper Co.                                                                  1,760                  70,611
         Mead Corp.                                                                                 608                  20,210
         Temple-Inland Inc.                                                                         975                  56,901
         Westvaco Corp.                                                                           1,446                  44,031
         Weyerhaeuser Co.                                                                         1,300                  73,775
         Willamette Industries Inc.                                                                 538                  26,093
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        324,945
         ----------------------------------------------------------------------------------------------------------------------
         GAS--0.07%
         ----------------------------------------------------------------------------------------------------------------------
         EnergySouth Inc.                                                                         1,187                  27,182
         Sempra Energy                                                                            1,459                  39,524
         Southwestern Energy Company                          (1)                                 1,611                  20,137
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         86,843
         ----------------------------------------------------------------------------------------------------------------------
         HAND / MACHINE TOOLS--0.08%
         ----------------------------------------------------------------------------------------------------------------------
         Black & Decker Corp.                                                                       558                  21,946
         Stanley Works (The)                                                                      1,756                  73,559
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         95,505
         ----------------------------------------------------------------------------------------------------------------------
         HEALTH CARE--1.16%
         ----------------------------------------------------------------------------------------------------------------------

         Aetna Inc.                                           (1)                                   863                  25,804
         America Service Group Inc.                           (1)                                   678                   6,509
         Bausch & Lomb Inc.                                   (2)                                   573                  20,840
         Baxter International Inc.                                                                1,441                  74,356
         Becton Dickinson & Co.                                                                   1,197                  43,008
         Biomet Inc.                                                                              1,503                  41,528
         Boston Scientific Corp.                              (1)                                 1,853                  35,392
         Cobalt Corp.                                                                             2,458                  16,886
         Cyberoptics Corp.                                    (1)                                   678                   7,797
         Guidant Corp.                                        (1)                                 1,156                  41,755
         HCA - The Healthcare Company                                                             1,060                  48,484
         Healthsouth Corp.                                    (1)                                 2,463                  44,531
         Hycor Biomedical Inc.                                (1)                                   763                   3,800
         Johnson & Johnson                                                                        8,917                 470,015
         Medtronic Inc.                                                                           3,826                 174,236
         Oxford Health Plans Inc.                             (1)                                 1,178                  35,316
         PharmaNetics Inc.                                    (1)                                 1,060                   8,480
         Q-Med Inc.                                           (1)                                   424                   6,021
         SpectRx Inc.                                         (1)                                 1,187                   8,962
         St. Jude Medical Inc.                                (1)                                   874                  60,131
         Stryker Corp.                                                                              339                  18,587
         Tenet Healthcare Corp.                               (1)                                 1,051                  58,246
         Triad Hospitals Inc.                                 (1)                                 1,349                  48,766
         UnitedHealth Group Inc.                                                                    805                  54,788
         Wellpoint Health Networks Inc.                       (1)                                   441                  46,958
         Zimmer Holdings Inc.                                 (1)                                   600                  16,320
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,417,516
         ----------------------------------------------------------------------------------------------------------------------
         HOME BUILDERS--0.00%
         ----------------------------------------------------------------------------------------------------------------------
         Champion Enterprises Inc.                            (1)                                   127                   1,333
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,333
         ----------------------------------------------------------------------------------------------------------------------
         HOME FURNISHINGS--0.08%
         ----------------------------------------------------------------------------------------------------------------------
         Cobra Electronics Corp.                              (1)                                 1,102                   7,273
         Leggett & Platt Inc.                                                                     1,522                  35,797
         Maytag Corp.                                                                               731                  22,464
         Whirlpool Corp.                                                                            403                  26,606
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         92,140
         ----------------------------------------------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS / WARES--0.09%
         ----------------------------------------------------------------------------------------------------------------------
         Avery Dennison Corp.                                                                       448                  23,032
         Clorox Co.                                                                                 843                  31,402
         Enesco Group Inc.                                    (1)                                 1,653                   9,174
         Fortune Brands Inc.                                                                        632                  24,174
         Newell Rubbermaid Inc.                                                                   1,152                  26,381
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        114,163
         ----------------------------------------------------------------------------------------------------------------------
         INSURANCE--1.27%
         ----------------------------------------------------------------------------------------------------------------------
         AFLAC Inc.                                                                                 636                  17,503
         Allstate Corp.                                                                           2,253                  76,444
         American International Group Inc.                                                        7,041                 550,606
         American Medical Security Group Inc.                 (1)                                 1,865                  12,589
         AON Corp.                                                                                1,206                  44,784
         CIGNA Corp.                                                                                424                  38,160
         Cincinnati Financial Corp.                                                               1,093                  43,720
         Conseco Inc.                                         (1)                                   890                   8,170
         Hancock (John) Financial Services Inc.                                                   2,100                  83,895
         Hartford Financial Services Group Inc.                                                     697                  45,166
         Jefferson-Pilot Corp.                                                                    1,092                  50,800
         Lincoln National Corp.                                                                   1,043                  52,004
         Loews Corp.                                                                              1,045                  51,017
         Marsh & McLennan Companies Inc.                                                            818                  75,992
         MBIA Inc.                                                                                  886                  47,853

         MetLife Inc.                                         (2)                                 1,695                  51,698
         MGIC Investment Corp.                                                                      608                  42,499
         MIIX Group Inc. (The)                                                                    1,314                  14,585
         Penn Treaty American Corp.                           (1)                                 1,102                   3,857
         PICO Holdings Inc.                                   (1)                                 1,017                  14,685
         ProAssurance Corp.                                   (1)                                   722                  13,054
         Progressive Corporation                                                                    392                  50,674
         SAFECO Corp.                                                                               890                  26,771
         St. Paul Companies Inc.                                                                  1,208                  50,772
         Torchmark Corp.                                                                          1,200                  50,688
         UNUMProvident Corp.                                                                      1,422                  39,844

         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,557,830
         ----------------------------------------------------------------------------------------------------------------------
         IRON / STEEL--0.07%
         ----------------------------------------------------------------------------------------------------------------------
         Allegheny Technologies Inc.                                                              3,191                  59,034
         Nucor Corp.                                                                                381                  18,517
         Oregon Steel Mills Inc.                              (1)                                   254                   1,880
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         79,431
         ----------------------------------------------------------------------------------------------------------------------
         LEISURE TIME--0.12%
         ----------------------------------------------------------------------------------------------------------------------
         Carnival Corp. "A"                                                                       1,695                  53,020
         Harley-Davidson Inc.                                                                     1,272                  61,806
         Sabre Holdings Corp.                                 (1)                                   753                  31,762
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        146,588
         ----------------------------------------------------------------------------------------------------------------------
         LODGING--0.09%
         ----------------------------------------------------------------------------------------------------------------------
         Hilton Hotels Corp.                                                                      3,094                  39,325
         Marriott International Inc. "A"                                                            339                  14,865
         Starwood Hotels & Resorts Worldwide Inc.                                                 1,800                  60,930
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        115,120
         ----------------------------------------------------------------------------------------------------------------------
         MACHINERY--0.11%
         ----------------------------------------------------------------------------------------------------------------------
         Caterpillar Inc.                                                                         1,409                  70,450
         Dover Corp.                                                                                938                  33,693
         Electroglas Inc.                                     (1)                                   763                  12,567
         Kadant Inc.                                          (1)                                   123                   1,704
         Rockwell International Corp.                                                               678                  10,882
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        129,296
         ----------------------------------------------------------------------------------------------------------------------
         MANUFACTURERS--1.55%
         ----------------------------------------------------------------------------------------------------------------------
         Cooper Industries Inc.                                                                     540                  30,321
         Danaher Corp.                                        (2)                                   664                  36,898
         Eastman Kodak Co.                                                                          509                  22,737
         Eaton Corp.                                                                                356                  25,607
         General Electric Co.                                                                    27,370               1,121,623
         Honeywell International Inc.                                                             2,628                  97,919
         Illinois Tool Works Inc.                                                                   551                  34,443
         ITT Industries Inc.                                                                      1,182                  53,367
         Minnesota Mining & Manufacturing Co.                                                     1,172                 122,005
         Pall Corp.                                                                               2,693                  60,215
         Tyco International Ltd.                                                                  5,681                 295,128
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,900,263
         ----------------------------------------------------------------------------------------------------------------------
         MEDIA--1.31%
         ----------------------------------------------------------------------------------------------------------------------
         AOL Time Warner Inc.                                 (1)                                15,474                 577,954
         Cablevision Systems Corp.                            (1)                                   331                  15,458
         Clear Channel Communications Inc.                    (1)                                 2,035                 102,299
         Comcast Corp. "A"                                    (1)                                 4,578                 167,692
         Dow Jones & Co. Inc.                                 (2)                                   533                  29,251
         Gannett Co. Inc.                                                                           466                  28,734
         Gemstar-TV Guide International Inc.                  (1)                                 1,300                  38,558
         Gray Communications Systems Inc.                                                         1,017                  16,374
         Knight Ridder Inc.                                   (2)                                   594                  35,996

         LodgeNet Entertainment Corp.                         (1)                                   551                  11,896
         Lynch Interactive Corp.                              (1)                                   127                   8,255
         McGraw-Hill Companies Inc.                                                                 212                  12,561
         New York Times Co. "A"                                                                     942                  40,271
         Spanish Broadcasting System Inc. "A"                 (1)                                 1,399                  13,025
         Tribune Co.                                                                              1,300                  51,246
         Univision Communications Inc.                        (1)                                   509                  15,183
         Viacom Inc. "B"                                      (1)                                 5,971                 253,170
         Walt Disney Co. (The)                                                                    6,638                 168,804
         XM Satellite Radio Holdings Inc. "A"                 (1,2)                               1,272                  12,784
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,599,511
         ----------------------------------------------------------------------------------------------------------------------
         MINING--0.12%
         ----------------------------------------------------------------------------------------------------------------------
         Alcoa Inc.                                                                               2,840                 108,261
         Newmont Mining Corp.                                                                     1,064                  22,067
         Phelps Dodge Corp.                                                                         337                  13,278
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        143,606
         ----------------------------------------------------------------------------------------------------------------------
         OFFICE / BUSINESS EQUIPMENT--0.05%
         ----------------------------------------------------------------------------------------------------------------------
         Pitney Bowes Inc.                                                                          984                  42,794
         Xerox Corp.                                                                              2,603                  23,948
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         66,742
         ----------------------------------------------------------------------------------------------------------------------
         OIL & GAS PRODUCERS--1.54%
         ----------------------------------------------------------------------------------------------------------------------
         Amerada Hess Corp.                                                                         638                  49,579
         Anadarko Petroleum Corp.                             (2)                                 1,049                  54,286
         Apache Corp.                                         (2)                                   686                  32,194
         Atwood Oceanics Inc.                                 (1)                                 2,400                  74,592
         Burlington Resources Inc.                                                                1,013                  38,494
         Chevron Corp.                                                                            1,775                 161,081
         Conoco Inc. "B"                                                                          2,657                  78,700
         Devon Energy Corp.                                   (2)                                   799                  36,970
         DevX Energy Inc.                                     (1)                                 1,144                   6,864
         Exxon Mobil Corp.                                                                       20,448                 820,987
         Kerr-McGee Corp.                                     (2)                                   470                  27,453
         Marine Drilling Co. Inc.                             (1)                                   848                  10,939
         Nabors Industries Inc.                               (1)                                 1,327                  32,538
         Noble Drilling Corp.                                 (1)                                   381                  10,363
         Occidental Petroleum Corp.                                                               1,613                  44,390
         Penn Virginia Corp.                                                                        678                  23,689
         Phillips Petroleum Co.                               (2)                                   727                  41,803
         Rowan Companies Inc.                                 (1)                                   975                  15,161
         Texaco Inc.                                                                              1,848                 128,713
         Tosco Corp.                                                                              1,700                  78,880
         Transocean Sedco Forex Inc.                                                                975                  28,178
         Unocal Corp.                                                                             1,164                  41,089
         USX-Marathon Group Inc.                                                                  1,589                  50,069
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,887,012
         ----------------------------------------------------------------------------------------------------------------------
         OIL & GAS SERVICES--0.15%
         ----------------------------------------------------------------------------------------------------------------------
         Baker Hughes Inc.                                                                        1,206                  39,726
         Halliburton Co.                                                                          1,003                  27,944
         OSCA Inc.                                            (1,2)                               1,060                  17,543
         Schlumberger Ltd.                                                                        1,907                  93,443
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        178,656
         ----------------------------------------------------------------------------------------------------------------------
         PACKAGING & CONTAINERS--0.04%
         ----------------------------------------------------------------------------------------------------------------------
         Astronics Corp.                                      (1)                                   127                   1,778
         Crown Cork & Seal Co. Inc.                                                               3,990                  13,766
         Owens-Illinois Inc.                                  (1)                                 2,805                  15,512
         Sealed Air Corp.                                     (1)                                   468                  18,804
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         49,860
         ----------------------------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--2.57%
         ----------------------------------------------------------------------------------------------------------------------
         Abbott Laboratories                                                                      4,973                 247,158
         Abgenix Inc.                                         (1)                                   466                  13,966
         Allergan Inc.                                                                              622                  44,940
         American Home Products Corp.                                                             4,185                 234,360
         Amylin Pharmaceuticals Inc.                          (1,2)                               1,187                   8,570
         Aphton Corp.                                         (1,2)                                 127                   1,684
         Arqule Inc.                                          (1)                                   381                   4,641
         BioSphere Medical Inc.                               (1)                                   721                   8,104
         Bristol-Myers Squibb Co.                                                                 6,009                 337,345
         Cardinal Health Inc.                                                                     1,629                 118,819
         Cell Therapeutics Inc.                               (1,2)                                 466                  14,129
         Columbia Laboratories Inc.                           (1)                                 1,356                   7,526
         Dendreon Corp                                        (1)                                 1,144                  11,040
         Forest Laboratories Inc. "A"                         (1)                                   466                  34,023
         Geron Corp.                                          (1)                                   678                  10,855
         Hemispherx Biopharma Inc.                            (1,2)                                 424                   2,035
         Herbalife International Inc. "A"                                                         1,187                  13,104
         King Pharmaceuticals Inc.                            (1)                                 1,300                  56,225
         KV Pharmaceuticals Co.                               (1)                                   551                  16,998
         Lilly (Eli) and Company                                                                  3,596                 279,157
         Matrix Pharmaceutical Inc.                           (1)                                 1,229                   9,451
         Medarex Inc.                                         (1)                                   466                   8,863
         MedImmune Inc.                                       (1)                                   883                  35,452
         Merck & Co. Inc.                                                                         6,961                 453,161
         MGI Pharma Inc.                                      (1)                                   678                   8,068
         Northfield Laboratories Inc.                         (1,2)                                 170                   2,805
         Penwest Pharmaceuticals Co.                          (1,2)                               1,229                  22,478
         Pfizer Inc.                                                                             19,421                 744,019
         Pharmacia Corporation                                                                    4,129                 163,508
         Schering-Plough Corp.                                                                    4,534                 172,881
         Sepracor Inc.                                        (1)                                   298                  12,725
         Vical Inc.                                           (1)                                   805                   9,338
         Watson Pharmaceuticals Inc.                          (1)                                   670                  37,587
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,145,015
         ----------------------------------------------------------------------------------------------------------------------
         PIPELINES--0.22%
         ----------------------------------------------------------------------------------------------------------------------
         Dynegy Inc. "A"                                                                            763                  32,176
         El Paso Corp.                                                                            1,901                  92,370
         Enron Corp.                                          (2)                                 2,503                  87,580
         Williams Companies Inc.                                                                  1,809                  58,883
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        271,009
         ----------------------------------------------------------------------------------------------------------------------
         REAL ESTATE INVESTMENT TRUSTS--0.26%
         ----------------------------------------------------------------------------------------------------------------------
         Alexandria Real Estate Equities Inc.                                                       890                  35,591
         Ameresco Capital Trust                                                                   1,611                   2,175
         Capstead Mortgage Corp.                                                                    740                  17,841
         Crown American Realty Trust                                                              5,934                  49,312
         Koger Equity Inc.                                                                        1,823                  31,447
         Konover Property Trust Inc.                                                              4,366                   8,645
         Mid-America Apartment Communities Inc.                                                   1,399                  36,094
         Parkway Properties Inc.                                                                  1,017                  32,564
         Senior Housing Properties Trust                                                              1                       8
         Thornbury Mortgage Inc.                                                                  1,695                  26,578
         Washington Real Estate Investment Trust                                                  1,907                  46,455
         Winston Hotels Inc.                                                                      3,730                  36,964
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        323,674
         ----------------------------------------------------------------------------------------------------------------------
         RETAIL--1.95%
         ----------------------------------------------------------------------------------------------------------------------
         Amazon.com Inc.                                      (1,2)                                 787                   7,036
         AutoZone Inc.                                        (1)                                   780                  36,036
         Bed Bath & Beyond Inc.                               (1,2)                               1,373                  39,611

         Best Buy Co. Inc.                                    (1)                                   890                  52,492
         Cato Corp. "A"                                                                             890                  15,593
         Charming Shoppes Inc.                                (1)                                 2,416                  16,477
         Circuit City Stores Inc.                                                                 1,021                  17,051
         CVS Corp.                                                                                1,102                  39,793
         Darden Restaurants Inc.                                                                  2,748                  78,648
         Deb Shops Inc.                                                                             805                  18,185
         Discount Auto Parts Inc.                             (1)                                   890                  12,905
         Dollar General Corp.                                                                     1,603                  27,652
         eBay Inc.                                            (1)                                   697                  39,192
         Federated Department Stores Inc.                     (1)                                   828                  30,065
         Finlay Enterprises Inc.                              (1)                                   890                  10,057
         Footstar Inc.                                        (1,2)                                 339                  13,258
         Fred's Inc.                                                                                795                  22,864
         Gap Inc. (The)                                                                           2,724                  53,527
         Golden State Bancorp Inc.                            (1)                                   500                     610
         Guitar Center Inc.                                   (1)                                   932                  13,001
         Home Depot Inc.                                                                          6,972                 320,363
         HomeBase Inc.                                        (1)                                 3,179                   6,008
         Kmart Corp.                                          (1)                                 2,472                  24,819
         Kohls Corp.                                          (1)                                 1,233                  68,432
         Limited Inc.                                                                             1,187                  16,737
         Lowe's Companies Inc.                                                                    2,204                  81,989
         May Department Stores Co.                                                                  424                  14,268
         McDonald's Corp.                                                                         3,169                  95,165
         Nordstrom Inc.                                                                             843                  16,902
         Office Depot Inc.                                    (1)                                 2,075                  28,843
         Penney (J.C.) Company Inc.                                                               1,213                  29,112
         RadioShack Corp.                                                                           788                  18,439
         Sears, Roebuck and Co.                                                                     212                   9,063
         Staples Inc.                                         (1)                                 2,033                  30,597
         Starbucks Corp.                                      (1,2)                               1,811                  30,552
         Target Corp.                                                                             3,075                 106,549
         Tiffany & Co.                                                                              831                  25,886
         TJX Companies Inc.                                                                       1,304                  45,770
         Toys R Us Inc.                                       (1)                                 1,170                  27,998
         Tricon Global Restaurants Inc.                       (1)                                   742                  31,624
         Tweeter Home Entertainment Group Inc.                (1)                                   127                   3,254
         Walgreen Co.                                                                             3,263                 112,084
         Wal-Mart Stores Inc.                                                                    12,857                 617,779
         Wendy's International Inc.                                                               2,646                  75,120
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,381,406
         ----------------------------------------------------------------------------------------------------------------------
         SEMICONDUCTORS--1.25%
         ----------------------------------------------------------------------------------------------------------------------
         Advanced Micro Devices Inc.                          (1)                                 1,294                  17,534
         Altera Corp.                                         (1)                                 1,419                  40,300
         Analog Devices Inc.                                  (1,2)                               1,210                  57,814
         Applied Materials Inc.                               (1)                                 2,992                 128,925
         Applied Micro Circuits Corp.                         (1)                                 1,187                  16,938
         Atmel Corp.                                          (1,2)                               1,229                  11,786
         Broadcom Corp. "A"                                   (1,2)                               1,405                  45,171
         Conexant Systems Inc.                                (1)                                   953                  11,350
         Credence Systems Corp.                               (1)                                   190                   3,207
         Emcore Corp.                                         (1)                                    85                   1,289
         Intel Corp.                                                                             20,159                 563,646
         KLA-Tencor Corp.                                     (1)                                   738                  36,265
         Linear Technology Corp.                                                                  1,077                  44,243
         LSI Logic Corp.                                      (1)                                 1,169                  23,672
         Maxim Integrated Products Inc.                       (1)                                   992                  45,840
         Micron Technology Inc.                               (1)                                 2,543                  95,642
         National Semiconductor Corp.                         (1)                                   815                  26,936
         Novellus Systems Inc.                                (1,2)                                 644                  28,536

         NVIDIA Corp.                                         (1)                                    85                   7,200
         Optical Communication Products Inc.                  (1)                                 1,314                   5,151
         QLogic Corp.                                         (1)                                   509                  15,275
         Rambus Inc.                                          (1,2)                                 339                   2,112
         Teradyne Inc.                                        (1)                                   727                  23,831
         Texas Instruments Inc.                                                                   6,435                 212,999
         Veeco Instruments Inc.                               (1)                                   170                   4,971
         Vitesse Semiconductor Corp.                          (1,2)                                 714                  10,424
         White Electronic Designs Corp.                       (1)                                 1,102                   4,033
         Xilinx Inc.                                          (1)                                 1,144                  44,662
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,529,752
         ----------------------------------------------------------------------------------------------------------------------
         SOFTWARE--1.48%
         ----------------------------------------------------------------------------------------------------------------------
         Adobe Systems Inc.                                                                       1,090                  36,635
         Akamai Technologies Inc.                             (1,2)                                 212                     893
         AremisSoft Corp.                                     (1,2)                               1,017                   1,088
         Ariba Inc.                                           (1,2)                                 593                   1,352
         Automatic Data Processing Inc.                                                           2,130                 110,249
         BEA Systems Inc.                                     (1)                                   297                   4,802
         BMC Software Inc.                                    (1)                                 1,108                  17,728
         BNS Co. "A"                                                                                 76                     233
         BroadVision Inc.                                     (1)                                 1,653                   2,132
         Certegy Inc.                                         (1)                                   487                  16,733
         Citrix Systems Inc.                                  (1)                                   883                  29,095
         Computer Associates International Inc.                                                   2,044                  63,466
         Compuware Corp.                                      (1)                                 2,170                  26,496
         Exodus Communications Inc.                           (1)                                   975                     858
         First Data Corp.                                                                         1,430                  94,166
         Fiserv Inc.                                          (1)                                   381                  20,639
         i2 Technologies Inc.                                 (1)                                   722                   4,809
         IMS Health Inc.                                                                          1,366                  36,363
         Inktomi Corp.                                        (1,2)                                 466                   1,845
         Inter-Tel Inc.                                                                             890                  14,240
         Intuit Inc.                                          (1)                                   721                  27,239
         Mercury Interactive Corp.                            (1)                                   254                   6,861
         Micromuse Inc.                                       (1)                                   339                   4,014
         Microsoft Corp.                                      (1)                                16,506                 941,667
         Novell Inc.                                          (1)                                 1,969                   8,959
         Oracle Corp.                                         (1)                                18,596                 227,057
         PeopleSoft Inc.                                      (1)                                   805                  27,756
         Per-Se Technologies Inc.                             (1)                                   424                   3,566
         Pinnacle Systems Inc.                                (1)                                   721                   3,893
         Quality Systems Inc.                                 (1)                                   805                   9,580
         Rational Software Corp.                              (1)                                   756                  10,856
         Siebel Systems Inc.                                  (1)                                 1,536                  33,178
         SignalSoft Corp.                                     (1)                                   127                     566
         Stellent Inc.                                        (1,2)                                 254                   5,537
         Yahoo! Inc.                                          (1)                                 1,873                  22,214
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,816,765
         ----------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATION EQUIPMENT--0.44%
         ----------------------------------------------------------------------------------------------------------------------
         ADC Telecommunications Inc.                          (1)                                 3,113                  13,604
         Avaya Inc.                                           (1)                                 1,502                  17,063
         Ciena Corp.                                          (1)                                   532                   9,108
         Comverse Technology Inc.                             (1)                                   619                  15,562
         JDS Uniphase Corp.                                   (1)                                 5,947                  41,926
         Lucent Technologies Inc.                                                                12,474                  85,073
         Motorola Inc.                                                                            8,618                 149,953
         Peco II Inc.                                         (1)                                   551                   3,064
         QUALCOMM Inc.                                        (1)                                 2,613                 153,775
         RF Micro Devices Inc.                                (1,2)                                 551                  14,028
         Scientific-Atlanta Inc.                                                                    694                  14,255

         Tellabs Inc.                                         (1)                                 1,400                  18,648
         Williams Communications Group Inc.                   (1)                                 1,488                   2,455
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        538,514
         ----------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATIONS--0.87%
         ----------------------------------------------------------------------------------------------------------------------
         Aether Systems Inc.                                  (1,2)                                 636                   5,629
         AT&T Wireless Services Inc.                          (1)                                 4,571                  70,851
         Aware Inc.                                           (1)                                   763                   4,204
         C-COR.net Corp.                                      (1)                                 1,187                   9,995
         Celeritek Inc.                                       (1)                                   551                   8,403
         Conestoga Enterprises Inc.                                                                 339                  11,882
         Corning Inc.                                         (2)                                 3,350                  40,234
         EchoStar Communications Corp.                        (1)                                 1,497                  42,156
         EMS Technologies Inc.                                (1)                                   593                   9,043
         Emulex Corp.                                         (1)                                   254                   4,041
         Global Crossing Ltd.                                 (1,2)                               7,173                  30,342
         Hungarian Telephone and Cable Corp.                  (1)                                    42                     204
         InterDigital Communications Corp.                    (1)                                   636                   5,730
         InterVoice-Brite Inc.                                (1)                                 1,017                  11,502
         Intrado Inc.                                         (1,2)                               2,924                  75,878
         LCC International Inc. "A"                           (1)                                    42                     217
         Lightpath Technologies Inc. "A"                      (1)                                   466                   1,720
         Metro One Telecommunications Inc.                    (1)                                   127                   4,027
         MRV Communications Inc.                              (1)                                   509                   2,072
         Nextel Communications Inc. "A"                       (1,2)                               2,590                  31,287
         NTL Inc.                                             (1,2)                               3,239                  16,065
         Numerex Corp. "A"                                    (1)                                 1,356                   8,841
         Qwest Communications International Inc.                                                  6,365                 136,848
         Sprint Corp. (PCS Group)                             (1,2)                               3,171                  79,212
         TeleCorp PCS Inc.                                    (1)                                   593                   8,006
         US LEC Corp. "A"                                     (1)                                 2,543                  10,045
         Verizon Communications Inc.                                                              8,685                 434,250
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,062,684
         ----------------------------------------------------------------------------------------------------------------------
         TELEPHONE--0.95%
         ----------------------------------------------------------------------------------------------------------------------
         Alltel Corp.                                                                             1,116                  64,728
         AT&T Corp.                                                                              11,905                 226,671
         BellSouth Corp.                                                                          6,198                 231,185
         CenturyTel Inc.                                                                            945                  33,122
         SBC Communications Inc.                                                                  9,831                 402,186
         Sprint Corp. (FON Group)                                                                 2,893                  67,523
         WorldCom Inc.                                        (1)                                10,151                 130,542
         XO Communications Inc. "A"                           (1,2)                                 891                   1,016
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,156,973
         ----------------------------------------------------------------------------------------------------------------------
         TEXTILES--0.04%
         ----------------------------------------------------------------------------------------------------------------------
         Cintas Corp.                                         (1)                                   170                   7,915
         G&K Services Inc. "A"                                                                      805                  22,500
         UniFirst Corp.                                                                           1,441                  23,993
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         54,408
         ----------------------------------------------------------------------------------------------------------------------
         TOBACCO--0.32%
         ----------------------------------------------------------------------------------------------------------------------
         Philip Morris Companies Inc.                                                             6,509                 308,527
         UST Inc.                                                                                 2,618                  86,394
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        394,921
         ----------------------------------------------------------------------------------------------------------------------
         TOYS / GAMES / HOBBIES--0.07%
         ----------------------------------------------------------------------------------------------------------------------
         Hasbro Inc.                                          (2)                                 2,956                  51,257
         Mattel Inc.                                                                              1,954                  35,152
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         86,409
         ----------------------------------------------------------------------------------------------------------------------
         TRANSPORTATION--0.20%
         ----------------------------------------------------------------------------------------------------------------------

         Burlington Northern Santa Fe Corp.                                                         254                   6,886
         CSX Corp.                                            (1)                                 1,404                  49,617
         FedEx Corp.                                          (1)                                   932                  39,237
         Kansas City Southern Industries Inc.                 (1)                                 1,835                  23,855
         Norfolk Southern Corp.                                                                   2,159                  40,201
         Union Pacific Corp.                                                                      1,297                  69,091
         USA Truck Inc.                                       (1)                                 1,356                  11,119
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        240,006
         ----------------------------------------------------------------------------------------------------------------------
         TRUCKING & LEASING--0.02%
         ----------------------------------------------------------------------------------------------------------------------
         Interpool Inc.                                                                           1,102                  19,175
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,175
         ----------------------------------------------------------------------------------------------------------------------
         WATER--0.04%
         ----------------------------------------------------------------------------------------------------------------------
         Middlesex Water Co.                                                                        805                  26,943
         Southwest Water Co.                                                                      1,695                  21,594
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         48,537
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL U.S. COMMON STOCKS
         (Cost: $38,626,507)                                                                                         37,304,891
         ----------------------------------------------------------------------------------------------------------------------

         INTERNATIONAL COMMON STOCKS--10.55%
         AUSTRALIA--0.50%
         ----------------------------------------------------------------------------------------------------------------------
         Coles Myer Ltd. ADR                                                                      2,154                  65,051
         National Australia Bank ADR                          (2)                                 2,429                 215,307
         News Corporation Ltd. ADR                            (2)                                 1,839                  59,933
         Rio Tinto PLC ADR                                                                        2,034                 148,889
         Westpac Banking Corp. ADR                                                                3,428                 126,322
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        615,502
         ----------------------------------------------------------------------------------------------------------------------
         CANADA--0.15%
         ----------------------------------------------------------------------------------------------------------------------
         Alcan Aluminum Ltd.                                                                      1,021                  37,083
         Barrick Gold Corp.                                   (2)                                 2,072                  33,193
         Inco Ltd.                                            (1)                                 2,352                  39,090
         Nortel Networks Corp.                                                                   10,743                  67,251
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        176,617
         ----------------------------------------------------------------------------------------------------------------------
         DENMARK--0.57%
         ----------------------------------------------------------------------------------------------------------------------
         Novo-Nordisk A/S ADR                                                                    13,967                 581,027
         TDC  A/S ADR                                                                             6,983                 124,996
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        706,023
         ----------------------------------------------------------------------------------------------------------------------
         FINLAND--0.12%
         ----------------------------------------------------------------------------------------------------------------------
         Nokia OYJ ADR                                                                            9,483                 149,262
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        149,262
         ----------------------------------------------------------------------------------------------------------------------
         FRANCE--1.46%
         ----------------------------------------------------------------------------------------------------------------------
         Alcatel SA ADR                                       (2)                                 8,456                 131,914
         Aventis SA ADR                                                                           5,088                 371,424
         AXA-UAP ADR                                                                              9,535                 262,689
         France Telecom SA ADR                                (2)                                 1,356                  44,680
         LVMH Moet-Hennessy Louis Vuitton ADR                 (2)                                10,695                 104,811
         Total Fina SA ADR                                                                       10,528                 777,493
         Total Fina SA Warrants (Expires 08/08/03)            (1)                                    81                   2,329
         Vivendi Universal  SA ADR                            (2)                                 1,492                  81,627
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,776,967
         ----------------------------------------------------------------------------------------------------------------------
         GERMANY--0.48%
         ----------------------------------------------------------------------------------------------------------------------
         DaimlerChrysler AG                                                                       8,523                 374,586
         Deutsche Telekom AG ADR                              (2)                                 8,004                 124,462
         SAP AG ADR                                                                               2,437                  84,052
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        583,100
         ----------------------------------------------------------------------------------------------------------------------
         IRELAND--0.21%
         ----------------------------------------------------------------------------------------------------------------------

         Allied Irish Banks PLC ADR                           (2)                                11,399                 254,768
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        254,768
         ----------------------------------------------------------------------------------------------------------------------
         ITALY--0.41%
         ----------------------------------------------------------------------------------------------------------------------
         Benetton Group SpA ADR                                                                   4,882                 132,546
         ENI-Ente Nazionale Idrocarburi SpA ADR               (2)                                 1,560                 105,144
         Fiat SpA ADR                                                                             4,478                 104,114
         San Paolo-IMI SpA ADR                                (2)                                 5,997                 150,225
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                       492,029
         ----------------------------------------------------------------------------------------------------------------------
         JAPAN--2.31%
         ----------------------------------------------------------------------------------------------------------------------
         Canon Inc. ADR                                                                           3,272                  99,534
         Fuji Photo Film Co. Ltd. ADR                                                             2,462                  91,710
         Hitachi Ltd. ADR                                                                         1,460                 116,873
         Honda Motor Company Ltd. ADR                                                             1,655                 120,815
         Ito-Yokado Co. Ltd. ADR                                                                  3,001                 115,028
         Japan Air Lines ADR                                                                     19,081                 112,597
         Kirin Brewery Co. Ltd. ADR                                                               2,412                 185,121
         Kubota Corp. ADR                                                                         2,782                 191,958
         Kyocera Corp. ADR                                                                        1,046                  70,092
         Makita Corp. ADR                                                                         3,040                  18,696
         Matsushita Electric Industrial Co. ADR               (2)                                 7,599                 114,441
         Mitsubishi Corp. ADR                                                                     8,741                 144,227
         Mitsui & Co. ADR                                                                         1,172                 160,857
         NEC Corp. ADR                                                                           11,218                 138,755
         Nippon Telegraph & Telephone Corp. ADR               (2)                                 6,022                 136,037
         Nissan Motor Co. Ltd. ADR                                                               10,428                 120,965
         Pioneer Corp. ADR                                                                        4,237                  83,257
         Ricoh Corp. Ltd. ADR                                                                     1,292                 104,652
         Sony Corp. ADR                                                                           1,998                  89,710
         Tokio Marine and Fire Insurance Co. Ltd. ADR                                             6,642                 346,115
         Toyota Motor Corp. ADR                                                                   4,345                 265,480
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,826,920
         ----------------------------------------------------------------------------------------------------------------------
         NETHERLANDS--1.22%
         ----------------------------------------------------------------------------------------------------------------------
         Abn Amro Holding NV ADR                                                                  9,233                 169,887
         Aegon NV ADR                                                                             4,516                 136,383
         Akzo Nobel NV ADR                                                                        2,640                 118,246
         Elsevier NV ADR                                                                          8,240                 207,648
         ING Groep NV ADR                                                                         3,618                 114,618
         Koninklijke (Royal) Philips Electonics NV ADR                                            4,729                 126,595
         Koninklijke Ahold NV ADR                             (2)                                 6,401                 193,827
         Royal Dutch Petroleum Co. - NY Shares                                                    5,234                 296,401
         Unilever NV - NY Shares                                                                  1,950                 119,126
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,482,731
         ----------------------------------------------------------------------------------------------------------------------
         NEW ZEALAND--0.03%
         ----------------------------------------------------------------------------------------------------------------------
         Telecom Corp. of New Zealand Ltd. ADR                (2)                                 2,178                  38,398
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         38,398
         ----------------------------------------------------------------------------------------------------------------------
         PORTUGAL--0.04%
         ----------------------------------------------------------------------------------------------------------------------
         Banco Comercial Portugues ADR                        (1)                                 2,762                  54,550
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         54,550
         ----------------------------------------------------------------------------------------------------------------------
         SINGAPORE--0.02%
         ----------------------------------------------------------------------------------------------------------------------
         Chartered Semiconductor Manufacturing Ltd. ADR       (1,2)                               1,089                  29,174
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         29,174
         ----------------------------------------------------------------------------------------------------------------------
         SPAIN--0.46%
         ----------------------------------------------------------------------------------------------------------------------
         Banco Bilbao Vizcaya Argentaria SA ADR                                                   8,683                 113,313
         Banco Santander Central Hispano SA ADR                                                  25,209                 230,662
         Repsol SA ADR                                                                            5,256                  88,879
         Telefonica SA ADR                                    (1)                                 3,726                 131,342
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        564,196
         ----------------------------------------------------------------------------------------------------------------------

         SWEDEN--0.09%
         ----------------------------------------------------------------------------------------------------------------------
         Telefonaktiebolaget LM Ericsson AB ADR                                                  23,122                 115,148
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        115,148
         ----------------------------------------------------------------------------------------------------------------------
         SWITZERLAND--0.08%
         ----------------------------------------------------------------------------------------------------------------------
         Adecco SA ADR                                                                            6,256                  76,073
         Sulzer Medica ADR                                    (2)                                 3,145                  23,588
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                         99,661
         ----------------------------------------------------------------------------------------------------------------------
         UNITED KINGDOM--2.40%
         ----------------------------------------------------------------------------------------------------------------------
         AstraZeneca PLC ADR                                                                      5,300                 257,050
         Barclays PLC ADR                                     (2)                                 1,814                 226,750
         BP Amoco PLC ADR                                                                         4,878                 248,193
         British Sky Broadcasting PLC ADR                     (1,2)                               1,435                  98,154
         British Telecom PLC ADR                              (2)                                 3,066                 191,962
         Cadbury Schweppes PLC ADR                                                                6,075                 164,754
         Diageo PLC ADR                                                                           8,530                 346,233
         GlaxoSmithKline PLC ADR                                                                 13,626                 721,497
         Hanson PLC ADR                                                                           5,207                 202,084
         Hong Kong & Shanghai Banking ADR                     (2)                                 1,585                  94,212
         Reuters Group PLC ADR                                                                    1,502                 101,685
         Vodafone Group PLC ADR                                                                  14,928                 300,799
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,953,373
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL INTERNATIONAL COMMON STOCKS
         (Cost: $14,452,724)                                                                                         12,918,419
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCKS
         (Cost: $53,079,231)                                                                                         50,223,310
         ----------------------------------------------------------------------------------------------------------------------
         Security                                                                           Face Amount                   Value
         ----------------------------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS--56.92%
         ----------------------------------------------------------------------------------------------------------------------
         U.S. Treasury Bonds

           6.75%, 08/15/26                                                                      140,000                 163,909
           7.63%, 02/15/07                                                                      100,000                 101,840
           9.13%, 05/15/09                                                                      200,000                 225,328
           9.38%, 02/15/06                                                                      350,000                 420,711
           10.63%, 11/15/09                                                                     300,000                 354,023
           10.75%, 02/15/03                                                                     150,000                 165,141
           10.75%, 05/15/03                                                                     400,000                 446,875
           10.75%, 08/15/05                                                                     900,000               1,108,265
           11.13%, 08/15/03                                                                     200,000                 227,703
           11.63%, 11/15/02                                                                     250,000                 273,799
           11.63%, 11/15/04                                                                     350,000                 427,656
           11.75%, 02/15/10                                                                     250,000                 309,336
           11.88%, 11/15/03                                                                     590,000                 690,116
           12.00%, 05/15/05                                                                     450,000                 568,547
           12.38%, 05/15/04                                                                     600,000                 728,180
           13.75%, 08/15/04                                                                     280,000                 354,944
         U.S. Treasury Notes

           4.25%, 11/15/03                                                                      700,000                 707,629
           4.63%, 02/28/03                                    (2)                               550,000                 558,895
           4.75%, 01/31/03                                                                      500,000                 508,789
           4.75%, 02/15/04                                    (2)                               550,000                 561,903
           4.75%, 11/15/08                                                                    1,450,000               1,448,868
           5.13%, 12/31/02                                                                      400,000                 408,781
           5.25%, 08/15/03                                                                    2,100,000               2,163,573
           5.25%, 05/15/04                                    (2)                             1,900,000               1,965,907
           5.38%, 06/30/03                                                                    1,700,000               1,753,324
           5.50%, 01/31/03                                                                      600,000                 616,640
           5.50%, 02/28/03                                                                      900,000                 925,945

           5.50%, 03/31/03                                                                    1,100,000               1,132,957
           5.50%, 05/31/03                                                                      500,000                 516,114
           5.50%, 02/15/08                                                                      900,000                 942,398
           5.50%, 05/15/09                                    (2)                             3,280,000               3,425,294
           5.63%, 11/30/02                                                                      400,000                 410,719
           5.63%, 12/31/02                                                                      600,000                 617,015
           5.63%, 02/15/06                                    (2)                             1,650,000               1,737,399
           5.63%, 05/15/08                                                                    1,450,000               1,525,899
           5.75%, 10/31/02                                                                    1,260,000               1,293,764
           5.75%, 11/30/02                                                                      800,000                 822,562
           5.75%, 04/30/03                                                                    1,550,000               1,604,371
           5.75%, 08/15/03                                                                    1,300,000               1,351,390
           5.75%, 11/15/05                                    (2)                             2,400,000               2,529,000
           5.75%, 08/15/10                                                                      800,000                 849,125
           5.88%, 09/30/02                                                                      900,000                 924,012
           5.88%, 02/15/04                                                                    1,450,000               1,519,101
           5.88%, 11/15/04                                                                    2,800,000               2,947,328
           5.88%, 11/15/05                                                                      700,000                 741,918
           6.00%, 09/30/02                                                                      400,000                 411,094
           6.00%, 08/15/04                                                                      900,000                 949,711
           6.00%, 08/15/09                                                                    1,220,000               1,313,025
           6.13%, 08/31/02                                                                    1,300,000               1,335,292
           6.13%, 08/15/07                                                                    1,550,000               1,672,790
           6.25%, 08/31/02                                                                      800,000                 822,750
           6.25%, 02/15/03                                                                    1,350,000               1,401,944
           6.25%, 02/15/07                                                                    2,690,000               2,914,448
           6.50%, 05/15/05                                    (2)                             1,000,000               1,078,203
           6.50%, 08/15/05                                    (2)                             1,100,000               1,188,859
           6.50%, 10/15/06                                    (2)                             1,450,000               1,582,652
           6.50%, 02/15/10                                                                      560,000                 622,519
           6.63%, 05/15/07                                                                      710,000                 783,163
           6.75%, 05/15/05                                                                    1,300,000               1,410,500
           6.88%, 05/15/06                                                                    2,300,000               2,538,087
           7.00%, 07/15/06                                                                    1,700,000               1,887,731
           7.25%, 05/15/04                                                                      900,000                 976,183
           7.25%, 08/15/04                                                                      600,000                 653,719
           7.50%, 02/15/05                                                                    1,150,000               1,272,861
           7.88%, 11/15/04                                                                    1,600,000               1,778,563
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost: $67,324,436)                                                                                         69,671,087
         ----------------------------------------------------------------------------------------------------------------------
         Security                                                                           Face Amount                   Value
         ----------------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--9.51%
         ----------------------------------------------------------------------------------------------------------------------
         Dreyfus Money Market Fund                                                            4,398,441               4,398,441
                                       (3)
         Goldman Sachs Financial Square Prime Obligation Fund                                 2,014,267               2,014,267
                                       (3)
         Providian Temp Cash Money Market Fund                                                5,223,148               5,223,148
                                       (3)
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $11,635,856)                                                                                         11,635,856
         ----------------------------------------------------------------------------------------------------------------------
         Security                                                                           Face Amount                   Value
         ----------------------------------------------------------------------------------------------------------------------
         REPURCHASE AGREEMENT--1.46%
         ----------------------------------------------------------------------------------------------------------------------

         Investors Bank & Trust Tri-Party Repurchase Agreement, dated 08/31/01, due 09/04/01, with a maturity value of $1,792,080 and an effective
          yield of 3.38%.                                                                        1,791,407            1,791,407
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (COST: $1,791,407)                                                                                            1791,407
         ----------------------------------------------------------------------------------------------------------------------

         TOTAL INVESTMENTS IN SECURITIES -- 108.92%
         (Cost $133,830,930)                                                                                        133,321,660
         ----------------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (8.92%)                                                                  (10,913,631)
         ----------------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                                     $122,408,029
         ======================================================================================================================

1        Non-income earning securities.
2        Denotes all or part of security on loan. See Note 4.
3 Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments
August 31, 2001 (Unaudited)

         Security                                                                                 Shares               Value
         --------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS--65.37%
         U.S. COMMON STOCKS--48.78%
         ADVERTISING--0.12%
         --------------------------------------------------------------------------------------------------------------------

         Interpublic Group of Companies Inc.                                                       5,182             140,330
         Omnicom Group Inc.                                                                        2,890             224,813
         TMP Worldwide Inc.                                   (1,2)                                1,155              51,802
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     416,945
         --------------------------------------------------------------------------------------------------------------------
         AEROSPACE / DEFENSE--0.54%
         --------------------------------------------------------------------------------------------------------------------

         Boeing Co.                                                                               12,038             616,346
         General Dynamics Corp.                                                                    3,107             245,329
         Goodrich (B.F.) Co.                                                                       1,986              63,651
         Lockheed Martin Corp.                                                                     6,783             270,370
         Northrop Grumman Corp.                                                                    1,060              86,920
         Raytheon Co.                                                                              5,180             136,182
         Rockwell Collins                                                                          3,173              64,475
         United Technologies Corp.                                                                 6,199             424,012
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,907,285
         --------------------------------------------------------------------------------------------------------------------
         AIRLINES--0.17%
         --------------------------------------------------------------------------------------------------------------------

         AMR Corp.                                            (1)                                  2,121              67,851
         Delta Air Lines Inc.                                                                        662              25,553
         Northwest Airlines Corp. "A"                         (1)                                    985              20,764
         Southwest Airlines Co.                                                                   17,852             319,372
         U.S. Airways Group Inc.                              (1)                                  1,120              14,224
         UAL Corp.                                                                                 4,215             137,746
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     585,510
         --------------------------------------------------------------------------------------------------------------------
         APPAREL--0.12%
         --------------------------------------------------------------------------------------------------------------------

         Jones Apparel Group Inc.                             (1)                                  1,683              53,688
         Liz Claiborne Inc.                                                                        1,280              67,136
         Nike Inc. "B"                                                                             4,001             200,050
         VF Corp.                                                                                  2,881              99,596
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     420,470
         --------------------------------------------------------------------------------------------------------------------
         AUTO MANUFACTURERS--0.41%
         --------------------------------------------------------------------------------------------------------------------

         BorgWarner Inc.                                                                           6,100             311,710
         Ford Motor Company                                                                       24,816             493,094
         General Motors Corp. "A"                                                                  8,073             441,997
         Navistar International Corp.                         (1)                                  1,394              47,772
         PACCAR Inc.                                                                               1,711              94,618
         Standard Motor Products Inc.                                                              4,502              56,950
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,446,141
         --------------------------------------------------------------------------------------------------------------------
         AUTO PARTS & EQUIPMENT--0.15%
         --------------------------------------------------------------------------------------------------------------------

         Dana Corp.                                                                                4,628              90,709
         Delphi Automotive Systems Corp.                                                           8,752             131,192
         Goodyear Tire & Rubber Co.                                                                3,498              85,701
         Lear Corp.                                           (1)                                  1,451              52,584
         TRW Inc.                                                                                  2,061              72,547
         Visteon Corp.                                                                             4,536              77,566
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     510,299
         --------------------------------------------------------------------------------------------------------------------
         BANKS--3.70%
         --------------------------------------------------------------------------------------------------------------------
         ABC Bancorp                                                                               3,127              41,902
         AmericanWest Bancorporation                          (1)                                  2,802              32,223

         AmSouth Bancorp                                                                           5,893             112,085
         Associated Bancorp                                                                        1,483              50,289
         BancWest Corporation                                                                      7,600             265,316
         Bank of America Corp.                                                                    19,014           1,169,361
         Bank of New York Co. Inc.                                                                 9,540             378,738
         Bank One Corp.                                                                           15,170             526,247
         BB&T Corp.                                                                                5,648             207,733
         Bostonfed Bancorp Inc.                                                                    1,630              40,016
         Bryn Mawr Bank Corp.                                                                      1,430              42,113
         Capitol Bancorp Ltd.                                                                      2,379              37,350
         Cascade Bancorp                                                                           3,749              57,697
         Cavalry Bancorp Inc.                                                                      2,447              25,693
         CB Bancshares Inc.                                                                          831              31,578
         Charter One Financial Inc.                                                                3,081              89,965
         City National Corp.                                                                         660              30,716
         Civic Bancorp                                        (1)                                  1,855              27,825
         CoBiz Inc.                                                                                2,650              35,828
         Columbia Bancorp                                                                          3,379              51,192
         Comerica Inc.                                                                             2,011             120,157
         Commerce Bancshares Inc.                                                                  1,003              40,511
         Compass Bancshares Inc.                                                                   1,473              39,255
         Connecticut Bankshares Inc.                                                               5,062             117,742
         Dime Bancorp Inc.                                                                         1,287              49,678
         Fifth Third Bancorp                                                                      10,000             583,000
         First Federal Bancshares of Arkansas                                                      1,361              29,071
         First M&F Corp.                                                                           1,361              32,732
         First Oak Brook Bancshares "A"                                                            1,430              34,034
         First Place Financial Corp.                                                               3,634              52,330
         First Security Financial Inc.                                                             3,299              62,186
         First South Bancorp Inc.                                                                  1,430              45,188
         First Tennessee National Corp.                                                            1,699              54,725
         First Union Corp.                                                                        11,290             388,602
         First Virginia Banks Inc.                                                                   647              29,730
         FirstMerit Corp.                                                                          1,471              35,569
         FleetBoston Financial Corp.                                                              11,255             414,522
         Fulton Financial Corp.                                                                    2,300              49,703
         GA Financial Inc.                                                                         1,630              26,243
         German American Bancorp                                                                   1,773              33,510
         Golden West Financial Corp.                                                               1,939             112,210
         Granite State Bankshares Inc.                                                             1,155              27,316
         Greenpoint Financial Corp.                                                                1,025              40,405
         Heritage Commerce Corp.                              (1)                                     58                 473
         Heritage Financial Corp.                                                                  5,080              59,436
         Hibernia Corp. "A"                                                                        2,313              39,992
         Horizon Financial Corp.                                                                  33,837             414,503
         Huntington Bancshares Inc.                                                                4,364              79,338
         Interchange Financial Services Corp.                                                      1,973              36,106
         ITLA Capital Corp.                                   (1)                                  1,698              30,734
         JP Morgan Chase & Co.                                                                    23,790             937,326
         KeyCorp                                                                                   4,436             111,344
         M&T Bank Corp.                                                                              669              48,603
         Main Street Bancorp Inc.                                                                  2,653              39,477
         Marshall & Ilsley Corp.                                                                   1,384              76,978
         Massbank Corp.                                                                            1,224              47,736
         Mellon Financial Corp.                                                                    8,280             291,870
         Mercantile Bankshares Corp.                                                               1,344              54,768
         Merchants Bancshares Inc.                                                                 1,087              34,893
         National City Corp.                                                                       7,868             242,885
         National Commerce Financial Corp.                                                         2,895              73,417
         North Fork Bancorp                                                                        1,872              55,786
         Northern Trust Corp.                                                                      4,341             246,135

         Oak Hill Financial Inc.                                                                   1,361              21,912
         Ohio Valley Bancorp                                                                       1,155              29,164
         Peoples Bancorp Inc.                                                                      2,534              52,462
         PNC Financial Services Group                                                              3,514             233,997
         Prosperity Bancshares Inc.                                                                3,645              95,863
         Regions Financial Corp.                                                                   2,842              83,555
         SouthTrust Corp.                                                                          4,287             104,431
         Sovereign Bancorp Inc.                                                                    3,544              39,268
         State Bancorp Inc.                                                                        2,347              37,787
         State Street Corp.                                                                        4,413             214,295
         Summit Bancshares Inc.                                                                    1,292              25,969
         Sun Bancorp Inc.                                                                          1,561              24,820
         SunTrust Banks Inc.                                                                       3,678             251,207
         Synovus Financial Corp.                                                                   4,386             135,089
         TCF Financial Corp.                                                                       1,639              74,411
         Trustmark Corp.                                                                           4,831             108,214
         U.S. Bancorp                                                                             29,830             723,079
         Union Planters Corp.                                                                      1,811              80,589
         Valley National Bancorp                                                                   5,344             152,625
         VIB Corp.                                            (1)                                  3,855              41,441
         Vista Bancorp Inc.                                                                        2,659              52,116
         Wachovia Corp.                                                                            2,148             149,608
         Washington Mutual Inc.                                                                   14,770             552,989
         Wells Fargo & Company                                                                    22,197           1,021,284
         Wilmington Trust Corp.                                                                      629              38,350
         Yardville National Bancorp                                                                3,162              43,952
         Zions Bancorp                                                                             1,225              70,143
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                  13,052,706
         --------------------------------------------------------------------------------------------------------------------
         BEVERAGES--0.90%
         --------------------------------------------------------------------------------------------------------------------

         Anheuser-Busch Companies Inc.                                                             8,701             374,491
         Brown-Forman Corp. "B"                                                                      858              55,341
         Coca-Cola Co.                                                                            30,665           1,492,466
         Coca-Cola Enterprises Inc.                           (2)                                  7,245             109,907
         Coors (Adolf) Company "B"                                                                   517              23,937
         PepsiAmericas Inc.                                                                        3,257              51,135
         PepsiCo Inc.                                                                             22,891           1,075,877
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   3,183,154
         --------------------------------------------------------------------------------------------------------------------
         BIOTECHNOLOGY--0.61%
         --------------------------------------------------------------------------------------------------------------------

         Amgen Inc.                                           (1)                                 18,322           1,178,105
         Applera Corp. - Celera Genomics Group                (1)                                  1,155              30,665
         Biogen Inc.                                          (1)                                  2,357             142,269
         Chiron Corp.                                         (1)                                  3,508             163,543
         CuraGen Corp.                                        (1)                                    949              19,350
         Gene Logic Inc.                                      (1)                                  1,292              22,545
         Genentech Inc.                                       (1)                                  1,835              84,226
         Genzyme Corp. - General Division                     (1)                                  2,071             117,301
         Human Genome Sciences Inc.                           (1)                                  1,430              64,178
         IDEC Pharmaceuticals Corp.                           (1,2)                                2,041             120,970
         Immunex Corp.                                        (1,2)                                3,234              56,207
         Immunomedics Inc.                                    (1)                                  1,087              15,903
         Incyte Genomics Inc.                                 (1)                                  1,361              24,062
         Millennium Pharmaceuticals Inc.                      (1)                                  2,516              69,190
         Protein Design Labs Inc.                             (1)                                    681              40,036
         ViroLogic Inc.                                       (1)                                  1,658               3,614
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,152,164
         --------------------------------------------------------------------------------------------------------------------
         BROADCASTING--0.01%
         --------------------------------------------------------------------------------------------------------------------


         Cablevision Systems Corporation-Rainbow Media Group  (1)                                    746              17,755
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,755
         --------------------------------------------------------------------------------------------------------------------
         BUILDING MATERIALS--0.18%
         --------------------------------------------------------------------------------------------------------------------

         --------------------------------------------------------------------------------------------------------------------

         American Standard Companies Inc.                     (1)                                  1,102              76,975
         Masco Corp.                                                                               6,673             172,297
         Texas Industries Inc.                                                                     7,300             303,096
         Vulcan Materials Co.                                                                      1,646              79,024
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     631,392
         --------------------------------------------------------------------------------------------------------------------
         CHEMICALS--0.74%
         --------------------------------------------------------------------------------------------------------------------

         Air Products & Chemicals Inc.                                                             3,453             146,407
         Ashland Inc.                                                                              2,033              86,199
         Cabot Corp.                                                                               1,444              58,294
         Cabot Microelectronics Corp.                         (1,2)                                  502              35,165
         Crompton Corp.                                                                            4,617              42,015
         Dow Chemical Co.                                                                         13,007             456,025
         Du Pont (E.I.) de Nemours                                                                14,967             613,198
         Eastman Chemical Co.                                                                      1,101              42,708
         Engelhard Corp.                                                                           2,696              70,446
         Great Lakes Chemical Corp.                           (2)                                  1,321              32,959
         Hawkins Inc.                                                                              3,733              31,357
         Hercules Inc.                                                                             3,071              34,702
         IMC Global Inc.                                                                           4,036              47,665
         Landec Corp.                                         (1)                                    572               2,551
         Lubrizol Corp.                                                                            3,206             115,352
         Millennium Chemicals Inc.                                                                 3,999              53,747
         PPG Industries Inc.                                                                       2,709             146,611
         Praxair Inc.                                                                              2,379             111,980
         Rohm & Haas Co. "A"                                                                       3,336             119,796
         Sherwin-Williams Co.                                                                      2,580              58,437
         Sigma-Aldrich Corp.                                                                       2,609             118,996
         Solutia Inc.                                                                              2,516              34,746
         Valspar Corp.                                                                             2,015              74,857
         Vertex Pharmaceuticals Inc.                          (1,2)                                1,355              49,986
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,584,199
         --------------------------------------------------------------------------------------------------------------------
         COMMERCIAL SERVICES--0.61%
         --------------------------------------------------------------------------------------------------------------------

         ANC Rental Corp.                                     (1)                                 11,042              44,720
         Arbitron Inc.                                        (1)                                    434              12,781
         Block (H & R) Inc.                                                                        3,212             124,979
         Caremark Rx Inc.                                     (1,2)                                3,127              54,629
         Cendant Corp.                                        (1,2)                               11,872             226,399
         Concord EFS Inc.                                     (1)                                  3,583             188,000
         Convergys Corp.                                      (1)                                  2,584              72,533
         CorVel Corp.                                         (1)                                    755              29,753
         Deluxe Corp.                                                                              2,802              91,962
         Donnelley (R.R.) & Sons Co.                                                               2,643              78,814
         Dun & Bradstreet Corp.                               (1)                                  1,094              36,496
         Ecolab Inc.                                                                               2,023              81,082
         Equifax Inc.                                                                              2,321              60,416
         First Health Group Corp.                             (1)                                  2,180              61,040
         Landauer Inc.                                                                             2,704              82,472
         Manpower Inc.                                                                             1,776              54,736
         McKesson HBOC Inc.                                                                        5,226             205,120
         Modis Professional Services Inc.                     (1)                                  3,118              19,363
         Moody's Corp.                                                                             2,799              96,258
         Paychex Inc.                                                                              6,207             230,093
         Plexus Corp.                                         (1)                                    949              33,044
         Quintiles Transnational Corp.                        (1)                                  2,427              42,497
         Robert Half International Inc.                       (1)                                  3,199              79,623
         Servicemaster Co.                                                                         4,819              56,382
         Valassis Communications Inc.                         (1)                                  1,115              39,493
         Viad Corp.                                                                                1,836              48,287
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,150,972
         --------------------------------------------------------------------------------------------------------------------
         COMPUTERS--2.74%
         --------------------------------------------------------------------------------------------------------------------

         --------------------------------------------------------------------------------------------------------------------

         Apple Computer Inc.                                  (1)                                  6,208             115,158
         Brocade Communications System Inc.                   (1)                                  1,698              40,837
         Ceridian Corp.                                       (1)                                  2,168              42,168
         Cisco Systems Inc.                                   (1)                                111,378           1,818,803
         Commerce One Inc.                                    (1)                                  1,973               6,432
         Compaq Computer Corp.                                                                    26,389             325,904
         Computer Sciences Corp.                              (1)                                  2,900             109,040
         Dell Computer Corp.                                  (1)                                 44,087             942,580
         Diebold Inc.                                                                              1,998              75,424
         DST Systems Inc.                                     (1)                                  1,211              57,946
         Echelon Corp.                                        (1,2)                                  949              15,602
         Electronic Data Systems Corp.                                                             6,844             403,659
         EMC Corp.                                            (1)                                 39,415             609,356
         Enterasys Networks Inc.                              (1)                                  3,144              31,912
         Entrust Technologies Inc.                            (1)                                  1,224               5,324
         Extreme Networks Inc.                                (1)                                    755              12,057
         Gateway Inc.                                         (1)                                  4,794              43,002
         Hewlett-Packard Co.                                                                      29,763             690,799
         International Business Machines Corp.                                                    27,000           2,700,000
         Internet Security Systems Inc.                       (1)                                    681              10,644
         Intraware Inc.                                       (1)                                  1,087               1,261
         iXL Enterprises Inc.                                 (1)                                  1,944                 622
         Juniper Networks Inc.                                (1)                                  3,127              43,778
         Juno Online Services Inc.                            (1)                                  2,244               2,020
         Kana Communications Inc.                             (1)                                  1,144                 972
         Lexmark International Group Inc. "A"                 (1)                                  1,996             103,892
         McDATA Corporation "A"                               (1)                                  1,165              16,636
         NCR Corp.                                            (1)                                  2,507              94,890
         Network Appliance Inc.                               (1)                                  5,886              76,283
         Palm Inc.                                            (1)                                 10,885              38,968
         Quantum DLT & Storage Group                          (1)                                  4,047              35,492
         Redback Networks Inc.                                (1)                                  1,155               4,712
         Riverstone Networks Inc.                             (1)                                  1,613              15,291
         RSA Security Inc.                                    (1)                                  1,019              19,606
         SanDisk Corp.                                        (1)                                    681              13,967
         Sapient Corp.                                        (1,2)                                2,447              13,238
         Sun Microsystems Inc.                                (1)                                 53,279             610,045
         SunGard Data Systems Inc.                            (1)                                  2,956              69,909
         Synopsys Inc.                                        (1)                                  1,081              49,877
         3Com Corp.                                           (1)                                  4,489              18,450
         Unisys Corp.                                         (1)                                  4,983              58,899
         VeriSign Inc.                                        (1)                                  2,423              99,464
         Veritas Software Corp.                               (1)                                  6,805             195,440
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   9,640,359
         --------------------------------------------------------------------------------------------------------------------
         COSMETICS / PERSONAL CARE--0.82%
         --------------------------------------------------------------------------------------------------------------------

         Avon Products Inc.                                   (2)                                  3,614             166,714
         Colgate-Palmolive Co.                                                                     8,046             435,691
         Estee Lauder Companies Inc. "A"                      (2)                                    825              32,051
         Gillette Co.                                                                             15,960             489,174
         International Flavors & Fragrances Inc.                                                   1,698              51,195
         Kimberly-Clark Corp.                                                                      7,448             462,148
         Procter & Gamble Co.                                                                     16,973           1,258,548
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,895,521
         --------------------------------------------------------------------------------------------------------------------
         DISTRIBUTION / WHOLESALE--0.15%
         --------------------------------------------------------------------------------------------------------------------

         Costco Wholesale Corp.                               (1)                                  7,164             268,005
         Fastenal Co.                                         (1,2)                                  681              44,776
         Genuine Parts Co.                                                                         2,681              82,468
         Grainger (W.W.) Inc.                                                                      2,071              87,624
         Tech Data Corp.                                      (1)                                    859              35,133
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     518,006
         --------------------------------------------------------------------------------------------------------------------

         --------------------------------------------------------------------------------------------------------------------

         Apple Computer Inc.                                  (1)                                  6,208             115,158
         Brocade Communications System Inc.                   (1)                                  1,698              40,837
         Ceridian Corp.                                       (1)                                  2,168              42,168
         Cisco Systems Inc.                                   (1)                                111,378           1,818,803
         Commerce One Inc.                                    (1)                                  1,973               6,432
         Compaq Computer Corp.                                                                    26,389             325,904
         Computer Sciences Corp.                              (1)                                  2,900             109,040
         Dell Computer Corp.                                  (1)                                 44,087             942,580
         Diebold Inc.                                                                              1,998              75,424
         DST Systems Inc.                                     (1)                                  1,211              57,946
         Echelon Corp.                                        (1,2)                                  949              15,602
         Electronic Data Systems Corp.                                                             6,844             403,659
         EMC Corp.                                            (1)                                 39,415             609,356
         Enterasys Networks Inc.                              (1)                                  3,144              31,912
         Entrust Technologies Inc.                            (1)                                  1,224               5,324
         Extreme Networks Inc.                                (1)                                    755              12,057
         Gateway Inc.                                         (1)                                  4,794              43,002
         Hewlett-Packard Co.                                                                      29,763             690,799
         International Business Machines Corp.                                                    27,000           2,700,000
         Internet Security Systems Inc.                       (1)                                    681              10,644
         Intraware Inc.                                       (1)                                  1,087               1,261
         iXL Enterprises Inc.                                 (1)                                  1,944                 622
         Juniper Networks Inc.                                (1)                                  3,127              43,778
         Juno Online Services Inc.                            (1)                                  2,244               2,020
         Kana Communications Inc.                             (1)                                  1,144                 972
         Lexmark International Group Inc. "A"                 (1)                                  1,996             103,892
         McDATA Corporation "A"                               (1)                                  1,165              16,636
         NCR Corp.                                            (1)                                  2,507              94,890
         Network Appliance Inc.                               (1)                                  5,886              76,283
         Palm Inc.                                            (1)                                 10,885              38,968
         Quantum DLT & Storage Group                          (1)                                  4,047              35,492
         Redback Networks Inc.                                (1)                                  1,155               4,712
         Riverstone Networks Inc.                             (1)                                  1,613              15,291
         RSA Security Inc.                                    (1)                                  1,019              19,606
         SanDisk Corp.                                        (1)                                    681              13,967
         Sapient Corp.                                        (1,2)                                2,447              13,238
         Sun Microsystems Inc.                                (1)                                 53,279             610,045
         SunGard Data Systems Inc.                            (1)                                  2,956              69,909
         Synopsys Inc.                                        (1)                                  1,081              49,877
         3Com Corp.                                           (1)                                  4,489              18,450
         Unisys Corp.                                         (1)                                  4,983              58,899
         VeriSign Inc.                                        (1)                                  2,423              99,464
         Veritas Software Corp.                               (1)                                  6,805             195,440
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   9,640,359
         --------------------------------------------------------------------------------------------------------------------
         COSMETICS / PERSONAL CARE--0.82%
         --------------------------------------------------------------------------------------------------------------------

         Avon Products Inc.                                   (2)                                  3,614             166,714
         Colgate-Palmolive Co.                                                                     8,046             435,691
         Estee Lauder Companies Inc. "A"                      (2)                                    825              32,051
         Gillette Co.                                                                             15,960             489,174
         International Flavors & Fragrances Inc.                                                   1,698              51,195
         Kimberly-Clark Corp.                                                                      7,448             462,148
         Procter & Gamble Co.                                                                     16,973           1,258,548
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,895,521
         --------------------------------------------------------------------------------------------------------------------
         DISTRIBUTION / WHOLESALE--0.15%
         --------------------------------------------------------------------------------------------------------------------

         Costco Wholesale Corp.                               (1)                                  7,164             268,005
         Fastenal Co.                                         (1,2)                                  681              44,776
         Genuine Parts Co.                                                                         2,681              82,468
         Grainger (W.W.) Inc.                                                                      2,071              87,624
         Tech Data Corp.                                      (1)                                    859              35,133
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     518,006
         --------------------------------------------------------------------------------------------------------------------

         Southern Co.                                                                              9,621             222,919
         TXU Corporation                                                                           4,004             190,110
         Unitil Corp.                                                                              1,835              44,223
         Xcel Energy Inc.                                                                          5,234             143,412
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   4,649,821
         --------------------------------------------------------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.13%
         --------------------------------------------------------------------------------------------------------------------

         American Power Conversion Corp.                      (1)                                  4,405              60,921
         Emerson Electric Co.                                                                      5,120             274,432
         Evercel Inc.                                         (1)                                     58                  64
         Molex Inc.                                                                                3,112              98,246
         Power-One Inc.                                       (1)                                  1,430              15,601
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     449,264
         --------------------------------------------------------------------------------------------------------------------
         ELECTRONICS--0.37%
         --------------------------------------------------------------------------------------------------------------------

         Agilent Technologies Inc.                            (1)                                  6,797             180,120
         Applera Corp. - Applied Biosystems Group                                                  3,239              81,007
         Arrow Electronics Inc.                               (1)                                  1,693              45,355
         Badger Meter Inc.                                                                         1,715              43,561
         Jabil Circuit Inc.                                   (1,2)                                3,130              72,334
         Johnson Controls Inc.                                                                     1,404             102,843
         Millipore Corp.                                                                           1,023              64,909
         Parker Hannifin Corp.                                                                     2,223              97,812
         PerkinElmer Inc.                                                                          2,415              77,473
         Sanmina Corp.                                        (1)                                  4,722              85,043
         SCI Systems Inc.                                     (1)                                  1,769              43,340
         Solectron Corp.                                      (1,2)                                9,677             131,607
         Symbol Technologies Inc.                                                                  4,272              57,672
         Tektronix Inc.                                       (1)                                  1,909              37,302
         Thermo Electron Corp.                                (1)                                  3,296              71,424
         Vishay Intertechnology Inc.                          (1)                                  1,814              42,321
         Waters Corp.                                         (1)                                  1,838              60,893
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,295,016
         --------------------------------------------------------------------------------------------------------------------
         ENGINEERING & CONSTRUCTION--0.03%
         --------------------------------------------------------------------------------------------------------------------
         Fluor Corp.                                                                               1,858              84,223
         UNIFAB International Inc.                            (1)                                  2,916               6,561
         Washington Group Warrants (Expires 03/11/03)         (1)                                     27                   1
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                      90,785
         --------------------------------------------------------------------------------------------------------------------
         ENTERTAINMENT--0.03%
         --------------------------------------------------------------------------------------------------------------------

         International Game Technology Inc.                   (1)                                  2,054             109,930
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     109,930
         --------------------------------------------------------------------------------------------------------------------
         ENVIRONMENTAL CONTROL--0.11%
         --------------------------------------------------------------------------------------------------------------------

         Allied Waste Industries Inc.                         (1)                                  4,097              74,279
         Waste Management Inc.                                                                     9,681             299,433
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     373,712
         --------------------------------------------------------------------------------------------------------------------
         FOOD--1.02%
         --------------------------------------------------------------------------------------------------------------------

         Albertson's Inc.                                                                          5,979             209,205
         Archer-Daniels-Midland Co.                                                               11,295             151,690
         Campbell Soup Co.                                                                         7,193             202,771
         ConAgra Foods Inc.                                                                        8,302             190,531
         Flowers Foods Inc.                                   (1)                                    489              19,756
         General Mills Inc.                                                                        4,456             197,579
         Heinz (H.J.) Co.                                                                          4,188             189,214
         Hershey Foods Corp.                                                                       1,926             124,188
         Hormel Foods Corp.                                                                        2,904              73,965
         IBP Inc.                                                                                    844              21,100
         Kellogg Co.                                                                               7,232             231,352
         Kroger Co.                                           (1)                                 13,245             352,582
         McCormick & Co. Inc.                                                                      2,008              90,762

         Purina Mills Inc.                                    (1)                                  1,372              31,186
         Ralston Purina Group                                                                      4,583             149,772
         Safeway Inc.                                         (1)                                  7,315             329,980
         Sara Lee Corp.                                                                           13,365             294,030
         SUPERVALU Inc.                                                                            3,633              76,220
         Sysco Corp.                                                                              11,002             308,276
         Whole Foods Market Inc.                              (1,2)                                1,899              66,826
         Winn-Dixie Stores Inc.                                                                    3,564              80,012
         Wrigley (William Jr.) Co.                                                                 3,712             186,120
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   3,577,117
         --------------------------------------------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER--0.36%
         --------------------------------------------------------------------------------------------------------------------

         Boise Cascade Corp.                                                                       5,900             216,530
         Bowater Inc.                                                                              2,527             119,881
         Georgia-Pacific (Timber Group)                                                            1,668              65,919
         Georgia-Pacific Corp.                                                                     3,534             129,132
         International Paper Co.                                                                   6,929             277,991
         Mead Corp.                                                                                1,730              57,505
         Temple-Inland Inc.                                                                          764              44,587
         Westvaco Corp.                                                                            2,789              84,925
         Weyerhaeuser Co.                                                                          3,127             177,457
         Willamette Industries Inc.                                                                1,945              94,332
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,268,259
         --------------------------------------------------------------------------------------------------------------------
         GAS--0.04%
         --------------------------------------------------------------------------------------------------------------------

         EnergySouth Inc.                                                                          1,698              38,884
         Sempra Energy                                                                             3,495              94,680
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     133,564
         --------------------------------------------------------------------------------------------------------------------
         HAND / MACHINE TOOLS--0.05%
         --------------------------------------------------------------------------------------------------------------------

         Black & Decker Corp.                                                                      1,214              47,747
         SPX Corp.                                            (1,2)                                  444              51,615
         Stanley Works (The)                                                                       1,449              60,699
         --------------------------------------------------------------------------------------------------------------------
                                                                                                                     160,061
         --------------------------------------------------------------------------------------------------------------------
         HEALTH CARE--1.88%
         --------------------------------------------------------------------------------------------------------------------
         Aetna Inc.                                           (1)                                  1,846              55,195
         American Retirement Corp.                            (1)                                  2,116               7,681
         Apogent Technologies Inc.                            (1)                                  1,390              33,416
         Bard (C.R.) Inc.                                                                          1,174              67,916
         Bausch & Lomb Inc.                                   (2)                                    855              31,096
         Baxter International Inc.                                                                 9,184             473,894
         Beckman Coulter Inc.                                                                      2,367             108,219
         Becton Dickinson & Co.                                                                    3,772             135,528
         Biomet Inc.                                                                               4,353             120,273
         Boston Scientific Corp.                              (1)                                  6,273             119,814
         Cyber-Care Inc.                                      (1,2)                                1,601               2,642
         Endocardial Solutions Inc.                           (1)                                    572               3,089
         Enzon Inc.                                           (1,2)                                  824              52,604
         Guidant Corp.                                        (1)                                  5,088             183,779
         HCA - The Healthcare Company                                                              8,499             388,744
         Health Management Associates Inc. "A"                (1)                                  3,170              63,242
         Health Net Inc.                                      (1)                                  2,517              47,496
         Healthsouth Corp.                                    (1)                                  6,290             113,723
         Healthtronics Inc.                                   (1)                                     58                 435
         Humana Inc.                                          (1)                                  3,390              40,680
         Johnson & Johnson                                                                        43,553           2,295,679
         LCA-Vision Inc.                                      (1)                                 10,281              20,867
         Manor Care Inc.                                      (1)                                  2,613              73,504
         Medtronic Inc.                                                                           20,507             933,889
         Oxford Health Plans Inc.                             (1)                                  1,198              35,916
         Quest Diagnostics Inc.                               (1)                                  1,156              72,423
         St. Jude Medical Inc.                                (1)                                  1,578             108,566

         Stryker Corp.                                                                             3,553             194,811
         Tenet Healthcare Corp.                               (1)                                  4,927             273,054
         UnitedHealth Group Inc.                                                                   4,455             303,207
         Universal Health Services Inc. "B"                   (1)                                  1,225              57,942
         Wellpoint Health Networks Inc.                       (1)                                  1,127             120,003
         Zimmer Holdings Inc.                                 (1)                                  2,922              79,478
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,618,805
         -------------------------------------------------------------------------------------------------------------------
         HOLDING COMPANIES-DIVERSIFIED--0.20%
         -------------------------------------------------------------------------------------------------------------------
         Berkshire Hathaway Inc. "A"                          (1)                                     10             694,000
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     694,000
         -------------------------------------------------------------------------------------------------------------------
         HOME BUILDERS--0.09%
         -------------------------------------------------------------------------------------------------------------------
         Clayton Homes Inc.                                                                        5,250              80,377
         Pulte Corp.                                                                               6,582             249,129
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     329,506
         -------------------------------------------------------------------------------------------------------------------
         HOME FURNISHINGS--0.09%
         -------------------------------------------------------------------------------------------------------------------
         Ethan Allen Interiors Inc.                                                                1,630              57,539
         Leggett & Platt Inc.                                                                      4,650             109,368
         Maytag Corp.                                                                              1,309              40,226
         Polycom Inc.                                         (1)                                  1,361              27,601
         Whirlpool Corp.                                                                             989              65,294
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     300,028
         -------------------------------------------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS / WARES--0.13%
         -------------------------------------------------------------------------------------------------------------------
         Avery Dennison Corp.                                                                      1,682              86,472
         Clorox Co.                                                                                3,547             132,126
         Fortune Brands Inc.                                                                       2,106              80,555
         Newell Rubbermaid Inc.                                                                    4,398             100,714
         Tupperware Corp.                                                                          2,725              64,392
         Water Pik Technologies Inc.                          (1)                                      1                   7
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     464,266
         -------------------------------------------------------------------------------------------------------------------
         INSURANCE--1.98%
         -------------------------------------------------------------------------------------------------------------------
         AFLAC Inc.                                                                                7,432             204,529
         Allmerica Financial Corp.                                                                   877              46,718
         Allstate Corp.                                                                           12,631             428,570
         Ambac Financial Group Inc.                                                                1,646              97,443
         American International Group Inc.                                                        36,025           2,817,155
         American National Insurance Co.                                                             949              74,886
         AON Corp.                                                                                 3,970             147,467
         Capitol Transamerica Corp.                                                                2,379              38,730
         Ceres Group Inc.                                     (1)                                  2,916              10,935
         Chubb Corp.                                                                               2,460             166,050
         CIGNA Corp.                                                                               2,059             185,310
         Cincinnati Financial Corp.                                                                2,379              95,160
         CNA Financial Corp.                                  (1,2)                                2,084              57,873
         Conseco Inc.                                         (1)                                  5,852              53,721
         Hancock (John) Financial Services Inc.                                                    2,916             116,494
         Hartford Financial Services Group Inc.                                                    3,230             209,304
         Jefferson-Pilot Corp.                                                                     2,457             114,300
         Lincoln National Corp.                                                                    2,560             127,642
         Loews Corp.                                                                               2,730             133,279
         Marsh & McLennan Companies Inc.                                                           4,262             395,940
         MBIA Inc.                                                                                 2,146             115,905
         MetLife Inc.                                         (2)                                 10,756             328,058
         MGIC Investment Corp.                                                                     1,636             114,356
         Old Republic International Corp.                                                          1,992              53,485
         PMI Group Inc. (The)                                                                      2,093             136,464
         Progressive Corporation                                                                   1,112             143,748
         Protective Life Corp.                                                                     1,019              30,397
         Radian Group Inc.                                                                           991              39,749
         SAFECO Corp.                                                                              2,360              70,989

         St. Paul Companies Inc.                                                                   3,029             127,309
         Stewart Information Services Corp.                   (1)                                  2,167              37,923
         Torchmark Corp.                                                                           1,810              76,454
         Unitrin Inc.                                                                              1,088              40,038
         UNUMProvident Corp.                                                                       3,736             104,683
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,941,064
         -------------------------------------------------------------------------------------------------------------------
         IRON / STEEL--0.10%
         -------------------------------------------------------------------------------------------------------------------
         Allegheny Technologies Inc.                                                               3,299              61,032
         Nucor Corp.                                                                               1,353              65,756
         USX-U.S. Steel Group Inc.                                                                11,293             224,618
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     351,406
         -------------------------------------------------------------------------------------------------------------------
         LEISURE TIME--0.21%
         -------------------------------------------------------------------------------------------------------------------
         Callaway Golf Co.                                                                         2,525              45,753
         Carnival Corp. "A"                                                                        9,270             289,966
         Harley-Davidson Inc.                                 (2)                                  5,195             252,425
         Royal Caribbean Cruises Ltd.                                                              2,173              50,718
         Sabre Holdings Corp.                                 (1)                                  2,277              96,044
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     734,906
         -------------------------------------------------------------------------------------------------------------------
         LODGING--0.19%
         -------------------------------------------------------------------------------------------------------------------
         Harrah's Entertainment Inc.                          (1)                                  1,928              55,102
         Hilton Hotels Corp.                                                                       7,529              95,694
         Mandalay Resort Group Inc.                           (1)                                  6,636             165,104
         Marriott International Inc. "A"                                                           3,973             174,216
         Park Place Entertainment Corp.                       (1)                                  3,694              39,267
         Starwood Hotels & Resorts Worldwide Inc.                                                  3,965             134,215
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     663,598
         -------------------------------------------------------------------------------------------------------------------
         MACHINERY--0.21%
         -------------------------------------------------------------------------------------------------------------------
         AGCO Corp.                                                                                1,591              18,694
         Caterpillar Inc.                                                                          4,862             243,100
         Deere & Co.                                                                               3,513             151,656
         Dover Corp.                                                                               3,277             117,710
         Hardinge Inc.                                                                             1,904              24,676
         Ingersoll-Rand Co.                                                                        2,797             113,474
         Kadant Inc.                                          (1)                                    201               2,784
         Rockwell International Corp.                                                              3,173              50,927
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     723,021
         -------------------------------------------------------------------------------------------------------------------
         MANUFACTURERS--2.62%
         -------------------------------------------------------------------------------------------------------------------
         Cooper Industries Inc.                                                                    1,849             103,821
         Crane Co.                                                                                 1,422              39,944
         Danaher Corp.                                        (2)                                  2,243             124,644
         Eastman Kodak Co.                                                                         3,894             173,945
         Eaton Corp.                                                                               1,115              80,202
         FMC Corp.                                            (1)                                    548              34,245
         General Electric Co.                                                                    137,272           5,625,407
         Honeywell International Inc.                                                             11,859             441,866
         Illinois Tool Works Inc.                                                                  4,390             274,419
         ITT Industries Inc.                                                                       1,459              65,874
         Minnesota Mining & Manufacturing Co.                                                      5,724             595,868
         Pall Corp.                                                                                2,321              51,898
         Textron Inc.                                                                              1,674              87,701
         Tyco International Ltd.                                                                  29,127           1,513,148
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   9,212,982
         -------------------------------------------------------------------------------------------------------------------
         MEDIA--2.04%
         -------------------------------------------------------------------------------------------------------------------
         Adelphia Communications Corp. "A"                    (1,2)                                1,487              46,915
         AOL Time Warner Inc.                                 (1)                                 69,816           2,607,628
         Belo (A.H.) Corp.                                                                         3,689              67,287
         Cablevision Systems Corp.                            (1)                                  1,492              69,676
         Clear Channel Communications Inc.                    (1)                                  8,974             451,123
         Comcast Corp. "A"                                    (1)                                 14,343             525,384

         Dow Jones & Co. Inc.                                 (2)                                  2,184             119,858
         Gannett Co. Inc.                                                                          4,040             249,106
         Gemstar-TV Guide International Inc.                  (1)                                  3,845             114,043
         Gray Communications Systems Inc. "B"                                                      2,167              30,273
         Hispanic Broadcasting Corp.                          (1)                                  1,857              38,328
         Knight Ridder Inc.                                   (2)                                  1,455              88,173
         McGraw-Hill Companies Inc.                                                                2,842             168,389
         New York Times Co. "A"                                                                    2,605             111,364
         Readers Digest Association Inc. (The) "A"                                                 1,577              29,490
         Tribune Co.                                                                               4,915             193,749
         UnitedGlobalCom Inc. "A"                             (1,2)                                1,561               7,290
         Univision Communications Inc.                        (1)                                  3,591             107,120
         USA Networks Inc.                                    (1)                                  2,972              68,832
         Viacom Inc. "B"                                      (1)                                 26,361           1,117,706
         Walt Disney Co. (The)                                                                    32,274             820,728
         Washington Post Company (The) "B"                                                           251             143,949
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   7,176,411
         -------------------------------------------------------------------------------------------------------------------
         METAL FABRICATE / HARDWARE--0.02%
         -------------------------------------------------------------------------------------------------------------------
         Precision Castparts Corp.                                                                 1,597              54,841
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                      54,841
         -------------------------------------------------------------------------------------------------------------------
         MINING--0.19%
         -------------------------------------------------------------------------------------------------------------------
         Alcoa Inc.                                                                               13,081             498,648
         Arch Coal Inc.                                                                            2,041              37,146
         Newmont Mining Corp.                                                                      4,424              91,743
         Phelps Dodge Corp.                                                                        1,413              55,672
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     683,209
         -------------------------------------------------------------------------------------------------------------------
         OFFICE / BUSINESS EQUIPMENT--0.11%
         -------------------------------------------------------------------------------------------------------------------
         Herman Miller Inc.                                                                        1,890              43,130
         HON Industries Inc.                                                                       2,309              55,947
         Pitney Bowes Inc.                                                                         4,172             181,440
         Xerox Corp.                                                                              13,334             122,673
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     403,190
         -------------------------------------------------------------------------------------------------------------------
         OIL & GAS PRODUCERS--2.44%
         -------------------------------------------------------------------------------------------------------------------
         Amerada Hess Corp.                                                                        2,215             172,128
         Anadarko Petroleum Corp.                                                                  3,654             189,095
         Apache Corp.                                         (2)                                  2,033              95,409
         Burlington Resources Inc.                                                                 3,512             133,456
         Chevron Corp.                                                                             6,977             633,163
         Conoco Inc. "B"                                                                           9,041             267,794
         Devon Energy Corp.                                   (2)                                  2,260             104,570
         Diamond Offshore Drilling Inc.                       (2)                                    729              20,339
         ENSCO International Inc.                                                                  1,709              31,172
         EOG Resources Inc.                                                                        2,778              87,840
         Exxon Mobil Corp.                                                                        88,544           3,555,042
         Global Marine Inc.                                   (1)                                  1,908              27,475
         Kerr-McGee Corp.                                     (2)                                  1,460              85,279
         Kinder Morgan Inc.                                                                        2,344             130,326
         Murphy Oil Corp.                                                                          2,954             223,027
         Nabors Industries Inc.                               (1)                                  2,216              54,336
         Newfield Exploration Co.                             (1)                                  6,300             207,648
         Noble Affiliates Inc.                                                                     5,324             179,685
         Noble Drilling Corp.                                 (1)                                  2,079              56,549
         Occidental Petroleum Corp.                                                                6,018             165,615
         Ocean Energy Inc.                                                                         8,386             158,076
         Phillips Petroleum Co.                               (2)                                  1,788             102,810
         Pioneer Natural Resources Co.                        (1)                                  4,044              70,770
         Rowan Companies Inc.                                 (1)                                  9,329             145,066
         Santa Fe International Corp.                                                              4,392             111,118
         Sunoco Inc.                                                                               2,815             106,491

         Texaco Inc.                                                                               7,593             528,852
         Tosco Corp.                                                                               2,630             122,032
         Transocean Sedco Forex Inc.                                                               4,698             135,772
         Ultramar Diamond Shamrock Corp.                                                           5,340             275,758
         Unocal Corp.                                                                              3,550             125,315
         USX-Marathon Group Inc.                                                                   5,662             178,410
         WD-40 Company                                                                             3,862              80,445
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,560,863
         -------------------------------------------------------------------------------------------------------------------
         OIL & GAS SERVICES--0.31%
         -------------------------------------------------------------------------------------------------------------------
         Baker Hughes Inc.                                                                         4,604             151,656
         BJ Services Co.                                      (1)                                  1,957              43,896
         Cooper Cameron Corp.                                 (1)                                    847              36,633
         Grant Prideco Inc.                                   (1)                                 11,127             116,388
         Halliburton Co.                                                                           6,045             168,414
         OSCA Inc.                                            (1,2)                                1,973              32,653
         Schlumberger Ltd.                                                                         8,544             418,656
         Smith International Inc.                             (1)                                    639              29,650
         Tidewater Inc.                                                                              769              23,924
         Varco International Inc.                             (1)                                  1,782              27,051
         Weatherford International Inc.                       (1)                                  1,310              43,584
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,092,505
         -------------------------------------------------------------------------------------------------------------------
         PACKAGING & CONTAINERS--0.04%
         -------------------------------------------------------------------------------------------------------------------
         Crown Cork & Seal Co. Inc.                                                                3,395              11,713
         Sealed Air Corp.                                     (1)                                  1,717              68,989
         Smurfit-Stone Container Corp.                        (1)                                  3,669              63,327
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     144,029
         -------------------------------------------------------------------------------------------------------------------
         PHARMACEUTICALS--4.29%
         -------------------------------------------------------------------------------------------------------------------
         Abbott Laboratories                                                                      24,628           1,224,012
         Abgenix Inc.                                         (1)                                  1,292              38,721
         Allergan Inc.                                                                             2,423             175,062
         American Home Products Corp.                                                             22,294           1,248,464
         Bristol-Myers Squibb Co.                                                                 29,229           1,640,916
         Cardinal Health Inc.                                                                      6,891             502,630
         Celgene Corp.                                        (1)                                  1,087              30,229
         COR Therapeutics Inc.                                (1,2)                                1,155              31,705
         Dentsply International Inc.                                                               2,414             107,713
         Forest Laboratories Inc. "A"                         (1)                                  3,082             225,017
         Gilead Sciences Inc.                                 (1)                                  1,361              82,626
         ICN Pharmaceuticals Inc.                             (2)                                  1,839              54,159
         Imclone Systems Inc.                                 (1,2)                                1,155              59,367
         IVAX Corporation                                     (1,2)                                2,933              98,725
         King Pharmaceuticals Inc.                            (1)                                  4,056             175,422
         Lilly (Eli) and Company                                                                  17,052           1,323,747
         Medarex Inc.                                         (1)                                  1,224              23,280
         MedImmune Inc.                                       (1)                                  3,873             155,501
         Merck & Co. Inc.                                                                         33,786           2,199,469
         Mylan Laboratories Inc.                                                                   2,074              68,421
         Omnicare Inc.                                                                             2,216              53,007
         Pfizer Inc.                                                                              94,610           3,624,509
         Pharmacia Corporation                                                                    21,564             853,934
         Schering-Plough Corp.                                                                    23,484             895,445
         Sepracor Inc.                                        (1)                                  1,087              46,415
         Watson Pharmaceuticals Inc.                          (1)                                  2,201             123,476
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                  15,061,972
         -------------------------------------------------------------------------------------------------------------------
         PIPELINES--0.34%
         -------------------------------------------------------------------------------------------------------------------
         Dynegy Inc. "A"                                                                           4,759             200,687
         El Paso Corp.                                                                             7,255             352,520
         Enron Corp.                                                                              10,967             383,735
         Questar Corp.                                                                               401               9,079

         Williams Companies Inc.                                                                   7,443             242,270
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,188,291
         -------------------------------------------------------------------------------------------------------------------
         REAL ESTATE--0.16%
         -------------------------------------------------------------------------------------------------------------------
         Annaly Mortgage Management Inc.                                                           8,126             106,044
         Catellus Development Corp.                           (1)                                  3,931              72,330
         LNR Property Corp.                                                                       11,100             366,189
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     544,563
         -------------------------------------------------------------------------------------------------------------------
         REAL ESTATE INVESTMENT TRUSTS--0.49%
         -------------------------------------------------------------------------------------------------------------------
         Apartment Investment & Management Co. "A"                                                 3,743             179,664
         Archstone Communities Trust                                                               6,447             174,069
         AvalonBay Communities Inc.                                                                3,965             200,193
         Capital Automotive REIT                                                                     115               2,046
         Duke-Weeks Realty Corp.                                                                   6,776             171,230
         Equity Office Properties Trust                                                           10,861             348,529
         Equity Residential Properties Trust                                                       2,648             155,994
         Host Marriott Corp.                                                                      12,070             154,496
         Simon Property Group Inc.                            (2)                                  5,347             156,667
         Vornado Realty Trust                                                                      4,564             183,062
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,725,950
         -------------------------------------------------------------------------------------------------------------------
         RETAIL--3.07%
         -------------------------------------------------------------------------------------------------------------------
         Amazon.com Inc.                                      (1,2)                                3,446              30,807
         AutoNation Inc.                                      (1)                                  6,891              74,147
         AutoZone Inc.                                        (1)                                  2,562             118,364
         Bed Bath & Beyond Inc.                               (1,2)                                4,358             125,728
         Best Buy Co. Inc.                                    (1)                                  3,558             209,851
         BJ's Wholesale Club Inc.                             (1)                                  1,414              69,286
         Brinker International Inc.                           (1)                                  2,350              62,510
         Cash American Investments Inc.                                                            8,018              67,752
         CDW Computer Centers Inc.                            (1)                                    949              38,719
         Circuit City Stores Inc.                                                                  4,386              73,246
         CVS Corp.                                                                                 5,727             206,802
         Darden Restaurants Inc.                                                                   4,130             118,201
         Dollar General Corp.                                                                      5,017              86,543
         Dollar Tree Stores Inc.                              (1)                                  1,247              29,591
         eBay Inc.                                            (1)                                  1,973             110,942
         Family Dollar Stores Inc.                                                                 3,206              96,180
         Federated Department Stores Inc.                     (1)                                  3,079             111,798
         Gap Inc. (The)                                                                           13,912             273,371
         Golden State Bancorp Inc.                            (1)                                    800                 976
         Home Depot Inc.                                                                          35,332           1,623,505
         Intimate Brands Inc.                                                                      1,835              25,250
         Kmart Corp.                                          (1)                                  9,591              96,294
         Kohls Corp.                                          (1)                                  5,529             306,860
         Limited Inc.                                                                              7,197             101,478
         Lowe's Companies Inc.                                                                    11,314             420,881
         May Department Stores Co.                                                                 5,049             169,899
         McDonald's Corp.                                                                         16,781             503,933
         Nordstrom Inc.                                                                            3,231              64,782
         Office Depot Inc.                                    (1)                                  5,141              71,460
         Outback Steakhouse Inc.                              (1)                                  1,444              42,237
         Payless Shoesource Inc.                              (1)                                    825              48,073
         Penney (J.C.) Company Inc.                                                                6,106             146,544
         Pier 1 Imports Inc.                                                                       2,607              31,675
         RadioShack Corp.                                                                          2,884              67,486
         Rite Aid Corp.                                       (1,2)                                6,347              50,395
         Ross Stores Inc.                                                                          2,190              64,167
         Saks Inc.                                            (1)                                  3,726              38,937
         Sears, Roebuck and Co.                                                                    4,726             202,037
         Staples Inc.                                         (1)                                  7,089             106,689
         Starbucks Corp.                                      (1,2)                                5,669              95,636

         Target Corp.                                                                             13,784             477,616
         Tiffany & Co.                                                                             2,695              83,949
         TJX Companies Inc.                                                                        4,704             165,110
         Toys R Us Inc.                                       (1)                                  3,822              91,460
         Tricon Global Restaurants Inc.                       (1)                                  2,290              97,600
         Walgreen Co.                                                                             16,415             563,855
         Wal-Mart Stores Inc.                                                                     63,362           3,044,544
         Wendy's International Inc.                                                                2,832              80,400
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                  10,787,566
         -------------------------------------------------------------------------------------------------------------------
         SEMICONDUCTORS--2.06%
         -------------------------------------------------------------------------------------------------------------------
         Advanced Micro Devices Inc.                          (1)                                  4,710              63,821
         Altera Corp.                                         (1)                                  6,108             173,467
         Analog Devices Inc.                                  (1)                                  6,012             287,253
         Applied Materials Inc.                               (1)                                 12,498             538,539
         Applied Micro Circuits Corp.                         (1)                                  4,414              62,988
         Atmel Corp.                                          (1,2)                                4,651              44,603
         Broadcom Corp. "A"                                   (1,2)                                4,239             136,284
         Conexant Systems Inc.                                (1)                                  3,681              43,841
         Cree Inc.                                            (1,2)                                1,224              25,667
         Cypress Semiconductor Corp.                          (1)                                  1,427              30,837
         Integrated Device Technology Inc.                    (1)                                  1,618              50,304
         Intel Corp.                                                                             103,517           2,894,335
         International Rectifier Corp.                        (1)                                  1,142              42,231
         KLA-Tencor Corp.                                     (1)                                  3,229             158,673
         Lam Research Corp.                                   (1)                                  1,638              46,372
         Lattice Semiconductor Corp.                          (1)                                  2,010              46,974
         Linear Technology Corp.                                                                   5,353             219,901
         LSI Logic Corp.                                      (1)                                  4,750              96,188
         Maxim Integrated Products Inc.                       (1)                                  4,795             221,577
         Microchip Technology Inc.                            (1)                                  2,177              77,697
         Micron Technology Inc.                               (1)                                  9,185             345,448
         National Semiconductor Corp.                         (1)                                  2,804              92,672
         Novellus Systems Inc.                                (1,2)                                2,190              97,039
         NVIDIA Corp.                                         (1)                                    755              63,956
         QLogic Corp.                                         (1)                                  1,483              44,505
         Rambus Inc.                                          (1,2)                                1,259               7,844
         Teradyne Inc.                                        (1)                                  2,820              92,440
         Texas Instruments Inc.                                                                   26,347             872,086
         Transwitch Corp.                                     (1)                                  1,561              12,800
         TriQuint Semiconductor Inc.                          (1)                                  2,298              48,718
         Varian Semiconductor Equipment Associates Inc.       (1)                                  1,167              40,145
         Vitesse Semiconductor Corp.                          (1,2)                                4,020              58,692
         Xilinx Inc.                                          (1)                                  5,507             214,993
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   7,252,890
         -------------------------------------------------------------------------------------------------------------------
         SOFTWARE--2.59%
         -------------------------------------------------------------------------------------------------------------------
         Adobe Systems Inc.                                                                        4,103             137,902
         Akamai Technologies Inc.                             (1,2)                                  612               2,577
         Ariba Inc.                                           (1,2)                                2,516               5,736
         At Home Corp. "A"                                    (1)                                  3,231               1,357
         Autodesk Inc.                                                                             1,642              62,954
         Automatic Data Processing Inc.                                                           10,366             536,544
         BEA Systems Inc.                                     (1)                                  2,008              32,469
         BMC Software Inc.                                    (1)                                  3,610              57,760
         BroadVision Inc.                                     (1)                                  4,108               5,299
         Cadence Design Systems Inc.                          (1)                                  3,585              78,798
         Certegy Inc.                                         (1)                                  1,160              39,858
         CheckFree Corp.                                      (1,2)                                  949              20,793
         ChoicePoint Inc.                                     (1)                                  1,774              70,871
         Citrix Systems Inc.                                  (1)                                  3,059             100,794
         CMGI Inc.                                            (1)                                  2,573               4,580

         Computer Associates International Inc.                                                    9,239             286,871
         Compuware Corp.                                      (1)                                  6,074              74,164
         DoubleClick Inc.                                     (1)                                  1,630              13,089
         eFunds Corp.                                         (1)                                  1,562              26,991
         Electronic Arts Inc.                                 (1)                                  1,701              98,165
         Exodus Communications Inc.                           (1)                                  4,994               4,395
         First Data Corp.                                                                          5,659             372,645
         Fiserv Inc.                                          (1)                                  2,265             122,695
         Homestore.com Inc.                                   (1,2)                                1,018              16,868
         i2 Technologies Inc.                                 (1)                                  3,689              24,569
         IMS Health Inc.                                                                           4,414             117,501
         InfoSpace Inc.                                       (1)                                  3,487               4,324
         Inktomi Corp.                                        (1,2)                                1,630               6,455
         Intuit Inc.                                          (1)                                  3,583             135,366
         Macromedia Inc.                                      (1)                                    763              10,629
         Mercury Interactive Corp.                            (1)                                  1,361              36,761
         Micromuse Inc.                                       (1)                                  1,224              14,492
         Microsoft Corp.                                      (1)                                 81,148           4,629,493
         Network Associates Inc.                              (1)                                  1,982              31,415
         Novell Inc.                                          (1)                                  5,988              27,245
         Openwave Systems Inc.                                (1)                                  1,242              19,922
         Oracle Corp.                                         (1)                                 92,681           1,131,635
         Parametric Technology Corp.                          (1)                                  4,601              33,541
         PeopleSoft Inc.                                      (1)                                  4,399             151,678
         Peregrine Systems Inc.                               (1)                                  1,904              49,847
         Rational Software Corp.                              (1)                                  3,028              43,482
         RealNetworks Inc.                                    (1)                                  1,767              12,758
         Reynolds & Reynolds Co. "A"                                                               2,034              50,647
         Siebel Systems Inc.                                  (1)                                  7,341             158,566
         Sybase Inc.                                          (1)                                  2,463              33,916
         Symantec Corp.                                       (1)                                  1,099              47,246
         TIBCO Software Inc.                                  (1)                                    824               7,062
         VA Linux Systems Inc.                                (1)                                    515                 706
         Vignette Corp.                                       (1)                                  2,001              13,667
         webMethods Inc.                                      (1,2)                                  401               4,824
         Yahoo! Inc.                                          (1,2)                                9,834             116,631
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   9,088,553
         -------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATION EQUIPMENT--0.70%
         -------------------------------------------------------------------------------------------------------------------
         ADC Telecommunications Inc.                          (1)                                 11,744              51,321
         Advanced Fibre Communications Inc.                   (1)                                  1,245              30,191
         American Tower Corp.                                 (1,2)                                2,926              42,339
         Andrew Corp.                                         (1)                                  1,969              40,049
         Avaya Inc.                                           (1)                                  4,395              49,927
         Ciena Corp.                                          (1)                                  3,622              62,009
         Comverse Technology Inc.                             (1)                                  2,874              72,252
         Harris Corp.                                                                              1,881              55,170
         JDS Uniphase Corp.                                   (1)                                 20,528             144,722
         Lucent Technologies Inc.                                                                 52,738             359,673
         Motorola Inc.                                                                            34,046             592,400
         Nx Networks Inc.                                     (1)                                     58                  18
         QUALCOMM Inc.                                        (1)                                 12,389             729,093
         RF Micro Devices Inc.                                (1,2)                                2,041              51,964
         Scientific-Atlanta Inc.                                                                   2,715              55,766
         Sonus Networks Inc.                                  (1)                                  1,430              21,121
         Sycamore Networks Inc.                               (1)                                  1,698               9,526
         Tellabs Inc.                                         (1)                                  6,894              91,828
         Williams Communications Group Inc.                   (1)                                  6,103              10,070
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,469,439
         -------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATIONS--1.22%
         -------------------------------------------------------------------------------------------------------------------
         Allegiance Telecom Inc.                              (1)                                  1,870              23,244

         AT&T Wireless Services Inc.                          (1)                                 18,463             286,177
         Broadwing Inc.                                       (1)                                  3,014              54,131
         Citizen Communications Co.                           (1,2)                                6,091              65,478
         Corning Inc.                                         (2)                                 15,334             184,161
         Cox Communications Inc. "A"                          (1,2)                                2,427              96,498
         Crown Castle International Corp.                     (1)                                  2,041              20,798
         Digital Lightwave Inc.                               (1,2)                                  544               8,024
         EchoStar Communications Corp.                        (1)                                  2,916              82,115
         Emulex Corp.                                         (1)                                  1,224              19,474
         General Motors Corp. "H"                             (1)                                  8,386             156,399
         Global Crossing Ltd.                                 (1)                                 14,735              62,329
         Leap Wireless International Inc.                     (1,2)                                  946              17,236
         Level 3 Communications Inc.                          (1,2)                                3,988              15,234
         Loral Space & Communications Ltd.                    (1)                                  3,673               6,905
         McLeodUSA Inc. "A"                                   (1)                                  4,623               5,779
         Metromedia Fiber Network Inc. "A"                    (1)                                  4,039               3,029
         MRV Communications Inc.                              (1)                                  1,430               5,820
         Newport Corp.                                        (2)                                    612              11,089
         Next Level Communications Inc.                       (1)                                  1,767               4,135
         Nextel Communications Inc. "A"                       (1,2)                               14,089             170,195
         NTL Inc.                                             (1,2)                                1,633               8,100
         Powerwave Technologies Inc.                          (1)                                    744              10,862
         Qwest Communications International Inc.                                                  25,449             547,154
         Sprint Corp. (PCS Group)                             (1,2)                               15,503             387,265
         Verizon Communications Inc.                                                              40,648           2,032,400
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   4,284,031
         -------------------------------------------------------------------------------------------------------------------
         TELEPHONE--1.60%
         -------------------------------------------------------------------------------------------------------------------
         Alltel Corp.                                                                              4,422             256,476
         AT&T Corp.                                                                               57,398           1,092,858
         BellSouth Corp.                                                                          28,186           1,051,338
         CenturyTel Inc.                                                                           2,883             101,049
         SBC Communications Inc.                                                                  51,799           2,119,097
         Sprint Corp. (FON Group)                                                                 13,423             313,293
         Telephone & Data Systems Inc.                                                             1,032             106,554
         WorldCom Inc.                                        (1)                                 44,238             568,901
         XO Communications Inc. "A"                           (1,2)                                3,902               4,448
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   5,614,014
         -------------------------------------------------------------------------------------------------------------------
         TEXTILES--0.05%
         -------------------------------------------------------------------------------------------------------------------
         Cintas Corp.                                         (1)                                  3,956             184,191
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     184,191
         -------------------------------------------------------------------------------------------------------------------
         TOBACCO--0.50%
         -------------------------------------------------------------------------------------------------------------------
         Philip Morris Companies Inc.                                                             31,895           1,511,823
         R.J. Reynolds Tobacco Holdings Inc.                                                       3,161             182,548
         UST Inc.                                                                                  2,180              71,940
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,766,311
         -------------------------------------------------------------------------------------------------------------------
         TOYS / GAMES / HOBBIES--0.05%
         -------------------------------------------------------------------------------------------------------------------
         Hasbro Inc.                                          (2)                                  3,995              69,273

         Marvel Enterprises Inc. "C" Warrants (Expires 10/02/0(1)                                     66                   1
         Mattel Inc.                                                                               6,198             111,502
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     180,776
         -------------------------------------------------------------------------------------------------------------------
         TRANSPORTATION--0.29%
         -------------------------------------------------------------------------------------------------------------------
         Burlington Northern Santa Fe Corp.                                                        5,838             158,268
         CNF Transportation Inc.                                                                   1,862              55,916
         CSX Corp.                                            (1)                                  3,732             131,889
         FedEx Corp.                                          (1)                                  4,929             207,511
         Kansas City Southern Industries Inc.                 (1)                                  4,045              52,585
         Norfolk Southern Corp.                                                                    6,812             126,839
         Old Dominion Freight Line Inc.                       (1)                                  2,916              32,426
         Union Pacific Corp.                                                                       3,422             182,290

         United Parcel Service Inc.                                                                1,292              71,357
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,019,081
         -------------------------------------------------------------------------------------------------------------------
         TRUCKING & LEASING--0.02%
         -------------------------------------------------------------------------------------------------------------------

         GATX Corporation                                                                          1,859              72,984
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                      72,984
         -------------------------------------------------------------------------------------------------------------------
         WATER--0.04%
         -------------------------------------------------------------------------------------------------------------------
         American Water Works Inc.                                                                 1,341              46,130
         Connecticut Water Service Inc.                                                            1,544              61,142
         Middlesex Water Co.                                                                       1,155              38,658
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     145,930
         -------------------------------------------------------------------------------------------------------------------
         TOTAL U.S. COMMON STOCKS
         (Cost: $208,828,055)                                                                                    171,394,799
         -------------------------------------------------------------------------------------------------------------------
         INTERNATIONAL COMMON STOCKS--16.59%

         AUSTRALIA--0.83%
         -------------------------------------------------------------------------------------------------------------------
         Coles Myer Ltd. ADR                                                                      10,219             308,614
         National Australia Bank ADR                          (2)                                 11,366           1,007,482
         News Corporation Ltd. ADR                            (2)                                  8,760             285,488
         Rio Tinto PLC ADR                                                                         9,615             703,818
         Westpac Banking Corp. ADR                                                                16,195             596,786
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,902,188
         -------------------------------------------------------------------------------------------------------------------
         CANADA--0.23%
         -------------------------------------------------------------------------------------------------------------------
         Alcan Aluminum Ltd.                                                                       4,651             168,924
         Barrick Gold Corp.                                   (2)                                  7,507             120,262
         Inco Ltd.                                            (1)                                  4,948              82,236
         Nortel Networks Corp.                                                                    48,915             306,208
         Placer Dome Inc.                                                                         11,222             124,003
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     801,633
         -------------------------------------------------------------------------------------------------------------------
         DENMARK--0.95%
         -------------------------------------------------------------------------------------------------------------------
         Novo-Nordisk A/S ADR                                                                     65,778           2,736,365
         TDC A/S ADR                                                                              33,035             591,327
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   3,327,692
         -------------------------------------------------------------------------------------------------------------------
         FINLAND--0.20%
         -------------------------------------------------------------------------------------------------------------------
         Nokia OYJ ADR                                                                            44,658             702,917
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     702,917
         -------------------------------------------------------------------------------------------------------------------
         FRANCE--2.38%
         -------------------------------------------------------------------------------------------------------------------
         Alcatel SA ADR                                       (2)                                 39,930             622,908
         Aventis SA ADR                                                                           23,879           1,743,167
         AXA-UAP ADR                                                                              44,745           1,232,725
         France Telecom SA ADR                                (2)                                  6,308             207,849
         LVMH Moet-Hennessy Louis Vuitton ADR                 (2)                                 50,469             494,596
         Total Fina SA ADR                                                                        49,505           3,655,944
         Total Fina SA Warrants (Expires 08/08/03)            (1)                                     81               2,329
         Vivendi Universal SA ADR                             (2)                                  7,022             384,174
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,343,692
         -------------------------------------------------------------------------------------------------------------------
         GERMANY--0.78%
         -------------------------------------------------------------------------------------------------------------------
         DaimlerChrysler AG                                   (2)                                 40,129           1,763,670
         Deutsche Telekom AG ADR                              (2)                                 37,720             586,546
         SAP AG ADR                                           (2)                                 11,445             394,738
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,744,954
         -------------------------------------------------------------------------------------------------------------------
         IRELAND--0.34%
         -------------------------------------------------------------------------------------------------------------------
         Allied Irish Banks PLC ADR                           (2)                                 53,666           1,199,435
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,199,435
         -------------------------------------------------------------------------------------------------------------------
         ITALY--0.66%
         -------------------------------------------------------------------------------------------------------------------
         Benetton Group SpA ADR                                                                   23,003             624,531
         ENI-Ente Nazionale Idrocarburi SpA ADR               (2)                                  7,224             486,898

         Fiat SpA ADR                                         (2)                                 21,073             489,947
         San Paolo-IMI SpA ADR                                (2)                                 28,328             709,616
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,310,992
         -------------------------------------------------------------------------------------------------------------------
         JAPAN--3.14%
         -------------------------------------------------------------------------------------------------------------------
         Canon Inc. ADR                                                                           12,647             384,722
         Fuji Photo Film Co. Ltd. ADR                                                              9,554             355,887
         Hitachi Ltd. ADR                                                                          5,744             459,807
         Honda Motor Company Ltd. ADR                                                              6,469             472,237
         Ito-Yokado Co. Ltd. ADR                                                                  11,793             452,026
         Japan Air Lines ADR                                                                      74,271             438,273
         Kirin Brewery Co. Ltd. ADR                                                                9,401             721,527
         Kubota Corp. ADR                                                                         10,876             750,444
         Kyocera Corp. ADR                                                                         4,071             272,798
         Makita Corp. ADR                                                                         11,884              73,087
         Matsushita Electric Industrial Co. ADR               (2)                                 29,617             446,032
         Mitsubishi Corp. ADR                                                                     33,966             560,439
         Mitsui & Co. ADR                                                                          4,626             634,919
         NEC Corp. ADR                                                                            43,730             540,896
         Nippon Telegraph & Telephone Corp. ADR               (2)                                 23,409             528,809
         Nissan Motor Co. Ltd. ADR                                                                40,594             470,890
         Pioneer Corp. ADR                                                                        16,460             323,439
         Ricoh Corp. Ltd. ADR                                                                      5,024             406,944
         Sony Corp. ADR                                                                            7,740             347,526
         Tokio Marine and Fire Insurance Co. Ltd. ADR                                             25,899           1,349,597
         Toyota Motor Corp. ADR                                                                   16,858           1,030,024
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                  11,020,323
         -------------------------------------------------------------------------------------------------------------------
         NETHERLANDS--1.92%
         -------------------------------------------------------------------------------------------------------------------
         Abn Amro Holding NV ADR                                                                  42,781             787,170
         Aegon NV ADR                                                                             21,053             635,801
         Akzo Nobel NV ADR                                                                        12,353             553,291
         Elsevier NV ADR                                                                          38,913             980,608
         ING Groep NV ADR                                                                         16,996             538,433
         Koninklijke (Royal) Philips Electonics NV ADR                                            22,377             599,032
         Koninklijke Ahold NV ADR                             (2)                                 29,783             901,840
         Royal Dutch Petroleum Co. - NY Shares                                                    22,014           1,246,653
         Unilever NV - NY Shares                                                                   8,456             516,577
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,759,405
         -------------------------------------------------------------------------------------------------------------------
         NEW ZEALAND--0.05%
         -------------------------------------------------------------------------------------------------------------------
         Telecom Corp. of New Zealand Ltd. ADR                (2)                                 10,375             182,911
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     182,911
         -------------------------------------------------------------------------------------------------------------------
         PORTUGAL--0.08%
         -------------------------------------------------------------------------------------------------------------------
         Banco Comercial Portugues ADR                        (1,2)                               14,551             287,382
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     287,382
         -------------------------------------------------------------------------------------------------------------------
         SINGAPORE--0.04%
         -------------------------------------------------------------------------------------------------------------------
         Chartered Semiconductor Manufacturing Ltd. ADR       (1,2)                                5,209             139,549
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     139,549
         -------------------------------------------------------------------------------------------------------------------
         SPAIN--0.76%
         -------------------------------------------------------------------------------------------------------------------
         Banco Bilbao Vizcaya Argentaria SA ADR               (2)                                 41,026             535,389
         Banco Santander Central Hispano SA ADR               (2)                                118,876           1,087,715
         Repsol SA ADR                                                                            24,863             420,433
         Telefonica SA ADR                                    (1,2)                               17,507             617,122
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,660,659
         -------------------------------------------------------------------------------------------------------------------
         SWEDEN--0.15%
         -------------------------------------------------------------------------------------------------------------------
         Telefonaktiebolaget LM Ericsson AB ADR                                                  109,241             544,020
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     544,020
         -------------------------------------------------------------------------------------------------------------------
         SWITZERLAND--0.13%
         -------------------------------------------------------------------------------------------------------------------
         Adecco SA ADR                                                                            29,005             352,701
         Sulzer Medica ADR                                    (2)                                 14,966             112,245

         -------------------------------------------------------------------------------------------------------------------
                                                                                                                     464,946
         -------------------------------------------------------------------------------------------------------------------
         UNITED KINGDOM--3.95%
         -------------------------------------------------------------------------------------------------------------------
         AstraZeneca PLC ADR                                  (2)                                 24,885           1,206,923
         Barclays PLC ADR                                     (2)                                  8,537           1,067,125
         BP Amoco PLC ADR                                                                         22,914           1,165,864
         British Sky Broadcasting PLC ADR                     (1,2)                                6,736             460,742
         British Telecom PLC ADR                              (2)                                 14,358             898,954
         Cadbury Schweppes PLC ADR                                                                28,624             776,283
         Diageo PLC ADR                                                                           40,162           1,630,176
         GlaxoSmithKline PLC ADR                                                                  64,078           3,392,930
         Hanson PLC ADR                                                                           24,474             949,836
         Hong Kong & Shanghai Banking ADR                     (2)                                  7,425             441,342
         Reuters Group PLC ADR                                                                     7,085             479,655
         Vodafone Group PLC ADR                                                                   70,313           1,416,807
         -------------------------------------------------------------------------------------------------------------------
                                                                                                                  13,886,637
         -------------------------------------------------------------------------------------------------------------------

         TOTAL INTERNATIONAL COMMON STOCKS
         (Cost: $72,420,170)                                                                                      58,279,335
         -------------------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $281,248,225)                                                                                    229,674,134
         -------------------------------------------------------------------------------------------------------------------

         Security                                                                            Face Amount               Value
         -------------------------------------------------------------------------------------------------------------------

         U.S. GOVERNMENT OBLIGATIONS--33.96%
         -------------------------------------------------------------------------------------------------------------------
         U.S. Treasury Bonds
           7.63%, 02/15/07                                                                       200,000             203,680
           8.75%, 11/15/08                                                                       200,000             219,906
           9.13%, 05/15/09                                                                       300,000             337,992
           9.38%, 02/15/06                                                                       450,000             540,914
           10.00%, 05/15/10                                                                      300,000             356,777
           10.75%, 02/15/03                                                                      300,000             330,281
           10.75%, 05/15/03                                                                      600,000             670,313
           10.75%, 08/15/05                                                                    1,400,000           1,723,968
           11.13%, 08/15/03                                                                      300,000             341,555
           11.63%, 11/15/02                                                                      170,000             186,183
           11.63%, 11/15/04                                                                      500,000             610,938
           11.88%, 11/15/03                                                                      550,000             643,328
           12.00%, 05/15/05                                                                      300,000             379,031
           12.38%, 05/15/04                                                                      400,000             485,453
           13.75%, 08/15/04                                                                      100,000             126,766
         U.S. Treasury Notes
           4.00%, 04/30/03                                                                     2,900,000           2,920,277
           4.25%, 11/15/03                                                                     1,300,000           1,314,167
           4.63%, 02/28/03                                    (2)                              2,900,000           2,946,899
           4.75%, 01/31/03                                    (2)                              1,100,000           1,119,336
           4.75%, 02/15/04                                    (2)                              3,900,000           3,984,400
           4.75%, 11/15/08                                                                     9,100,000           9,092,893
           5.13%, 12/31/02                                                                     1,250,000           1,277,441
           5.25%, 08/15/03                                                                     1,100,000           1,133,300
           5.25%, 05/15/04                                    (2)                              6,250,000           6,466,800
           5.38%, 06/30/03                                                                     1,100,000           1,134,504
           5.50%, 01/31/03                                                                     1,100,000           1,130,507
           5.50%, 02/28/03                                                                     1,300,000           1,337,476
           5.50%, 03/31/03                                                                       900,000             926,965
           5.50%, 05/31/03                                                                       600,000             619,336
           5.50%, 02/15/08                                                                     1,000,000           1,047,109
           5.50%, 05/15/09                                    (2)                              1,050,000           1,096,512
           5.63%, 11/30/02                                                                       600,000             616,078
           5.63%, 12/31/02                                                                     1,100,000           1,131,195

           5.63%, 02/15/06                                                                     1,300,000           1,368,860
           5.63%, 05/15/08                                                                     2,600,000           2,736,094
           5.75%, 10/31/02                                                                     2,250,000           2,310,293
           5.75%, 11/30/02                                                                     2,850,000           2,930,379
           5.75%, 04/30/03                                                                     1,100,000           1,138,586
           5.75%, 08/15/03                                                                     3,250,000           3,378,476
           5.75%, 11/15/05                                    (2)                              4,600,000           4,847,250
           5.75%, 08/15/10                                                                     1,440,000           1,528,425
           5.88%, 09/30/02                                                                     1,700,000           1,745,356
           5.88%, 02/15/04                                                                     1,100,000           1,152,422
           5.88%, 11/15/04                                                                     3,900,000           4,105,206
           5.88%, 11/15/05                                                                     1,200,000           1,271,860
           6.00%, 09/30/02                                                                       900,000             924,961
           6.00%, 08/15/04                                                                     2,300,000           2,427,038
           6.13%, 08/31/02                                                                       900,000             924,433
           6.13%, 08/15/07                                                                     3,040,000           3,280,826
           6.25%, 08/31/02                                                                     3,100,000           3,188,158
           6.25%, 02/15/03                                                                       750,000             778,858
           6.25%, 02/15/07                                                                     1,350,000           1,462,641
           6.50%, 05/15/05                                    (2)                              1,100,000           1,186,023
           6.50%, 08/15/05                                                                     1,650,000           1,783,289
           6.50%, 10/15/06                                    (2)                              4,020,000           4,387,766
           6.50%, 02/15/10                                                                     1,830,000           2,034,303
           6.63%, 05/15/07                                                                     2,900,000           3,198,836
           6.75%, 05/15/05                                                                     3,250,000           3,526,250
           6.88%, 05/15/06                                                                     2,475,000           2,731,202
           7.00%, 07/15/06                                                                     1,600,000           1,776,688
           7.25%, 05/15/04                                                                     3,400,000           3,687,803
           7.25%, 08/15/04                                                                     1,900,000           2,070,109
           7.50%, 02/15/05                                                                     3,500,000           3,873,926
           7.88%, 11/15/04                                                                     1,000,000           1,111,602
         -------------------------------------------------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost: $115,757,996)                                                                                    119,320,199
         -------------------------------------------------------------------------------------------------------------------

         Security                                                                            Face Amount               Value
         -------------------------------------------------------------------------------------------------------------------
         SHORT TERM INSTRUMENTS--9.21%
         Dreyfus Money Market Fund                                                            15,238,683          15,238,683
                                                              (3)
         Goldman Sachs Financial Square Prime Obligation Fund                                  2,604,707           2,604,707
                                                              (3)
         Providian Temp Cash Money Market Fund                                                14,533,436          14,533,436
                                                              (3)
         -------------------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $32,376,826)                                                                                      32,376,826
         -------------------------------------------------------------------------------------------------------------------

         Security                                                                            Face Amount               Value
         -------------------------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT--0.30%
         -------------------------------------------------------------------------------------------------------------------

         Investors Bank & Trust Tri-Party Repurchase Agreement,
          dated 08/31/01, due 09/04/01, with a maturity value of
          $1,070,637 and an effective yield of 3.38%.                                          1,070,235           1,070,235
         -------------------------------------------------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
         (Cost: $1,070,235)                                                                                        1,070,235
         -------------------------------------------------------------------------------------------------------------------

         TOTAL INVESTMENTS IN SECURITIES -- 108.84%
         (Cost $430,453,282)                                                                                     382,441,394
         -------------------------------------------------------------------------------------------------------------------

         -------------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (8.84%)                                                               (31,071,757)
         -------------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                                  $351,369,637
         ===================================================================================================================

1        Non-income earning securities.
2        Denotes all or part of security on loan. See Note 4.
3 Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments
August 31, 2001 (Unaudited)

         Security                                                                            Shares                   Value
         ------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS--81.37%

         U.S. COMMON STOCKS--61.27%
         ADVERTISING--0.18%
         ------------------------------------------------------------------------------------------------------------------
         Harte-Hanks Inc.                                                                       880                  20,979
         Interpublic Group of Companies Inc.                                                  2,001                  54,187
         Omnicom Group Inc.                                                                   1,301                 101,205
         TMP Worldwide Inc.                                   (1,2)                           1,000                  44,850
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    221,221
         ------------------------------------------------------------------------------------------------------------------
         AEROSPACE / DEFENSE--0.69%
         ------------------------------------------------------------------------------------------------------------------
         Boeing Co.                                                                           5,559                 284,621
         General Dynamics Corp.                                                               1,352                 106,754
         Goodrich (B.F.) Co.                                                                    807                  25,864
         Lockheed Martin Corp.                                                                2,735                 109,017
         Northrop Grumman Corp.                                                                 443                  36,326
         Raytheon Co.                                                                         2,478                  65,147
         Rockwell Collins                                                                     1,215                  24,689
         United Technologies Corp.                                                            2,621                 179,276
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    831,694
         ------------------------------------------------------------------------------------------------------------------
         AIRLINES--0.21%
         ------------------------------------------------------------------------------------------------------------------
         AMR Corp.                                            (1)                             1,274                  40,755
         Continental Airlines Inc. "B"                        (1)                               486                  21,199
         Delta Air Lines Inc.                                                                   386                  14,900
         Northwest Airlines Corp. "A"                         (1)                               501                  10,561
         Southwest Airlines Co.                                                               4,760                  85,156
         U.S. Airways Group Inc.                              (1)                               488                   6,198
         UAL Corp.                                                                            2,315                  75,654
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    254,423
         ------------------------------------------------------------------------------------------------------------------
         APPAREL--0.13%
         ------------------------------------------------------------------------------------------------------------------
         Jones Apparel Group Inc.                             (1)                               746                  23,797
         Liz Claiborne Inc.                                                                     418                  21,924
         Nike Inc. "B"                                                                        1,671                  83,550
         VF Corp.                                                                               882                  30,491
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    159,762
         ------------------------------------------------------------------------------------------------------------------
         AUTO MANUFACTURERS--0.39%
         ------------------------------------------------------------------------------------------------------------------
         Ford Motor Company                                                                  11,192                 222,385
         General Motors Corp. "A"                                                             3,390                 185,602
         Navistar International Corp.                         (1)                               606                  20,768
         PACCAR Inc.                                                                            718                  39,705
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    468,460
         ------------------------------------------------------------------------------------------------------------------
         AUTO PARTS & EQUIPMENT--0.14%
         ------------------------------------------------------------------------------------------------------------------
         Dana Corp.                                                                           1,329                  26,048
         Delphi Automotive Systems Corp.                                                      3,686                  55,253
         Goodyear Tire & Rubber Co.                                                           1,014                  24,843
         TRW Inc.                                                                               928                  32,666
         Visteon Corp.                                                                        1,365                  23,341
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    162,151
         ------------------------------------------------------------------------------------------------------------------
         BANKS--4.69%
         ------------------------------------------------------------------------------------------------------------------
         AmSouth Bancorp                                                                      2,931                  55,748
         Associated Bancorp                                                                   1,135                  38,488
         Bank of America Corp.                                                                8,625                 530,437

         Bank of New York Co. Inc.                                                            4,533                 179,960
         Bank One Corp.                                                                       6,966                 241,651
         BB&T Corp.                                                                           2,424                  89,155
         Charter One Financial Inc.                                                           1,324                  38,661
         City National Corp.                                                                  3,658                 170,243
         Comerica Inc.                                                                        1,087                  64,948
         Commerce Bancshares Inc.                                                               575                  23,224
         Compass Bancshares Inc.                                                              1,104                  29,422
         Dime Bancorp Inc.                                                                    1,073                  41,418
         Fifth Third Bancorp                                                                  3,599                 209,822
         First Tennessee National Corp.                                                       5,662                 182,373
         First Union Corp.                                                                    5,315                 182,941
         First Virginia Banks Inc.                                                              539                  24,767
         FleetBoston Financial Corp.                                                          5,610                 206,616
         Golden West Financial Corp.                                                          1,108                  64,120
         Hibernia Corp. "A"                                                                   1,646                  28,459
         Huntington Bancshares Inc.                                                           2,058                  37,414
         JP Morgan Chase & Co.                                                               10,322                 406,687
         KeyCorp                                                                              2,839                  71,259
         M&T Bank Corp.                                                                         799                  58,047
         Marshall & Ilsley Corp.                                                              1,702                  94,665
         Mellon Financial Corp.                                                               2,981                 105,080
         Mercantile Bankshares Corp.                                                            825                  33,619
         National City Corp.                                                                  3,666                 113,169
         National Commerce Financial Corp.                                                    1,118                  28,352
         North Fork Bancorp                                                                   1,377                  41,035
         Northern Trust Corp.                                                                 1,322                  74,957
         Pacific Century Financial Corp.                                                        883                  23,064
         PNC Financial Services Group                                                         1,751                 116,599
         Regions Financial Corp.                                                              3,498                 102,841
         Sky Financial Group Inc.                                                             1,108                  22,160
         SouthTrust Corp.                                                                     2,116                  51,546
         State Street Corp.                                                                   2,007                  97,460
         SunTrust Banks Inc.                                                                  1,764                 120,481
         Synovus Financial Corp.                                                              1,821                  56,087
         TCF Financial Corp.                                                                  1,104                  50,122
         Trustmark Corp.                                                                        844                  18,906
         U.S. Bancorp                                                                        11,980                 290,395
         Union Planters Corp.                                                                 3,594                 159,933
         Valley National Bancorp                                                              1,361                  38,870
         Wachovia Corp.                                                                       1,341                  93,401
         Washington Federal Inc.                                                              1,380                  34,252
         Washington Mutual Inc.                                                               7,138                 267,247
         Wells Fargo & Company                                                                9,845                 452,968
         Wilmington Trust Corp.                                                                 294                  17,925
         Zions Bancorp                                                                        2,535                 145,154
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,626,148
         ------------------------------------------------------------------------------------------------------------------
         BEVERAGES--1.14%
         ------------------------------------------------------------------------------------------------------------------
         Anheuser-Busch Companies Inc.                                                        4,572                 196,779
         Brown-Forman Corp. "B"                                                                 431                  27,799
         Coca-Cola Co.                                                                       12,810                 623,463
         Coca-Cola Enterprises Inc.                           (2)                             2,670                  40,504
         Coors (Adolf) Company "B"                                                              254                  11,760
         PepsiAmericas Inc.                                                                     797                  12,513
         PepsiCo Inc.                                                                         9,611                 451,717
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,364,535
         ------------------------------------------------------------------------------------------------------------------
         BIOTECHNOLOGY--0.71%
         ------------------------------------------------------------------------------------------------------------------
         Amgen Inc.                                           (1)                             6,931                 445,663
         Applera Corp. - Celera Genomics Group                (1)                               676                  17,948
         Biogen Inc.                                          (1)                             1,066                  64,344

         Chiron Corp.                                         (1)                             1,372                  63,963
         CuraGen Corp.                                        (1)                               846                  17,250
         Genentech Inc.                                       (1)                             1,015                  46,588
         Genzyme Corp. - General Division                     (1)                             1,154                  65,363
         IDEC Pharmaceuticals Corp.                           (2)                             1,100                  65,197
         Immunex Corp.                                        (1,2)                           1,714                  29,789
         Millennium Pharmaceuticals Inc.                      (1)                             1,338                  36,795
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    852,900
         ------------------------------------------------------------------------------------------------------------------
         BROADCASTING--0.01%
         ------------------------------------------------------------------------------------------------------------------

         Cablevision Systems Corporation-Rainbow Media Group  (1)                               377                   8,973
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                      8,973
         ------------------------------------------------------------------------------------------------------------------
         BUILDING MATERIALS--0.12%
         ------------------------------------------------------------------------------------------------------------------
         American Standard Companies Inc.                     (1)                               491                  34,296
         Masco Corp.                                                                          2,990                  77,202
         Vulcan Materials Co.                                                                   671                  32,215
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    143,713
         ------------------------------------------------------------------------------------------------------------------
         CHEMICALS--0.87%
         ------------------------------------------------------------------------------------------------------------------
         Air Products & Chemicals Inc.                                                        1,707                  72,377
         Ashland Inc.                                                                           450                  19,080
         Cabot Corp.                                                                            809                  32,659
         Cabot Microelectronics Corp.                         (1)                               553                  38,738
         Crompton Corp.                                                                       1,379                  12,549
         Dow Chemical Co.                                                                     5,557                 194,828
         Du Pont (E.I.) de Nemours                                                            6,338                 259,668
         Eastman Chemical Co.                                                                   822                  31,885
         Engelhard Corp.                                                                      1,064                  27,802
         IMC Global Inc.                                                                      1,055                  12,460
         Lubrizol Corp.                                                                         831                  29,899
         Lyondell Chemical Co.                                                                1,089                  14,821
         Millennium Chemicals Inc.                                                              895                  12,029
         Olin Corp.                                                                             597                   9,886
         PPG Industries Inc.                                                                  1,278                  69,165
         Praxair Inc.                                                                         1,071                  50,412
         Rohm & Haas Co. "A"                                                                  1,409                  50,597
         Sherwin-Williams Co.                                                                 1,202                  27,225
         Sigma-Aldrich Corp.                                                                    841                  38,358
         Solutia Inc.                                                                         1,174                  16,213
         Valspar Corp.                                                                          627                  23,293
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,043,944
         ------------------------------------------------------------------------------------------------------------------
         COAL--0.01%
         ------------------------------------------------------------------------------------------------------------------

         Massey Energy Co.                                                                      573                  11,259
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     11,259
         ------------------------------------------------------------------------------------------------------------------
         COMMERCIAL SERVICES--0.82%
         ------------------------------------------------------------------------------------------------------------------
         Apollo Group Inc. "A"                                (1)                             1,117                  43,976
         Arbitron Inc.                                        (1)                               375                  11,044
         Block (H & R) Inc.                                                                   1,440                  56,030
         Caremark Rx Inc.                                     (1,2)                           2,238                  39,098
         Cendant Corp.                                        (1,2)                           7,495                 142,930
         Comdisco Inc.                                                                          995                     905
         Concord EFS Inc.                                     (1)                             1,696                  88,989
         Convergys Corp.                                      (1)                             1,507                  42,301
         Deluxe Corp.                                                                         1,035                  33,969
         Donnelley (R.R.) & Sons Co.                                                          1,257                  37,484
         Dun & Bradstreet Corp.                               (1)                               774                  25,821
         Ecolab Inc.                                                                            889                  35,631
         Equifax Inc.                                                                         1,089                  28,347
         First Health Group Corp.                             (1,2)                           1,014                  28,392
         Manpower Inc.                                                                          788                  24,286

         McKesson HBOC Inc.                                                                   1,944                  76,302
         Modis Professional Services Inc.                     (1)                             1,184                   7,353
         Moody's Corp.                                                                        1,295                  44,535
         Paychex Inc.                                                                         2,461                  91,229
         Quintiles Transnational Corp.                        (1)                             1,023                  17,913
         Robert Half International Inc.                       (1)                             1,584                  39,426
         Servicemaster Co.                                                                    2,027                  23,716
         Valassis Communications Inc.                         (1)                               488                  17,285
         Viad Corp.                                                                             912                  23,986
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    980,948
         ------------------------------------------------------------------------------------------------------------------
         COMPUTERS--3.36%
         ------------------------------------------------------------------------------------------------------------------
         Affiliated Computer Services Inc. "A"                (1,2)                             380                  31,073
         Apple Computer Inc.                                  (1)                             1,903                  35,301
         Brocade Communications System Inc.                   (1)                               888                  21,356
         Ceridian Corp.                                       (1)                             1,031                  20,053
         Cisco Systems Inc.                                   (1)                            45,782                 747,620
         Commerce One Inc.                                    (1)                             1,015                   3,309
         Compaq Computer Corp.                                                               10,641                 131,416
         Computer Sciences Corp.                              (1)                             1,172                  44,067
         Dell Computer Corp.                                  (1)                            17,312                 370,131
         Diebold Inc.                                                                           794                  29,973
         DST Systems Inc.                                     (1)                               519                  24,834
         Echelon Corp.                                        (1,2)                             592                   9,732
         Electronic Data Systems Corp.                                                        2,978                 175,642
         Electronics For Imaging Inc.                         (1)                               377                   7,713
         EMC Corp.                                            (1)                            14,576                 225,345
         Enterasys Networks Inc.                              (1)                             1,329                  13,489
         Gateway Inc.                                         (1)                             2,019                  18,110
         Hewlett-Packard Co.                                                                 12,209                 283,371
         International Business Machines Corp.                                               11,221               1,122,100
         Internet Security Systems Inc.                       (1)                               380                   5,939
         Iomega Corp.                                         (1)                             2,424                   3,321
         Juniper Networks Inc.                                (1)                             1,634                  22,876
         Lexmark International Group Inc. "A"                 (1)                               851                  44,295
         Maxtor Corp.                                         (1,2)                           1,755                  10,583
         McDATA Corporation "A"                               (1)                               487                   6,954
         Mentor Graphics Corp.                                (1)                             1,504                  24,816
         NCR Corp.                                            (1)                               614                  23,240
         Network Appliance Inc.                               (1)                             2,057                  26,659
         Palm Inc.                                            (1)                             3,659                  13,099
         Quantum DLT & Storage Group                          (1)                             1,386                  12,155
         Redback Networks Inc.                                (1)                               550                   2,244
         Riverstone Networks Inc.                             (1)                               681                   6,456
         RSA Security Inc.                                    (1)                               545                  10,486
         Sapient Corp.                                        (1)                             1,142                   6,178
         Silicon Graphics Inc.                                (1)                             2,410                   1,060
         Storage Technology Corp.                             (1)                               726                  10,382
         Sun Microsystems Inc.                                (1)                            21,723                 248,728
         SunGard Data Systems Inc.                            (1)                             1,864                  44,084
         Synopsys Inc.                                        (1)                               599                  27,638
         3Com Corp.                                           (1)                             2,048                   8,417
         Unisys Corp.                                         (1)                             1,914                  22,623
         VeriSign Inc.                                        (1,2)                           1,125                  46,181
         Veritas Software Corp.                               (1)                             2,877                  82,627
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,025,676
         ------------------------------------------------------------------------------------------------------------------
         COSMETICS / PERSONAL CARE--1.02%
         ------------------------------------------------------------------------------------------------------------------
         Alberto-Culver Co. "B"                               (2)                               487                  20,975
         Avon Products Inc.                                   (2)                             1,533                  70,717
         Colgate-Palmolive Co.                                                                3,190                 172,738
         Estee Lauder Companies Inc. "A"                      (2)                               528                  20,513

         Gillette Co.                                                                         5,985                 183,440
         International Flavors & Fragrances Inc.                                                921                  27,768
         Kimberly-Clark Corp.                                                                 2,981                 184,971
         Procter & Gamble Co.                                                                 7,273                 539,293
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,220,415
         ------------------------------------------------------------------------------------------------------------------
         DISTRIBUTION / WHOLESALE--0.18%
         ------------------------------------------------------------------------------------------------------------------
         Costco Wholesale Corp.                               (1)                             2,860                 106,993
         Fastenal Co.                                         (2)                               259                  17,029
         Genuine Parts Co.                                                                    1,175                  36,143
         Grainger (W.W.) Inc.                                                                   691                  29,236
         Tech Data Corp.                                      (1)                               537                  21,963
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    211,364
         ------------------------------------------------------------------------------------------------------------------
         DIVERSIFIED FINANCIAL SERVICES--3.88%
         ------------------------------------------------------------------------------------------------------------------
         American Express Co.                                                                 7,592                 276,501
         Bear Stearns Companies Inc.                                                          2,341                 122,177
         Capital One Financial Corp.                                                          1,433                  79,689
         Citigroup Inc.                                                                      30,386               1,390,159
         Countrywide Credit Industries Inc.                                                     817                  33,905
         Edwards (A.G.) Inc.                                                                    846                  34,517
         Fannie Mae                                                                           6,242                 475,703
         Franklin Resources Inc.                                                              1,930                  79,188
         Freddie Mac                                                                          4,988                 313,645
         Goldman Sachs Group Inc. (The)                       (2)                             2,480                 198,648
         Household International Inc.                                                         2,955                 174,641
         Legg Mason Inc.                                                                        528                  23,607
         Lehman Brothers Holdings Inc.                                                        2,569                 168,655
         MBNA Corp.                                                                           5,419                 188,364
         Merrill Lynch & Co. Inc.                                                             5,945                 306,762
         Morgan Stanley Dean Witter & Co.                                                     7,358                 392,549
         Providian Financial Corp.                            (2)                             2,006                  78,354
         Schwab (Charles) Corp.                                                               9,019                 112,377
         Stilwell Financial Inc.                                                              1,680                  48,048
         T Rowe Price Group Inc.                                                              1,053                  39,372
         USA Education Inc.                                   (2)                             1,362                 107,884
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,644,745
         ------------------------------------------------------------------------------------------------------------------
         ELECTRIC--1.46%
         ------------------------------------------------------------------------------------------------------------------
         AES Corp.                                            (1)                             3,479                 115,224
         Ameren Corp.                                                                           827                  34,114
         American Electric Power Inc.                                                         1,891                  86,551
         Calpine Corp.                                        (1)                             1,846                  60,955
         Cinergy Corp.                                                                        1,009                  32,490
         Consolidated Edison Inc.                             (2)                             1,612                  65,931
         Constellation Energy Group Inc.                                                      1,074                  32,241
         Dominion Resources Inc.                                                              1,531                  96,376
         DTE Energy Co.                                       (2)                             1,012                  43,809
         Duke Energy Corp.                                                                    4,604                 180,983
         Edison International                                                                 2,510                  34,161
         Entergy Corp.                                                                        1,355                  52,195
         Exelon Corp.                                                                         2,084                 113,786
         FirstEnergy Corp.                                                                    1,349                  44,369
         FPL Group Inc.                                                                       1,125                  61,144
         GPU Inc.                                                                               905                  34,553
         Mirant Corp.                                         (1)                             1,454                  41,657
         Niagara Mohawk Holdings Inc.                         (1)                             1,853                  32,316
         NiSource Inc.                                                                        1,782                  44,924
         PG&E Corp.                                                                           2,726                  44,706
         Pinnacle West Capital Corp.                                                            592                  26,409
         PPL Corp.                                                                            1,215                  52,670
         Progress Energy Inc.                                                                 1,348                  56,198
         Public Service Enterprise Group Inc.                                                 1,314                  60,838

         Reliant Energy Inc.                                                                  2,083                  62,615
         Southern Co.                                                                         4,106                  95,136
         TXU Corporation                                                                      1,561                  74,116
         Xcel Energy Inc.                                                                     2,500                  68,500
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,748,967
         ------------------------------------------------------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.18%
         ------------------------------------------------------------------------------------------------------------------
         American Power Conversion Corp.                      (1)                             1,623                  22,446
         Emerson Electric Co.                                                                 2,259                 121,082
         Hubbell Inc. "B"                                                                     1,209                  35,218
         Molex Inc.                                                                           1,352                  42,683
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    221,429
         ------------------------------------------------------------------------------------------------------------------
         ELECTRONICS--0.65%
         ------------------------------------------------------------------------------------------------------------------
         Agilent Technologies Inc.                            (1)                             4,010                 106,265
         Applera Corp. - Applied Biosystems Group                                             1,428                  35,714
         Arrow Electronics Inc.                               (1)                               745                  19,959
         Avnet Inc.                                                                             673                  16,206
         AVX Corp.                                                                              580                  12,267
         Jabil Circuit Inc.                                   (1,2)                           1,408                  32,539
         Johnson Controls Inc.                                                                2,396                 175,507
         Millipore Corp.                                                                        412                  26,141
         Parker Hannifin Corp.                                                                  887                  39,028
         PerkinElmer Inc.                                                                       768                  24,637
         Sanmina Corp.                                        (1)                             1,996                  35,948
         SCI Systems Inc.                                     (1)                             1,040                  25,480
         Sensormatic Electronics Corp.                        (1)                               692                  16,207
         Solectron Corp.                                      (1,2)                           4,169                  56,698
         Symbol Technologies Inc.                                                             1,662                  22,437
         Tektronix Inc.                                       (1)                               844                  16,492
         Thermo Electron Corp.                                (1)                             1,302                  28,214
         Thomas & Betts Corp.                                                                   525                  11,240
         Varian Inc.                                          (1)                               844                  25,058
         Vishay Intertechnology Inc.                          (1)                               910                  21,230
         Waters Corp.                                         (1)                             1,057                  35,018
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    782,285
         ------------------------------------------------------------------------------------------------------------------
         ENGINEERING & CONSTRUCTION--0.04%
         ------------------------------------------------------------------------------------------------------------------
         Fluor Corp.                                                                          1,081                  49,002
         Washington Group Warrants (Expires 03/11/03)         (1)                                25                       1
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     49,003
         ------------------------------------------------------------------------------------------------------------------
         ENTERTAINMENT--0.05%
         ------------------------------------------------------------------------------------------------------------------
         International Game Technology Inc.                   (1)                               785                  42,013
         Macrovision Corp.                                    (1)                               423                  18,447
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     60,460
         ------------------------------------------------------------------------------------------------------------------
         ENVIRONMENTAL CONTROL--0.11%
         ------------------------------------------------------------------------------------------------------------------
         Waste Management Inc.                                                                4,151                 128,390
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    128,390
         ------------------------------------------------------------------------------------------------------------------
         FOOD--1.27%
         ------------------------------------------------------------------------------------------------------------------
         Albertson's Inc.                                                                     2,601                  91,009
         Archer-Daniels-Midland Co.                                                           4,171                  56,011
         Campbell Soup Co.                                                                    3,018                  85,077
         ConAgra Foods Inc.                                                                   3,226                  74,037
         Dean Foods Co.                                                                         260                  11,209
         Dole Food Co.                                                                          719                  17,249
         Flowers Foods Inc.                                   (1)                               167                   6,747
         General Mills Inc.                                                                   1,623                  71,964
         Heinz (H.J.) Co.                                                                     1,978                  89,366
         Hershey Foods Corp.                                                                  1,061                  68,413
         Hormel Foods Corp.                                                                     728                  18,542
         IBP Inc.                                                                               492                  12,300

         Kellogg Co.                                                                          2,933                  93,827
         Kroger Co.                                           (1)                             5,143                 136,907
         McCormick & Co. Inc.                                                                   690                  31,188
         Ralston Purina Group                                                                 1,990                  65,033
         Safeway Inc.                                         (1)                             3,260                 147,059
         Sara Lee Corp.                                                                       5,150                 113,300
         Smithfield Foods Inc.                                (1)                               507                  22,435
         Suiza Foods Corp.                                    (1,2)                             259                  15,017
         SUPERVALU Inc.                                                                         904                  18,966
         Sysco Corp.                                                                          4,812                 134,832
         Whole Foods Market Inc.                              (1,2)                             867                  30,510
         Winn-Dixie Stores Inc.                                                               1,163                  26,109
         Wrigley (William Jr.) Co.                                                            1,650                  82,731
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,519,838
         ------------------------------------------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER--0.44%
         ------------------------------------------------------------------------------------------------------------------
         Boise Cascade Corp.                                                                    451                  16,552
         Bowater Inc.                                                                         2,500                 118,600
         Georgia-Pacific (Timber Group)                                                         735                  29,047
         Georgia-Pacific Corp.                                (2)                             1,535                  56,089
         International Paper Co.                                                              3,005                 120,561
         Mead Corp.                                                                             765                  25,429
         Temple-Inland Inc.                                                                     397                  23,169
         Westvaco Corp.                                                                         688                  20,950
         Weyerhaeuser Co.                                                                     1,319                  74,853
         Willamette Industries Inc.                                                             767                  37,200
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    522,450
         ------------------------------------------------------------------------------------------------------------------
         GAS--0.04%
         ------------------------------------------------------------------------------------------------------------------
         Sempra Energy                                                                        1,553                  42,071
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     42,071
         ------------------------------------------------------------------------------------------------------------------
         HAND / MACHINE TOOLS--0.06%
         ------------------------------------------------------------------------------------------------------------------
         Black & Decker Corp.                                                                   517                  20,334
         SPX Corp.                                            (1,2)                             218                  25,343
         Stanley Works (The)                                                                    698                  29,239
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     74,916
         ------------------------------------------------------------------------------------------------------------------
         HEALTH CARE--2.48%
         ------------------------------------------------------------------------------------------------------------------
         Aetna Inc.                                           (1)                               702                  20,990
         Apogent Technologies Inc.                            (1)                             1,095                  26,324
         Bard (C.R.) Inc.                                                                       603                  34,884
         Bausch & Lomb Inc.                                   (2)                               446                  16,221
         Baxter International Inc.                                                            3,670                 189,372
         Beckman Coulter Inc.                                                                   566                  25,878
         Becton Dickinson & Co.                                                               1,668                  59,931
         Biomet Inc.                                                                          1,992                  55,039
         Boston Scientific Corp.                              (1)                             2,882                  55,046
         Guidant Corp.                                        (1)                             2,186                  78,958
         HCA - The Healthcare Company                                                         3,655                 167,180
         Health Management Associates Inc. "A"                (1)                             1,582                  31,561
         Health Net Inc.                                      (1)                             3,040                  57,365
         Healthsouth Corp.                                    (1)                             3,591                  64,925
         IDEXX Laboratories Inc.                              (1)                             1,369                  33,116
         Johnson & Johnson                                                                   18,326                 965,963
         Lincare Holdings Inc.                                (1)                             2,364                  67,161
         Medtronic Inc.                                                                       7,927                 360,996
         Oxford Health Plans Inc.                             (1)                               759                  22,755
         PacifiCare Health Systems Inc. "A"                   (1,2)                             409                   6,012
         Quest Diagnostics Inc.                               (1)                               716                  44,857
         St. Jude Medical Inc.                                (1)                               636                  43,757
         Steris Corp.                                         (1)                             1,145                  24,778
         Stryker Corp.                                                                        1,286                  70,511

         Tenet Healthcare Corp.                               (1)                             2,372                 131,456
         UnitedHealth Group Inc.                                                              1,979                 134,691
         Universal Health Services Inc. "B"                   (1)                               519                  24,549
         Varian Medical Systems Inc.                          (1)                               971                  64,086
         Wellpoint Health Networks Inc.                       (1)                               498                  53,027
         Zimmer Holdings Inc.                                 (1)                             1,280                  34,816
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,966,205
         ------------------------------------------------------------------------------------------------------------------
         HOLDING COMPANIES-DIVERSIFIED--0.35%
         ------------------------------------------------------------------------------------------------------------------
         Berkshire Hathaway Inc. "A"                          (1)                                 6                 416,400
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    416,400
         ------------------------------------------------------------------------------------------------------------------
         HOME BUILDERS--0.02%
         ------------------------------------------------------------------------------------------------------------------
         Clayton Homes Inc.                                                                   1,189                  18,204
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     18,204
         ------------------------------------------------------------------------------------------------------------------
         HOME FURNISHINGS--0.17%
         ------------------------------------------------------------------------------------------------------------------
         Ethan Allen Interiors Inc.                                                           1,003                  35,406
         Leggett & Platt Inc.                                                                 1,420                  33,398
         Maytag Corp.                                                                         3,549                 109,061
         Whirlpool Corp.                                                                        451                  29,775
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    207,640
         ------------------------------------------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS / WARES--0.16%
         ------------------------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                                                         1,269                  16,776
         Avery Dennison Corp.                                                                   746                  38,352
         Clorox Co.                                                                           1,521                  56,657
         Dial Corp.                                                                             767                  12,924
         Fortune Brands Inc.                                                                    833                  31,862
         Newell Rubbermaid Inc.                                                               1,743                  39,915
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    196,486
         ------------------------------------------------------------------------------------------------------------------
         INSURANCE--2.69%
         ------------------------------------------------------------------------------------------------------------------
         AFLAC Inc.                                                                           3,350                  92,192
         Allmerica Financial Corp.                                                              429                  22,853
         Allstate Corp.                                                                       4,508                 152,956
         Ambac Financial Group Inc.                                                             742                  43,926
         American Financial Group Inc.                                                          592                  13,865
         American International Group Inc.                                                   15,227               1,190,751
         American National Insurance Co.                                                        169                  13,336
         AON Corp.                                                                            1,672                  62,096
         Chubb Corp.                                                                          1,129                  76,208
         CIGNA Corp.                                                                            822                  73,980
         Cincinnati Financial Corp.                                                           1,042                  41,680
         Conseco Inc.                                         (1)                             2,184                  20,049
         Hancock (John) Financial Services Inc.                                               2,607                 104,150
         Hartford Financial Services Group Inc.                                               1,468                  95,126
         Jefferson-Pilot Corp.                                                                  991                  46,101
         Lincoln National Corp.                                                               1,252                  62,425
         Loews Corp.                                                                          1,564                  76,354
         Markel Corp.                                         (1)                               169                  31,251
         Marsh & McLennan Companies Inc.                                                      1,712                 159,045
         MBIA Inc.                                                                              996                  53,794
         Mercury General Corp.                                                                  803                  31,558
         MetLife Inc.                                         (2)                             4,750                 144,875
         MGIC Investment Corp.                                                                  745                  52,076
         Old Republic International Corp.                                                     1,194                  32,059
         PMI Group Inc. (The)                                                                 1,548                 100,930
         Progressive Corporation                                                                515                  66,574
         Protective Life Corp.                                                                  566                  16,884
         Radian Group Inc.                                                                    3,192                 128,031
         SAFECO Corp.                                                                         1,179                  35,464
         St. Paul Companies Inc.                                                              1,325                  55,690
         Torchmark Corp.                                                                        894                  37,763

         Transatlantic Holdings Inc.                                                            150                  11,003
         21st Century Insurance Group                                                           577                  11,026
         Unitrin Inc.                                                                           604                  22,227
         UNUMProvident Corp.                                                                  1,666                  46,681
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,224,979
         ------------------------------------------------------------------------------------------------------------------
         IRON / STEEL--0.05%
         ------------------------------------------------------------------------------------------------------------------
         Allegheny Technologies Inc.                                                            806                  14,911
         Nucor Corp.                                                                            903                  43,886
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     58,797
         ------------------------------------------------------------------------------------------------------------------
         LEISURE TIME--0.25%
         ------------------------------------------------------------------------------------------------------------------
         Brunswick Corp.                                                                        645                  14,055
         Callaway Golf Co.                                                                      992                  17,975
         Carnival Corp. "A"                                                                   3,732                 116,737
         Galileo International Inc.                                                             674                  20,961
         Harley-Davidson Inc.                                                                 1,869                  90,815
         Sabre Holdings Corp.                                 (1)                               819                  34,545
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    295,088
         ------------------------------------------------------------------------------------------------------------------
         LODGING--0.26%
         ------------------------------------------------------------------------------------------------------------------
         Harrah's Entertainment Inc.                          (1)                               817                  23,350
         Hilton Hotels Corp.                                                                  2,363                  30,034
         Mandalay Resort Group Inc.                           (1)                             1,268                  31,548
         Marriott International Inc. "A"                                                      1,425                  62,486
         MGM Grand Inc.                                       (1,2)                           3,284                  95,729
         Park Place Entertainment Corp.                       (1)                             1,659                  17,635
         Starwood Hotels & Resorts Worldwide Inc.                                             1,379                  46,679
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    307,461
         ------------------------------------------------------------------------------------------------------------------
         MACHINERY--0.26%
         ------------------------------------------------------------------------------------------------------------------
         Caterpillar Inc.                                                                     2,099                 104,950
         Cognex Corp.                                         (1)                               565                  15,639
         Deere & Co.                                                                          1,377                  59,445
         Dover Corp.                                                                          1,612                  57,903
         Imation Corp.                                        (1)                               360                   8,982
         Ingersoll-Rand Co.                                                                   1,179                  47,832
         Kadant Inc.                                          (1)                                79                   1,094
         Rockwell International Corp.                                                         1,215                  19,501
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    315,346
         ------------------------------------------------------------------------------------------------------------------
         MANUFACTURERS--3.25%
         ------------------------------------------------------------------------------------------------------------------
         Cooper Industries Inc.                                                                 609                  34,195
         Crane Co.                                                                              886                  24,888
         Danaher Corp.                                        (2)                               992                  55,125
         Eastman Kodak Co.                                                                    1,891                  84,471
         Eaton Corp.                                                                            659                  47,402
         General Electric Co.                                                                56,739               2,325,164
         Harsco Corp.                                                                           470                  16,638
         Honeywell International Inc.                                                         4,964                 184,959
         Illinois Tool Works Inc.                                                             1,858                 116,144
         ITT Industries Inc.                                                                    619                  27,948
         Minnesota Mining & Manufacturing Co.                                                 2,379                 247,654
         Pall Corp.                                                                           1,542                  34,479
         Textron Inc.                                                                         1,249                  65,435
         Tyco International Ltd.                                                             12,129                 630,102
         U.S. Industries Inc.                                                                 1,030                   3,821
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,898,425
         ------------------------------------------------------------------------------------------------------------------
         MEDIA--2.82%
         ------------------------------------------------------------------------------------------------------------------
         Adelphia Communications Corp. "A"                    (1,2)                           1,300                  41,015
         AOL Time Warner Inc.                                 (1)                            30,087               1,123,749
         Belo (A.H.) Corp.                                                                    1,301                  23,730
         Cablevision Systems Corp.                            (1)                               713                  33,297

         Clear Channel Communications Inc.                    (1)                             3,741                 188,060
         Comcast Corp. "A"                                    (1)                             6,156                 225,494
         Dow Jones & Co. Inc.                                 (2)                             3,076                 168,811
         Gannett Co. Inc.                                                                     1,544                  95,203
         Gemstar-TV Guide International Inc.                  (1)                             1,184                  35,117
         Hearst-Argyle Television Inc.                        (1)                               867                  17,617
         Hispanic Broadcasting Corp.                          (1)                               782                  16,140
         Hollinger International Inc.                                                         2,650                  34,583
         Knight Ridder Inc.                                   (2)                               529                  32,057
         McGraw-Hill Companies Inc.                                                           1,249                  74,003
         Meredith Corp.                                                                         760                  24,738
         New York Times Co. "A"                                                               1,059                  45,272
         Readers Digest Association Inc. (The) "A"                                              751                  14,044
         Scripps (E.W.) Company                                                                 433                  28,340
         Tribune Co.                                                                          1,876                  73,952
         UnitedGlobalCom Inc. "A"                             (1,2)                             803                   3,750
         Univision Communications Inc.                        (1)                             1,377                  41,076
         USA Networks Inc.                                    (1)                             1,363                  31,567
         Viacom Inc. "B"                                      (1)                            11,807                 500,617
         Walt Disney Co. (The)                                                               12,921                 328,581
         Washington Post Company (The) "B"                                                      304                 174,344
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,375,157
         ------------------------------------------------------------------------------------------------------------------
         MINING--0.27%
         ------------------------------------------------------------------------------------------------------------------
         Alcoa Inc.                                                                           6,763                 257,806
         Newmont Mining Corp.                                                                 1,691                  35,071
         Phelps Dodge Corp.                                                                     770                  30,338
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    323,215
         ------------------------------------------------------------------------------------------------------------------
         OFFICE / BUSINESS EQUIPMENT--0.14%
         ------------------------------------------------------------------------------------------------------------------
         Herman Miller Inc.                                                                   1,034                  23,596
         HON Industries Inc.                                                                  1,382                  33,486
         Pitney Bowes Inc.                                                                    1,714                  74,542
         Xerox Corp.                                                                          4,175                  38,410
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    170,034
         ------------------------------------------------------------------------------------------------------------------
         OIL & GAS PRODUCERS--3.07%
         ------------------------------------------------------------------------------------------------------------------
         Amerada Hess Corp.                                                                     723                  56,184
         Anadarko Petroleum Corp.                             (2)                             2,606                 134,861
         Apache Corp.                                         (2)                             1,551                  72,788
         Burlington Resources Inc.                                                            1,776                  67,488
         Chevron Corp.                                                                        3,864                 350,658
         Conoco Inc. "B"                                                                      3,915                 115,962
         Devon Energy Corp.                                   (2)                             2,207                 102,118
         Diamond Offshore Drilling Inc.                       (2)                             1,587                  44,277
         ENSCO International Inc.                                                             1,054                  19,225
         EOG Resources Inc.                                                                     896                  28,332
         Exxon Mobil Corp.                                                                   40,184               1,613,388
         Global Marine Inc.                                   (1)                             1,254                  18,058
         Kerr-McGee Corp.                                                                     1,591                  92,930
         Murphy Oil Corp.                                                                     1,918                 144,809
         Nabors Industries Inc.                               (1)                             2,505                  61,423
         Noble Affiliates Inc.                                                                  639                  21,566
         Noble Drilling Corp.                                 (1)                             1,026                  27,907
         Occidental Petroleum Corp.                                                           2,414                  66,433
         Phillips Petroleum Co.                               (2)                             1,311                  75,383
         Rowan Companies Inc.                                 (1)                             1,098                  17,074
         Sunoco Inc.                                                                            757                  28,637
         Texaco Inc.                                                                          3,207                 223,368
         Tosco Corp.                                                                          1,291                  59,902
         Transocean Sedco Forex Inc.                                                          1,524                  44,044
         Ultramar Diamond Shamrock Corp.                                                      1,042                  53,809
         Unocal Corp.                                                                         1,584                  55,915

         USX-Marathon Group Inc.                                                              1,891                  59,585
         Valero Energy Corp.                                  (2)                               692                  28,718
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,684,842
         ------------------------------------------------------------------------------------------------------------------
         OIL & GAS SERVICES--0.42%
         ------------------------------------------------------------------------------------------------------------------
         Baker Hughes Inc.                                                                    1,975                  65,057
         BJ Services Co.                                      (1)                             1,265                  28,374
         Cooper Cameron Corp.                                 (1)                               491                  21,236
         Grant Prideco Inc.                                   (1)                             1,147                  11,998
         Halliburton Co.                                                                      2,387                  66,502
         Schlumberger Ltd.                                                                    3,808                 186,592
         Smith International Inc.                             (1)                               420                  19,488
         Varco International Inc.                             (1)                               889                  13,495
         Weatherford International Inc.                       (1)                             2,663                  88,598
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    501,340
         ------------------------------------------------------------------------------------------------------------------
         PACKAGING & CONTAINERS--0.10%
         ------------------------------------------------------------------------------------------------------------------
         Bemis Co.                                                                              491                  21,486
         Crown Cork & Seal Co. Inc.                                                           1,258                   4,340
         Pactiv Corp.                                         (1)                             1,261                  20,025
         Sealed Air Corp.                                     (1)                               676                  27,162
         Smurfit-Stone Container Corp.                        (1)                             1,232                  21,264
         Sonoco Products Co.                                                                    896                  23,260
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    117,537
         ------------------------------------------------------------------------------------------------------------------
         PHARMACEUTICALS--5.24%
         ------------------------------------------------------------------------------------------------------------------
         Abbott Laboratories                                                                 10,218                 507,835
         Abgenix Inc.                                         (1)                               846                  25,355
         Allergan Inc.                                                                          992                  71,672
         American Home Products Corp.                                                         8,555                 479,080
         Bristol-Myers Squibb Co.                                                            12,809                 719,097
         Cardinal Health Inc.                                                                 2,790                 203,503
         Dentsply International Inc.                                                            580                  25,880
         Forest Laboratories Inc. "A"                         (1)                             1,375                 100,389
         ICN Pharmaceuticals Inc.                             (2)                               862                  25,386
         IVAX Corporation                                     (2)                             1,396                  46,989
         King Pharmaceuticals Inc.                            (1,2)                           1,578                  68,249
         Lilly (Eli) and Company                                                              7,476                 580,362
         MedImmune Inc.                                       (1)                             1,550                  62,233
         Merck & Co. Inc.                                                                    14,466                 941,737
         Mylan Laboratories Inc.                                                              1,166                  38,466
         Omnicare Inc.                                                                        2,118                  50,663
         Pfizer Inc.                                                                         39,756               1,523,052
         Pharmacia Corporation                                                                8,513                 337,115
         Schering-Plough Corp.                                                                9,750                 371,768
         Sepracor Inc.                                        (1)                               622                  26,559
         Sybron Dental Specialties Inc.                       (1)                               506                  10,666
         Tanox Inc.                                           (1,2)                             676                  11,188
         Watson Pharmaceuticals Inc.                          (1)                             1,015                  56,942
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  6,284,186
         ------------------------------------------------------------------------------------------------------------------
         PIPELINES--0.47%
         ------------------------------------------------------------------------------------------------------------------
         Dynegy Inc. "A"                                                                      2,057                  86,744
         El Paso Corp.                                                                        4,127                 200,531
         Enron Corp.                                          (2)                             4,970                 173,900
         Williams Companies Inc.                                                              3,020                  98,301
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    559,476
         ------------------------------------------------------------------------------------------------------------------
         REAL ESTATE INVESTMENT TRUSTS--0.64%
         ------------------------------------------------------------------------------------------------------------------
         Apartment Investment & Management Co. "A"                                            1,045                  50,160
         Archstone Communities Trust                                                          1,171                  31,617
         Arden Realty Inc.                                                                    1,116                  29,686
         AvalonBay Communities Inc.                                                           1,154                  58,265
         Boston Properties Inc.                                                               1,172                  46,177

         CarrAmerica Realty Corp.                                                             1,074                  34,561
         Crescent Real Estate Equities Co.                                                    1,171                  27,577
         Duke-Weeks Realty Corp.                                                              1,751                  44,248
         Equity Office Properties Trust                                                       2,657                  85,263
         Equity Residential Properties Trust                                                  1,113                  65,567
         Highwoods Properties Inc.                                                            1,346                  34,013
         Host Marriott Corp.                                  (2)                             2,886                  36,941
         Kimco Realty Corp.                                                                     909                  43,605
         Mack-Cali Realty Corp.                                                               1,393                  40,258
         Public Storage Inc.                                                                    915                  30,341
         Rouse Co.                                                                            1,107                  31,660
         Simon Property Group Inc.                            (2)                               877                  25,700
         Vornado Realty Trust                                                                 1,229                  49,295
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    764,934
         ------------------------------------------------------------------------------------------------------------------
         RETAIL--3.73%
         ------------------------------------------------------------------------------------------------------------------
         Abercrombie & Fitch Co. "A"                          (1)                             1,029                  31,220
         Amazon.com Inc.                                      (1,2)                           1,511                  13,508
         AutoNation Inc.                                      (1)                             3,167                  34,077
         AutoZone Inc.                                        (1)                               843                  38,947
         Barnes & Noble Inc.                                  (1)                               618                  25,010
         Bed Bath & Beyond Inc.                               (1,2)                           1,958                  56,488
         Best Buy Co. Inc.                                    (1)                             1,337                  78,856
         Big Lots Inc.                                                                        1,199                  12,709
         BJ's Wholesale Club Inc.                             (1)                               616                  30,184
         Borders Group Inc.                                   (1)                               886                  20,608
         Brinker International Inc.                           (1)                               768                  20,429
         CDW Computer Centers Inc.                            (1)                               472                  19,258
         Circuit City Stores Inc.                                                             1,434                  23,948
         CVS Corp.                                                                            2,442                  88,181
         Darden Restaurants Inc.                                                              1,316                  37,664
         Dollar General Corp.                                                                 2,206                  38,054
         Dollar Tree Stores Inc.                              (1)                               636                  15,092
         eBay Inc.                                            (1)                               888                  49,932
         Family Dollar Stores Inc.                                                            1,356                  40,680
         Federated Department Stores Inc.                     (1)                             1,329                  48,256
         FreeMarkets Inc.                                     (1,2)                              84                   1,215
         Gap Inc. (The)                                                                       5,400                 106,110
         Golden State Bancorp Inc.                            (1)                               900                   1,098
         Home Depot Inc.                                                                     14,563                 669,170
         Intimate Brands Inc.                                                                   846                  11,641
         Kmart Corp.                                          (1)                             3,342                  33,554
         Kohls Corp.                                          (1)                             2,062                 114,441
         Limited Inc.                                                                         2,749                  38,761
         Lowe's Companies Inc.                                                                4,824                 179,453
         May Department Stores Co.                                                            2,244                  75,511
         McDonald's Corp.                                                                     7,392                 221,982
         Nordstrom Inc.                                                                         986                  19,769
         Office Depot Inc.                                    (1)                             2,302                  31,998
         Outback Steakhouse Inc.                              (1)                               651                  19,042
         Payless Shoesource Inc.                              (1)                               421                  24,532
         Penney (J.C.) Company Inc.                                                           1,574                  37,776
         Pier 1 Imports Inc.                                                                  1,291                  15,686
         RadioShack Corp.                                                                     1,262                  29,531
         Rite Aid Corp.                                       (1,2)                           3,498                  27,774
         Ross Stores Inc.                                                                       676                  19,807
         Saks Inc.                                            (1)                             1,048                  10,952
         Sears, Roebuck and Co.                                                               1,992                  85,158
         Staples Inc.                                         (1)                             3,136                  47,197
         Starbucks Corp.                                      (1,2)                           2,553                  43,069
         Target Corp.                                                                         5,563                 192,758
         Tiffany & Co.                                                                        1,088                  33,891

         TJX Companies Inc.                                                                   1,767                  62,022
         Toys R Us Inc.                                       (1)                             1,320                  31,588
         Tricon Global Restaurants Inc.                       (1)                               990                  42,194
         Walgreen Co.                                                                         6,866                 235,847
         Wal-Mart Stores Inc.                                                                26,182               1,258,045
         Wendy's International Inc.                                                           1,067                  30,292
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,474,965
         ------------------------------------------------------------------------------------------------------------------
         SEMICONDUCTORS--2.63%
         ------------------------------------------------------------------------------------------------------------------
         Advanced Micro Devices Inc.                          (1)                             2,029                  27,493
         Altera Corp.                                         (1)                             2,699                  76,652
         Analog Devices Inc.                                  (1,2)                           2,254                 107,696
         Applied Materials Inc.                               (1)                             5,069                 218,423
         Applied Micro Circuits Corp.                         (1)                             1,888                  26,942
         Atmel Corp.                                          (1,2)                           2,354                  22,575
         Axcelis Technologies Inc.                            (1)                               731                  10,197
         Broadcom Corp. "A"                                   (1,2)                           2,265                  72,820
         Cirrus Logic Inc.                                    (1)                               614                   8,682
         Conexant Systems Inc.                                (1)                             1,733                  20,640
         Cree Inc.                                            (1,2)                             719                  15,077
         Cypress Semiconductor Corp.                          (1)                               791                  17,094
         Integrated Device Technology Inc.                    (1)                               682                  21,203
         Intel Corp.                                                                         41,704               1,166,044
         International Rectifier Corp.                        (1)                               391                  14,459
         Intersil Holding Corp.                               (1)                               380                  14,261
         KLA-Tencor Corp.                                     (1)                             1,298                  63,784
         Lam Research Corp.                                   (1)                               777                  21,997
         Lattice Semiconductor Corp.                          (1)                               930                  21,734
         Linear Technology Corp.                                                              2,266                  93,087
         LSI Logic Corp.                                      (1)                             2,659                  53,845
         Maxim Integrated Products Inc.                       (1)                             1,765                  81,561
         Microchip Technology Inc.                            (1)                               915                  32,656
         Micron Technology Inc.                               (1)                             5,316                 199,935
         National Semiconductor Corp.                         (1)                             1,302                  43,031
         Novellus Systems Inc.                                (1,2)                           1,020                  45,196
         NVIDIA Corp.                                         (1,2)                             465                  39,390
         QLogic Corp.                                         (1)                               676                  20,287
         Rambus Inc.                                          (1,2)                             641                   3,993
         Silicon Laboratories Inc.                            (1)                               253                   5,057
         Teradyne Inc.                                        (1)                             1,251                  41,008
         Texas Instruments Inc.                                                              12,777                 422,919
         Varian Semiconductor Equipment Associates Inc.       (1)                               759                  26,110
         Vitesse Semiconductor Corp.                          (1,2)                           1,199                  17,505
         Xilinx Inc.                                          (1)                             2,088                  81,516
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,154,869
         ------------------------------------------------------------------------------------------------------------------
         SOFTWARE--3.20%
         ------------------------------------------------------------------------------------------------------------------
         Adobe Systems Inc.                                                                   1,553                  52,196
         Akamai Technologies Inc.                             (1,2)                             338                   1,423
         Ariba Inc.                                           (1,2)                           1,184                   2,700
         Ascential Software Corp.                             (1)                             2,019                   9,530
         At Home Corp. "A"                                    (1)                             1,495                     628
         Autodesk Inc.                                                                          528                  20,244
         Automatic Data Processing Inc.                                                       4,373                 226,346
         BEA Systems Inc.                                     (1)                             1,360                  21,991
         BMC Software Inc.                                    (1)                             1,562                  24,992
         BroadVision Inc.                                     (1)                             1,719                   2,218
         Cadence Design Systems Inc.                          (1)                             1,445                  31,761
         Certegy Inc.                                         (1)                               544                  18,692
         ChoicePoint Inc.                                     (1)                               725                  28,964
         Citrix Systems Inc.                                  (1)                             1,340                  44,153
         CMGI Inc.                                            (1)                             1,338                   2,382

         Computer Associates International Inc.                                               3,661                 113,674
         Compuware Corp.                                      (1)                             2,593                  31,661
         DoubleClick Inc.                                     (1)                               634                   5,091
         eFunds Corp.                                         (1,2)                             566                   9,780
         Electronic Arts Inc.                                 (1)                             1,040                  60,018
         Exodus Communications Inc.                           (1)                             2,311                   2,034
         First Data Corp.                                                                     2,514                 165,547
         Fiserv Inc.                                          (1)                               796                  43,119
         Global Payments Inc.                                                                   547                  19,446
         i2 Technologies Inc.                                 (1)                             1,715                  11,422
         IMS Health Inc.                                                                      1,901                  50,605
         InfoSpace Inc.                                       (1)                             1,888                   2,341
         Inktomi Corp.                                        (1,2)                             719                   2,847
         Internet Capital Group Inc.                          (1)                               930                     707
         Intuit Inc.                                          (1)                             1,316                  49,718
         Keane Inc.                                           (1)                               759                  12,789
         Legato Systems Inc.                                  (1)                               934                   7,930
         Macromedia Inc.                                      (1)                               400                   5,572
         Mercury Interactive Corp.                            (1)                               676                  18,259
         Micromuse Inc.                                       (1)                               719                   8,513
         Microsoft Corp.                                      (1)                            33,627               1,918,420
         National Data Corp.                                                                    462                  17,838
         Network Associates Inc.                              (1)                             1,113                  17,641
         Novell Inc.                                          (1)                             2,244                  10,210
         Openwave Systems Inc.                                (1)                               592                   9,496
         Oracle Corp.                                         (1)                            37,189                 454,078
         Parametric Technology Corp.                          (1)                             2,243                  16,351
         PeopleSoft Inc.                                      (1)                             1,949                  67,202
         Rational Software Corp.                              (1)                             1,405                  20,176
         RealNetworks Inc.                                    (1)                               719                   5,191
         Reynolds & Reynolds Co. "A"                                                            835                  20,792
         Roxio Inc.                                           (1)                               122                   2,214
         Siebel Systems Inc.                                  (1)                             2,677                  57,823
         Sybase Inc.                                          (1)                             1,622                  22,335
         Symantec Corp.                                       (1)                               589                  25,321
         Total System Services Inc.                                                             462                  11,559
         Vignette Corp.                                       (1)                             1,269                   8,667
         Yahoo! Inc.                                          (1,2)                           3,472                  41,178
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,835,785
         ------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATION EQUIPMENT--0.90%
         ------------------------------------------------------------------------------------------------------------------
         ADC Telecommunications Inc.                          (1)                             5,033                  21,994
         ADTRAN Inc.                                          (1)                               240                   5,556
         Advanced Fibre Communications Inc.                   (1)                               618                  14,987
         American Tower Corp.                                 (1,2)                           4,697                  67,966
         Andrew Corp.                                         (1)                             1,138                  23,147
         Avaya Inc.                                           (1)                             1,822                  20,698
         Ciena Corp.                                          (1)                             1,652                  28,282
         CommScope Inc.                                       (1)                               696                  14,686
         Comverse Technology Inc.                             (1)                             1,113                  27,981
         Harris Corp.                                                                           492                  14,430
         JDS Uniphase Corp.                                   (1)                            10,596                  74,702
         Lucent Technologies Inc.                                                            21,201                 144,591
         Motorola Inc.                                                                       13,846                 240,920
         QUALCOMM Inc.                                        (1)                             4,980                 293,073
         RF Micro Devices Inc.                                (1,2)                             888                  22,608
         Scientific-Atlanta Inc.                                                              1,184                  24,319
         Tellabs Inc.                                         (1)                             2,629                  35,018
         Williams Communications Group Inc.                   (1)                             2,465                   4,067
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,079,025
         ------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATIONS--1.60%
         ------------------------------------------------------------------------------------------------------------------
         Adaptec Inc.                                         (1)                               742                   7,754

         Anixter International Inc.                           (1)                               349                  10,864
         AT&T Wireless Services Inc.                          (1)                             7,656                 118,668
         Broadwing Inc.                                       (1,2)                           4,965                  89,171
         Corning Inc.                                         (2)                             5,841                  70,150
         Cox Communications Inc. "A"                          (1,2)                           1,398                  55,584
         EchoStar Communications Corp.                        (1)                             1,900                  53,504
         General Motors Corp. "H"                             (1)                             5,903                 110,091
         Global Crossing Ltd.                                 (2)                             5,775                  24,428
         Leap Wireless International Inc.                     (1,2)                             541                   9,857
         Level 3 Communications Inc.                          (1,2)                           1,423                   5,436
         McLeodUSA Inc. "A"                                   (1)                             2,364                   2,955
         Metromedia Fiber Network Inc. "A"                    (1)                             1,973                   1,480
         Nextel Communications Inc. "A"                       (1,2)                           5,089                  61,475
         NTL Inc.                                             (1)                               896                   4,444
         Qwest Communications International Inc.                                             12,282                 264,063
         Sprint Corp. (PCS Group)                             (1,2)                           6,188                 154,576
         Verizon Communications Inc.                                                         17,428                 871,400
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,915,900
         ------------------------------------------------------------------------------------------------------------------
         TELEPHONE--2.08%
         ------------------------------------------------------------------------------------------------------------------
         Alltel Corp.                                                                         2,030                 117,740
         AT&T Corp.                                                                          23,713                 451,496
         BellSouth Corp.                                                                     11,715                 436,970
         CenturyTel Inc.                                                                      1,227                  43,006
         SBC Communications Inc.                                                             21,257                 869,624
         Sprint Corp. (FON Group)                                                             5,773                 134,742
         Telephone & Data Systems Inc.                                                        1,815                 187,399
         WorldCom Inc.                                        (1)                            19,574                 251,722
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,492,699
         ------------------------------------------------------------------------------------------------------------------
         TEXTILES--0.05%
         ------------------------------------------------------------------------------------------------------------------
         Cintas Corp.                                         (1)                             1,402                  65,277
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     65,277
         ------------------------------------------------------------------------------------------------------------------
         TOBACCO--0.64%
         ------------------------------------------------------------------------------------------------------------------
         Philip Morris Companies Inc.                                                        13,748                 651,655
         R.J. Reynolds Tobacco Holdings Inc.                                                  1,320                  76,230
         UST Inc.                                                                             1,212                  39,996
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    767,881
         ------------------------------------------------------------------------------------------------------------------
         TOYS / GAMES / HOBBIES--0.06%
         ------------------------------------------------------------------------------------------------------------------
         Hasbro Inc.                                          (2)                             1,471                  25,507
         Mattel Inc.                                                                          2,644                  47,566
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     73,073
         ------------------------------------------------------------------------------------------------------------------
         TRANSPORTATION--0.38%
         ------------------------------------------------------------------------------------------------------------------
         Airborne Inc.                                                                          867                  11,757
         Alexander & Baldwin Inc.                                                             1,545                  40,556
         Burlington Northern Santa Fe Corp.                                                   2,445                  66,284
         CNF Transportation Inc.                                                              1,153                  34,625
         CSX Corp.                                            (1)                             1,337                  47,250
         FedEx Corp.                                          (1)                             1,980                  83,358
         Kansas City Southern Industries Inc.                 (1)                             1,889                  24,557
         Norfolk Southern Corp.                                                               3,013                  56,102
         Union Pacific Corp.                                                                  1,619                  86,244
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    450,733
         ------------------------------------------------------------------------------------------------------------------
         TRUCKING & LEASING--0.02%
         ------------------------------------------------------------------------------------------------------------------
         GATX Corporation                                                                       503                  19,748
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     19,748
         ------------------------------------------------------------------------------------------------------------------
         WATER--0.02%
         ------------------------------------------------------------------------------------------------------------------
         American Water Works Inc.                                                              764                  26,282
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     26,282
         ------------------------------------------------------------------------------------------------------------------
         TOTAL U.S. COMMON STOCKS

         (Cost: $66,003,681)                                                                                     73,424,129
         ------------------------------------------------------------------------------------------------------------------

         INTERNATIONAL COMMON STOCKS--20.10%

         AUSTRALIA--0.99%
         ------------------------------------------------------------------------------------------------------------------
         Coles Myer Ltd. ADR                                                                  4,129                 124,696
         National Australia Bank ADR                          (2)                             4,594                 407,212
         News Corporation Ltd.                                                                  453                  12,571
         News Corporation Ltd. ADR                            (2)                             3,539                 115,336
         Rio Tinto PLC ADR                                                                    3,888                 284,602
         Westpac Banking Corp. ADR                                                            6,568                 242,031
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,186,448
         ------------------------------------------------------------------------------------------------------------------
         CANADA--0.30%
         ------------------------------------------------------------------------------------------------------------------
         Alcan Aluminum Ltd.                                                                  2,986                 108,452
         Barrick Gold Corp.                                   (2)                             2,835                  45,417
         Inco Ltd.                                            (1)                             1,459                  24,249
         Nortel Networks Corp.                                                               20,819                 130,327
         Placer Dome Inc.                                                                     4,086                  45,150
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    353,595
         ------------------------------------------------------------------------------------------------------------------
         DENMARK--1.12%
         ------------------------------------------------------------------------------------------------------------------
         Novo-Nordisk A/S ADR                                                                26,650               1,108,640
         TDC  A/S ADR                                                                        13,385                 239,592
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,348,232
         ------------------------------------------------------------------------------------------------------------------

         FINLAND--0.24%
         ------------------------------------------------------------------------------------------------------------------
         Nokia OYJ ADR                                                                       18,091                 284,752
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    284,752
         ------------------------------------------------------------------------------------------------------------------
         FRANCE--2.83%
         ------------------------------------------------------------------------------------------------------------------
         Alcatel SA ADR                                       (2)                            16,188                 252,533
         Aventis SA ADR                                                                       9,661                 705,253
         AXA-UAP ADR                                                                         18,158                 500,253
         France Telecom SA ADR                                (2)                             2,568                  84,616
         LVMH Moet-Hennessy Louis Vuitton ADR                 (2)                            20,445                 200,361
         Total Fina SA ADR                                                                   20,066               1,481,874
         Total Fina SA Warrants (Expires 08/08/03)            (1)                                81                   2,329
         Vivendi Universal  SA ADR                            (2)                             2,837                 155,212
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,382,431
         ------------------------------------------------------------------------------------------------------------------
         GERMANY--0.93%
         ------------------------------------------------------------------------------------------------------------------
         DaimlerChrysler AG                                   (2)                            16,284                 715,682
         Deutsche Telekom AG ADR                              (2)                            15,279                 237,588
         SAP AG ADR                                           (2)                             4,658                 160,654
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,113,924
         ------------------------------------------------------------------------------------------------------------------
         IRELAND--0.41%
         ------------------------------------------------------------------------------------------------------------------
         Allied Irish Banks PLC ADR                           (2)                            21,737                 485,822
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    485,822
         ------------------------------------------------------------------------------------------------------------------
         ITALY--0.78%
         ------------------------------------------------------------------------------------------------------------------
         Benetton Group SpA ADR                                                               9,307                 252,685
         ENI-Ente Nazionale Idrocarburi SpA ADR               (2)                             2,928                 197,347
         Fiat SpA ADR                                         (2)                             8,551                 198,799
         San Paolo-IMI SpA ADR                                (2)                            11,488                 287,774
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    936,605
         ------------------------------------------------------------------------------------------------------------------
         JAPAN--3.98%
         ------------------------------------------------------------------------------------------------------------------
         Canon Inc. ADR                                                                       5,478                 166,641
         Fuji Photo Film Co. Ltd. ADR                                                         4,124                 153,619
         Hitachi Ltd. ADR                                                                     2,502                 200,285
         Honda Motor Company Ltd. ADR                                                         2,777                 202,721
         Ito-Yokado Co. Ltd. ADR                                                              5,091                 195,138
         Japan Air Lines ADR                                                                 32,138                 189,646

         Kirin Brewery Co. Ltd. ADR                                                           4,066                 312,066
         Kubota Corp. ADR                                                                     4,694                 323,886
         Kyocera Corp. ADR                                                                    1,747                 117,066
         Makita Corp. ADR                                                                     5,220                  32,103
         Matsushita Electric Industrial Co. ADR               (2)                            12,825                 193,145
         Mitsubishi Corp. ADR                                                                14,704                 242,616
         Mitsui & Co. ADR                                                                     1,986                 272,579
         NEC Corp. ADR                                                                       18,795                 232,475
         Nippon Telegraph & Telephone Corp. ADR               (2)                            10,137                 228,995
         Nissan Motor Co. Ltd. ADR                                                           17,542                 203,487
         Pioneer Corp. ADR                                                                    7,099                 139,495
         Ricoh Corp. Ltd. ADR                                                                 2,164                 175,284
         Sony Corp. ADR                                                                       3,349                 150,370
         Tokio Marine and Fire Insurance Co. Ltd. ADR                                        11,187                 582,955
         Toyota Motor Corp. ADR                                                               7,273                 444,380
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,758,952
         ------------------------------------------------------------------------------------------------------------------

         NETHERLANDS--2.40%
         ------------------------------------------------------------------------------------------------------------------
         Abn Amro Holding NV ADR                                                             17,633                 324,447
         Aegon NV ADR                                                                         8,626                 260,505
         Akzo Nobel NV ADR                                                                    5,022                 224,935
         Elsevier NV ADR                                                                     15,753                 396,976
         ING Groep NV ADR                                                                     6,908                 218,845
         Koninklijke (Royal) Philips Electonics NV ADR                                        9,058                 242,483
         Koninklijke Ahold NV ADR                             (2)                            12,215                 369,882
         Royal Dutch Petroleum Co. - NY Shares                                               10,932                 619,079
         Unilever NV - NY Shares                                                              3,561                 217,541
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,874,693
         ------------------------------------------------------------------------------------------------------------------

         NEW ZEALAND--0.06%
         ------------------------------------------------------------------------------------------------------------------
         Telecom Corp. of New Zealand Ltd. ADR                (2)                             4,215                  74,310
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     74,310
         ------------------------------------------------------------------------------------------------------------------

         PORTUGAL--0.09%
         ------------------------------------------------------------------------------------------------------------------
         Banco Comercial Portugues ADR                        (1,2)                           5,288                 104,438
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    104,438
         ------------------------------------------------------------------------------------------------------------------

         SINGAPORE--0.05%
         ------------------------------------------------------------------------------------------------------------------
         Chartered Semiconductor Manufacturing Ltd. ADR       (1,2)                           2,111                  56,554
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                     56,554
         ------------------------------------------------------------------------------------------------------------------

         SPAIN--0.90%
         ------------------------------------------------------------------------------------------------------------------
         Banco Bilbao Vizcaya Argentaria SA ADR               (2)                            16,643                 217,191
         Banco Santander Central Hispano SA ADR               (2)                            48,205                 441,076
         Repsol SA ADR                                                                       10,083                 170,504
         Telefonica SA ADR                                    (1)                             7,088                 249,852
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,078,623
         ------------------------------------------------------------------------------------------------------------------

         SWEDEN--0.18%
         ------------------------------------------------------------------------------------------------------------------
         Telefonaktiebolaget LM Ericsson AB ADR                                              44,305                 220,639
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    220,639
         ------------------------------------------------------------------------------------------------------------------

         SWITZERLAND--0.16%
         ------------------------------------------------------------------------------------------------------------------
         Adecco SA ADR                                                                       11,739                 142,746
         Sulzer Medica ADR                                    (2)                             6,081                  45,608
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                    188,354
         ------------------------------------------------------------------------------------------------------------------

         UNITED KINGDOM--4.69%
         ------------------------------------------------------------------------------------------------------------------
         AstraZeneca PLC ADR                                                                 10,090                 489,365
         Barclays PLC ADR                                     (2)                             3,482                 435,250
         BP Amoco PLC ADR                                                                     9,282                 472,268
         British Sky Broadcasting PLC ADR                     (1,2)                           2,720                 186,048
         British Telecom PLC ADR                              (2)                             5,837                 365,455
         Cadbury Schweppes PLC ADR                                                           11,609                 314,836
         Diageo PLC ADR                                                                      16,288                 661,130
         GlaxoSmithKline PLC ADR                                                             25,962               1,374,688

         Hanson PLC ADR                                       (2)                             9,939                 385,733
         Hong Kong & Shanghai Banking ADR                     (2)                             3,025                 179,806
         Reuters Group PLC ADR                                                                2,892                 195,788
         Vodafone Group PLC ADR                                                              28,506                 574,396
         ------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,634,763
         ------------------------------------------------------------------------------------------------------------------

         TOTAL INTERNATIONAL COMMON STOCKS
         (Cost: $26,184,895)                                                                                     24,083,135
         ------------------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $92,188,576)                                                                                     97,507,264
         ------------------------------------------------------------------------------------------------------------------

         Security                                                                       Face Amount                   Value
         ------------------------------------------------------------------------------------------------------------------

         U.S. GOVERNMENT OBLIGATIONS--17.55%
         ------------------------------------------------------------------------------------------------------------------
         U.S. Treasury Bonds
           5.38%, 02/15/31                                                                  110,000                 110,094
           6.00%, 02/15/26                                                                1,250,000               1,335,547
           6.25%, 08/15/23                                                                  105,000                 115,098
           6.38%, 08/15/27                                                                  200,000                 224,719
           6.63%, 02/15/27                                                                  220,000                 254,341
           6.75%, 08/15/26                                                                  200,000                 234,156
           7.13%, 02/15/23                                                                  350,000                 422,051
           7.25%, 05/15/16                                                                  350,000                 417,348
           7.25%, 08/15/22                                                                  100,000                 122,008
           7.50%, 11/15/16                                                                  650,000                 793,305
           7.50%, 11/15/24                                                                  200,000                 252,797
           7.63%, 02/15/07                                                                   70,000                  71,288
           7.63%, 11/15/22                                                                   50,000                  63,434
           7.88%, 02/15/21                                                                   50,000                  64,414
           8.00%, 11/15/21                                                                  150,000                 196,266
           8.13%, 08/15/19                                                                  400,000                 522,844
           8.13%, 05/15/21                                                                  150,000                 198,023
           8.13%, 08/15/21                                                                  260,000                 343,667
           8.50%, 02/15/20                                                                  100,000                 135,461
           8.75%, 05/15/17                                                                  150,000                 203,426
           8.75%, 05/15/20                                                                  200,000                 277,375
           8.75%, 08/15/20                                                                  350,000                 486,008
           8.88%, 08/15/17                                                                  870,000               1,193,531
           9.00%, 11/15/18                                                                  150,000                 210,000
           9.13%, 05/15/18                                                                  100,000                 140,852
           9.38%, 02/15/06                                                                  100,000                 120,203
           9.88%, 11/15/15                                                                1,200,000               1,746,374
           10.00%, 05/15/10                                                                 130,000                 154,603
           10.38%, 11/15/12                                                                 100,000                 129,625
           10.63%, 08/15/15                                                                 150,000                 228,809
           10.75%, 02/15/03                                                                 400,000                 440,375
           10.75%, 08/15/05                                                                 200,000                 246,281
           11.25%, 02/15/15                                                                 300,000                 473,133
           11.75%, 11/15/14                                                                 150,000                 217,828
           12.00%, 08/15/13                                                                 250,000                 354,219
           12.50%, 08/15/14                                                                 150,000                 223,898
         U.S. Treasury Notes
           4.75%, 02/15/04                                                                3,130,000               3,197,736
           5.00%, 02/15/11                                                                  590,000                 593,872
           5.25%, 08/15/03                                                                  550,000                 566,650
           5.50%, 05/15/09                                    (2)                           630,000                 657,907
           5.63%, 05/15/08                                                                  150,000                 157,852
           5.75%, 10/31/02                                                                  200,000                 205,359
           5.75%, 08/15/03                                                                  100,000                 103,953
           5.88%, 11/15/05                                    (2)                           200,000                 211,977

           6.13%, 08/15/07                                                                  950,000               1,025,258
           6.25%, 02/15/03                                                                  460,000                 477,699
           6.50%, 05/15/05                                    (2)                           200,000                 215,641
           6.88%, 05/15/06                                    (2)                           400,000                 441,406
           7.00%, 07/15/06                                                                  300,000                 333,129
           7.25%, 08/15/04                                                                  110,000                 119,848
         ------------------------------------------------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost: $20,000,639)                                                                                     21,031,688
         ------------------------------------------------------------------------------------------------------------------

         Security                                                                       Face Amount                   Value
         ------------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--8.15%
         ------------------------------------------------------------------------------------------------------------------
         Dreyfus Money Market Fund                                                        3,690,862               3,690,862
                                                              (3)
         Goldman Sachs Financial Square Prime Obligation Fund                             1,690,236               1,690,236
                                                              (3)
         Providian Temp Cash Money Market Fund                                            4,382,900               4,382,900
                                                              (3)
         ------------------------------------------------------------------------------------------------------------------

         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $9,763,998)                                                                                       9,763,998
         ------------------------------------------------------------------------------------------------------------------

         Security                                                                       Face Amount                   Value
         ------------------------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT--0.95%
         ------------------------------------------------------------------------------------------------------------------

         Investors Bank & Trust Tri-Party Repurchase Agreement, dated 08/31/01, due 09/04/01, with a maturity value of $1,136,785 and an effective
          yield of 3.38%.                                                                 1,136,358               1,136,358
         ------------------------------------------------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
         (Cost: $1,136,358)                                                                                       1,136,358
         ------------------------------------------------------------------------------------------------------------------

         TOTAL INVESTMENTS IN SECURITIES -- 108.02%
         (Cost $123,089,571)                                                                                    129,439,308
         ------------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (8.02%)                                                               (9,604,792)
         ------------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                                 $119,834,516
         ==================================================================================================================

1        Non-income earning securities.
2        Denotes all or part of security on loan. See Note 4.
3 Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments
August 31, 2001 (Unaudited)

         Security                                                                        Shares                  Value
         -------------------------------------------------------------------------------------------------------------
         COMMON STOCKS--95.65%

         U.S. COMMON STOCKS--74.31%
         ADVERTISING--0.21%
         -------------------------------------------------------------------------------------------------------------

         Interpublic Group of Companies Inc.                                              2,064                 55,893
         Lamar Advertising Co.                               (1)                            789                 25,327
         Omnicom Group Inc.                                                               1,263                 98,249
         TMP Worldwide Inc.                                  (1,2)                          586                 26,282
         -------------------------------------------------------------------------------------------------------------
                                                                                                               205,751
         -------------------------------------------------------------------------------------------------------------
         AEROSPACE / DEFENSE--0.85%
         -------------------------------------------------------------------------------------------------------------

         Boeing Co.                                                                       4,924                252,109
         General Dynamics Corp.                                                           1,335                105,412
         Goodrich (B.F.) Co.                                                                784                 25,127
         L-3 Communications Holdings Inc.                    (1)                            458                 30,732
         Lockheed Martin Corp.                                                            2,683                106,944
         Northrop Grumman Corp.                                                             486                 39,852
         Raytheon Co.                                                                     2,258                 59,363
         Rockwell Collins                                                                 1,248                 25,359
         United Technologies Corp.                                                        2,660                181,944
         -------------------------------------------------------------------------------------------------------------
                                                                                                               826,842
         -------------------------------------------------------------------------------------------------------------
         AIRLINES--0.17%
         -------------------------------------------------------------------------------------------------------------

         AMR Corp.                                           (1)                            978                 31,286
         Continental Airlines Inc. "B"                       (1)                            299                 13,042
         Delta Air Lines Inc.                                                               342                 13,201
         Northwest Airlines Corp. "A"                        (1)                            588                 12,395
         Southwest Airlines Co.                                                           4,422                 79,110
         U.S. Airways Group Inc.                             (1)                            586                  7,442
         UAL Corp.                                                                          334                 10,915
         -------------------------------------------------------------------------------------------------------------
                                                                                                               167,391
         -------------------------------------------------------------------------------------------------------------
         APPAREL--0.18%
         -------------------------------------------------------------------------------------------------------------

         Jones Apparel Group Inc.                            (1)                          1,113                 35,505
         Liz Claiborne Inc.                                                                 422                 22,134
         Nike Inc. "B"                                                                    1,857                 92,850
         VF Corp.                                                                           851                 29,419
         -------------------------------------------------------------------------------------------------------------
                                                                                                               179,908
         -------------------------------------------------------------------------------------------------------------
         AUTO MANUFACTURERS--0.41%
         -------------------------------------------------------------------------------------------------------------

         Ford Motor Company                                                               9,440                187,573
         General Motors Corp. "A"                                                         2,793                152,917
         Navistar International Corp.                        (1)                            666                 22,824
         PACCAR Inc.                                                                        551                 30,470
         -------------------------------------------------------------------------------------------------------------
                                                                                                               393,784
         -------------------------------------------------------------------------------------------------------------
         AUTO PARTS & EQUIPMENT--0.20%
         -------------------------------------------------------------------------------------------------------------

         Dana Corp.                                                                       1,064                 20,854

         Delphi Automotive Systems Corp.                                                  3,837                 57,517
         Goodyear Tire & Rubber Co.                                                       1,030                 25,235
         Lear Corp.                                          (1)                            968                 35,080
         TRW Inc.                                                                           879                 30,941
         Visteon Corp.                                                                    1,332                 22,777
         -------------------------------------------------------------------------------------------------------------
                                                                                                               192,404
         -------------------------------------------------------------------------------------------------------------
         BANKS--5.39%
         -------------------------------------------------------------------------------------------------------------

         AmSouth Bancorp                                                                  2,733                 51,982
         Associated Bancorp                                                               1,027                 34,826
         Astoria Financial Corp.                                                            815                 48,085
         Bank of America Corp.                                                            8,579                527,608
         Bank of New York Co. Inc.                                                        4,317                171,385
         Bank One Corp.                                                                   6,525                226,352
         Banknorth Group Inc.                                                             2,013                 44,286
         BB&T Corp.                                                                       2,552                 93,863
         Charter One Financial Inc.                                                       1,975                 57,670
         Comerica Inc.                                                                    1,105                 66,024
         Commerce Bancshares Inc.                                                         1,024                 41,359
         Compass Bancshares Inc.                                                          1,762                 46,957
         Dime Bancorp Inc.                                                                1,020                 39,372
         Fifth Third Bancorp                                                              3,662                213,495
         First Tennessee National Corp.                                                   1,744                 56,174
         First Union Corp.                                                                4,924                169,484
         First Virginia Banks Inc.                                                          876                 40,252
         FleetBoston Financial Corp.                                                      5,494                202,344
         Golden West Financial Corp.                                                      1,096                 63,426
         Greenpoint Financial Corp.                                                       1,451                 57,198
         Huntington Bancshares Inc.                                                       2,961                 53,831
         JP Morgan Chase & Co.                                                           10,460                412,124
         KeyCorp                                                                          2,993                 75,124
         M&T Bank Corp.                                                                   1,020                 74,103
         Marshall & Ilsley Corp.                                                          1,245                 69,247
         Mellon Financial Corp.                                                           3,100                109,275
         Mercantile Bankshares Corp.                                                      1,030                 41,972
         National City Corp.                                                              3,783                116,781
         National Commerce Financial Corp.                                                1,559                 39,536
         North Fork Bancorp                                                               1,789                 53,312
         Northern Trust Corp.                                                             1,496                 84,823
         PNC Financial Services Group                                                     1,748                116,399
         Popular Inc.                                                                     1,708                 55,083
         Regions Financial Corp.                                                          1,848                 54,331
         SouthTrust Corp.                                                                 2,555                 62,240
         Sovereign Bancorp Inc.                                                           4,478                 49,616
         State Street Corp.                                                               1,497                 72,694
         SunTrust Banks Inc.                                                              1,774                121,164
         Synovus Financial Corp.                                                          1,904                 58,643
         TCF Financial Corp.                                                              1,188                 53,935
         U.S. Bancorp                                                                    12,334                298,976
         Union Planters Corp.                                                             1,162                 51,709
         UnionBanCal Corporation                                                            889                 32,982
         Wachovia Corp.                                                                   1,073                 74,734
         Washington Mutual Inc.                                                           5,245                196,373
         Wells Fargo & Company                                                            9,549                439,350

         Wilmington Trust Corp.                                                             594                 36,216
         Zions Bancorp                                                                      998                 57,145
         -------------------------------------------------------------------------------------------------------------
                                                                                                             5,213,860
         -------------------------------------------------------------------------------------------------------------
         BEVERAGES--1.58%
         -------------------------------------------------------------------------------------------------------------

         Anheuser-Busch Companies Inc.                                                    5,035                216,706
         Brown-Forman Corp. "B"                                                             491                 31,669
         Coca-Cola Co.                                                                   14,282                695,105
         Coca-Cola Enterprises Inc.                          (2)                          2,927                 44,403
         Coors (Adolf) Company "B"                                                          199                  9,214
         PepsiAmericas Inc.                                                               1,340                 21,038
         PepsiCo Inc.                                                                    10,978                515,966
         -------------------------------------------------------------------------------------------------------------
                                                                                                             1,534,101
         -------------------------------------------------------------------------------------------------------------
         BIOTECHNOLOGY--1.00%
         -------------------------------------------------------------------------------------------------------------

         Alexion Pharmaceuticals Inc.                        (1)                             77                  1,451
         Amgen Inc.                                          (1)                          7,174                461,288
         Applera Corp. - Celera Genomics Group               (1)                            484                 12,850
         Biogen Inc.                                         (1)                          1,082                 65,310
         Chiron Corp.                                        (1)                          1,090                 50,816
         CuraGen Corp.                                       (1)                            535                 10,909
         Genentech Inc.                                      (1)                          1,555                 71,374
         Genzyme Corp. - General Division                    (1)                          1,381                 78,220
         Human Genome Sciences Inc.                          (1)                            586                 26,300
         IDEC Pharmaceuticals Corp.                          (1,2)                        1,046                 61,996
         Immunex Corp.                                       (1,2)                        2,037                 35,403
         Immunomedics Inc.                                   (1)                            510                  7,461
         Incyte Genomics Inc.                                (1)                            408                  7,213
         Invitrogen Corp.                                    (1)                            280                 19,048
         Millennium Pharmaceuticals Inc.                     (1)                          1,428                 39,270
         Protein Design Labs Inc.                            (1)                            255                 14,991
         Xoma Ltd.                                           (1)                            611                  7,002
         -------------------------------------------------------------------------------------------------------------
                                                                                                               970,902
         -------------------------------------------------------------------------------------------------------------
         BROADCASTING--0.02%
         -------------------------------------------------------------------------------------------------------------

         Cablevision Systems Corporation-Rainbow Media Group (1)                            739                 17,588
         -------------------------------------------------------------------------------------------------------------
                                                                                                                17,588
         -------------------------------------------------------------------------------------------------------------
         BUILDING MATERIALS--0.17%
         -------------------------------------------------------------------------------------------------------------

         American Standard Companies Inc.                    (1)                            655                 45,752
         Masco Corp.                                                                      3,096                 79,939
         Vulcan Materials Co.                                                               812                 38,984
         -------------------------------------------------------------------------------------------------------------
                                                                                                               164,675
         -------------------------------------------------------------------------------------------------------------
         CHEMICALS--0.95%
         -------------------------------------------------------------------------------------------------------------

         Air Products & Chemicals Inc.                                                    1,529                 64,830
         Ashland Inc.                                                                       724                 30,698
         Cabot Corp.                                                                      1,046                 42,227
         Dow Chemical Co.                                                                 4,809                168,604
         Du Pont (E.I.) de Nemours                                                        6,125                250,941
         Eastman Chemical Co.                                                               517                 20,054
         Engelhard Corp.                                                                  1,008                 26,339
         Great Lakes Chemical Corp.                                                         420                 10,479
         Hercules Inc.                                                                    1,041                 11,763
         IMC Global Inc.                                                                  1,283                 15,152
         Lyondell Chemical Co.                                                            2,522                 34,324

         PPG Industries Inc.                                                              1,033                 55,906
         Praxair Inc.                                                                     1,038                 48,859
         Rohm & Haas Co. "A"                                                              1,452                 52,141
         Sherwin-Williams Co.                                                             1,098                 24,870
         Sigma-Aldrich Corp.                                                                692                 31,562
         Solutia Inc.                                                                     1,540                 21,267
         Vertex Pharmaceuticals Inc.                         (1)                            357                 13,170
         -------------------------------------------------------------------------------------------------------------
                                                                                                               923,186
         -------------------------------------------------------------------------------------------------------------
         COAL--0.02%
         -------------------------------------------------------------------------------------------------------------

         Massey Energy Co.                                                                1,173                 23,049
         -------------------------------------------------------------------------------------------------------------
                                                                                                                23,049
         -------------------------------------------------------------------------------------------------------------
         COMMERCIAL SERVICES--1.03%
         -------------------------------------------------------------------------------------------------------------

         Apollo Group Inc. "A"                               (1)                            737                 29,016
         Block (H & R) Inc.                                                               1,396                 54,318
         Caremark Rx Inc.                                    (1,2)                        2,115                 36,949
         Cendant Corp.                                       (1,2)                        4,837                 92,242
         Comdisco Inc.                                                                    1,562                  1,421
         Concord EFS Inc.                                    (1)                          1,841                 96,597
         Convergys Corp.                                     (1)                          1,148                 32,224
         Deluxe Corp.                                                                       775                 25,435
         Donnelley (R.R.) & Sons Co.                                                      1,010                 30,118
         Dun & Bradstreet Corp.                              (1)                            795                 26,521
         Ecolab Inc.                                                                        931                 37,314
         Equifax Inc.                                                                     1,089                 28,347
         First Health Group Corp.                            (1,2)                        1,730                 48,440
         Iron Mountain Inc.                                  (1)                            968                 41,285
         KPMG Consulting Inc.                                (1)                          1,733                 25,527
         Manpower Inc.                                                                    1,060                 32,669
         McKesson HBOC Inc.                                                               1,911                 75,007
         Moody's Corp.                                                                    1,133                 38,964
         Paychex Inc.                                                                     2,743                101,683
         Quintiles Transnational Corp.                       (1)                            835                 14,621
         Robert Half International Inc.                      (1)                          1,795                 44,678
         Servicemaster Co.                                                                3,130                 36,621
         Valassis Communications Inc.                        (1)                            388                 13,743
         Viad Corp.                                                                       1,125                 29,587
         -------------------------------------------------------------------------------------------------------------
                                                                                                               993,327
         -------------------------------------------------------------------------------------------------------------
         COMPUTERS--4.14%
         -------------------------------------------------------------------------------------------------------------

         Apple Computer Inc.                                 (1)                          2,196                 40,736
         Art Technology Group Inc.                           (1)                            560                    834
         Brocade Communications System Inc.                  (1)                          1,529                 36,772
         Ceridian Corp.                                      (1)                          1,038                 20,189
         Cisco Systems Inc.                                  (1)                         44,615                728,563
         Commerce One Inc.                                   (1)                          1,046                  3,410
         Compaq Computer Corp.                                                           10,917                134,825
         Computer Sciences Corp.                             (1)                          1,102                 41,435
         Dell Computer Corp.                                 (1)                         16,495                352,663
         Diebold Inc.                                                                       989                 37,335
         DST Systems Inc.                                    (1)                            764                 36,557
         E.piphany Inc.                                      (1)                            230                  1,481
         Echelon Corp.                                       (1,2)                          560                  9,206
         Electronic Data Systems Corp.                                                    2,929                172,752
         EMC Corp.                                           (1)                         14,260                220,460

         Enterasys Networks Inc.                             (1)                          1,191                 12,089
         Entrust Technologies Inc.                           (1)                            408                  1,775
         Extreme Networks Inc.                               (1)                          1,148                 18,334
         Foundry Networks Inc.                               (1,2)                          993                 10,873
         Gateway Inc.                                        (1)                          2,326                 20,864
         Hewlett-Packard Co.                                                             11,610                269,468
         International Business Machines Corp.                                           10,582              1,058,200
         Internet Security Systems Inc.                      (1)                            382                  5,971
         Interwoven Inc.                                     (1)                            510                  4,156
         Juniper Networks Inc.                               (1)                          1,682                 23,548
         Lexmark International Group Inc. "A"                (1)                            999                 51,998
         Manhattan Associates Inc.                           (1)                            179                  4,054
         McDATA Corporation "A"                              (1)                          1,040                 14,851
         NCR Corp.                                           (1)                            690                 26,116
         Netegrity Inc.                                      (1,2)                          179                  3,168
         Network Appliance Inc.                              (1)                          2,344                 30,378
         ONI Systems Inc.                                    (1)                            917                 12,746
         Palm Inc.                                           (1)                          3,482                 12,466
         Portal Software Inc.                                (1)                            510                    949
         Quantum DLT & Storage Group                         (1)                          1,759                 15,426
         Redback Networks Inc.                               (1)                          1,199                  4,892
         Riverstone Networks Inc.                            (1)                            611                  5,792
         RSA Security Inc.                                   (1)                            785                 15,103
         SanDisk Corp.                                       (1)                            382                  7,835
         Sapient Corp.                                       (1)                            866                  4,685
         Silicon Storage Technology Inc.                     (1,2)                          382                  3,335
         Sun Microsystems Inc.                               (1)                         20,738                237,450
         SunGard Data Systems Inc.                           (1)                          2,481                 58,676
         Synopsys Inc.                                       (1)                            815                 37,604
         3Com Corp.                                          (1)                          5,720                 23,509
         Unisys Corp.                                        (1)                          2,112                 24,964
         VeriSign Inc.                                       (1)                          1,415                 58,086
         Veritas Software Corp.                              (1)                          2,934                 84,264
         Vitria Technology Inc.                              (1)                            739                  2,040
         -------------------------------------------------------------------------------------------------------------
                                                                                                             4,002,883
         -------------------------------------------------------------------------------------------------------------
         COSMETICS / PERSONAL CARE--1.39%
         -------------------------------------------------------------------------------------------------------------

         Alberto-Culver Co. "B"                              (2)                            382                 16,453
         Avon Products Inc.                                  (2)                          1,761                 81,235
         Colgate-Palmolive Co.                                                            3,626                196,348
         Estee Lauder Companies Inc. "A"                     (2)                            783                 30,420
         Gillette Co.                                                                     6,752                206,949
         International Flavors & Fragrances Inc.                                            750                 22,612
         Kimberly-Clark Corp.                                                             3,340                207,247
         Procter & Gamble Co.                                                             7,848                581,929
         -------------------------------------------------------------------------------------------------------------
                                                                                                             1,343,193
         -------------------------------------------------------------------------------------------------------------
         DISTRIBUTION / WHOLESALE--0.21%
         -------------------------------------------------------------------------------------------------------------

         Costco Wholesale Corp.                              (1)                          3,054                114,250
         Fastenal Co.                                        (2)                            360                 23,670
         Genuine Parts Co.                                                                1,171                 36,020
         Grainger (W.W.) Inc.                                                               671                 28,390
         -------------------------------------------------------------------------------------------------------------
                                                                                                               202,330
         -------------------------------------------------------------------------------------------------------------
         DIVERSIFIED FINANCIAL SERVICES--4.74%
         -------------------------------------------------------------------------------------------------------------

         American Express Co.                                                             7,684                279,851

         AmeriCredit Corp.                                   (1)                            917                 42,329
         Bear Stearns Companies Inc.                                                        941                 49,111
         Capital One Financial Corp.                                                      1,379                 76,686
         Citigroup Inc.                                                                  28,616              1,309,182
         Countrywide Credit Industries Inc.                                                 971                 40,296
         E*trade Group Inc.                                  (1)                          2,318                 14,835
         Edwards (A.G.) Inc.                                                              1,084                 44,227
         Fannie Mae                                                                       5,982                455,888
         Franklin Resources Inc.                                                          1,812                 74,346
         Freddie Mac                                                                      4,165                261,895
         Goldman Sachs Group Inc. (The)                      (2)                          3,771                302,057
         Household International Inc.                                                     2,987                176,532
         John Nuveen Co. "A"                                                                993                 64,952
         Knight Trading Group Inc.                           (1)                          1,351                 14,050
         Labranche & Co. Inc.                                (1,2)                          840                 22,058
         Legg Mason Inc.                                                                    856                 38,272
         Lehman Brothers Holdings Inc.                                                    1,608                105,565
         MBNA Corp.                                                                       5,478                190,415
         Merrill Lynch & Co. Inc.                                                         5,065                261,354
         Morgan Stanley Dean Witter & Co.                                                 6,390                340,906
         Neuberger Berman Inc.                                                              840                 36,725
         Providian Financial Corp.                           (2)                          2,109                 82,378
         Schwab (Charles) Corp.                                                           9,559                119,105
         Stilwell Financial Inc.                                                          1,785                 51,051
         T Rowe Price Group Inc.                                                          1,027                 38,400
         USA Education Inc.                                  (2)                          1,180                 93,468
         -------------------------------------------------------------------------------------------------------------
                                                                                                             4,585,934
         -------------------------------------------------------------------------------------------------------------
         ELECTRIC--1.83%
         -------------------------------------------------------------------------------------------------------------

         AES Corp.                                           (1)                          3,181                105,355
         Ameren Corp.                                                                       942                 38,857
         American Electric Power Inc.                                                     2,172                 99,412
         Calpine Corp.                                       (1)                          1,835                 60,592
         Cinergy Corp.                                                                    1,273                 40,991
         CMS Energy Corp.                                                                 1,092                 25,618
         Consolidated Edison Inc.                                                         1,518                 62,086
         Constellation Energy Group Inc.                                                  1,058                 31,761
         Dominion Resources Inc.                                                          1,339                 84,290
         DTE Energy Co.                                      (2)                          1,351                 58,485
         Duke Energy Corp.                                                                4,390                172,571
         Edison International                                                             2,419                 32,923
         Entergy Corp.                                                                    1,652                 63,635
         Exelon Corp.                                                                     2,220                121,212
         FirstEnergy Corp.                                                                1,635                 53,775
         FPL Group Inc.                                                                   1,024                 55,654
         GPU Inc.                                                                         1,179                 45,014
         Mirant Corp.                                        (1)                          1,666                 47,731
         Niagara Mohawk Holdings Inc.                        (1)                          1,160                 20,230
         NiSource Inc.                                                                    1,046                 26,370
         PG&E Corp.                                                                       2,141                 35,112
         Pinnacle West Capital Corp.                                                        738                 32,922
         PPL Corp.                                                                        1,040                 45,084
         Progress Energy Inc.                                                             1,077                 44,900
         Public Service Enterprise Group Inc.                                             1,509                 69,867
         Reliant Energy Inc.                                                              2,015                 60,571

         Southern Co.                                                                     3,794                 87,907
         TXU Corporation                                                                  1,908                 90,592
         Xcel Energy Inc.                                                                 2,263                 62,006
         -------------------------------------------------------------------------------------------------------------
                                                                                                             1,775,523
         -------------------------------------------------------------------------------------------------------------
         ELECTRICAL COMPONENTS & EQUIPMENT--0.19%
         -------------------------------------------------------------------------------------------------------------

         American Power Conversion Corp.                     (1)                          1,970                 27,245
         Emerson Electric Co.                                                             2,021                108,326
         Molex Inc.                                                                       1,311                 41,388
         Power-One Inc.                                      (1)                            789                  8,608
         -------------------------------------------------------------------------------------------------------------
                                                                                                               185,567
         -------------------------------------------------------------------------------------------------------------
         ELECTRONICS--0.66%
         -------------------------------------------------------------------------------------------------------------

         Aeroflex Inc.                                       (1)                            586                  5,186
         Agilent Technologies Inc.                           (1)                          2,861                 75,816
         Applera Corp. - Applied Biosystems Group                                         1,486                 37,165
         Arrow Electronics Inc.                              (1)                          1,064                 28,505
         Avnet Inc.                                                                       1,098                 26,440
         AVX Corp.                                                                          534                 11,294
         GlobeSpan Inc.                                      (1)                            128                  2,019
         Jabil Circuit Inc.                                  (1,2)                        1,155                 26,692
         Johnson Controls Inc.                                                              611                 44,756
         KEMET Corp.                                         (1)                          1,606                 29,229
         Millipore Corp.                                                                    354                 22,461
         Parker Hannifin Corp.                                                              806                 35,464
         PerkinElmer Inc.                                                                   661                 21,205
         Sanmina Corp.                                       (1)                          2,079                 37,443
         SCI Systems Inc.                                    (1)                          1,435                 35,157
         Solectron Corp.                                     (1,2)                        4,232                 57,555
         Symbol Technologies Inc.                                                         2,177                 29,389
         Tektronix Inc.                                      (1)                            659                 12,877
         Thermo Electron Corp.                               (1)                          1,219                 26,416
         Thomas & Betts Corp.                                                               378                  8,093
         Varian Inc.                                         (1)                            423                 12,559
         Vishay Intertechnology Inc.                         (1)                          1,164                 27,156
         Waters Corp.                                        (1)                            764                 25,311
         -------------------------------------------------------------------------------------------------------------
                                                                                                               638,188
         -------------------------------------------------------------------------------------------------------------
         ENGINEERING & CONSTRUCTION--0.03%
         -------------------------------------------------------------------------------------------------------------

         Fluor Corp.                                                                        654                 29,646
         Washington Group Warrants (Expires 03/11/03)        (1)                             42                      2
         -------------------------------------------------------------------------------------------------------------
                                                                                                                29,648
         -------------------------------------------------------------------------------------------------------------
         ENTERTAINMENT--0.08%
         -------------------------------------------------------------------------------------------------------------

         International Game Technology Inc.                  (1)                            989                 52,931
         Six Flags Inc.                                      (1)                          1,708                 28,404
         -------------------------------------------------------------------------------------------------------------
                                                                                                                81,335
         -------------------------------------------------------------------------------------------------------------
         ENVIRONMENTAL CONTROL--0.18%
         -------------------------------------------------------------------------------------------------------------

         Allied Waste Industries Inc.                        (1)                          1,637                 29,679
         Republic Services Inc. "A"                          (1)                          1,529                 30,351
         Waste Management Inc.                                                            3,754                116,111
         -------------------------------------------------------------------------------------------------------------
                                                                                                               176,141
         -------------------------------------------------------------------------------------------------------------
         FOOD--1.56%
         -------------------------------------------------------------------------------------------------------------

         Albertson's Inc.                                                                 2,627                 91,919

         Archer-Daniels-Midland Co.                                                       4,574                 61,426
         Campbell Soup Co.                                                                3,069                 86,515
         ConAgra Foods Inc.                                                               3,201                 73,463
         General Mills Inc.                                                               2,001                 88,724
         Heinz (H.J.) Co.                                                                 2,161                 97,634
         Hershey Foods Corp.                                                                968                 62,417
         Hormel Foods Corp.                                                               1,115                 28,399
         Kellogg Co.                                                                      2,860                 91,491
         Kroger Co.                                          (1)                          5,577                148,460
         McCormick & Co. Inc.                                                               805                 36,386
         Ralston Purina Group                                                             2,201                 71,929
         Safeway Inc.                                        (1)                          3,227                145,570
         Sara Lee Corp.                                                                   6,385                140,470
         SUPERVALU Inc.                                                                     945                 19,826
         Sysco Corp.                                                                      4,878                136,682
         Tyson Foods Inc. "A"                                (2)                          1,784                 18,821
         Winn-Dixie Stores Inc.                                                           1,053                 23,640
         Wrigley (William Jr.) Co.                                                        1,704                 85,439
         -------------------------------------------------------------------------------------------------------------
                                                                                                             1,509,211
         -------------------------------------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER--0.44%
         -------------------------------------------------------------------------------------------------------------

         Boise Cascade Corp.                                                                396                 14,533
         Bowater Inc.                                                                       739                 35,058
         Georgia-Pacific (Timber Group)                                                   1,142                 45,132
         Georgia-Pacific Corp.                               (1,2)                        1,525                 55,723
         International Paper Co.                                                          2,299                 92,236
         Mead Corp.                                                                         703                 23,368
         Temple-Inland Inc.                                                                 399                 23,286
         Westvaco Corp.                                                                     694                 21,132
         Weyerhaeuser Co.                                                                 1,310                 74,343
         Willamette Industries Inc.                                                         796                 38,606
         -------------------------------------------------------------------------------------------------------------
                                                                                                               423,417
         -------------------------------------------------------------------------------------------------------------
         GAS--0.06%
         -------------------------------------------------------------------------------------------------------------

         NICOR Inc.                                                                         596                 23,101
         Sempra Energy                                                                    1,372                 37,167
         -------------------------------------------------------------------------------------------------------------
                                                                                                                60,268
         -------------------------------------------------------------------------------------------------------------
         HAND / MACHINE TOOLS--0.10%
         -------------------------------------------------------------------------------------------------------------

         Black & Decker Corp.                                                               631                 24,817
         Snap-On Inc.                                                                       419                 10,668
         SPX Corp.                                           (1,2)                          265                 30,806
         Stanley Works (The)                                                                615                 25,762
         -------------------------------------------------------------------------------------------------------------
                                                                                                                92,053
         -------------------------------------------------------------------------------------------------------------
         HEALTH CARE--2.58%
         -------------------------------------------------------------------------------------------------------------

         Aetna Inc.                                          (1)                            947                 28,315
         Apogent Technologies Inc.                           (1)                          1,326                 31,877
         Bard (C.R.) Inc.                                                                   362                 20,942
         Bausch & Lomb Inc.                                  (2)                            404                 14,693
         Baxter International Inc.                                                        3,098                159,857
         Beckman Coulter Inc.                                                               756                 34,564
         Becton Dickinson & Co.                                                           1,701                 61,117
         Biomet Inc.                                                                      1,689                 46,667
         Boston Scientific Corp.                             (1)                          2,860                 54,626
         Cytyc Corp.                                         (1,2)                        1,402                 33,970

         Enzon Inc.                                          (1,2)                          586                 37,410
         Guidant Corp.                                       (1)                          2,283                 82,462
         HCA - The Healthcare Company                                                     3,408                155,882
         Health Management Associates Inc. "A"               (1)                          3,028                 60,409
         Health Net Inc.                                     (1)                          1,911                 36,061
         Healthsouth Corp.                                   (1)                          3,048                 55,108
         Hillenbrand Industries Inc.                                                        859                 46,644
         Johnson & Johnson                                                                9,420                496,528
         Medtronic Inc.                                                                   8,160                371,606
         Oxford Health Plans Inc.                            (1)                            883                 26,472
         Quest Diagnostics Inc.                              (1)                            715                 44,795
         St. Jude Medical Inc.                               (1)                            556                 38,253
         Stryker Corp.                                                                    1,704                 93,430
         Tenet Healthcare Corp.                              (1)                          2,120                117,490
         Trigon Healthcare Inc.                              (1)                            713                 46,167
         UnitedHealth Group Inc.                                                          1,987                135,235
         Universal Health Services Inc. "B"                  (1)                            866                 40,962
         Varian Medical Systems Inc.                         (1)                            422                 27,852
         WebMD Corp.                                         (1)                          2,980                 14,602
         Wellpoint Health Networks Inc.                      (1)                            454                 48,342
         Zimmer Holdings Inc.                                (1)                          1,251                 34,027
         -------------------------------------------------------------------------------------------------------------
                                                                                                             2,496,365
         -------------------------------------------------------------------------------------------------------------
         HOLDING COMPANIES-DIVERSIFIED--0.72%
         -------------------------------------------------------------------------------------------------------------

         Berkshire Hathaway Inc. "A"                         (1)                             10                694,000
         -------------------------------------------------------------------------------------------------------------
                                                                                                               694,000
         -------------------------------------------------------------------------------------------------------------
         HOME BUILDERS--0.09%
         -------------------------------------------------------------------------------------------------------------

         D.R. Horton Inc.                                                                 2,115                 53,383
         Lennar Corp.                                        (2)                            866                 38,580
         -------------------------------------------------------------------------------------------------------------
                                                                                                                91,963
         -------------------------------------------------------------------------------------------------------------
         HOME FURNISHINGS--0.11%
         -------------------------------------------------------------------------------------------------------------

         Leggett & Platt Inc.                                                             1,313                 30,882
         Maytag Corp.                                                                       639                 19,636
         Polycom Inc.                                        (1)                          1,148                 23,281
         Whirlpool Corp.                                                                    532                 35,123
         -------------------------------------------------------------------------------------------------------------
                                                                                                               108,922
         -------------------------------------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS / WARES--0.20%
         -------------------------------------------------------------------------------------------------------------

         Avery Dennison Corp.                                                               673                 34,599
         Clorox Co.                                                                       1,581                 58,892
         Fortune Brands Inc.                                                              1,078                 41,234
         Newell Rubbermaid Inc.                                                           1,912                 43,785
         Tupperware Corp.                                                                   491                 11,602
         -------------------------------------------------------------------------------------------------------------
                                                                                                               190,112
         -------------------------------------------------------------------------------------------------------------
         INSURANCE--3.22%
         -------------------------------------------------------------------------------------------------------------

         AFLAC Inc.                                                                       3,255                 89,578
         Allmerica Financial Corp.                                                          726                 38,674
         Allstate Corp.                                                                   4,455                151,158
         Ambac Financial Group Inc.                                                       1,229                 72,757
         American International Group Inc.                                               14,967              1,170,419
         American National Insurance Co.                                                    484                 38,192
         AON Corp.                                                                        1,726                 64,121
         Chubb Corp.                                                                      1,033                 69,728
         CIGNA Corp.                                                                        872                 78,480

         Cincinnati Financial Corp.                                                       1,177                 47,080
         CNA Financial Corp.                                 (1,2)                          750                 20,828
         Conseco Inc.                                        (1)                          2,166                 19,884
         Hancock (John) Financial Services Inc.                                           3,542                141,503
         Hartford Financial Services Group Inc.                                           1,443                 93,506
         Jefferson-Pilot Corp.                                                            1,284                 59,732
         Lincoln National Corp.                                                           1,301                 64,868
         Loews Corp.                                                                      1,256                 61,318
         Marsh & McLennan Companies Inc.                                                  1,796                166,848
         MBIA Inc.                                                                        1,054                 56,927
         MetLife Inc.                                        (2)                          4,509                137,525
         MGIC Investment Corp.                                                              748                 52,285
         PMI Group Inc. (The)                                                               591                 38,533
         Progressive Corporation                                                            535                 69,159
         Radian Group Inc.                                                                1,071                 42,958
         SAFECO Corp.                                                                     1,015                 30,531
         St. Paul Companies Inc.                                                          1,524                 64,054
         Torchmark Corp.                                                                    943                 39,832
         Transatlantic Holdings Inc.                                                        853                 62,568
         Unitrin Inc.                                                                       796                 29,293
         UNUMProvident Corp.                                                              1,591                 44,580
         -------------------------------------------------------------------------------------------------------------
                                                                                                             3,116,919
         -------------------------------------------------------------------------------------------------------------
         IRON / STEEL--0.08%
         -------------------------------------------------------------------------------------------------------------

         Allegheny Technologies Inc.                                                        998                 18,463
         Nucor Corp.                                                                        632                 30,715
         USX-U.S. Steel Group Inc.                                                        1,185                 23,570
         -------------------------------------------------------------------------------------------------------------
                                                                                                                72,748
         -------------------------------------------------------------------------------------------------------------
         LEISURE TIME--0.33%
         -------------------------------------------------------------------------------------------------------------

         Brunswick Corp.                                                                    661                 14,403
         Carnival Corp. "A"                                                               4,198                131,313
         Galileo International Inc.                                                         651                 20,246
         Harley-Davidson Inc.                                                             2,277                110,639
         Sabre Holdings Corp.                                (1)                            921                 38,848
         -------------------------------------------------------------------------------------------------------------
                                                                                                               315,449
         -------------------------------------------------------------------------------------------------------------
         LODGING--0.25%
         -------------------------------------------------------------------------------------------------------------

         Harrah's Entertainment Inc.                         (1)                            889                 25,408
         Hilton Hotels Corp.                                                              2,956                 37,571
         Marriott International Inc. "A"                                                  1,677                 73,536
         MGM Grand Inc.                                      (1,2)                          675                 19,676
         Park Place Entertainment Corp.                      (1)                          2,972                 31,592
         Starwood Hotels & Resorts Worldwide Inc.                                         1,717                 58,120
         -------------------------------------------------------------------------------------------------------------
                                                                                                               245,903
         -------------------------------------------------------------------------------------------------------------
         MACHINERY--0.29%
         -------------------------------------------------------------------------------------------------------------

         Caterpillar Inc.                                                                 1,984                 99,200
         Cognex Corp.                                        (1)                            318                  8,802
         Deere & Co.                                                                      1,573                 67,906
         Dover Corp.                                                                      1,350                 48,492
         Ingersoll-Rand Co.                                                                 816                 33,105
         Kadant Inc.                                         (1)                             74                  1,025
         Rockwell International Corp.                                                     1,248                 20,030
         -------------------------------------------------------------------------------------------------------------
                                                                                                               278,560
         -------------------------------------------------------------------------------------------------------------
         MANUFACTURERS--3.96%
         -------------------------------------------------------------------------------------------------------------

         Cooper Industries Inc.                                                             682                 38,294
         Crane Co.                                                                          479                 13,455
         Danaher Corp.                                       (2)                          1,016                 56,459
         Eastman Kodak Co.                                                                1,640                 73,259
         Eaton Corp.                                                                        523                 37,619
         General Electric Co.                                                            58,834              2,411,017
         Honeywell International Inc.                                                     4,996                186,151
         Illinois Tool Works Inc.                                                         1,809                113,081
         ITT Industries Inc.                                                                632                 28,535
         Minnesota Mining & Manufacturing Co.                                             2,220                231,102
         Pall Corp.                                                                         893                 19,967
         Pentair Inc.                                                                       628                 23,550
         Textron Inc.                                                                       630                 33,006
         Tyco International Ltd.                                                         10,876                565,008
         -------------------------------------------------------------------------------------------------------------
                                                                                                             3,830,503
         -------------------------------------------------------------------------------------------------------------
         MEDIA--3.27%
         -------------------------------------------------------------------------------------------------------------

         Adelphia Communications Corp. "A"                   (1,2)                        1,097                 34,610
         AOL Time Warner Inc.                                (1)                         26,500                989,775
         Belo (A.H.) Corp.                                                                2,446                 44,615
         Cablevision Systems Corp.                           (1)                            687                 32,083
         Charter Communications Inc.                         (1,2)                        1,069                 21,594
         Clear Channel Communications Inc.                   (1)                          3,538                177,855
         Comcast Corp. "A"                                   (1)                          6,605                241,941
         Dow Jones & Co. Inc.                                (2)                            676                 37,099
         Entercom Communications Corp.                       (1)                            840                 35,137
         Fox Entertainment Group Inc. "A"                    (1)                          1,249                 30,625
         Gannett Co. Inc.                                                                 1,888                116,414
         Gemstar-TV Guide International Inc.                 (1)                          1,733                 51,401
         Hispanic Broadcasting Corp.                         (1)                          1,166                 24,066
         Knight Ridder Inc.                                  (2)                            598                 36,239
         McClatchy Co. (The) "A"                                                          1,148                 49,364
         McGraw-Hill Companies Inc.                                                       1,295                 76,729
         Meredith Corp.                                                                     706                 22,980
         New York Times Co. "A"                                                           1,122                 47,966
         Readers Digest Association Inc. (The) "A"                                        1,018                 19,037
         Scripps (E.W.) Company                                                             697                 45,619
         Tribune Co.                                                                      2,168                 85,463
         Univision Communications Inc.                       (1)                          1,393                 41,553
         USA Networks Inc.                                   (1)                          2,621                 60,702
         Viacom Inc. "B"                                     (1)                         10,355                439,052
         Walt Disney Co. (The)                                                           11,992                304,957
         Washington Post Company (The) "B"                                                   99                 56,777
         Westwood One Inc.                                   (1)                          1,326                 37,791
         -------------------------------------------------------------------------------------------------------------
                                                                                                             3,161,444
         -------------------------------------------------------------------------------------------------------------
         METAL FABRICATE / HARDWARE--0.04%
         -------------------------------------------------------------------------------------------------------------

         Precision Castparts Corp.                                                        1,044                 35,851
         -------------------------------------------------------------------------------------------------------------
                                                                                                                35,851
         -------------------------------------------------------------------------------------------------------------
         MINING--0.29%
         -------------------------------------------------------------------------------------------------------------

         Alcoa Inc.                                                                       5,168                197,004
         Freeport-McMoRan Copper & Gold Inc.                 (1,2)                        1,825                 22,594
         Homestake Mining Company                                                         2,168                 17,951
         Newmont Mining Corp.                                                             1,096                 22,731
         Phelps Dodge Corp.                                                                 571                 22,497

         -------------------------------------------------------------------------------------------------------------
                                                                                                               282,777
         -------------------------------------------------------------------------------------------------------------
         OFFICE / BUSINESS EQUIPMENT--0.16%
         -------------------------------------------------------------------------------------------------------------

         Herman Miller Inc.                                                               1,132                 25,832
         Pitney Bowes Inc.                                                                1,949                 84,762
         Xerox Corp.                                                                      4,540                 41,768
         -------------------------------------------------------------------------------------------------------------
                                                                                                               152,362
         -------------------------------------------------------------------------------------------------------------
         OIL & GAS PRODUCERS--3.54%
         -------------------------------------------------------------------------------------------------------------

         Amerada Hess Corp.                                                                 770                 59,837
         Anadarko Petroleum Corp.                            (2)                          1,705                 88,234
         Apache Corp.                                        (2)                            972                 45,616
         Burlington Resources Inc.                                                        1,459                 55,442
         Chevron Corp.                                                                    3,296                299,112
         Conoco Inc. "B"                                                                  4,249                125,855
         Devon Energy Corp.                                  (1,2)                        1,010                 46,733
         Diamond Offshore Drilling Inc.                      (2)                            880                 24,552
         ENSCO International Inc.                                                         1,527                 27,852
         EOG Resources Inc.                                                               1,055                 33,359
         Exxon Mobil Corp.                                                               38,448              1,543,687
         Global Marine Inc.                                  (1)                          1,942                 27,965
         Kerr-McGee Corp.                                    (2)                            749                 43,749
         Kinder Morgan Inc.                                                                 815                 45,314
         Murphy Oil Corp.                                                                   584                 44,092
         Nabors Industries Inc.                              (1)                          1,146                 28,100
         Newfield Exploration Co.                            (1)                          1,019                 33,586
         Noble Drilling Corp.                                (1)                          1,516                 41,235
         Occidental Petroleum Corp.                                                       2,521                 69,378
         Phillips Petroleum Co.                              (2)                          1,275                 73,313
         Pioneer Natural Resources Co.                       (1)                          1,937                 33,898
         Rowan Companies Inc.                                (1)                            782                 12,160
         Sunoco Inc.                                                                        799                 30,226
         Texaco Inc.                                                                      3,164                220,373
         Tosco Corp.                                                                      1,041                 48,302
         Transocean Sedco Forex Inc.                                                      2,094                 60,517
         Ultramar Diamond Shamrock Corp.                                                  1,129                 58,302
         Unit Corp.                                          (1)                          3,006                 27,595
         Unocal Corp.                                                                     1,635                 57,716
         USX-Marathon Group Inc.                                                          2,106                 66,360
         Valero Energy Corp.                                 (2)                            815                 33,823
         XTO Energy Inc.                                     (2)                          1,733                 24,435
         -------------------------------------------------------------------------------------------------------------
                                                                                                             3,430,718
         -------------------------------------------------------------------------------------------------------------
         OIL & GAS SERVICES--0.50%
         -------------------------------------------------------------------------------------------------------------

         Baker Hughes Inc.                                                                1,789                 58,930
         BJ Services Co.                                     (1)                          1,942                 43,559
         Cooper Cameron Corp.                                (1)                            607                 26,253
         Grant Prideco Inc.                                  (1)                          1,087                 11,370
         Halliburton Co.                                                                  2,494                 69,483
         Schlumberger Ltd.                                                                3,167                155,183
         Smith International Inc.                            (1)                            686                 31,830
         Tidewater Inc.                                                                     734                 22,835
         Varco International Inc.                            (1)                          1,708                 25,927
         Weatherford International Inc.                      (1)                          1,088                 36,198
         -------------------------------------------------------------------------------------------------------------
                                                                                                               481,568
         -------------------------------------------------------------------------------------------------------------
         PACKAGING & CONTAINERS--0.14%
         -------------------------------------------------------------------------------------------------------------

         -------------------------------------------------------------------------------------------------------------
         Bemis Co.                                                                          372                 16,279
         Pactiv Corp.                                        (1)                          1,497                 23,772
         Sealed Air Corp.                                    (1)                            629                 25,273
         Smurfit-Stone Container Corp.                       (1)                          1,864                 32,173
         Sonoco Products Co.                                                              1,330                 34,527
         -------------------------------------------------------------------------------------------------------------
                                                                                                               132,024
         -------------------------------------------------------------------------------------------------------------
         PHARMACEUTICALS--6.61%
         -------------------------------------------------------------------------------------------------------------

         Abbott Laboratories                                                             10,430                518,371
         Abgenix Inc.                                        (1)                            713                 21,369
         Allergan Inc.                                                                    1,012                 73,117
         American Home Products Corp.                                                     8,888                497,728
         AmerisourceBergen Corp.                             (1)                            792                 51,024
         Bristol-Myers Squibb Co.                                                        12,518                702,761
         Cardinal Health Inc.                                                             2,900                211,526
         Celgene Corp.                                       (1)                            433                 12,042
         Cell Therapeutics Inc.                              (1,2)                          204                  6,185
         COR Therapeutics Inc.                               (1,2)                          382                 10,486
         Forest Laboratories Inc. "A"                        (1)                          1,711                124,920
         Gilead Sciences Inc.                                (1)                            917                 55,671
         ICN Pharmaceuticals Inc.                            (2)                          1,009                 29,715
         IVAX Corporation                                    (1,2)                        1,632                 54,933
         King Pharmaceuticals Inc.                           (1)                          1,394                 60,291
         Lilly (Eli) and Company                                                          7,325                568,640
         Medarex Inc.                                        (1)                            662                 12,591
         MedImmune Inc.                                      (1)                          1,351                 54,243
         Merck & Co. Inc.                                                                14,450                940,695
         Mylan Laboratories Inc.                                                          1,562                 51,530
         NPS Pharmaceuticals Inc.                            (1)                            128                  4,303
         Omnicare Inc.                                                                    1,733                 41,453
         OSI Pharmaceuticals Inc.                            (1,2)                          128                  5,427
         Pfizer Inc.                                                                     39,490              1,512,862
         Pharmacia Corporation                                                            8,582                339,847
         Schering-Plough Corp.                                                            9,808                373,979
         Sepracor Inc.                                       (1,2)                          382                 16,311
         Sybron Dental Specialties Inc.                      (1)                            475                 10,013
         Titan Pharmaceuticals Inc.                          (1)                            128                  1,248
         Watson Pharmaceuticals Inc.                         (1)                            684                 38,372
         -------------------------------------------------------------------------------------------------------------
                                                                                                             6,401,653
         -------------------------------------------------------------------------------------------------------------
         PIPELINES--0.52%
         -------------------------------------------------------------------------------------------------------------

         Dynegy Inc. "A"                                                                  1,860                 78,436
         El Paso Corp.                                                                    3,287                159,715
         Enron Corp.                                         (1,2)                        4,285                149,932
         Williams Companies Inc.                                                          3,463                112,721
         -------------------------------------------------------------------------------------------------------------
                                                                                                               500,804
         -------------------------------------------------------------------------------------------------------------
         REAL ESTATE--0.07%
         -------------------------------------------------------------------------------------------------------------

         Catellus Development Corp.                          (1)                          2,573                 47,343
         St. Joe Company (The)                                                              765                 20,846
         -------------------------------------------------------------------------------------------------------------
                                                                                                                68,189
         -------------------------------------------------------------------------------------------------------------
         REAL ESTATE INVESTMENT TRUSTS--0.91%
         -------------------------------------------------------------------------------------------------------------

         Archstone Communities Trust                                                      1,642                 44,334
         Boston Properties Inc.                                                           1,203                 47,398
         Crescent Real Estate Equities Co.                                                2,023                 47,642

         Duke-Weeks Realty Corp.                                                          2,162                 54,634
         Equity Office Properties Trust                                                   4,809                154,321
         Equity Residential Properties Trust                                              1,451                 85,478
         Host Marriott Corp.                                                              3,617                 46,298
         iStar Financial Inc.                                                             2,267                 61,050
         Kimco Realty Corp.                                                                 986                 47,298
         Public Storage Inc.                                                              1,444                 47,883
         Rouse Co.                                                                        1,575                 45,045
         Simon Property Group Inc.                                                        2,236                 65,515
         Ventas Inc.                                                                      7,794                 91,424
         Vornado Realty Trust                                                             1,165                 46,728
         -------------------------------------------------------------------------------------------------------------
                                                                                                               885,048
         -------------------------------------------------------------------------------------------------------------
         RETAIL--4.59%
         -------------------------------------------------------------------------------------------------------------

         Abercrombie & Fitch Co. "A"                         (1)                            891                 27,033
         Amazon.com Inc.                                     (1,2)                        1,328                 11,872
         AutoNation Inc.                                     (1)                          4,941                 53,165
         AutoZone Inc.                                       (1)                            989                 45,692
         Bed Bath & Beyond Inc.                              (1,2)                        2,040                 58,854
         Best Buy Co. Inc.                                   (1)                          1,495                 88,175
         Big Lots Inc.                                                                      798                  8,459
         CDW Computer Centers Inc.                           (1)                            233                  9,506
         Circuit City Stores Inc.                                                         1,361                 22,729
         CVS Corp.                                                                        2,690                 97,136
         Darden Restaurants Inc.                                                            920                 26,330
         Dillards Inc. "A"                                                                  745                 13,336
         Dollar General Corp.                                                             2,266                 39,088
         Dollar Tree Stores Inc.                             (1)                            704                 16,706
         eBay Inc.                                           (1)                          1,071                 60,222
         Family Dollar Stores Inc.                                                        1,640                 49,200
         Federated Department Stores Inc.                    (1)                          1,392                 50,544
         Gap Inc. (The)                                                                   6,096                119,786
         Golden State Bancorp Inc.                           (1)                          1,900                  2,318
         Home Depot Inc.                                                                 14,314                657,728
         Intimate Brands Inc.                                                               713                  9,811
         Kmart Corp.                                         (1)                          3,290                 33,032
         Kohls Corp.                                         (1)                          2,410                133,755
         Limited Inc.                                                                     2,945                 41,525
         Lowe's Companies Inc.                                                            2,812                104,606
         May Department Stores Co.                                                        2,225                 74,871
         McDonald's Corp.                                                                 7,379                221,591
         Nordstrom Inc.                                                                     971                 19,469
         Office Depot Inc.                                   (1)                          2,259                 31,400
         Outback Steakhouse Inc.                             (1)                            759                 22,201
         Penney (J.C.) Company Inc.                                                       1,757                 42,168
         PurchasePro.com Inc.                                (1)                            588                    470
         RadioShack Corp.                                                                 1,386                 32,432
         Rite Aid Corp.                                      (1,2)                        1,754                 13,927
         Ross Stores Inc.                                                                 1,580                 46,294
         Sears, Roebuck and Co.                                                           1,765                 75,454
         Staples Inc.                                        (1)                          3,257                 49,018
         Starbucks Corp.                                     (1,2)                        3,315                 55,924
         Target Corp.                                                                     5,816                201,524
         Tiffany & Co.                                                                    1,290                 40,184
         TJX Companies Inc.                                                               2,127                 74,658

         Toys R Us Inc.                                      (1)                          1,627                 38,934
         Tricon Global Restaurants Inc.                      (1)                          1,140                 48,587
         Venator Group Inc.                                  (1)                          2,471                 44,354
         Walgreen Co.                                                                     6,894                236,809
         Wal-Mart Stores Inc.                                                            26,439              1,270,394
         Wendy's International Inc.                                                         867                 24,614
         -------------------------------------------------------------------------------------------------------------
                                                                                                             4,445,885
         -------------------------------------------------------------------------------------------------------------
         SEMICONDUCTORS--3.16%
         -------------------------------------------------------------------------------------------------------------

         Advanced Micro Devices Inc.                         (1)                          1,992                 26,992
         Altera Corp.                                        (1)                          3,465                 98,406
         Amkor Technology Inc.                               (1,2)                        1,275                 20,885
         Analog Devices Inc.                                 (1,2)                        2,384                113,908
         Applied Materials Inc.                              (1)                          4,868                209,762
         Applied Micro Circuits Corp.                        (1)                          1,962                 27,998
         Atmel Corp.                                         (1,2)                        4,724                 45,303
         Broadcom Corp. "A"                                  (1,2)                        1,428                 45,910
         Conexant Systems Inc.                               (1)                          1,578                 18,794
         Cree Inc.                                           (1,2)                          662                 13,882
         Cypress Semiconductor Corp.                         (1)                          1,708                 36,910
         Emcore Corp.                                        (1)                            102                  1,546
         Integrated Device Technology Inc.                   (1)                            956                 29,722
         Intel Corp.                                                                     40,301              1,126,816
         International Rectifier Corp.                       (1)                            630                 23,297
         KLA-Tencor Corp.                                    (1)                          1,210                 59,459
         Lam Research Corp.                                  (1)                            963                 27,263
         Lattice Semiconductor Corp.                         (1)                          1,262                 29,493
         Linear Technology Corp.                                                          2,325                 95,511
         LSI Logic Corp.                                     (1)                          2,028                 41,067
         Maxim Integrated Products Inc.                      (1)                          2,577                119,083
         Microchip Technology Inc.                           (1)                          1,526                 54,463
         Micron Technology Inc.                              (1)                          3,655                137,465
         National Semiconductor Corp.                        (1)                          1,119                 36,983
         Novellus Systems Inc.                               (1,2)                          982                 43,512
         NVIDIA Corp.                                        (1)                            356                 30,157
         QLogic Corp.                                        (1)                            725                 21,757
         Rambus Inc.                                         (1,2)                          629                  3,919
         Silicon Laboratories Inc.                           (1,2)                          128                  2,559
         Teradyne Inc.                                       (1)                          1,122                 36,779
         Texas Instruments Inc.                                                          10,253                339,374
         Transwitch Corp.                                    (1)                            560                  4,592
         TriQuint Semiconductor Inc.                         (1)                            713                 15,116
         Varian Semiconductor Equipment Associates Inc.      (1)                            423                 14,551
         Vitesse Semiconductor Corp.                         (1,2)                        1,061                 15,491
         Xilinx Inc.                                         (1)                          2,394                 93,462
         -------------------------------------------------------------------------------------------------------------
                                                                                                             3,062,187
         -------------------------------------------------------------------------------------------------------------
         SOFTWARE--4.04%
         -------------------------------------------------------------------------------------------------------------

         Actuate Corp.                                       (1)                            764                  5,272
         Adobe Systems Inc.                                                               1,757                 59,053
         Akamai Technologies Inc.                            (1,2)                          382                  1,608
         Ariba Inc.                                          (1,2)                        1,300                  2,964
         Ascential Software Corp.                            (1)                          5,012                 23,657
         At Home Corp. "A"                                   (1)                          1,808                    759
         Autodesk Inc.                                                                      443                 16,985

         Automatic Data Processing Inc.                                                   4,268                220,912
         BEA Systems Inc.                                    (1)                          2,016                 32,599
         BMC Software Inc.                                   (1)                          1,774                 28,384
         BroadVision Inc.                                    (1)                          1,478                  1,907
         Cadence Design Systems Inc.                         (1)                          2,696                 59,258
         Certegy Inc.                                        (1)                            544                 18,692
         CheckFree Corp.                                     (1,2)                          433                  9,487
         ChoicePoint Inc.                                    (1)                            683                 27,286
         Citrix Systems Inc.                                 (1)                          1,355                 44,647
         CMGI Inc.                                           (1,2)                        1,860                  3,311
         Computer Associates International Inc.                                           3,806                118,176
         Compuware Corp.                                     (1)                          2,655                 32,418
         CSG Systems International Inc.                      (1)                            637                 29,238
         DoubleClick Inc.                                    (1)                            713                  5,725
         Electronic Arts Inc.                                (1)                          1,235                 71,272
         Exodus Communications Inc.                          (1)                          3,567                  3,139
         First Data Corp.                                                                 2,680                176,478
         Fiserv Inc.                                         (1)                          1,174                 63,596
         i2 Technologies Inc.                                (1)                          2,375                 15,818
         IMS Health Inc.                                                                  2,259                 60,135
         Informatica Corp.                                   (1)                            408                  3,125
         Intuit Inc.                                         (1)                          1,678                 63,395
         Macromedia Inc.                                     (1)                            508                  7,076
         Manugistics Group Inc.                              (1)                            611                  7,155
         Mercury Interactive Corp.                           (1)                            764                 20,636
         Micromuse Inc.                                      (1)                            611                  7,234
         Microsoft Corp.                                     (1)                         32,845              1,873,807
         Novell Inc.                                         (1)                          2,219                 10,096
         Openwave Systems Inc.                               (1)                          1,224                 19,633
         Oracle Corp.                                        (1)                         35,051                427,973
         Parametric Technology Corp.                         (1)                          1,981                 14,441
         PeopleSoft Inc.                                     (1)                          1,944                 67,029
         Peregrine Systems Inc.                              (1)                            815                 21,337
         Rational Software Corp.                             (1)                          1,390                 19,960
         RealNetworks Inc.                                   (1)                            713                  5,148
         Roxio Inc.                                          (1)                            125                  2,269
         SERENA Software Inc.                                (1)                            331                  3,873
         Siebel Systems Inc.                                 (1)                          3,134                 67,694
         Stellent Inc.                                       (1,2)                           51                  1,112
         Sybase Inc.                                         (1)                            613                  8,441
         Symantec Corp.                                      (1)                            917                 39,422
         TIBCO Software Inc.                                 (1)                            484                  4,148
         Total System Services Inc.                                                         571                 14,286
         Vignette Corp.                                      (1)                          2,853                 19,486
         webMethods Inc.                                     (1,2)                           26                    313
         Yahoo! Inc.                                         (1,2)                        3,957                 46,930
         -------------------------------------------------------------------------------------------------------------
                                                                                                             3,908,795
         -------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATION EQUIPMENT--1.07%
         -------------------------------------------------------------------------------------------------------------

         ADC Telecommunications Inc.                         (1)                          4,499                 19,661
         Advanced Fibre Communications Inc.                  (1)                            681                 16,514
         American Tower Corp.                                (1,2)                        2,038                 29,490
         Andrew Corp.                                        (1)                            589                 11,980
         Avaya Inc.                                          (1)                          1,951                 22,163

         Cadence Design Systems Inc.                         (1)                          2,696                 59,258
         Certegy Inc.                                        (1)                            544                 18,692
         CheckFree Corp.                                     (1,2)                          433                  9,487
         ChoicePoint Inc.                                    (1)                            683                 27,286
         Citrix Systems Inc.                                 (1)                          1,355                 44,647
         CMGI Inc.                                           (1,2)                        1,860                  3,311
         Computer Associates International Inc.                                           3,806                118,176
         Compuware Corp.                                     (1)                          2,655                 32,418
         CSG Systems International Inc.                      (1)                            637                 29,238
         DoubleClick Inc.                                    (1)                            713                  5,725
         Electronic Arts Inc.                                (1)                          1,235                 71,272
         Exodus Communications Inc.                          (1)                          3,567                  3,139
         First Data Corp.                                                                 2,680                176,478
         Fiserv Inc.                                         (1)                          1,174                 63,596
         i2 Technologies Inc.                                (1)                          2,375                 15,818
         IMS Health Inc.                                                                  2,259                 60,135
         Informatica Corp.                                   (1)                            408                  3,125
         Intuit Inc.                                         (1)                          1,678                 63,395
         Macromedia Inc.                                     (1)                            508                  7,076
         Manugistics Group Inc.                              (1)                            611                  7,155
         Mercury Interactive Corp.                           (1)                            764                 20,636
         Micromuse Inc.                                      (1)                            611                  7,234
         Microsoft Corp.                                     (1)                         32,845              1,873,807
         Novell Inc.                                         (1)                          2,219                 10,096
         Openwave Systems Inc.                               (1)                          1,224                 19,633
         Oracle Corp.                                        (1)                         35,051                427,973
         Parametric Technology Corp.                         (1)                          1,981                 14,441
         PeopleSoft Inc.                                     (1)                          1,944                 67,029
         Peregrine Systems Inc.                              (1)                            815                 21,337
         Rational Software Corp.                             (1)                          1,390                 19,960
         RealNetworks Inc.                                   (1)                            713                  5,148
         Roxio Inc.                                          (1)                            125                  2,269
         SERENA Software Inc.                                (1)                            331                  3,873
         Siebel Systems Inc.                                 (1)                          3,134                 67,694
         Stellent Inc.                                       (1,2)                           51                  1,112
         Sybase Inc.                                         (1)                            613                  8,441
         Symantec Corp.                                      (1)                            917                 39,422
         TIBCO Software Inc.                                 (1)                            484                  4,148
         Total System Services Inc.                                                         571                 14,286
         Vignette Corp.                                      (1)                          2,853                 19,486
         webMethods Inc.                                     (1,2)                           26                    313
         Yahoo! Inc.                                         (1,2)                        3,957                 46,930
         -------------------------------------------------------------------------------------------------------------
                                                                                                             3,908,795
         -------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATION EQUIPMENT--1.07%
         -------------------------------------------------------------------------------------------------------------

         ADC Telecommunications Inc.                         (1)                          4,499                 19,661
         Advanced Fibre Communications Inc.                  (1)                            681                 16,514
         American Tower Corp.                                (1,2)                        2,038                 29,490
         Andrew Corp.                                        (1)                            589                 11,980
         Avaya Inc.                                          (1)                          1,951                 22,163
         Ciena Corp.                                         (1)                          2,197                 37,613

         CommScope Inc.                                      (1)                            426                  8,989
         Comverse Technology Inc.                            (1)                          1,099                 27,629
         Corvis Corp.                                        (1)                          2,878                  5,670
         Harris Corp.                                                                       563                 16,513
         JDS Uniphase Corp.                                  (1)                          8,204                 57,838
         Lucent Technologies Inc.                                                        20,405                139,162
         Motorola Inc.                                                                   12,884                224,182
         QUALCOMM Inc.                                       (1)                          5,003                294,427
         RF Micro Devices Inc.                               (1,2)                        1,122                 28,566
         Scientific-Atlanta Inc.                                                          1,017                 20,889
         Sonus Networks Inc.                                 (1)                            942                 13,913
         Spectrasite Holdings Inc.                           (1,2)                        3,438                  9,489
         Sycamore Networks Inc.                              (1)                          1,453                  8,151
         Tellabs Inc.                                        (1)                          3,010                 40,093
         -------------------------------------------------------------------------------------------------------------
                                                                                                             1,032,932
         -------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATIONS--2.03%
         -------------------------------------------------------------------------------------------------------------

         Adaptec Inc.                                        (1)                            757                  7,911
         AirGate PCS Inc.                                    (1)                            280                 16,503
         Allegiance Telecom Inc.                             (1)                          1,377                 17,116
         AT&T Wireless Services Inc.                         (1)                          7,358                114,049
         Broadwing Inc.                                      (1)                          2,240                 40,230
         Citizen Communications Co.                          (1,2)                        2,675                 28,756
         Corning Inc.                                        (2)                          6,088                 73,117
         Cox Communications Inc. "A"                         (1,2)                        1,989                 79,083
         Crown Castle International Corp.                    (1)                          2,420                 24,660
         Digital Lightwave Inc.                              (1,2)                          255                  3,761
         EchoStar Communications Corp.                       (1)                          1,249                 35,172
         Emulex Corp.                                        (1)                            713                 11,344
         Finisar Corp.                                       (1)                          1,453                 14,327
         General Motors Corp. "H"                            (1)                          7,470                139,316
         Global Crossing Ltd.                                (1,2)                        5,617                 23,760
         InterDigital Communications Corp.                   (1)                            459                  4,136
         Leap Wireless International Inc.                    (1,2)                          554                 10,094
         Level 3 Communications Inc.                         (1,2)                        3,031                 11,578
         McLeodUSA Inc. "A"                                  (1)                          3,539                  4,424
         Metromedia Fiber Network Inc. "A"                   (1)                          2,827                  2,120
         MRV Communications Inc.                             (1)                            560                  2,279
         Newport Corp.                                                                      230                  4,168
         Nextel Communications Inc. "A"                      (1,2)                        5,425                 65,534
         NTL Inc.                                            (1)                          1,195                  5,927
         PanAmSat Corp.                                      (1)                            968                 28,730
         Powerwave Technologies Inc.                         (1)                            408                  5,957
         Qwest Communications International Inc.                                         10,122                217,623
         Sprint Corp. (PCS Group)                            (1,2)                        6,351                158,648
         Verizon Communications Inc.                                                     15,906                795,300
         Western Wireless Corp. "A"                          (1)                            475                 14,692
         -------------------------------------------------------------------------------------------------------------
                                                                                                             1,960,315
         -------------------------------------------------------------------------------------------------------------
         TELEPHONE--2.29%
         -------------------------------------------------------------------------------------------------------------

         Alltel Corp.                                                                     2,146                124,468
         AT&T Corp.                                                                      20,698                394,090
         BellSouth Corp.                                                                 11,244                419,401
         CenturyTel Inc.                                                                    991                 34,735

         SBC Communications Inc.                                                         20,561                841,151
         Sprint Corp. (FON Group)                                                         5,224                121,928
         Telephone & Data Systems Inc.                                                      535                 55,239
         WorldCom Inc.                                       (1)                         17,664                227,159
         XO Communications Inc. "A"                          (1,2)                        1,299                  1,481
         -------------------------------------------------------------------------------------------------------------
                                                                                                             2,219,652
         -------------------------------------------------------------------------------------------------------------
         TEXTILES--0.06%
         -------------------------------------------------------------------------------------------------------------

         Cintas Corp.                                        (1)                          1,289                 60,016
         -------------------------------------------------------------------------------------------------------------
                                                                                                                60,016
         -------------------------------------------------------------------------------------------------------------
         TOBACCO--0.77%
         -------------------------------------------------------------------------------------------------------------

         Philip Morris Companies Inc.                                                    13,255                628,287
         R.J. Reynolds Tobacco Holdings Inc.                                              1,310                 75,653
         UST Inc.                                                                         1,219                 40,227
         -------------------------------------------------------------------------------------------------------------
                                                                                                               744,167
         -------------------------------------------------------------------------------------------------------------
         TOYS / GAMES / HOBBIES--0.07%
         -------------------------------------------------------------------------------------------------------------

         Hasbro Inc.                                         (2)                          1,171                 20,305
         Mattel Inc.                                                                      2,905                 52,261
         -------------------------------------------------------------------------------------------------------------
                                                                                                                72,566
         -------------------------------------------------------------------------------------------------------------
         TRANSPORTATION--0.49%
         -------------------------------------------------------------------------------------------------------------

         Burlington Northern Santa Fe Corp.                                               2,693                 73,007
         CNF Transportation Inc.                                                          1,249                 37,507
         CSX Corp.                                           (1)                          1,461                 51,632
         Expeditors International Washington Inc.                                           687                 34,941
         FedEx Corp.                                         (1)                          1,976                 83,190
         Norfolk Southern Corp.                                                           2,617                 48,729
         Union Pacific Corp.                                                              1,557                 82,941
         United Parcel Service Inc.                                                       1,096                 60,532
         -------------------------------------------------------------------------------------------------------------
                                                                                                               472,479
         -------------------------------------------------------------------------------------------------------------
         TRUCKING & LEASING--0.03%
         -------------------------------------------------------------------------------------------------------------

         GATX Corporation                                                                   682                 26,775
         -------------------------------------------------------------------------------------------------------------
                                                                                                                26,775
         -------------------------------------------------------------------------------------------------------------
         WATER--0.04%
         -------------------------------------------------------------------------------------------------------------

         American Water Works Inc.                                                        1,058                 36,395
         -------------------------------------------------------------------------------------------------------------
                                                                                                                36,395
         -------------------------------------------------------------------------------------------------------------
         TOTAL U.S. COMMON STOCKS
         (Cost: $93,965,328)                                                                                71,928,505
         -------------------------------------------------------------------------------------------------------------

         INTERNATIONAL COMMON STOCKS--21.34%
         -------------------------------------------------------------------------------------------------------------
         AUSTRALIA--0.98%
         -------------------------------------------------------------------------------------------------------------
         Coles Myer Ltd. ADR                                                              3,319                100,234
         National Australia Bank ADR                         (2)                          3,712                329,032
         News Corporation Ltd. ADR                           (2)                          2,847                 92,784
         Rio Tinto PLC ADR                                                                3,138                229,702
         Westpac Banking Corp. ADR                                                        5,289                194,900
         -------------------------------------------------------------------------------------------------------------
                                                                                                               946,652
         -------------------------------------------------------------------------------------------------------------
         CANADA--0.30%
         -------------------------------------------------------------------------------------------------------------
         Alcan Aluminum Ltd.                                                              2,057                 74,710
         Barrick Gold Corp.                                  (2)                          2,701                 43,270
         Inco Ltd.                                           (1)                          1,701                 28,271

         Nortel Networks Corp.                                                           19,129                119,748
         Placer Dome Inc.                                                                 2,143                 23,680
         -------------------------------------------------------------------------------------------------------------
                                                                                                               289,679
         -------------------------------------------------------------------------------------------------------------
         DENMARK--1.12%
         -------------------------------------------------------------------------------------------------------------
         Novo-Nordisk A/S ADR                                                            21,434                891,654
         TDC  A/S ADR                                                                    10,774                192,855
         -------------------------------------------------------------------------------------------------------------
                                                                                                             1,084,509
         -------------------------------------------------------------------------------------------------------------
         FINLAND--0.24%
         -------------------------------------------------------------------------------------------------------------
         Nokia OYJ ADR                                                                   14,547                228,970
         -------------------------------------------------------------------------------------------------------------
                                                                                                               228,970
         -------------------------------------------------------------------------------------------------------------
         FRANCE--2.82%
         -------------------------------------------------------------------------------------------------------------
         Alcatel SA ADR                                      (2)                         13,009                202,940
         Aventis SA ADR                                                                   7,792                568,816
         AXA-UAP ADR                                                                     14,604                402,340
         France Telecom SA ADR                               (2)                          2,059                 67,844
         LVMH Moet-Hennessy Louis Vuitton ADR                (2)                         16,438                161,092
         Total Fina SA ADR                                                               16,130              1,191,201
         Total Fina SA Warrants (Expires 08/08/03)           (1)                            162                  4,658
         Vivendi Universal  SA ADR                           (2)                          2,336                127,803
         -------------------------------------------------------------------------------------------------------------
                                                                                                             2,726,694
         -------------------------------------------------------------------------------------------------------------
         GERMANY--0.92%
         -------------------------------------------------------------------------------------------------------------
         DaimlerChrysler AG                                  (2)                         13,074                574,602
         Deutsche Telekom AG ADR                             (2)                         12,303                191,312
         SAP AG ADR                                          (2)                          3,739                128,958
         -------------------------------------------------------------------------------------------------------------
                                                                                                               894,872
         -------------------------------------------------------------------------------------------------------------
         IRELAND--0.40%
         -------------------------------------------------------------------------------------------------------------
         Allied Irish Banks PLC ADR                          (2)                         17,478                390,633
         -------------------------------------------------------------------------------------------------------------
                                                                                                               390,633
         -------------------------------------------------------------------------------------------------------------
         ITALY--0.77%
         -------------------------------------------------------------------------------------------------------------
         Benetton Group SpA ADR                                                           7,416                201,344
         ENI-Ente Nazionale Idrocarburi SpA ADR              (2)                          2,344                157,986
         Fiat SpA ADR                                        (1,2)                        6,859                159,460
         San Paolo-IMI SpA ADR                               (2)                          9,236                231,362
         -------------------------------------------------------------------------------------------------------------
                                                                                                               750,152
         -------------------------------------------------------------------------------------------------------------
         JAPAN--5.08%
         -------------------------------------------------------------------------------------------------------------
         Canon Inc. ADR                                                                   5,655                172,025
         Fuji Photo Film Co. Ltd. ADR                                                     4,261                158,722
         Hitachi Ltd. ADR                                                                 2,575                206,129
         Honda Motor Company Ltd. ADR                                                     2,877                210,021
         Ito-Yokado Co. Ltd. ADR                             (2)                          5,254                201,386
         Japan Air Lines ADR                                 (1)                         33,205                195,943
         Kirin Brewery Co. Ltd. ADR                                                       4,190                321,583
         Kubota Corp. ADR                                    (2)                          4,848                334,512
         Kyocera Corp. ADR                                                                1,803                120,819
         Makita Corp. ADR                                                                 5,370                 33,026
         Matsushita Electric Industrial Co. ADR              (2)                         13,224                199,153
         Mitsubishi Corp. ADR                                                            15,194                250,701
         Mitsui & Co. ADR                                                                 2,058                282,461
         NEC Corp. ADR                                                                   19,482                240,973
         Nippon Telegraph & Telephone Corp. ADR                                          10,459                236,269
         Nissan Motor Co. Ltd. ADR                                                       18,151                210,552

         Pioneer Corp. ADR                                                                7,344                144,310
         Ricoh Corp. Ltd. ADR                                                             2,235                181,035
         Sony Corp. ADR                                                                   3,467                155,668
         Tokio Marine and Fire Insurance Co. Ltd. ADR                                    11,562                602,496
         Toyota Motor Corp. ADR                                                           7,522                459,594
         -------------------------------------------------------------------------------------------------------------
                                                                                                             4,917,378
         -------------------------------------------------------------------------------------------------------------
         NETHERLANDS--2.55%
         -------------------------------------------------------------------------------------------------------------
         Abn Amro Holding NV ADR                             (2)                         14,235                261,924
         Aegon NV ADR                                                                     6,937                209,497
         Akzo Nobel NV ADR                                                                4,026                180,325
         Elsevier NV ADR                                                                 12,684                319,637
         ING Groep NV ADR                                                                 5,560                176,141
         Koninklijke (Royal) Philips Electonics NV ADR                                    7,303                195,501
         Koninklijke Ahold NV ADR                            (2)                         10,209                309,121
         Royal Dutch Petroleum Co. - NY Shares                                           10,804                611,831
         Unilever NV - NY Shares                                                          3,289                200,925
         -------------------------------------------------------------------------------------------------------------
                                                                                                             2,464,902
         -------------------------------------------------------------------------------------------------------------
         NEW ZEALAND--0.06%
         -------------------------------------------------------------------------------------------------------------
         Telecom Corp. of New Zealand Ltd. ADR               (2)                          3,372                 59,448
         -------------------------------------------------------------------------------------------------------------
                                                                                                                59,448
         -------------------------------------------------------------------------------------------------------------
         PORTUGAL--0.08%
         -------------------------------------------------------------------------------------------------------------
         Banco Comercial Portugues ADR                       (2)                          4,146                 81,884
         -------------------------------------------------------------------------------------------------------------
                                                                                                                81,884
         -------------------------------------------------------------------------------------------------------------
         SINGAPORE--0.05%
         -------------------------------------------------------------------------------------------------------------
         Chartered Semiconductor Manufacturing Ltd. ADR      (1,2)                        1,708                 45,757
         -------------------------------------------------------------------------------------------------------------
                                                                                                                45,757
         -------------------------------------------------------------------------------------------------------------
         SPAIN--0.90%
         -------------------------------------------------------------------------------------------------------------
         Banco Bilbao Vizcaya Argentaria SA ADR              (2)                         13,380                174,609
         Banco Santander Central Hispano SA ADR              (2)                         38,734                354,416
         Repsol SA ADR                                                                    8,103                137,022
         Telefonica SA ADR                                   (1,2)                        5,826                205,367
         -------------------------------------------------------------------------------------------------------------
                                                                                                               871,414
         -------------------------------------------------------------------------------------------------------------
         SWEDEN--0.18%
         -------------------------------------------------------------------------------------------------------------
         Telefonaktiebolaget LM Ericsson AB ADR                                          35,585                177,213
         -------------------------------------------------------------------------------------------------------------
                                                                                                               177,213
         -------------------------------------------------------------------------------------------------------------
         SWITZERLAND--0.16%
         -------------------------------------------------------------------------------------------------------------
         Adecco SA ADR                                                                    9,417                114,511
         Sulzer Medica ADR                                   (2)                          4,869                 36,518
         -------------------------------------------------------------------------------------------------------------
                                                                                                               151,029
         -------------------------------------------------------------------------------------------------------------
         UNITED KINGDOM--4.73%
         -------------------------------------------------------------------------------------------------------------
         AstraZeneca PLC ADR                                                              8,109                393,287
         Barclays PLC ADR                                    (2)                          2,772                346,500
         BP Amoco PLC ADR                                                                 7,460                379,565
         British Sky Broadcasting PLC ADR                    (1)                          2,179                149,044
         British Telecom PLC ADR                             (2)                          4,687                293,453
         Cadbury Schweppes PLC ADR                                                        9,338                253,247
         Diageo PLC ADR                                                                  13,084                531,080
         GlaxoSmithKline PLC ADR                                                         21,956              1,162,570
         Hanson PLC ADR                                                                   7,970                309,316
         Hong Kong & Shanghai Banking ADR                    (2)                          2,415                143,548
         Reuters Group PLC ADR                                                            2,299                155,642

         Vodafone Group PLC ADR                                                          22,921                461,858
         -------------------------------------------------------------------------------------------------------------
                                                                                                             4,579,110
         -------------------------------------------------------------------------------------------------------------
         TOTAL INTERNATIONAL COMMON STOCKS
         (Cost: $28,104,727)                                                                                20,660,296
         -------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCKS
         (Cost: $122,070,055)                                                                               92,588,801
         -------------------------------------------------------------------------------------------------------------
         Security                                                                   Face Amount                  Value
         -------------------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS--3.31%
         -------------------------------------------------------------------------------------------------------------
         U.S. Treasury Bonds
           9.25%, 02/15/16                                                            2,300,000              3,205,804
         -------------------------------------------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost: $3,164,373)                                                                                  3,205,804
         -------------------------------------------------------------------------------------------------------------
         Security                                                                   Face Amount                  Value
         -------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--8.75%
         -------------------------------------------------------------------------------------------------------------
         Dreyfus Money Market Fund                                                    3,202,353              3,202,353
                                                            (3)
         Goldman Sachs Financial Square Prime Obligation Fund                         1,466,517              1,466,517
                                                            (3)
         Providian Temp Cash Money Market Fund                                        3,802,794              3,802,794
                                                            (3)
         -------------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $8,471,664)                                                                                  8,471,664
         -------------------------------------------------------------------------------------------------------------
         Security                                                                   Face Amount                  Value
         -------------------------------------------------------------------------------------------------------------
         REPURCHASE AGREEMENT--1.00%
         -------------------------------------------------------------------------------------------------------------
         Investors Bank & Trust Tri-Party Repurchase Agreement, dated 08/31/01, due 09/04/01, with a maturity value of $965,136 and an effective
          yield of 3.38%.                                                               964,774                964,774
         -------------------------------------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $964,774)                                                                                      964,774
         -------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS IN SECURITIES -- 108.71%
         (Cost $134,670,866)                                                                               105,231,043
         -------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (8.71%)                                                          (8,433,421)
         -------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                            $ 96,797,622
         -------------------------------------------------------------------------------------------------------------

1      Non-income earning securities.
2      Denotes all or part of security on loan. See Note 4.
3 Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2001 (Unaudited)

                                                LifePath Income     LifePath 2010    LifePath 2020    LifePath 2030    LifePath 2040
                                               Master Portfolio  Master Portfolio Master Portfolio Master Portfolio Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                $ 41,684,558    $  133,830,930    $ 430,453,282   $  123,089,571   $  134,670,866
                                                   ------------    --------------    -------------   --------------   --------------
Investments at market value (Note 1)             1 $ 42,311,448    $  133,321,660    $ 382,441,394   $  129,439,308   $  105,231,043
Receivables:
     Investment securities sold                              --                --            1,251               --              451
     Dividends and interest                             380,644           918,282        1,797,537          363,713          272,289
                                                   ------------    --------------    -------------   --------------   --------------
Total Assets                                         42,692,092       134,239,942      384,240,182      129,803,021      105,503,783
                                                   ------------    --------------    -------------   --------------   --------------
LIABILITIES
Payables:
     Collateral for securities loaned (Note 4)        3,588,105        11,635,856       32,376,826        9,763,998        8,471,664
     Advisory fees (Note 2)                              67,447           196,057          493,719          204,507          234,497
                                                   ------------    --------------    -------------   --------------   --------------
Total Liabilities                                     3,655,552        11,831,913       32,870,545        9,968,505        8,706,161
                                                   ------------    --------------    -------------   --------------   --------------
NET ASSETS                                         $ 39,036,540    $  122,408,029    $ 351,369,637   $  119,834,516   $   96,797,622
                                                   ============    ==============    =============   ==============   ==============

--------------------------------------------------------------------------------
 1 Includes securities on loan with market values of $3,505,222, $11,330,066, $31,330,359, $9,390,880 and $8,118,813, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 2001 (Unaudited)

                                                                                    LifePath 2020    LifePath 2030    LifePath 2040
                                                                                 Master Portfolio Master Portfolio Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     Dividends                                                                   1   $    136,148     $    781,303    $   2,667,423
     Interest                                                                           1,679,348        3,549,929        4,845,322
     Securities lending income                                                              7,114           22,696           61,377
                                                                                     ------------     ------------    -------------
Total investment income                                                                 1,822,610        4,353,928        7,574,122
                                                                                     ------------     ------------    -------------
EXPENSES (Note 2)
     Advisory fees                                                                        215,601          594,437        1,361,840
                                                                                     ------------     ------------    -------------
Total expenses                                                                            215,601          594,437        1,361,840
                                                                                     ------------     ------------    -------------
Net investment income                                                                   1,607,009        3,759,491        6,212,282
                                                                                     ------------     ------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on sale of investments                                           1,498,344       10,559,770       56,745,677
     Net change in unrealized appreciation (depreciation) of investments               (1,952,755)      14,418,019)     (76,551,088)
                                                                                     ------------     ------------    -------------

Net loss on investments                                                                  (454,411)      (3,858,249)     (19,805,411)
                                                                                     ------------     ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $  1,152,598     $    (98,758)   $ (13,593,129)
                                                                                     ============     ============    =============

                                                                               LifePath 2020       LifePath 2030
                                                                            Master Portfolio    Master Portfolio
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     Dividends                                                                $    1,442,441      $    2,266,598
     Interest                                                                      1,271,395             328,041
     Securities lending income                                                        21,481              35,333
                                                                              --------------      --------------
Total investment income                                                            2,735,317           2,629,972
                                                                              --------------      --------------

EXPENSES (Note 2)
     Advisory fees                                                                   609,756             838,078
                                                                              --------------      --------------
Total expenses                                                                       609,756             838,078
                                                                              --------------      --------------
Net investment income                                                              2,125,561           1,791,894
                                                                              --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on sale of investments                                     20,208,125          67,006,252
     Net change in unrealized appreciation (depreciation) of investments         (31,413,761)        (85,105,585)
                                                                              --------------      --------------

Net loss on investments                                                          (11,205,636)        (18,099,333)
                                                                              --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $   (9,080,075)     $  (16,307,439)
                                                                              ==============      ==============

--------------------------------------------------------------------------------
1 of foreign withholding tax of $4,498, $29,875, $77,790, $49,270 and $89,783,
  respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             LifePath Income Master Portfolio
                                                                                  -------------------------------------------

                                                                                         For the Six
                                                                                        Months Ended                  For the
                                                                                     August 31, 2001               Year Ended
                                                                                          (Unaudited)       February 28, 2001
                                                                                  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                        $        1,607,009    $           4,225,123
     Net realized gain                                                                     1,498,344                4,227,323
     Net change in unrealized appreciation (depreciation)                                 (1,952,755)              (2,481,846
                                                                                  ------------------    ---------------------
Net increase (decrease) in net assets resulting from operations                            1,152,598                5,970,600
                                                                                  ------------------    ---------------------

Interestholder transactions:
     Contributions                                                                        19,686,319               41,836,304
     Withdrawals                                                                         (87,373,019)             (36,297,048
                                                                                  ------------------    ---------------------
Net increase (decrease) in net assets resulting from interestholder transactions         (67,686,700)               5,539,256
                                                                                  ------------------    ---------------------
Increase (decrease) in net assets                                                        (66,534,102)              11,509,856
NET ASSETS:
Beginning of period                                                                      105,570,642               94,060,786
                                                                                  ------------------    ---------------------
End of period                                                                     $       39,036,540    $         105,570,642
                                                                                  ==================    =====================

                                                                                               LinePath 2010 Master Portfolio
                                                                                  -------------------------------------------

                                                                                         For the Six
                                                                                        Months Ended                  For the
                                                                                     August 31, 2001               Year Ended
                                                                                          (Unaudited)       February 28, 2001
                                                                                  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                        $        3,759,491    $           8,579,397
     Net realized gain                                                                    10,559,770                9,281,281
     Net change in unrealized appreciation (depreciation)                                (14,418,019)             (13,430,829)
                                                                                  ------------------    ---------------------
Net increase (decrease) in net assets resulting from operations                              (98,758)               4,429,849
                                                                                  ------------------    ---------------------

Interestholder transactions:
     Contributions                                                                        63,341,878              130,864,739
     Withdrawals                                                                        (217,103,289)             (88,258,009)
                                                                                  ------------------    ---------------------
Net increase (decrease) in net assets resulting from interestholder transactions        (153,761,411)              42,606,730
                                                                                  ------------------    ---------------------
Increase (decrease) in net assets                                                       (153,860,169)              47,036,579
NET ASSETS:
Beginning of period                                                                      276,268,198              229,231,619
                                                                                  ------------------    ---------------------
End of period                                                                     $      122,408,029    $         276,268,198
                                                                                  ==================    =====================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  LifePath 2020 Master Portfolio
                                                                                     -------------------------------------------


                                                                                            For the Six
                                                                                           Months Ended                  For the
                                                                                        August 31, 2001               Year Ended
                                                                                             (Unaudited)       February 28, 2001
                                                                                     -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                           $        6,212,282    $          11,165,147
     Net realized gain                                                                       56,745,677               16,252,938
     Net change in unrealized appreciation (depreciation)                                   (76,551,088)             (47,658,836)
                                                                                     ------------------    ---------------------
Net decrease in net assets resulting from operations                                        (13,593,129)             (20,240,751)
                                                                                     ------------------    ---------------------
Interestholder transactions:
     Contributions                                                                          237,121,535              253,737,778
     Withdrawals                                                                           (352,711,643)            (146,474,480)
                                                                                     ------------------    ---------------------
Net increase (decrease) in net assets resulting from interestholder transactions           (115,590,108)             107,263,298
                                                                                     ------------------    ---------------------
Increase (decrease) in net assets                                                          (129,183,237)              87,022,547
NET ASSETS:
Beginning of period                                                                         480,552,874              393,530,327
                                                                                     ------------------    ---------------------
End of period                                                                        $      351,369,637    $         480,552,874
                                                                                     ==================    =====================

                                                                                                  LifePath 2030 Master Portfolio
                                                                                     -------------------------------------------


                                                                                            For the Six
                                                                                           Months Ended                  For the
                                                                                        August 31, 2001               Year Ended
                                                                                             (Unaudited)       February 28, 2001
                                                                                     -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                           $        2,125,561    $           4,984,452
     Net realized gain                                                                       20,208,125               10,548,364
     Net change in unrealized appreciation (depreciation)                                   (31,413,761)             (32,993,243)
                                                                                     ------------------    ---------------------
Net decrease in net assets resulting from operations                                         (9,080,075)             (17,460,427)
                                                                                     ------------------    ---------------------
Interestholder transactions:
     Contributions                                                                           73,354,951              112,167,174
     Withdrawals                                                                           (226,372,360)             (84,993,424)
                                                                                     ------------------    ---------------------
Net increase (decrease) in net assets resulting from interestholder transactions           (153,017,409)              27,173,750
                                                                                     ------------------    ---------------------
Increase (decrease) in net assets                                                          (162,097,484)               9,713,323
NET ASSETS:
Beginning of period                                                                         281,932,000              272,218,677
                                                                                     ------------------    ---------------------
End of period                                                                        $      119,834,516    $         281,932,000
                                                                                     ==================    =====================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     LifePath 2040 Master Portfolio
                                                                                          -----------------------------------------


                                                                                                 For the Six
                                                                                                Months Ended                For the
                                                                                             August 31, 2001             Year Ended
                                                                                                  (Unaudited)     February 28, 2001
                                                                                          -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                                $        1,791,894    $         4,746,297
     Net realized gain                                                                            67,006,252             32,259,065
     Net change in unrealized appreciation (depreciation)                                        (85,105,585)           (89,014,477)
                                                                                          -------------------   -------------------
Net decrease in net assets resulting from operations                                             (16,307,439)           (52,009,115)
                                                                                          -------------------   -------------------
Interestholder transactions:
     Contributions                                                                                33,086,327            149,860,283
     Withdrawals                                                                                (370,450,196)          (187,242,136)
                                                                                          -------------------   -------------------
Net decrease in net assets resulting from interestholder transactions                           (337,363,869)           (37,381,853)
                                                                                          -------------------   -------------------
Decrease in net assets                                                                          (353,671,308)           (89,390,968)
NET ASSETS:
Beginning of period                                                                              450,468,930            539,859,898
                                                                                          -------------------   -------------------
End of period                                                                             $       96,797,622    $       450,468,930
                                                                                          ===================   ===================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio (''MIP'') is registered under the Investment Company Act of 1940, as amended (the ''1940 Act''), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     CHANGE IN ACCOUNTING POLICY

     Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that require the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the financial statements and had no impact on the total net assets of the Master Portfolios.

     FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     For the six months ended August 31, 2001, the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios realized net capital gains in the amounts of $1,482,593, $10,694,861, $60,723,259,
$1,7061,052, and $71,929,640, respectively, resulting from in-kind redemptions - transactions in which interestholders exchange their interests in a Master Portfolio for securities held by the Master Portfolio rather than for cash.

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios at August 31, 2001 were fully collateralized by U.S. Government obligations with a yield to maturity of 6.63%, a maturity date of 05/31/02 and aggregate market values of $218,772, $1,833,523, $1,093,863, $1,166,787 and $989,685, respectively.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Effective July 1, 2001, BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. Prior to July 1, 2001, BGFA was entitled to receive a fee of 0.55% from each Master Portfolio.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended August 31, 2001, BGIS received $3,021, $9, $33,241 and $10,266 in brokerage commissions from the LifePath Income, LifePath 2010, LifePath 2020 and LifePath 2040 Master Portfolios, respectively, related to the purchases and sales of portfolio investments. BGIS did not receive any brokerage commissions from the LifePath 2030 Master Portfolio for the six months ended August 31, 2001.

     As a result of using an index approach to investing, the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $38,500, $226,750, $1,067,125, $435,250, and $346,500, respectively, as of August 31, 2001.
Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

     Certain officers and trustees of MIP are also officers of Stephens. As of August 31, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS


     Investment transactions (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2001, were as follows:

   ----------------------------------------------------------------------------------------------------------------------
                                                U.S. Government Obligations                              Other Securities

                                     --------------------------------------       ---------------------------------------

   Master Portfolio                           Purchases               Sales                 Purchases               Sales
   ----------------------------------------------------------------------------------------------------------------------
   LifePath Income Master Portfolio      $           --    $     53,394,658          $     48,828,513    $      1,678,531
   LifePath 2010 Master Portfolio                    --          93,127,570               101,794,797           4,928,094
   LifePath 2020 Master Portfolio                    --          87,331,761               291,449,220          16,298,325
   LifePath 2030 Master Portfolio                    --          28,814,867                72,497,563           8,173,345
   LifePath 2040 Master Portfolio                    --           2,448,277                22,433,340          14,123,462

   ----------------------------------------------------------------------------------------------------------------------

     For the six months ended August 31, 2001 in-kind sales for the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were $31,306,087, $114,876,660, $255,847,329, $170,407,734 and
$336,636,953, respectively.

     At August 31, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    -------------------------------------------------------------------------------------------------------
                                                                                            Net Unrealized
                                                 Tax       Unrealized       Unrealized        Appreciation

    Master Portfolio                            Cost     Appreciation     Depreciation       (Depreciation)
    -------------------------------------------------------------------------------------------------------
    LifePath Income Master Portfolio   $  41,684,558   $    1,601,923   $     (975,033)   $        626,890
    LifePath 2010 Master Portfolio       133,830,930        6,008,494       (6,517,764)           (509,270)
    LifePath 2020 Master Portfolio       430,453,282       10,189,730      (58,201,618)        (48,011,888)
    LifePath 2030 Master Portfolio       123,089,571       14,396,610       (8,046,873)          6,349,737
    LifePath 2040 Master Portfolio       134,670,866        5,316,690      (34,756,513)        (29,439,823)

    -------------------------------------------------------------------------------------------------------


4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of August 31, 2001, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at August 31, 2001 and the value of the related collateral were as follows:

    -------------------------------------------------------------------------------------------------------------
                                                                            Value of                     Value of
    Master Portfolio                                                      Securities                   Collateral
    -------------------------------------------------------------------------------------------------------------
    LifePath Income Master Portfolio                             $         3,505,222          $         3,588,105
    LifePath 2010 Master Portfolio                                        11,330,066                   11,635,856
    LifePath 2020 Master Portfolio                                        31,330,359                   32,376,826
    LifePath 2030 Master Portfolio                                         9,390,880                    9,763,998
    LifePath 2040 Master Portfolio                                         8,118,813                    8,471,664

    -------------------------------------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                         Six
                                   Months Ended      Year Ended     Year Ended     Year Ended     Year Ended         Period
                                                                                                                      Ended
                                  August 31,           February       February       February       February       February
                                        2001                28,            29,            28,            28,            28,
                                 (Unaudited)               2001           2000           1999           1998           1997   4

----------------------------------------------------------------------------------------------------------------------------

LifePath Income Master Portfolio

       Ratio of expenses       2      0.52 %             0.55 %         0.55 %         0.55 %         0.55 %         0.55 %
       to average net assets

       Ratio of net            2      3.88 %    3        4.40 %         4.03 %         3.95 %         4.46 %         4.60 %
       investment income
       to average net assets

       Portfolio turnover               73 %    5          58 %           55 %           66 %           39 %          108 %
       rate

       Total return                   1.13 %    1        6.56 %         5.22 %         7.10 %        12.72 %         7.40 %   1

LifePath 2010 Master Portfolio

       Ratio of expenses       2      0.52 %             0.55 %         0.55 %         0.55 %         0.55 %         0.55 %
       to average net assets

       Ratio of net            2      3.26 %    3        3.49 %         3.20 %         3.12 %         3.49 %         3.76 %
       investment income
       to average net assets

       Portfolio turnover               51 %    5          54 %           49 %           38 %           46 %           73 %
       rate

       Total return                  (1.32)%    1        2.13 %         8.32 %        10.59 %        19.13 %        12.38 %   1

LifePath 2020 Master Portfolio

       Ratio of expenses       2      0.50 %             0.55 %         0.55 %         0.55 %         0.55 %         0.55 %
       to average net assets

       Ratio of net            2      2.30 %    3        2.38 %         2.27 %         2.30 %         2.69 %         3.00 %
       investment income
       to average net assets

       Portfolio turnover               62 %    5          39 %           43 %           36 %           41 %           61 %
       rate

       Total return                  (4.26)%    1       (3.14)%        11.24 %        12.82 %        24.65 %        15.46 %   1

LifePath 2030 Master Portfolio

       Ratio of expenses       2      0.52 %             0.55 %         0.55 %         0.55 %         0.55 %         0.55 %
       to average net assets


    Financial highlights for each of the Master Portfolios were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                         Six
                                   Months Ended      Year Ended    Year Ended    Year Ended      Year Ended          Period
                                                                                                                      Ended
                                  August 31,           February      February      February        February        February
                                        2001                28,           29,           28,             28,             28,
                                 (Unaudited)               2001          2000          1999            1998            1997   4

-----------------------------------------------------------------------------------------------------------------------------
       Ratio of net           2       1.80 %    3        1.72 %        1.72 %        1.74 %          2.13 %          2.47 %
       investment income
       to average net assets

       Portfolio turnover               34 %    5          27 %          26 %          19 %            27 %            42 %
       rate

       Total return                  (6.22)%    1       (5.59)%       13.44 %       13.95 %         28.62 %         17.77 %   1

LifePath 2040 Master Portfolio

       Ratio of expenses      2       0.53 %             0.55 %        0.55 %        0.55 %          0.55 %          0.55 %
       to average net assets

       Ratio of net           2       1.14 %    3        0.90 %        0.99 %        1.11 %          1.45 %          1.88 %
       investment income
       to average net assets

       Portfolio turnover                8 %    5          20 %          29 %          19 %            34 %            48 %
       rate

       Total return                  (8.39)%    1      (10.41)%       16.41 %       15.75 %         31.35 %         20.87 %   1

-----------------------------------------------------------------------------------------------------------------------------

    1  Not annualized.
    2  Annualized for periods of less than one year.
    3 Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios, for the six months ended August 31, 2001. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
    4 For the period March 26, 1996 (commencement of operations) to February 28, 1997.
    5 Portfolio turnover rates excluding in-kind transactions, for the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 73%, 49%, 22%, 17%, and 6%, respectively.

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